Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.5%):
Alphabet, Inc., Class A (a)	754	$78,212
Charter Communications, Inc., Class A (a)	174	62,224
Comcast Corp., Class A	2,336	88,558
Electronic Arts, Inc.	1,008	121,414
Fox Corp., Class A	2,507	85,363
Liberty Broadband Corp., Class C (a)	742	60,621
Live Nation Entertainment, Inc. (a)	968	67,760
Match Group, Inc. (a)	1,097	42,114
Meta Platforms, Inc., Class A (a)	249	52,773
Netflix, Inc. (a)	158	54,586
News Corp., Class A	4,730	81,687
Omnicom Group, Inc.	1,162	109,623
Paramount Global, Class B	2,371	52,897
The Interpublic Group of Cos., Inc.	2,670	99,431
The Trade Desk, Inc., Class A (a)	560	34,110
The Walt Disney Co. (a)	735	73,595
T-Mobile U.S., Inc. (a)	789	114,279
Verizon Communications, Inc.	3,004	116,826
Warner Music Group Corp., Class A	1,979	66,039
ZoomInfo Technologies, Inc. (a)	1,617	39,956
		1,502,068
Consumer Discretionary (9.6%):
Airbnb, Inc., Class A (a)	389	48,392
Aptiv PLC (a)	487	54,637
Aramark	2,388	85,490
AutoZone, Inc. (a)	48	117,991
Bath & Body Works, Inc.	1,100	40,238
Best Buy Co., Inc.	798	62,459
Booking Holdings, Inc. (a)	29	76,920
BorgWarner, Inc.	1,564	76,808
Burlington Stores, Inc. (a)	233	47,089
CarMax, Inc. (a)	727	46,732
Chipotle Mexican Grill, Inc. (a)	50	85,414
Churchill Downs, Inc.	333	85,598
D.R. Horton, Inc.	753	73,561
Darden Restaurants, Inc.	692	107,371
Deckers Outdoor Corp. (a)	165	74,176
Dick's Sporting Goods, Inc.	474	67,256
Dollar General Corp.	538	113,227
Dollar Tree, Inc. (a)	581	83,403
Domino's Pizza, Inc.	268	88,405
Expedia Group, Inc. (a)	507	49,194
Five Below, Inc. (a)	278	57,260
Floor & Decor Holdings, Inc., Class A (a)	495	48,619
Garmin Ltd.	906	91,433
General Motors Co.	1,651	60,559
Genuine Parts Co.	698	116,782
Hilton Worldwide Holdings, Inc.	600	84,522
Hyatt Hotels Corp., Class A (a)	674	75,346
Lennar Corp., Class A	736	77,361
LKQ Corp.	1,747	99,160
Lowe's Cos., Inc.	407	81,388
Marriott International, Inc., Class A	504	83,684
McDonald's Corp.	571	159,657
MGM Resorts International	1,399	62,144
NIKE, Inc., Class B	560	68,678
NVR, Inc. (a)	15	83,583
O'Reilly Automotive, Inc. (a)	150	127,347
Penske Automotive Group, Inc.	472	66,934
Pool Corp.	171	58,557
PulteGroup, Inc.	1,220	71,102
Ross Stores, Inc.	724	76,838

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Service Corp. International	1,414	$97,255
Starbucks Corp.	882	91,843
Tapestry, Inc.	1,548	66,734
Target Corp.	428	70,890
Tesla, Inc. (a)	202	41,907
The Home Depot, Inc.	311	91,782
The TJX Cos., Inc.	1,371	107,432
Tractor Supply Co.	388	91,195
Ulta Beauty, Inc. (a)	197	107,497
Vail Resorts, Inc.	365	85,293
VF Corp.	2,283	52,304
Yum! Brands, Inc.	1,040	137,363
		4,176,810
Consumer Staples (10.0%):
Altria Group, Inc.	2,511	112,041
Archer-Daniels-Midland Co.	1,150	91,609
BJ's Wholesale Club Holdings, Inc. (a)	1,318	100,260
Brown-Forman Corp., Class B	1,847	118,707
Bunge Ltd.	869	83,007
Campbell Soup Co.	2,490	136,900
Church & Dwight Co., Inc.	1,350	119,354
Colgate-Palmolive Co.	1,910	143,537
Conagra Brands, Inc.	3,509	131,798
Constellation Brands, Inc., Class A	487	110,008
Costco Wholesale Corp.	207	102,852
Coty, Inc., Class A (a)	5,002	60,324
Darling Ingredients, Inc. (a)	969	56,590
General Mills, Inc.	1,544	131,950
Hormel Foods Corp.	3,400	135,592
Kellogg Co.	2,021	135,326
Keurig Dr Pepper, Inc.	4,119	145,318
Kimberly-Clark Corp.	1,152	154,621
Lamb Weston Holdings, Inc.	1,108	115,808
McCormick & Co., Inc.	1,527	127,062
Mondelez International, Inc., Class A	2,217	154,569
Monster Beverage Corp. (a)	2,194	118,498
PepsiCo, Inc.	906	165,164
Performance Food Group Co. (a)	1,491	89,967
Philip Morris International, Inc.	1,283	124,772
Sysco Corp.	1,487	114,841
The Clorox Co.	620	98,109
The Coca-Cola Co.	2,621	162,581
The Estee Lauder Cos., Inc.	292	71,966
The Hershey Co.	578	147,049
The J.M. Smucker Co.	1,049	165,081
The Kraft Heinz Co.	3,147	121,694
The Kroger Co.	2,287	112,909
The Procter & Gamble Co.	985	146,460
Tyson Foods, Inc., Class A	1,917	113,716
Walmart, Inc.	815	120,172
		4,340,212
Energy (4.0%):
APA Corp.	1,262	45,508
Cheniere Energy, Inc.	433	68,241
Chesapeake Energy Corp.	705	53,608
Chevron Corp.	520	84,843
ConocoPhillips	620	61,510
Coterra Energy, Inc.	2,536	62,233
Devon Energy Corp.	948	47,978
Diamondback Energy, Inc.	422	57,042
EOG Resources, Inc.	543	62,244
EQT Corp.	1,439	45,918
Exxon Mobil Corp.	742	81,368
Halliburton Co.	1,503	47,555

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Hess Corp.	442	$58,494
HF Sinclair Corp.	1,252	60,572
Kinder Morgan, Inc.	5,958	104,325
Marathon Oil Corp.	2,184	52,329
Marathon Petroleum Corp.	572	77,123
Occidental Petroleum Corp.	1,053	65,739
ONEOK, Inc.	1,229	78,091
Ovintiv, Inc.	1,078	38,894
Phillips 66	669	67,823
Pioneer Natural Resources Co.	332	67,808
Schlumberger NV	1,105	54,255
Targa Resources Corp.	897	65,436
Texas Pacific Land Corp.	31	52,732
The Williams Cos., Inc.	3,076	91,849
Valero Energy Corp.	450	62,820
		1,716,338
Financials (14.1%):
Aflac, Inc.	1,739	112,200
Ally Financial, Inc.	1,759	44,837
American Express Co.	477	78,681
American Financial Group, Inc.	769	93,433
American International Group, Inc.	1,570	79,065
Ameriprise Financial, Inc.	250	76,625
Aon PLC, Class A	389	122,648
Arch Capital Group Ltd. (a)	1,380	93,661
Ares Management Corp., Class A	830	69,255
Arthur J. Gallagher & Co.	616	117,847
Bank of America Corp.	2,767	79,136
BlackRock, Inc.	109	72,934
Blackstone, Inc.	603	52,967
Brown & Brown, Inc.	1,607	92,274
Capital One Financial Corp.	580	55,773
Cboe Global Markets, Inc.	928	124,575
Chubb Ltd.	557	108,158
Citigroup, Inc.	1,689	79,197
Citizens Financial Group, Inc.	2,120	64,384
CME Group, Inc.	677	129,659
Comerica, Inc.	1,178	51,149
Discover Financial Services	665	65,729
East West Bancorp, Inc.	954	52,947
Equitable Holdings, Inc.	2,608	66,217
Erie Indemnity Co., Class A	414	95,907
Everest Re Group Ltd.	237	84,851
FactSet Research Systems, Inc.	230	95,471
Fidelity National Financial, Inc.	2,177	76,043
Fifth Third Bancorp.	2,243	59,753
First Citizens BancShares, Inc., Class A	131	127,476
First Republic Bank (b)	533	7,457
Franklin Resources, Inc.	2,444	65,841
Globe Life, Inc.	958	105,399
Huntington Bancshares, Inc.	5,838	65,386
Interactive Brokers Group, Inc.	1,024	84,541
Intercontinental Exchange, Inc.	1,044	108,879
JPMorgan Chase & Co.	720	93,823
KeyCorp.	4,277	53,548
Loews Corp.	1,963	113,893
LPL Financial Holdings, Inc.	309	62,542
M&T Bank Corp.	560	66,959
MarketAxess Holdings, Inc.	215	84,127
Marsh & McLennan Cos., Inc.	706	117,584
MetLife, Inc.	1,612	93,399
Moody's Corp.	273	83,543
Morgan Stanley	1,006	88,327
Morningstar, Inc.	370	75,121

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MSCI, Inc.	140	$78,357
Nasdaq, Inc.	1,768	96,657
Northern Trust Corp.	860	75,792
Principal Financial Group, Inc.	1,012	75,212
Raymond James Financial, Inc.	856	79,839
Regions Financial Corp.	3,787	70,287
Reinsurance Group of America, Inc.	666	88,418
Rocket Cos, Inc., Class A (a)(b)	5,934	53,762
Ryan Specialty Holdings, Inc. (a)	1,569	63,137
S&P Global, Inc.	275	94,812
State Street Corp.	848	64,185
Synchrony Financial	1,780	51,762
T. Rowe Price Group, Inc.	553	62,434
The Bank of New York Mellon Corp.	1,964	89,244
The Carlyle Group, Inc.	1,818	56,467
The Charles Schwab Corp.	1,149	60,185
The Goldman Sachs Group, Inc.	275	89,955
The Hartford Financial Services Group, Inc.	1,467	102,235
The PNC Financial Services Group, Inc.	576	73,210
The Progressive Corp.	763	109,155
The Travelers Cos., Inc.	644	110,388
Tradeweb Markets, Inc., Class A	1,342	106,045
Truist Financial Corp.	1,876	63,972
U.S. Bancorp.	2,069	74,587
Unum Group	1,844	72,949
W.R. Berkley Corp.	1,647	102,542
Webster Financial Corp.	1,588	62,599
Wells Fargo & Co.	1,994	74,536
		6,095,944
Health Care (13.5%):
Abbott Laboratories	1,092	110,576
AbbVie, Inc.	805	128,293
Agilent Technologies, Inc.	592	81,897
Align Technology, Inc. (a)	137	45,777
AmerisourceBergen Corp.	789	126,327
Amgen, Inc.	554	133,930
Avantor, Inc. (a)	2,833	59,890
Becton Dickinson and Co.	500	123,770
Biogen, Inc. (a)	184	51,158
BioMarin Pharmaceutical, Inc. (a)	869	84,502
Bio-Techne Corp.	1,019	75,600
Boston Scientific Corp. (a)	2,581	129,127
Bristol-Myers Squibb Co.	1,858	128,778
Bruker Corp.	1,120	88,301
Catalent, Inc. (a)	652	42,843
Centene Corp. (a)	1,289	81,478
Charles River Laboratories International, Inc. (a)	281	56,711
CVS Health Corp.	1,326	98,535
Danaher Corp.	335	84,433
Dexcom, Inc. (a)	502	58,322
Edwards Lifesciences Corp. (a)	889	73,547
Elevance Health, Inc.	214	98,399
Eli Lilly & Co.	335	115,046
GE HealthCare Technologies, Inc. (a)	839	68,823
Gilead Sciences, Inc.	1,236	102,551
HCA Healthcare, Inc.	317	83,587
Henry Schein, Inc. (a)	1,356	110,568
Hologic, Inc. (a)	1,292	104,264
Humana, Inc.	213	103,403
IDEXX Laboratories, Inc. (a)	143	71,511
Incyte Corp. (a)	1,431	103,418
Insulet Corp. (a)	216	68,895
Intuitive Surgical, Inc. (a)	318	81,240
IQVIA Holdings, Inc. (a)	373	74,186

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Johnson & Johnson	1,088	$168,640
Laboratory Corp. of America Holdings	405	92,915
Masimo Corp. (a)	379	69,941
McKesson Corp.	352	125,330
Medtronic PLC	1,310	105,612
Merck & Co., Inc.	1,242	132,136
Mettler-Toledo International, Inc. (a)	57	87,222
Moderna, Inc. (a)	316	48,531
Molina Healthcare, Inc. (a)	368	98,436
Neurocrine Biosciences, Inc. (a)	816	82,596
PerkinElmer, Inc.	612	81,555
Pfizer, Inc.	2,675	109,140
Quest Diagnostics, Inc.	844	119,409
Regeneron Pharmaceuticals, Inc. (a)	101	82,989
Repligen Corp. (a)	253	42,595
ResMed, Inc.	464	101,611
Stryker Corp.	335	95,633
Teleflex, Inc.	326	82,579
The Cigna Group	394	100,679
The Cooper Cos., Inc.	253	94,460
Thermo Fisher Scientific, Inc.	168	96,830
United Therapeutics Corp. (a)	409	91,600
UnitedHealth Group, Inc.	237	112,004
Veeva Systems, Inc., Class A (a)	404	74,251
Vertex Pharmaceuticals, Inc. (a)	305	96,096
Viatris, Inc.	6,941	66,772
Waters Corp. (a)	271	83,910
West Pharmaceutical Services, Inc.	188	65,136
Zimmer Biomet Holdings, Inc.	845	109,174
Zoetis, Inc.	504	83,886
		5,851,354
Industrials (17.4%):
3M Co.	843	88,608
A O Smith Corp.	1,154	79,799
AECOM	1,203	101,437
AGCO Corp.	531	71,791
Allegion PLC	750	80,047
American Airlines Group, Inc. (a)	3,501	51,640
AMETEK, Inc.	792	115,101
Avis Budget Group, Inc. (a)	199	38,765
Axon Enterprise, Inc. (a)	304	68,354
Booz Allen Hamilton Holding Corp.	1,166	108,077
Builders FirstSource, Inc. (a)	686	60,903
C.H. Robinson Worldwide, Inc.	886	88,042
Carlisle Cos., Inc.	312	70,534
Carrier Global Corp.	1,848	84,546
Caterpillar, Inc.	351	80,323
Cintas Corp.	246	113,819
Copart, Inc. (a)	1,362	102,436
CoStar Group, Inc. (a)	1,068	73,532
CSX Corp.	3,380	101,197
Cummins, Inc.	424	101,285
Deere & Co.	217	89,595
Delta Air Lines, Inc. (a)	1,838	64,183
Dover Corp.	635	96,482
Eaton Corp. PLC	592	101,433
Emerson Electric Co.	1,153	100,472
Equifax, Inc.	342	69,371
Expeditors International of Washington, Inc.	846	93,162
Fastenal Co.	1,789	96,499
FedEx Corp.	303	69,232
Fortive Corp.	1,486	101,301
General Dynamics Corp.	535	122,092
Graco, Inc.	1,512	110,391

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
HEICO Corp.	602	$102,966
Honeywell International, Inc.	605	115,628
Howmet Aerospace, Inc.	2,190	92,790
Hubbell, Inc.	361	87,835
IDEX Corp.	479	110,663
Illinois Tool Works, Inc.	437	106,388
Ingersoll Rand, Inc.	1,428	83,081
J.B. Hunt Transport Services, Inc.	476	83,519
Jacobs Solutions, Inc.	821	96,476
Johnson Controls International PLC	1,415	85,211
Knight-Swift Transportation Holdings, Inc.	1,520	86,002
L3Harris Technologies, Inc.	456	89,485
Leidos Holdings, Inc.	1,195	110,012
Lennox International, Inc.	292	73,374
Lincoln Electric Holdings, Inc.	640	108,224
Lockheed Martin Corp.	241	113,928
Masco Corp.	1,379	68,564
Nordson Corp.	402	89,349
Norfolk Southern Corp.	447	94,764
Northrop Grumman Corp.	199	91,882
Old Dominion Freight Line, Inc.	202	68,850
Otis Worldwide Corp.	1,330	112,252
Owens Corning (b)	724	69,359
PACCAR, Inc.	1,425	104,310
Parker-Hannifin Corp.	252	84,700
Quanta Services, Inc.	478	79,654
Raytheon Technologies Corp.	1,096	107,331
Regal Rexnord Corp.	431	60,655
Republic Services, Inc.	1,015	137,248
Robert Half International, Inc.	964	77,669
Rockwell Automation, Inc.	273	80,112
Rollins, Inc.	2,727	102,344
Snap-on, Inc.	447	110,360
Southwest Airlines Co.	2,354	76,599
Stanley Black & Decker, Inc.	694	55,923
Textron, Inc.	1,243	87,793
The Toro Co.	998	110,938
Trane Technologies PLC	500	91,990
TransDigm Group, Inc.	114	84,024
TransUnion	930	57,790
U-Haul Holding Co.	1,281	76,412
Union Pacific Corp.	464	93,385
United Airlines Holdings, Inc. (a)	1,138	50,356
United Parcel Service, Inc., Class B	552	107,082
United Rentals, Inc.	147	58,177
Verisk Analytics, Inc.	602	115,500
W.W. Grainger, Inc.	127	87,479
Waste Management, Inc.	902	147,179
Watsco, Inc.	246	78,267
Westinghouse Air Brake Technologies Corp.	936	94,592
WillScot Mobile Mini Holdings Corp. (a)	1,629	76,368
Xylem, Inc.	827	86,587
		7,515,875
Information Technology (15.5%):
Accenture PLC, Class A	331	94,603
Adobe, Inc. (a)	196	75,533
Advanced Micro Devices, Inc. (a)	615	60,276
Akamai Technologies, Inc. (a)	1,221	95,604
Amphenol Corp., Class A	1,269	103,703
Analog Devices, Inc.	430	84,805
ANSYS, Inc. (a)	228	75,878
Apple, Inc.	546	90,035
Applied Materials, Inc.	488	59,941
Arista Networks, Inc. (a)	499	83,762

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Autodesk, Inc. (a)	296	$61,615
Automatic Data Processing, Inc.	464	103,300
Bentley Systems, Inc., Class B	1,611	69,257
Broadcom, Inc.	138	88,533
Broadridge Financial Solutions, Inc.	655	96,003
Cadence Design Systems, Inc. (a)	404	84,876
CDW Corp.	477	92,963
Cisco Systems, Inc.	2,301	120,285
Cognizant Technology Solutions Corp., Class A	1,321	80,489
Corning, Inc.	2,777	97,973
Dell Technologies, Inc., Class C	1,742	70,046
Dynatrace, Inc. (a)	1,260	53,298
Enphase Energy, Inc. (a)	209	43,949
Entegris, Inc.	517	42,399
EPAM Systems, Inc. (a)	174	52,026
Fair Isaac Corp. (a)	81	56,918
Fiserv, Inc. (a)	812	91,780
FleetCor Technologies, Inc. (a)	382	80,545
Fortinet, Inc. (a)	934	62,074
Gartner, Inc. (a)	272	88,609
Gen Digital, Inc.	4,455	76,448
Genpact Ltd.	2,555	118,092
Global Payments, Inc.	643	67,669
GoDaddy, Inc., Class A (a)	1,128	87,668
Hewlett Packard Enterprise Co.	5,775	91,996
HP, Inc.	2,556	75,019
Intel Corp.	2,815	91,966
International Business Machines Corp.	952	124,798
Intuit, Inc.	155	69,104
Jabil, Inc.	982	86,573
Jack Henry & Associates, Inc.	630	94,954
Juniper Networks, Inc.	3,269	112,519
Keysight Technologies, Inc. (a)	507	81,870
KLA Corp.	166	66,262
Lam Research Corp.	110	58,313
Lattice Semiconductor Corp. (a)	606	57,873
Manhattan Associates, Inc. (a)	426	65,966
Mastercard, Inc., Class A	282	102,482
Microchip Technology, Inc.	783	65,600
Micron Technology, Inc.	1,108	66,857
Microsoft Corp.	312	89,950
Monolithic Power Systems, Inc.	102	51,055
Motorola Solutions, Inc.	385	110,160
NetApp, Inc.	1,396	89,135
NVIDIA Corp.	194	53,887
NXP Semiconductors NV	364	67,877
ON Semiconductor Corp. (a)	622	51,203
Oracle Corp.	1,077	100,075
Palo Alto Networks, Inc. (a)	337	67,312
Paychex, Inc.	921	105,537
Paycom Software, Inc. (a)	200	60,802
Paylocity Holding Corp. (a)	280	55,658
PayPal Holdings, Inc. (a)	779	59,157
PTC, Inc. (a)	674	86,427
Pure Storage, Inc., Class A (a)	2,826	72,091
Qorvo, Inc. (a)	609	61,856
QUALCOMM, Inc.	523	66,724
Roper Technologies, Inc.	260	114,579
Salesforce, Inc. (a)	382	76,316
Seagate Technology Holdings PLC	966	63,872
ServiceNow, Inc. (a)	124	57,625
Skyworks Solutions, Inc.	566	66,777
SS&C Technologies Holdings, Inc.	1,518	85,721
Synopsys, Inc. (a)	215	83,044

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
TD SYNNEX Corp.	857	$82,949
TE Connectivity Ltd.	681	89,313
Teledyne Technologies, Inc. (a)	221	98,867
Teradyne, Inc.	607	65,259
Texas Instruments, Inc.	518	96,353
Trimble, Inc. (a)	1,277	66,940
Tyler Technologies, Inc. (a)	221	78,375
VeriSign, Inc. (a)	466	98,480
Visa, Inc., Class A	503	113,406
Zebra Technologies Corp. (a)	190	60,420
Zoom Video Communications, Inc., Class A (a)	626	46,224
		6,716,533
Materials (4.7%):
Air Products and Chemicals, Inc.	339	97,364
Albemarle Corp.	221	48,850
Avery Dennison Corp.	466	83,381
Ball Corp.	1,139	62,770
Celanese Corp.	544	59,236
CF Industries Holdings, Inc.	709	51,395
Cleveland-Cliffs, Inc. (a)(b)	2,162	39,629
Corteva, Inc.	1,513	91,249
Crown Holdings, Inc.	767	63,439
Dow, Inc.	1,538	84,313
DuPont de Nemours, Inc.	1,171	84,043
Eastman Chemical Co.	851	71,773
Ecolab, Inc.	500	82,765
FMC Corp.	793	96,849
Freeport-McMoRan, Inc.	1,262	51,628
International Paper Co.	2,228	80,342
LyondellBasell Industries NV, Class A	848	79,619
Martin Marietta Materials, Inc.	245	86,990
Nucor Corp.	371	57,308
Packaging Corp. of America	648	89,962
PPG Industries, Inc.	582	77,744
Reliance Steel & Aluminum Co.	365	93,710
RPM International, Inc.	978	85,321
Steel Dynamics, Inc.	505	57,095
The Mosaic Co.	1,117	51,248
The Sherwin-Williams Co.	331	74,399
Vulcan Materials Co.	537	92,128
Westlake Corp.	569	65,993
		2,060,543
Real Estate (0.2%):
CBRE Group, Inc., Class A (a)	987	71,864

Utilities (7.0%):
Alliant Energy Corp.	2,143	114,436
Ameren Corp.	1,375	118,786
American Electric Power Co., Inc.	1,234	112,282
American Water Works Co., Inc.	695	101,811
Atmos Energy Corp.	977	109,776
CenterPoint Energy, Inc.	4,048	119,254
CMS Energy Corp.	1,895	116,315
Consolidated Edison, Inc.	1,352	129,346
Dominion Energy, Inc.	1,874	104,775
DTE Energy Co.	1,048	114,798
Duke Energy Corp.	1,275	122,999
Edison International	1,409	99,461
Entergy Corp.	1,005	108,279
Essential Utilities, Inc.	2,446	106,768
Evergy, Inc.	1,829	111,788
Eversource Energy	1,406	110,034
Exelon Corp.	2,509	105,102
FirstEnergy Corp.	2,825	113,170

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	1,299	$100,127
NiSource, Inc.	3,757	105,046
PG&E Corp. (a)	5,573	90,115
PPL Corp.	4,198	116,662
Public Service Enterprise Group, Inc.	1,735	108,351
Sempra Energy	734	110,951
The Southern Co.	1,833	127,540
WEC Energy Group, Inc.	1,272	120,573
Xcel Energy, Inc.	1,724	116,267
		3,014,812
Total Common Stocks (Cost $39,299,697)		43,062,353

Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.69% (c)	171,439	171,439
Total Investment Companies (Cost $171,439)		171,439

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	13,006	13,006
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	13,006	13,006
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	13,006	13,006
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	13,006	13,006
Total Collateral for Securities Loaned (Cost $52,024)		52,024

Total Investments (Cost $39,523,160) — 100.0%		43,285,816
Liabilities in excess of other assets — 0.0%(d)		(16,701)
NET ASSETS - 100.00%		$43,269,115

^	Purchased with cash collateral from securities on loan.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Rate disclosed is the daily yield on March 31, 2023.

(d)	Amount represents less than 0.05% of net assets.

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini S&P 500 Futures	1	6/19/23	$194,729	$206,887	$12,158

	Total unrealized appreciation				$12,158
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$12,158

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (90.2%)
Australia (1.8%):
Energy (0.3%):
Santos Ltd.	1,185,693	$5,455,826
Woodside Energy Group Ltd.	204,299	4,563,060
		10,018,886
Financials (0.8%):
ANZ Group Holdings Ltd.	477,744	7,360,462
National Australia Bank Ltd.	428,626	7,984,973
Westpac Banking Corp.	565,674	8,234,165
		23,579,600
Materials (0.7%):
BHP Group Ltd.	177,788	5,619,331
Fortescue Metals Group Ltd.	272,768	4,099,223
Rio Tinto Ltd.	72,345	5,811,616
South32 Ltd.	1,431,075	4,193,164
		19,723,334
		53,321,820
Austria (0.1%):
Energy (0.1%):
OMV AG	86,803	3,985,896

Bermuda (0.3%):
Industrials (0.3%):
Triton International Ltd.	123,500	7,807,670

Brazil (2.0%):
Communication Services (0.3%):
Telefonica Brasil SA	204,700	1,561,535
TIM SA	3,039,200	7,544,177
		9,105,712
Consumer Discretionary (0.1%):
Vibra Energia SA	890,200	2,531,183

Consumer Staples (0.6%):
Ambev SA	3,137,300	8,871,033
JBS SA	2,760,700	9,723,652
		18,594,685
Financials (0.7%):
Banco Bradesco SA	1,194,200	2,792,334
Banco do Brasil SA	289,900	2,237,216
BB Seguridade Participacoes SA	2,155,100	13,824,721
		18,854,271
Information Technology (0.1%):
Cielo SA	3,509,800	3,358,892

Materials (0.2%):
Cia Siderurgica Nacional SA	720,500	2,195,095
Suzano SA	454,000	3,726,672
		5,921,767
		58,366,510
Canada (3.4%):
Communication Services (0.7%):
BCE, Inc.	230,028	10,305,554
TELUS Corp. (a)	482,467	9,579,360
		19,884,914

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.9%):
Enbridge, Inc.	239,563	$9,135,411
Pembina Pipeline Corp.	215,969	6,997,057
Suncor Energy, Inc.	134,698	4,182,586
TC Energy Corp.	170,231	6,622,544
		26,937,598
Financials (1.1%):
Canadian Imperial Bank of Commerce	171,492	7,273,149
Great-West Lifeco, Inc.	312,509	8,283,929
Power Corp.	355,668	9,091,077
The Bank of Nova Scotia	174,117	8,770,920
		33,419,075
Utilities (0.7%):
Emera, Inc.	214,350	8,806,862
Fortis, Inc.	255,220	10,850,580
		19,657,442
		99,899,029
Chile (0.6%):
Consumer Staples (0.2%):
Cencosud SA	3,073,783	5,947,269

Energy (0.1%):
Empresas COPEC SA	409,135	2,887,886

Financials (0.2%):
Banco de Chile	14,617,277	1,420,297
Banco Santander Chile	124,265,417	5,514,907
		6,935,204
Industrials (0.1%):
Cia Sud Americana de Vapores SA	18,404,509	1,835,265

Materials (0.0%):(b)
Empresas CMPC SA	645,975	1,079,438
		18,685,062
China (4.5%):
Energy (1.0%):
China Petroleum & Chemical Corp., Class H	20,264,000	11,958,491
China Shenhua Energy Co. Ltd., Class H	3,844,500	12,098,654
Inner Mongolia Yitai Coal Co. Ltd., Class B	647,769	952,090
Yankuang Energy Group Co. Ltd., Class H	854,000	3,057,779
		28,067,014
Financials (2.7%):
Agricultural Bank of China Ltd., Class H	30,395,000	11,256,347
Bank of China Ltd., Class H	31,398,000	12,037,266
Bank of Communications Co. Ltd., Class H	13,486,000	8,481,625
China Cinda Asset Management Co. Ltd., Class H	8,836,000	1,116,816
China CITIC Bank Corp. Ltd., Class H	21,320,000	10,725,563
China Construction Bank Corp., Class H	10,592,000	6,855,263
China Everbright Bank Co. Ltd., Class H	13,742,000	4,168,893
China Galaxy Securities Co. Ltd., Class H	8,714,500	4,387,623
China Merchants Securities Co. Ltd., Class H (c)	4,326,600	4,147,655
China Minsheng Banking Corp. Ltd., Class H	18,149,000	6,218,886
Industrial & Commercial Bank of China Ltd., Class H	13,289,000	7,062,481
New China Life Insurance Co. Ltd., Class H	740,800	1,759,460
		78,217,878
Industrials (0.0%):(b)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,178,400	1,681,035

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd., Class H (c)	16,870,000	$6,213,188

Materials (0.6%):
Anhui Conch Cement Co. Ltd., Class H	1,722,000	5,968,112
China Hongqiao Group Ltd.	5,021,000	4,825,213
China National Building Material Co. Ltd., Class H	8,238,000	6,771,179
		17,564,504
		131,743,619
Colombia (0.1%):
Utilities (0.1%):
Interconexion Electrica SA ESP	790,746	2,573,811

Czech Republic (0.4%):
Financials (0.2%):
Komercni Banka A/S	193,606	6,428,022

Utilities (0.2%):
CEZ A/S	98,694	4,794,275
		11,222,297
Denmark (0.1%):
Industrials (0.1%):
AP Moller - Maersk A/S, Class B	1,842	3,348,587

Finland (0.4%):
Financials (0.2%):
Nordea Bank Abp	627,667	6,704,868

Materials (0.2%):
Stora Enso Oyj, Class R	374,512	4,871,900
		11,576,768
France (2.1%):
Communication Services (0.4%):
Orange SA	905,801	10,760,071

Energy (0.2%):
TotalEnergies SE	93,604	5,518,725

Financials (1.0%):
Amundi SA (c)	83,667	5,271,290
AXA SA	231,588	7,066,846
BNP Paribas SA	91,981	5,492,371
Credit Agricole SA	560,016	6,317,062
Societe Generale SA	189,283	4,264,406
		28,411,975
Industrials (0.3%):
Bouygues SA	244,291	8,238,214

Utilities (0.2%):
Engie SA	464,614	7,351,691
		60,280,676
Germany (1.4%):
Communication Services (0.2%):
Telefonica Deutschland Holding AG	2,235,266	6,880,065

Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG	63,952	7,008,400

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Mercedes-Benz Group AG	65,054	$5,002,367
		12,010,767
Industrials (0.2%):
Deutsche Post AG, Registered Shares	134,969	6,320,770

Materials (0.2%):
Evonik Industries AG	246,889	5,193,848

Real Estate (0.1%):
Vonovia SE	154,640	2,912,343

Utilities (0.3%):
E.ON SE	599,265	7,474,966
		40,792,759
Hong Kong (1.2%):
Real Estate (0.7%):
Henderson Land Development Co. Ltd.	412,000	1,425,472
Sino Land Co. Ltd.	3,254,000	4,400,567
Sun Hung Kai Properties Ltd.	571,000	7,999,689
Swire Pacific Ltd., Class A	710,000	5,456,479
		19,282,207
Utilities (0.5%):
CLP Holdings Ltd.	1,116,000	8,064,570
Hong Kong & China Gas Co. Ltd.	8,236,000	7,251,265
		15,315,835
		34,598,042
India (1.6%):
Communication Services (0.1%):
Indus Towers Ltd.	1,370,939	2,390,123

Consumer Discretionary (0.3%):
Bajaj Auto Ltd.	166,758	7,888,905

Consumer Staples (0.3%):
ITC Ltd.	1,838,788	8,604,002

Energy (0.3%):
Bharat Petroleum Corp. Ltd.	1,504,367	6,315,075
Hindustan Petroleum Corp. Ltd.	1,318,364	3,808,489
		10,123,564
Information Technology (0.0%):(b)
HCL Technologies Ltd.	21,201	281,473

Materials (0.3%):
Ambuja Cements Ltd. (d)	602,686	2,691,060
Tata Steel Ltd.	2,455,472	3,136,986
Vedanta Ltd.	714,906	2,395,009
		8,223,055
Utilities (0.3%):
NTPC Ltd.	3,134,259	6,691,874
Power Grid Corp. of India Ltd.	1,434,593	3,949,792
		10,641,666
		48,152,788
Indonesia (1.2%):
Consumer Staples (0.2%):
PT Gudang Garam Tbk	1,098,000	1,905,439
PT Indofood Sukses Makmur Tbk	12,939,600	5,358,695
		7,264,134

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.9%):
PT Adaro Energy Indonesia Tbk	54,247,700	$10,519,001
PT Bukit Asam Tbk	16,691,600	4,447,107
PT Indo Tambangraya Megah Tbk	1,581,100	4,160,592
United Tractors Tbk PT	3,167,800	6,158,126
		25,284,826
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk	26,001,400	2,400,977
		34,949,937
Ireland (0.3%):
Health Care (0.3%):
Medtronic PLC	91,090	7,343,676

Israel (0.2%):
Materials (0.2%):
ICL Group Ltd.	689,677	4,676,207

Italy (1.8%):
Energy (0.2%):
Eni SpA	411,776	5,742,244

Financials (0.8%):
Assicurazioni Generali SpA	371,755	7,406,382
Intesa Sanpaolo SpA	2,032,068	5,214,701
Mediobanca Banca di Credito Finanziario SpA	615,742	6,186,970
Poste Italiane SpA (c)	579,000	5,903,847
		24,711,900
Utilities (0.8%):
Enel SpA	1,148,983	7,006,938
Snam SpA	1,515,547	8,034,741
Terna - Rete Elettrica Nazionale	920,963	7,557,994
		22,599,673
		53,053,817
Japan (3.2%):
Communication Services (0.5%):
SoftBank Corp.	1,326,400	15,313,429

Consumer Discretionary (0.4%):
Sekisui House Ltd.	498,900	10,169,349

Consumer Staples (0.3%):
Japan Tobacco, Inc.	437,800	9,248,934

Energy (0.2%):
Inpex Corp.	442,300	4,681,180

Health Care (0.4%):
Takeda Pharmaceutical Co. Ltd.	331,800	10,898,726

Industrials (0.6%):
Marubeni Corp.	463,600	6,305,542
Nippon Yusen KK	179,200	4,186,289
Sumitomo Corp.	430,200	7,622,006
		18,113,837
Information Technology (0.3%):
Canon, Inc.	381,800	8,503,596

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Materials (0.2%):
Nippon Steel Corp.	284,200	$6,702,617

Real Estate (0.3%):
Daiwa House Industry Co. Ltd.	401,000	9,449,133
		93,080,801
Malaysia (0.9%):
Consumer Staples (0.1%):
Sime Darby Plantation Bhd	1,635,600	1,588,904

Financials (0.2%):
RHB Bank Bhd	4,680,700	5,925,625

Industrials (0.1%):
MISC Bhd	2,023,300	3,318,696
Sime Darby Bhd	2,286,200	1,115,238
		4,433,934
Materials (0.2%):
Petronas Chemicals Group Bhd	3,871,300	6,224,672

Utilities (0.3%):
Tenaga Nasional Bhd	4,129,200	8,645,885
		26,819,020
Mexico (1.7%):
Consumer Staples (0.6%):
Arca Continental SAB de CV	1,125,472	10,222,534
Kimberly-Clark de Mexico SAB de CV, Class A	3,663,116	7,718,116
		17,940,650
Financials (0.5%):
Banco del Bajio SA (c)	328,012	1,194,340
Grupo Financiero Banorte SAB de CV, Class O	1,517,051	12,790,642
		13,984,982
Industrials (0.4%):
Alfa SAB de CV, Class A	1,989,413	1,261,030
Grupo Aeroportuario del Centro Norte SAB de CV	525,635	5,872,158
Grupo Aeroportuario del Pacifico SAB de CV, Class B	301,359	5,864,660
		12,997,848
Materials (0.2%):
Orbia Advance Corp. SAB de CV	2,533,238	5,509,026
		50,432,506
Netherlands (1.4%):
Communication Services (0.4%):
Koninklijke KPN NV	3,111,647	10,994,193

Consumer Staples (0.0%):(b)
X5 Retail Group NV, GDR (d)(e)(f)	201,753	15,821

Financials (0.4%):
ABN AMRO Bank NV (c)	294,224	4,665,209
NN Group NV	170,650	6,195,711
		10,860,920
Health Care (0.1%):
Koninklijke Philips NV	250,955	4,608,834

Industrials (0.2%):
Randstad NV	97,516	5,788,469

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Real Estate (0.3%):
NEPI Rockcastle NV	1,535,528	$8,890,705
		41,158,942
Norway (0.7%):
Communication Services (0.3%):
Telenor ASA	644,631	7,561,947

Energy (0.1%):
Aker BP ASA	160,318	3,933,644

Materials (0.3%):
Norsk Hydro ASA	600,275	4,482,203
Yara International ASA	125,502	5,456,946
		9,939,149
		21,434,740
Philippines (0.2%):
Communication Services (0.2%):
PLDT, Inc.	243,910	6,389,277

Poland (0.0%):(b)
Communication Services (0.0%):(b)
Cyfrowy Polsat SA	116,333	452,242

Portugal (0.4%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	330,336	7,753,204

Energy (0.1%):
Galp Energia SGPS SA	409,353	4,631,510
		12,384,714
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC (d)(e)(f)	2,330,210	71,209
Rostelecom PJSC (d)(e)(f)	6,752,730	62,347
		133,556
Consumer Staples (0.0%):(b)
Magnit PJSC (d)(e)(f)	93,217	1,083

Energy (0.0%):(b)
Tatneft PJSC (e)(f)	827,565	40,638

Financials (0.0%):(b)
Moscow Exchange MICEX-RTS PJSC (d)(e)(f)	2,604,790	33,789

Materials (0.0%):(b)
Magnitogorsk Iron & Steel Works PJSC (d)(e)(f)	4,673,660	29,385
MMC Norilsk Nickel PJSC (d)(e)	14,877	38,961
Novolipetsk Steel PJSC (d)(e)(f)	1,477,080	36,015
Polyus PJSC (d)(e)(f)	34,403	49,766
Severstal PAO (d)(e)(f)	223,944	41,061
		195,188
Utilities (0.0%):(b)
Inter RAO UES PJSC (d)(e)(f)	128,274,200	47,540
RusHydro PJSC (d)(e)(f)	694,437,000	63,213
		110,753
		515,007

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Singapore (0.7%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	5,424,900	$10,053,911

Consumer Staples (0.3%):
Wilmar International Ltd.	3,053,300	9,675,379
		19,729,290
South Africa (1.3%):
Communication Services (0.1%):
MultiChoice Group	444,659	3,091,310
Vodacom Group Ltd.	135,888	933,044
		4,024,354
Energy (0.4%):
Exxaro Resources Ltd.	1,035,877	10,831,564

Financials (0.2%):
Nedbank Group Ltd.	453,744	5,538,744

Materials (0.6%):
African Rainbow Minerals Ltd.	315,802	4,108,993
Anglo American Platinum Ltd.	95,884	5,149,381
Impala Platinum Holdings Ltd.	361,220	3,326,194
Sasol Ltd.	231,376	3,128,050
Sibanye Stillwater Ltd.	1,460,296	3,016,514
		18,729,132
		39,123,794
South Korea (1.1%):
Consumer Discretionary (0.2%):
Kia Corp.	103,348	6,450,495

Consumer Staples (0.4%):
KT&G Corp.	151,940	9,765,995

Financials (0.5%):
Hana Financial Group, Inc.	139,094	4,356,783
KB Financial Group, Inc.	133,686	4,883,068
Shinhan Financial Group Co. Ltd.	193,966	5,269,756
		14,509,607
		30,726,097
Spain (0.5%):
Communication Services (0.3%):
Telefonica SA	1,889,439	8,136,710

Utilities (0.2%):
Endesa SA	353,585	7,679,085
		15,815,795
Sweden (0.6%):
Consumer Discretionary (0.2%):
H & M Hennes & Mauritz AB, Class B	365,678	5,230,211

Financials (0.2%):
Swedbank AB, Class A	335,183	5,513,977

Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson, Class B	917,988	5,383,057
		16,127,245
Switzerland (0.9%):
Consumer Discretionary (0.2%):
Garmin Ltd.	63,046	6,362,602

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Financials (0.3%):
Swiss Re AG	75,809	$7,790,254

Industrials (0.2%):
Kuehne + Nagel International AG, Class R (a)	23,001	6,852,381

Materials (0.2%):
Glencore PLC	794,071	4,568,501
		25,573,738
Taiwan (5.2%):
Consumer Discretionary (0.0%):(b)
Giant Manufacturing Co. Ltd.	24,000	139,543

Financials (0.6%):
Cathay Financial Holding Co. Ltd.	6,672,000	9,187,085
China Development Financial Holding Corp.	19,237,000	7,960,535
		17,147,620
Industrials (0.4%):
China Airlines Ltd.	3,775,000	2,431,028
Wan Hai Lines Ltd.	4,001,000	9,055,907
		11,486,935
Information Technology (2.9%):
Acer, Inc.	5,026,000	4,658,788
Asustek Computer, Inc.	695,000	6,236,064
Compal Electronics, Inc.	13,374,000	11,108,075
Gigabyte Technology Co. Ltd.	1,028,000	4,532,301
MediaTek, Inc.	269,000	6,974,701
Micro-Star International Co. Ltd.	1,272,000	6,046,508
Novatek Microelectronics Corp.	803,000	11,411,996
Pegatron Corp.	4,789,000	10,989,996
Quanta Computer, Inc.	4,663,000	13,661,570
Realtek Semiconductor Corp.	178,000	2,272,244
Synnex Technology International Corp.	3,831,000	7,730,056
		85,622,299
Materials (1.3%):
Asia Cement Corp.	7,464,000	10,629,369
China Steel Corp.	6,686,000	6,793,238
Formosa Plastics Corp.	2,602,000	7,856,098
Nan Ya Plastics Corp.	5,299,000	13,499,328
Taiwan Cement Corp.	327	391
		38,778,424
		153,174,821
Thailand (2.6%):
Communication Services (0.4%):
Intouch Holdings PCL	5,679,900	12,309,660

Energy (1.4%):
Banpu PCL	41,864,100	13,243,820
PTT Exploration & Production PCL	1,953,400	8,584,793
PTT PCL	12,053,300	11,124,204
Thai Oil PCL	4,530,300	6,962,283
		39,915,100
Materials (0.2%):
The Siam Cement PCL	654,000	6,033,785

Real Estate (0.5%):
Land & Houses PCL	44,997,000	12,974,489

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Ratch Group PCL	3,166,000	$3,570,868
		74,803,902
Turkey (0.2%):
Financials (0.0%):(b)
Akbank TAS	1,147,271	1,015,947

Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS (d)	2,139,768	3,962,438
		4,978,385
United Kingdom (1.1%):
Communication Services (0.2%):
Vodafone Group PLC	5,985,711	6,601,729

Health Care (0.2%):
GSK PLC	387,811	6,851,223

Materials (0.4%):
Anglo American PLC	115,657	3,846,289
Evraz PLC (d)(e)(f)	753,373	376,329
Rio Tinto PLC	83,936	5,696,462
		9,919,080
Utilities (0.3%):
National Grid PLC	670,077	9,062,633
		32,434,665
United States (44.0%):
Communication Services (1.8%):
Cogent Communications Holdings, Inc.	134,517	8,571,423
Comcast Corp., Class A	162,497	6,160,261
John Wiley & Sons, Inc., Class A	160,379	6,217,894
Omnicom Group, Inc.	80,819	7,624,464
Paramount Global, Class B	164,892	3,678,741
The Interpublic Group of Cos., Inc.	185,683	6,914,835
Verizon Communications, Inc.	208,938	8,125,599
Warner Music Group Corp., Class A	182,200	6,080,014
		53,373,231
Consumer Discretionary (5.6%):
Best Buy Co., Inc.	55,511	4,344,846
Bloomin' Brands, Inc.	232,655	5,967,601
Camping World Holdings, Inc., Class A (a)	215,738	4,502,452
Carter's, Inc.	88,700	6,379,304
Cracker Barrel Old Country Store, Inc.	61,278	6,961,181
Darden Restaurants, Inc.	48,112	7,465,058
Dine Brands Global, Inc.	85,300	5,769,692
Foot Locker, Inc.	118,300	4,695,327
Graham Holdings Co., Class B	2,400	1,430,016
Jack in the Box, Inc.	69,489	6,086,541
Kontoor Brands, Inc.	96,223	4,656,231
La-Z-Boy, Inc.	187,895	5,463,987
LCI Industries	49,400	5,427,578
Levi Strauss & Co., Class A	337,400	6,150,802
MDC Holdings, Inc.	173,381	6,739,319
Monro, Inc.	142,711	7,054,205
Nordstrom, Inc. (a)	199,400	3,244,238
Papa John's International, Inc.	78,700	5,896,991
Patrick Industries, Inc.	80,825	5,561,568
Ralph Lauren Corp.	55,300	6,451,851
Red Rock Resorts, Inc., Class A	152,300	6,788,011
Steven Madden Ltd.	168,100	6,051,600
Strategic Education, Inc.	102,767	9,231,560

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
The Buckle, Inc.	182,477	$6,512,604
The Cheesecake Factory, Inc.	143,600	5,033,180
Travel + Leisure Co.	150,200	5,887,840
Upbound Group, Inc.	156,198	3,828,413
Vail Resorts, Inc.	25,387	5,932,434
VF Corp.	158,772	3,637,466
		163,151,896
Consumer Staples (4.7%):
Altria Group, Inc.	174,648	7,792,794
Cal-Maine Foods, Inc.	114,500	6,971,905
Conagra Brands, Inc.	244,049	9,166,480
Fresh Del Monte Produce, Inc.	250,379	7,538,912
J & J Snack Foods Corp.	66,000	9,782,520
Kellogg Co.	140,576	9,412,969
Kimberly-Clark Corp.	80,113	10,752,767
Medifast, Inc.	47,462	4,920,386
Nu Skin Enterprises, Inc., Class A	159,481	6,269,198
Philip Morris International, Inc.	89,249	8,679,465
Spectrum Brands Holdings, Inc.	72,200	4,781,084
The Clorox Co.	43,095	6,819,353
The Coca-Cola Co.	182,300	11,308,069
The Kraft Heinz Co.	218,927	8,465,907
Tyson Foods, Inc., Class A	133,317	7,908,364
Universal Corp.	182,717	9,663,902
Vector Group Ltd.	617,419	7,415,202
		137,649,277
Energy (3.2%):
Archrock, Inc.	555,198	5,424,284
Chevron Corp.	36,141	5,896,766
Comstock Resources, Inc.	294,200	3,174,418
CONSOL Energy, Inc.	71,600	4,172,132
Coterra Energy, Inc.	176,412	4,329,151
Crescent Energy Co., Class A	327,300	3,701,763
CVR Energy, Inc.	137,400	4,503,972
Devon Energy Corp.	65,956	3,338,033
EOG Resources, Inc.	37,782	4,330,951
Exxon Mobil Corp.	51,579	5,656,153
Kinder Morgan, Inc.	414,450	7,257,020
Kinetik Holdings, Inc.	199,300	6,238,090
Northern Oil and Gas, Inc.	128,100	3,887,835
ONEOK, Inc.	85,500	5,432,670
Phillips 66	46,523	4,716,502
Pioneer Natural Resources Co.	23,110	4,719,986
Sitio Royalties Corp., Class A	230,109	5,200,463
The Williams Cos., Inc.	213,921	6,387,681
Valero Energy Corp.	31,290	4,368,084
		92,735,954
Financials (8.9%):
Ally Financial, Inc.	122,332	3,118,243
Ares Management Corp., Class A	57,706	4,814,989
Artisan Partners Asset Management, Inc., Class A	225,516	7,212,002
Associated Banc-Corp.	395,300	7,107,494
Bank of Hawaii Corp.	133,900	6,973,512
Blackstone, Inc.	41,921	3,682,341
Bread Financial Holdings, Inc.	107,627	3,263,251
Citigroup, Inc.	117,484	5,508,825
Citizens Financial Group, Inc.	147,433	4,477,540
CME Group, Inc.	47,106	9,021,741
Columbia Banking System, Inc.	303,953	6,510,673
Comerica, Inc.	81,965	3,558,920
Fidelity National Financial, Inc.	151,435	5,289,625

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp.	155,986	$4,155,467
First Commonwealth Financial Corp.	13,400	166,562
First Financial Bancorp.	426,454	9,283,904
First Hawaiian, Inc.	344,300	7,102,909
First Merchants Corp.	6,187	203,862
Franklin Resources, Inc.	169,972	4,579,046
Fulton Financial Corp.	575,064	7,947,384
Hope Bancorp, Inc.	712,058	6,992,410
Huntington Bancshares, Inc.	406,068	4,547,962
Jackson Financial, Inc., Class A	111,383	4,166,838
KeyCorp.	297,504	3,724,750
Lazard Ltd., Class A	185,500	6,141,905
M&T Bank Corp.	38,969	4,659,523
Moelis & Co., Class A	144,675	5,561,307
Morgan Stanley	69,956	6,142,137
Navient Corp.	348,356	5,570,212
Northern Trust Corp.	59,789	5,269,205
Northwest Bancshares, Inc.	812,718	9,776,997
Pacific Premier Bancorp, Inc.	274,400	6,591,088
PacWest Bancorp.	231,000	2,247,630
Principal Financial Group, Inc.	70,424	5,233,912
Provident Financial Services, Inc.	398,685	7,646,778
Radian Group, Inc.	412,100	9,107,410
Regions Financial Corp.	263,420	4,889,075
Sandy Spring Bancorp, Inc.	231,500	6,014,370
T Rowe Price Group, Inc.	38,487	4,345,182
The Carlyle Group, Inc.	126,420	3,926,605
The PNC Financial Services Group, Inc.	40,032	5,088,067
Truist Financial Corp.	130,504	4,450,186
U.S. Bancorp.	143,928	5,188,604
Unum Group	128,240	5,073,174
UWM Holdings Corp. (a)	1,045,700	5,134,387
Virtu Financial, Inc., Class A	445,100	8,412,390
Webster Financial Corp.	110,423	4,352,875
WesBanco, Inc.	216,665	6,651,615
		260,884,884
Health Care (2.3%):
AbbVie, Inc.	55,993	8,923,605
Amgen, Inc.	38,536	9,316,078
Bristol-Myers Squibb Co.	129,216	8,955,961
Gilead Sciences, Inc.	85,955	7,131,686
Johnson & Johnson	75,686	11,731,330
Patterson Cos., Inc.	311,991	8,351,999
Pfizer, Inc.	186,054	7,591,003
Viatris, Inc.	482,811	4,644,642
		66,646,304
Industrials (3.3%):
3M Co.	58,618	6,161,338
Deluxe Corp.	8,372	133,952
Flowserve Corp.	208,800	7,099,200
GATX Corp.	82,500	9,076,650
Global Industrial Co.	10,065	270,145
H&E Equipment Services, Inc.	102,344	4,526,675
HNI Corp.	266,615	7,422,561
Kennametal, Inc.	224,971	6,204,700
Kforce, Inc.	116,366	7,358,986
ManpowerGroup, Inc.	97,800	8,071,434
MillerKnoll, Inc.	204,200	4,175,890
MSC Industrial Direct Co., Inc.	128,371	10,783,164
Schneider National, Inc., Class B	47,200	1,262,600
Stanley Black & Decker, Inc.	48,303	3,892,256
The Gorman-Rupp Co.	22,759	568,975

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Trinity Industries, Inc.	232,425	$5,661,873
United Parcel Service, Inc., Class B	38,375	7,444,366
Watsco, Inc.	17,079	5,433,855
Werner Enterprises, Inc.	34,200	1,555,758
		97,104,378
Information Technology (2.6%):
Cisco Systems, Inc.	160,065	8,367,398
Corning, Inc.	193,178	6,815,320
CSG Systems International, Inc.	141,400	7,593,180
Dell Technologies, Inc., Class C	121,189	4,873,010
Hewlett Packard Enterprise Co.	401,663	6,398,492
HP, Inc.	177,795	5,218,283
InterDigital, Inc.	82,697	6,028,611
International Business Machines Corp.	66,198	8,677,896
NetApp, Inc.	97,101	6,199,899
Paychex, Inc.	64,045	7,338,916
Seagate Technology Holdings PLC	67,209	4,443,859
TTEC Holdings, Inc.	112,900	4,203,267
		76,158,131
Materials (2.4%):
Avient Corp.	114,900	4,729,284
Dow, Inc.	106,981	5,864,698
Eastman Chemical Co.	59,211	4,993,856
Greif, Inc., Class A	116,600	7,388,942
International Paper Co.	154,957	5,587,750
LyondellBasell Industries NV, Class A	59,006	5,540,073
Mativ Holdings, Inc.	201,256	4,320,966
NewMarket Corp.	31,060	11,336,279
Packaging Corp. of America	45,090	6,259,845
Sensient Technologies Corp.	113,100	8,658,936
Worthington Industries, Inc.	92,882	6,004,821
		70,685,450
Real Estate (0.3%):
Kennedy-Wilson Holdings, Inc.	466,129	7,733,080

Utilities (8.9%):
ALLETE, Inc.	162,900	10,485,873
Alliant Energy Corp.	149,051	7,959,323
American Electric Power Co., Inc.	85,838	7,810,400
Avista Corp.	222,826	9,458,964
Brookfield Renewable Corp., Class A	210,776	7,371,623
Clearway Energy, Inc., Class C	280,500	8,788,065
CMS Energy Corp.	131,803	8,090,068
Consolidated Edison, Inc.	94,068	8,999,486
Dominion Energy, Inc.	130,354	7,288,092
DTE Energy Co.	72,922	7,987,876
Duke Energy Corp.	88,700	8,556,889
Edison International	97,978	6,916,267
Entergy Corp.	69,923	7,533,504
Evergy, Inc.	127,193	7,774,036
Eversource Energy	97,767	7,651,245
Exelon Corp.	174,540	7,311,481
FirstEnergy Corp.	196,491	7,871,429
MGE Energy, Inc.	106,027	8,235,117
New Jersey Resources Corp.	190,300	10,123,960
NiSource, Inc.	261,345	7,307,206
Northwest Natural Holding Co.	200,827	9,551,332
NorthWestern Corp.	188,400	10,900,824
Otter Tail Corp.	98,600	7,125,822
PPL Corp.	291,993	8,114,486
Public Service Enterprise Group, Inc.	120,665	7,535,529

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Sempra Energy	51,041	$7,715,358
SJW Group	122,188	9,302,172
Spire, Inc.	136,100	9,546,054
The Southern Co.	127,508	8,872,007
WEC Energy Group, Inc.	88,493	8,388,251
Xcel Energy, Inc.	119,884	8,084,977
		258,657,716
		1,284,780,301
Total Common Stocks (Cost $2,590,645,204)		2,636,314,253

Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (g)	4,564,223	4,564,223
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (g)	4,564,223	4,564,223
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (g)	4,564,223	4,564,223
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (g)	4,564,223	4,564,223
Total Collateral for Securities Loaned (Cost $18,256,892)		18,256,892

Total Investments (Cost $2,608,902,096) — 90.9%		2,654,571,145
Other assets in excess of liabilities — 9.1%		266,626,633
NET ASSETS - 100.00%		$2,921,197,778

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $27,395,529 and amounted to 0.9% of net assets.
(d)	Non-income producing security.
(e)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$4,339,844
Inter RAO UES PJSC	3/19/2021	7,868,060
Magnit PJSC	8/22/2019	6,809,485
Magnitogorsk Iron & Steel Works PJSC	9/17/2021	4,370,482
MMC Norilsk Nickel PJSC	9/19/2014	4,446,120
Mobile TeleSystems PJSC	5/15/2020	9,690,609
Moscow Exchange MICEX-RTS PJSC	9/17/2021	5,924,069
Novolipetsk Steel PJSC	9/17/2021	4,421,417
Polyus PJSC	9/17/2021	6,022,105
Rostelecom PJSC	9/18/2020	8,205,300
RusHydro PJSC	9/18/2020	7,349,117
Severstal PAO	3/17/2017	4,076,024
Tatneft PJSC	9/15/2017	5,787,174
X5 Retail Group NV, GDR	9/18/2020	5,468,213

(f)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(g)	Rate disclosed is the daily yield on March 31, 2023.

GDR—Global Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2023
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	3,969	6/16/23	$949,904,609	$1,055,892,915	$105,988,306

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	5,443	6/16/23	$548,438,218	$570,562,475	$(22,124,257)
E-Mini MSCI Emerging Markets Index Futures	8,971	6/16/23	431,380,498	446,531,525	(15,151,027)
E-Mini Russell 2000 Index Futures	5,905	6/16/23	519,837,389	535,435,875	(15,598,486)
E-Mini S&P 500 Futures	9,298	6/16/23	1,811,060,871	1,923,639,975	(112,579,104)
					$(165,452,874)
	Total unrealized appreciation				$105,988,306
	Total unrealized depreciation				(165,452,874)
	Total net unrealized appreciation (depreciation)				$(59,464,568)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.5%):
Alphabet, Inc., Class A (a)	9,880	$1,024,852
Charter Communications, Inc., Class A (a)	2,275	813,563
Comcast Corp., Class A	30,620	1,160,804
Electronic Arts, Inc.	13,218	1,592,108
Fox Corp., Class A	32,853	1,118,645
Liberty Broadband Corp., Class C (a)	9,725	794,533
Live Nation Entertainment, Inc. (a)	12,693	888,510
Match Group, Inc. (a)	14,380	552,048
Meta Platforms, Inc., Class A (a)	3,259	690,713
Netflix, Inc. (a)	2,075	716,871
News Corp., Class A	61,994	1,070,636
Omnicom Group, Inc.	15,229	1,436,704
Paramount Global, Class B	31,072	693,216
The Interpublic Group of Cos., Inc.	34,989	1,302,990
The Trade Desk, Inc., Class A (a)	7,339	447,019
The Walt Disney Co. (a)	9,638	965,053
T-Mobile U.S., Inc. (a)	10,347	1,498,660
Verizon Communications, Inc.	39,372	1,531,177
Warner Music Group Corp., Class A	25,936	865,484
ZoomInfo Technologies, Inc. (a)	21,193	523,679
		19,687,265
Consumer Discretionary (9.6%):
Airbnb, Inc., Class A (a)	5,095	633,818
Aptiv PLC (a)	6,386	716,445
Aramark	31,304	1,120,683
AutoZone, Inc. (a)	632	1,553,551
Bath & Body Works, Inc.	14,423	527,593
Best Buy Co., Inc.	10,460	818,704
Booking Holdings, Inc. (a)	384	1,018,525
BorgWarner, Inc.	20,498	1,006,657
Burlington Stores, Inc. (a)	3,058	618,022
CarMax, Inc. (a)	9,522	612,074
Chipotle Mexican Grill, Inc. (a)	654	1,117,222
Churchill Downs, Inc.	4,364	1,121,766
D.R. Horton, Inc.	9,867	963,907
Darden Restaurants, Inc.	9,066	1,406,681
Deckers Outdoor Corp. (a)	2,163	972,377
Dick's Sporting Goods, Inc.	6,210	881,137
Dollar General Corp.	7,049	1,483,533
Dollar Tree, Inc. (a)	7,613	1,092,846
Domino's Pizza, Inc.	3,517	1,160,153
Expedia Group, Inc. (a)	6,645	644,764
Five Below, Inc. (a)	3,648	751,379
Floor & Decor Holdings, Inc., Class A (a)	6,492	637,644
Garmin Ltd.	11,880	1,198,930
General Motors Co.	21,636	793,609
Genuine Parts Co.	9,144	1,529,883
Hilton Worldwide Holdings, Inc.	7,869	1,108,506
Hyatt Hotels Corp., Class A (a)	8,828	986,882
Lennar Corp., Class A	9,648	1,014,101
LKQ Corp.	22,900	1,299,804
Lowe's Cos., Inc.	5,334	1,066,640
Marriott International, Inc., Class A	6,612	1,097,857
McDonald's Corp.	7,487	2,093,440
MGM Resorts International	18,339	814,618
NIKE, Inc., Class B	7,340	900,178
NVR, Inc. (a)	202	1,125,582
O'Reilly Automotive, Inc. (a)	1,962	1,665,699
Penske Automotive Group, Inc.	6,182	876,669
Pool Corp.	2,246	769,120
PulteGroup, Inc.	15,995	932,189
Ross Stores, Inc.	9,492	1,007,386

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Service Corp. International	18,536	$1,274,906
Starbucks Corp.	11,554	1,203,118
Tapestry, Inc.	20,294	874,874
Target Corp.	5,606	928,522
Tesla, Inc. (a)	2,651	549,976
The Home Depot, Inc.	4,079	1,203,795
The TJX Cos., Inc.	17,972	1,408,286
Tractor Supply Co.	5,083	1,194,708
Ulta Beauty, Inc. (a)	2,582	1,408,920
Vail Resorts, Inc.	4,784	1,117,925
VF Corp.	29,918	685,421
Yum! Brands, Inc.	13,631	1,800,382
		54,791,407
Consumer Staples (10.0%):
Altria Group, Inc.	32,910	1,468,444
Archer-Daniels-Midland Co.	15,075	1,200,875
BJ's Wholesale Club Holdings, Inc. (a)	17,272	1,313,881
Brown-Forman Corp., Class B	24,202	1,555,463
Bunge Ltd.	11,389	1,087,877
Campbell Soup Co.	32,641	1,794,602
Church & Dwight Co., Inc.	17,698	1,564,680
Colgate-Palmolive Co.	25,032	1,881,155
Conagra Brands, Inc.	45,988	1,727,309
Constellation Brands, Inc., Class A	6,389	1,443,211
Costco Wholesale Corp.	2,712	1,347,511
Coty, Inc., Class A (a)	65,566	790,726
Darling Ingredients, Inc. (a)	12,695	741,388
General Mills, Inc.	20,240	1,729,710
Hormel Foods Corp.	44,570	1,777,452
Kellogg Co.	26,490	1,773,770
Keurig Dr Pepper, Inc.	53,988	1,904,697
Kimberly-Clark Corp.	15,096	2,026,185
Lamb Weston Holdings, Inc.	14,517	1,517,317
McCormick & Co., Inc.	20,016	1,665,531
Mondelez International, Inc., Class A	29,054	2,025,645
Monster Beverage Corp. (a)	28,762	1,553,436
PepsiCo, Inc.	11,875	2,164,812
Performance Food Group Co. (a)	19,544	1,179,285
Philip Morris International, Inc.	16,818	1,635,550
Sysco Corp.	19,490	1,505,213
The Clorox Co.	8,121	1,285,067
The Coca-Cola Co.	34,352	2,130,855
The Estee Lauder Cos., Inc.	3,821	941,724
The Hershey Co.	7,579	1,928,173
The J.M. Smucker Co.	13,745	2,163,051
The Kraft Heinz Co.	41,254	1,595,292
The Kroger Co.	29,975	1,479,866
The Procter & Gamble Co.	12,911	1,919,737
Tyson Foods, Inc., Class A	25,122	1,490,237
Walmart, Inc.	10,678	1,574,471
		56,884,198
Energy (4.0%):
APA Corp.	16,540	596,432
Cheniere Energy, Inc.	5,678	894,853
Chesapeake Energy Corp.	9,244	702,914
Chevron Corp.	6,810	1,111,120
ConocoPhillips	8,121	805,684
Coterra Energy, Inc.	33,243	815,783
Devon Energy Corp.	12,428	628,981
Diamondback Energy, Inc.	5,537	748,436
EOG Resources, Inc.	7,120	816,166
EQT Corp.	18,856	601,695
Exxon Mobil Corp.	9,719	1,065,785
Halliburton Co.	19,696	623,181

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Hess Corp.	5,796	$767,043
HF Sinclair Corp.	16,415	794,158
Kinder Morgan, Inc.	78,098	1,367,496
Marathon Oil Corp.	28,628	685,927
Marathon Petroleum Corp.	7,495	1,010,551
Occidental Petroleum Corp.	13,802	861,659
ONEOK, Inc.	16,111	1,023,693
Ovintiv, Inc.	14,125	509,630
Phillips 66	8,767	888,798
Pioneer Natural Resources Co.	4,355	889,465
Schlumberger NV	14,481	711,017
Targa Resources Corp.	11,752	857,308
Texas Pacific Land Corp.	403	685,511
The Williams Cos., Inc.	40,310	1,203,657
Valero Energy Corp.	5,896	823,082
		22,490,025
Financials (14.1%):
Aflac, Inc.	22,789	1,470,346
Ally Financial, Inc.	23,052	587,596
American Express Co.	6,253	1,031,432
American Financial Group, Inc.	10,084	1,225,206
American International Group, Inc.	20,584	1,036,610
Ameriprise Financial, Inc.	3,274	1,003,481
Aon PLC, Class A	5,104	1,609,240
Arch Capital Group Ltd. (a)	18,090	1,227,768
Ares Management Corp., Class A	10,874	907,327
Arthur J. Gallagher & Co.	8,077	1,545,211
Bank of America Corp.	36,267	1,037,236
BlackRock, Inc.	1,425	953,496
Blackstone, Inc.	7,899	693,848
Brown & Brown, Inc.	21,058	1,209,150
Capital One Financial Corp.	7,596	730,431
Cboe Global Markets, Inc.	12,168	1,633,432
Chubb Ltd.	7,306	1,418,679
Citigroup, Inc.	22,138	1,038,051
Citizens Financial Group, Inc.	27,782	843,739
CME Group, Inc.	8,876	1,699,932
Comerica, Inc.	15,445	670,622
Discover Financial Services	8,716	861,489
East West Bancorp, Inc.	12,510	694,305
Equitable Holdings, Inc.	34,182	867,881
Erie Indemnity Co., Class A	5,429	1,257,682
Everest Re Group Ltd.	3,104	1,111,294
FactSet Research Systems, Inc.	3,014	1,251,081
Fidelity National Financial, Inc.	28,536	996,762
Fifth Third Bancorp.	29,393	783,030
First Citizens BancShares, Inc., Class A	1,711	1,664,974
First Republic Bank (b)	6,983	97,692
Franklin Resources, Inc.	32,029	862,861
Globe Life, Inc.	12,551	1,380,861
Huntington Bancshares, Inc.	76,518	857,002
Interactive Brokers Group, Inc.	13,421	1,108,038
Intercontinental Exchange, Inc.	13,680	1,426,687
JPMorgan Chase & Co.	9,434	1,229,345
KeyCorp.	56,061	701,884
Loews Corp.	25,733	1,493,029
LPL Financial Holdings, Inc.	4,055	820,732
M&T Bank Corp.	7,343	878,003
MarketAxess Holdings, Inc.	2,812	1,100,308
Marsh & McLennan Cos., Inc.	9,259	1,542,086
MetLife, Inc.	21,132	1,224,388
Moody's Corp.	3,574	1,093,715
Morgan Stanley	13,182	1,157,380
Morningstar, Inc.	4,854	985,508

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MSCI, Inc.	1,836	$1,027,591
Nasdaq, Inc.	23,175	1,266,977
Northern Trust Corp.	11,266	992,873
Principal Financial Group, Inc.	13,271	986,301
Raymond James Financial, Inc.	11,213	1,045,837
Regions Financial Corp.	49,638	921,281
Reinsurance Group of America, Inc.	8,731	1,159,128
Rocket Cos., Inc., Class A (a)(b)	77,775	704,642
Ryan Specialty Holdings, Inc. (a)	20,565	827,536
S&P Global, Inc.	3,603	1,242,206
State Street Corp.	11,110	840,916
Synchrony Financial	23,325	678,291
T Rowe Price Group, Inc.	7,252	818,751
The Bank of New York Mellon Corp.	25,738	1,169,535
The Carlyle Group, Inc.	23,822	739,911
The Charles Schwab Corp.	15,059	788,790
The Goldman Sachs Group, Inc.	3,606	1,179,559
The Hartford Financial Services Group, Inc.	19,234	1,340,417
The PNC Financial Services Group, Inc.	7,543	958,715
The Progressive Corp.	9,997	1,430,171
The Travelers Cos., Inc.	8,437	1,446,186
Tradeweb Markets, Inc., Class A	17,584	1,389,488
Truist Financial Corp.	24,592	838,587
U.S. Bancorp.	27,121	977,712
Unum Group	24,165	955,967
W.R. Berkley Corp.	21,591	1,344,256
Webster Financial Corp.	20,808	820,251
Wells Fargo & Co.	26,137	977,001
		79,889,726
Health Care (13.5%):
Abbott Laboratories	14,317	1,449,739
AbbVie, Inc.	10,551	1,681,513
Agilent Technologies, Inc.	7,762	1,073,795
Align Technology, Inc. (a)	1,800	601,452
AmerisourceBergen Corp.	10,345	1,656,338
Amgen, Inc.	7,262	1,755,589
Avantor, Inc. (a)	37,135	785,034
Becton Dickinson and Co.	6,548	1,620,892
Biogen, Inc. (a)	2,405	668,662
BioMarin Pharmaceutical, Inc. (a)	11,396	1,108,147
Bio-Techne Corp.	13,355	990,808
Boston Scientific Corp. (a)	33,826	1,692,315
Bristol-Myers Squibb Co.	24,349	1,687,629
Bruker Corp.	14,677	1,157,135
Catalent, Inc. (a)	8,543	561,361
Centene Corp. (a)	16,891	1,067,680
Charles River Laboratories International, Inc. (a)	3,684	743,505
CVS Health Corp.	17,376	1,291,211
Danaher Corp.	4,385	1,105,195
Dexcom, Inc. (a)	6,585	765,045
Edwards Lifesciences Corp. (a)	11,646	963,474
Elevance Health, Inc.	2,805	1,289,767
Eli Lilly & Co.	4,385	1,505,897
GE HealthCare Technologies, Inc. (a)	11,001	902,412
Gilead Sciences, Inc.	16,197	1,343,865
HCA Healthcare, Inc.	4,156	1,095,854
Henry Schein, Inc. (a)	17,777	1,449,537
Hologic, Inc. (a)	16,936	1,366,735
Humana, Inc.	2,787	1,352,977
IDEXX Laboratories, Inc. (a)	1,879	939,650
Incyte Corp. (a)	18,759	1,355,713
Insulet Corp. (a)	2,837	904,890
Intuitive Surgical, Inc. (a)	4,163	1,063,522
IQVIA Holdings, Inc. (a)	4,888	972,174

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Johnson & Johnson	14,262	$2,210,610
Laboratory Corp. of America Holdings	5,303	1,216,614
Masimo Corp. (a)	4,967	916,610
McKesson Corp.	4,619	1,644,595
Medtronic PLC	17,165	1,383,842
Merck & Co., Inc.	16,283	1,732,348
Mettler-Toledo International, Inc. (a)	742	1,135,416
Moderna, Inc. (a)	4,142	636,128
Molina Healthcare, Inc. (a)	4,828	1,291,442
Neurocrine Biosciences, Inc. (a)	10,698	1,082,852
PerkinElmer, Inc.	8,016	1,068,212
Pfizer, Inc.	35,059	1,430,407
Quest Diagnostics, Inc.	11,067	1,565,759
Regeneron Pharmaceuticals, Inc. (a)	1,320	1,084,604
Repligen Corp. (a)	3,317	558,450
ResMed, Inc.	6,082	1,331,897
Stryker Corp.	4,392	1,253,784
Teleflex, Inc.	4,274	1,082,647
The Cigna Group	5,170	1,321,090
The Cooper Cos., Inc.	3,313	1,236,942
Thermo Fisher Scientific, Inc.	2,205	1,270,896
United Therapeutics Corp. (a)	5,356	1,199,530
UnitedHealth Group, Inc.	3,104	1,466,919
Veeva Systems, Inc., Class A (a)	5,294	972,984
Vertex Pharmaceuticals, Inc. (a)	3,997	1,259,335
Viatris, Inc.	90,979	875,218
Waters Corp. (a)	3,553	1,100,115
West Pharmaceutical Services, Inc.	2,458	851,623
Zimmer Biomet Holdings, Inc.	11,076	1,431,019
Zoetis, Inc.	6,608	1,099,836
		76,681,236
Industrials (17.4%):
3M Co.	11,046	1,161,045
A O Smith Corp.	15,128	1,046,101
AECOM	15,766	1,329,389
AGCO Corp.	6,955	940,316
Allegion PLC	9,831	1,049,263
American Airlines Group, Inc. (a)	45,882	676,760
AMETEK, Inc.	10,376	1,507,944
Avis Budget Group, Inc. (a)	2,611	508,623
Axon Enterprise, Inc. (a)	3,987	896,477
Booz Allen Hamilton Holding Corp.	15,287	1,416,952
Builders FirstSource, Inc. (a)	8,989	798,043
C.H. Robinson Worldwide, Inc.	11,606	1,153,288
Carlisle Cos., Inc.	4,088	924,174
Carrier Global Corp.	24,219	1,108,019
Caterpillar, Inc.	4,594	1,051,291
Cintas Corp.	3,229	1,493,994
Copart, Inc. (a)	17,846	1,342,198
CoStar Group, Inc. (a)	14,001	963,969
CSX Corp.	44,304	1,326,462
Cummins, Inc.	5,563	1,328,889
Deere & Co.	2,850	1,176,708
Delta Air Lines, Inc. (a)	24,095	841,397
Dover Corp.	8,327	1,265,204
Eaton Corp. PLC	7,754	1,328,570
Emerson Electric Co.	15,113	1,316,947
Equifax, Inc.	4,488	910,346
Expeditors International of Washington, Inc.	11,092	1,221,451
Fastenal Co.	23,454	1,265,109
FedEx Corp.	3,975	908,248
Fortive Corp.	19,482	1,328,088
General Dynamics Corp.	7,017	1,601,350
Graco, Inc.	19,820	1,447,058

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
HEICO Corp.	7,892	$1,349,848
Honeywell International, Inc.	7,936	1,516,728
Howmet Aerospace, Inc.	28,698	1,215,934
Hubbell, Inc.	4,737	1,152,559
IDEX Corp.	6,273	1,449,251
Illinois Tool Works, Inc.	5,729	1,394,725
Ingersoll Rand, Inc.	18,718	1,089,013
J.B. Hunt Transport Services, Inc.	6,238	1,094,520
Jacobs Solutions, Inc.	10,763	1,264,760
Johnson Controls International PLC	18,551	1,117,141
Knight-Swift Transportation Holdings, Inc.	19,923	1,127,243
L3Harris Technologies, Inc.	5,981	1,173,711
Leidos Holdings, Inc.	15,668	1,442,396
Lennox International, Inc.	3,828	961,900
Lincoln Electric Holdings, Inc.	8,384	1,417,734
Lockheed Martin Corp.	3,155	1,491,463
Masco Corp.	18,079	898,888
Nordson Corp.	5,269	1,171,088
Norfolk Southern Corp.	5,861	1,242,532
Northrop Grumman Corp.	2,606	1,203,242
Old Dominion Freight Line, Inc.	2,653	904,249
Otis Worldwide Corp.	17,429	1,471,008
Owens Corning	9,493	909,429
PACCAR, Inc.	18,675	1,367,010
Parker-Hannifin Corp.	3,307	1,111,516
Quanta Services, Inc.	6,264	1,043,833
Raytheon Technologies Corp.	14,370	1,407,254
Regal Rexnord Corp.	5,653	795,547
Republic Services, Inc.	13,309	1,799,643
Robert Half International, Inc.	12,639	1,018,324
Rockwell Automation, Inc.	3,581	1,050,844
Rollins, Inc.	35,747	1,341,585
Snap-on, Inc.	5,854	1,445,294
Southwest Airlines Co.	30,851	1,003,892
Stanley Black & Decker, Inc.	9,102	733,439
Textron, Inc.	16,290	1,150,563
The Toro Co.	13,081	1,454,084
Trane Technologies PLC	6,553	1,205,621
TransDigm Group, Inc.	1,494	1,101,153
TransUnion	12,183	757,052
U-Haul Holding Co.	16,791	1,001,583
Union Pacific Corp.	6,088	1,225,271
United Airlines Holdings, Inc. (a)	14,922	660,299
United Parcel Service, Inc., Class B	7,231	1,402,742
United Rentals, Inc.	1,932	764,608
Verisk Analytics, Inc.	7,889	1,513,584
Waste Management, Inc.	11,818	1,928,343
Watsco, Inc.	3,218	1,023,839
Westinghouse Air Brake Technologies Corp.	12,271	1,240,107
WillScot Mobile Mini Holdings Corp. (a)	21,347	1,000,747
WW Grainger, Inc.	1,670	1,150,313
Xylem, Inc.	10,834	1,134,320
		98,525,445
Information Technology (15.5%):
Accenture PLC, Class A	4,333	1,238,415
Adobe, Inc. (a)	2,574	991,942
Advanced Micro Devices, Inc. (a)	8,067	790,647
Akamai Technologies, Inc. (a)	16,001	1,252,878
Amphenol Corp., Class A	16,633	1,359,249
Analog Devices, Inc.	5,640	1,112,321
ANSYS, Inc. (a)	2,990	995,072
Apple, Inc.	7,155	1,179,859
Applied Materials, Inc.	6,395	785,498
Arista Networks, Inc. (a)	6,546	1,098,812

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Autodesk, Inc. (a)	3,874	$806,412
Automatic Data Processing, Inc.	6,084	1,354,481
Bentley Systems, Inc., Class B	21,120	907,949
Broadcom, Inc.	1,808	1,159,904
Broadridge Financial Solutions, Inc.	8,584	1,258,157
Cadence Design Systems, Inc. (a)	5,290	1,111,376
CDW Corp.	6,251	1,218,257
Cisco Systems, Inc.	30,162	1,576,719
Cognizant Technology Solutions Corp., Class A	17,319	1,055,247
Corning, Inc.	36,402	1,284,263
Dell Technologies, Inc., Class C	22,836	918,236
Dynatrace, Inc. (a)	16,513	698,500
Enphase Energy, Inc. (a)	2,741	576,377
Entegris, Inc.	6,782	556,192
EPAM Systems, Inc. (a)	2,280	681,720
Fair Isaac Corp. (a)	1,056	742,041
Fiserv, Inc. (a)	10,639	1,202,526
FleetCor Technologies, Inc. (a)	5,002	1,054,672
Fortinet, Inc. (a)	12,245	813,803
Gartner, Inc. (a)	3,560	1,159,741
Gen Digital, Inc.	58,393	1,002,024
Genpact Ltd.	33,445	1,545,828
Global Payments, Inc.	8,421	886,226
GoDaddy, Inc., Class A (a)	14,781	1,148,779
Hewlett Packard Enterprise Co.	75,688	1,205,710
HP, Inc.	33,503	983,313
Intel Corp.	36,894	1,205,327
International Business Machines Corp.	12,474	1,635,217
Intuit, Inc.	2,029	904,589
Jabil, Inc.	12,873	1,134,884
Jack Henry & Associates, Inc.	8,262	1,245,249
Juniper Networks, Inc.	42,842	1,474,622
Keysight Technologies, Inc. (a)	6,651	1,074,003
KLA Corp.	2,178	869,392
Lam Research Corp.	1,440	763,373
Lattice Semiconductor Corp. (a)	7,947	758,938
Manhattan Associates, Inc. (a)	5,583	864,528
Mastercard, Inc., Class A	3,694	1,342,436
Microchip Technology, Inc.	10,260	859,583
Micron Technology, Inc.	14,517	875,956
Microsoft Corp.	4,091	1,179,435
Monolithic Power Systems, Inc.	1,336	668,721
Motorola Solutions, Inc.	5,040	1,442,095
NetApp, Inc.	18,297	1,168,263
NVIDIA Corp.	2,546	707,202
NXP Semiconductors NV	4,775	890,418
ON Semiconductor Corp. (a)	8,147	670,661
Oracle Corp.	14,116	1,311,659
Palo Alto Networks, Inc. (a)	4,419	882,651
Paychex, Inc.	12,068	1,382,872
Paycom Software, Inc. (a)	2,625	798,026
Paylocity Holding Corp. (a)	3,673	730,119
PayPal Holdings, Inc. (a)	10,205	774,968
PTC, Inc. (a)	8,838	1,133,297
Pure Storage, Inc., Class A (a)	37,034	944,737
Qorvo, Inc. (a)	7,983	810,833
QUALCOMM, Inc.	6,859	875,071
Roper Technologies, Inc.	3,404	1,500,109
Salesforce, Inc. (a)	5,013	1,001,497
Seagate Technology Holdings PLC	12,665	837,410
ServiceNow, Inc. (a)	1,625	755,170
Skyworks Solutions, Inc.	7,423	875,765
SS&C Technologies Holdings, Inc.	19,893	1,123,358
Synopsys, Inc. (a)	2,813	1,086,521

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
TD SYNNEX Corp.	11,238	$1,087,726
TE Connectivity Ltd.	8,928	1,170,907
Teledyne Technologies, Inc. (a)	2,895	1,295,107
Teradyne, Inc.	7,950	854,704
Texas Instruments, Inc.	6,795	1,263,938
Trimble, Inc. (a)	16,735	877,249
Tyler Technologies, Inc. (a)	2,897	1,027,392
VeriSign, Inc. (a)	6,113	1,291,860
Visa, Inc., Class A	6,597	1,487,360
Zebra Technologies Corp. (a)	2,489	791,502
Zoom Video Communications, Inc., Class A (a)	8,207	606,005
		88,025,851
Materials (4.8%):
Air Products and Chemicals, Inc.	4,442	1,275,787
Albemarle Corp.	2,893	639,469
Avery Dennison Corp.	6,110	1,093,262
Ball Corp.	14,926	822,572
Celanese Corp.	7,133	776,712
CF Industries Holdings, Inc.	9,292	673,577
Cleveland-Cliffs, Inc. (a)	28,332	519,326
Corteva, Inc.	19,833	1,196,128
Crown Holdings, Inc.	10,059	831,980
Dow, Inc.	20,159	1,105,116
DuPont de Nemours, Inc.	15,342	1,101,095
Eastman Chemical Co.	11,158	941,066
Ecolab, Inc.	6,557	1,085,380
FMC Corp.	10,393	1,269,297
Freeport-McMoRan, Inc.	16,542	676,733
International Paper Co.	29,200	1,052,952
LyondellBasell Industries NV, Class A	11,119	1,043,963
Martin Marietta Materials, Inc.	3,208	1,139,033
Nucor Corp.	4,860	750,724
Packaging Corp. of America	8,497	1,179,639
PPG Industries, Inc.	7,627	1,018,815
Reliance Steel & Aluminum Co.	4,784	1,228,244
RPM International, Inc.	12,813	1,117,806
Steel Dynamics, Inc.	6,617	748,118
The Mosaic Co.	14,647	672,004
The Sherwin-Williams Co.	4,343	976,176
Vulcan Materials Co.	7,037	1,207,268
Westlake Corp.	7,461	865,327
		27,007,569
Real Estate (0.2%):
CBRE Group, Inc., Class A (a)	12,935	941,797

Utilities (7.0%):
Alliant Energy Corp.	28,087	1,499,846
Ameren Corp.	18,023	1,557,007
American Electric Power Co., Inc.	16,175	1,471,763
American Water Works Co., Inc.	9,107	1,334,084
Atmos Energy Corp.	12,801	1,438,320
CenterPoint Energy, Inc.	53,056	1,563,030
CMS Energy Corp.	24,836	1,524,434
Consolidated Edison, Inc.	17,726	1,695,846
Dominion Energy, Inc.	24,563	1,373,317
DTE Energy Co.	13,741	1,505,189
Duke Energy Corp.	16,714	1,612,400
Edison International	18,463	1,303,303
Entergy Corp.	13,176	1,419,582
Essential Utilities, Inc.	32,058	1,399,332
Evergy, Inc.	23,968	1,464,924
Eversource Energy	18,423	1,441,784
Exelon Corp.	32,890	1,377,762
FirstEnergy Corp.	37,026	1,483,262

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	17,025	$1,312,287
NiSource, Inc.	49,247	1,376,946
PG&E Corp. (a)	73,050	1,181,219
PPL Corp.	55,022	1,529,061
Public Service Enterprise Group, Inc.	22,738	1,419,988
Sempra Energy	9,618	1,453,857
The Southern Co.	24,027	1,671,799
WEC Energy Group, Inc.	16,675	1,580,623
Xcel Energy, Inc.	22,590	1,523,470
		39,514,435
Total Common Stocks (Cost $479,741,999)		564,438,954

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	179,487	179,487
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	179,487	179,487
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	179,487	179,487
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	179,487	179,487
Total Collateral for Securities Loaned (Cost $717,948)		717,948

Total Investments (Cost $480,459,947) — 99.7%		565,156,902
Other assets in excess of liabilities — 0.3%		1,980,702
NET ASSETS - 100.00%		$567,137,604

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini S&P 500 Futures	11	6/16/23	$2,157,332	$2,275,763	$118,431

	Total unrealized appreciation				$118,431
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$118,431

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (3.1%):
Altice USA, Inc., Class A (a)	6,276	$21,464
Cargurus, Inc. (a)	2,144	40,050
Cars.com, Inc. (a)	2,440	47,092
Cogent Communications Holdings, Inc.	1,128	71,876
EchoStar Corp., Class A (a)	2,822	51,614
Gogo, Inc. (a)	2,786	40,397
John Wiley & Sons, Inc., Class A	1,349	52,301
Madison Square Garden Sports Corp.	415	80,863
Scholastic Corp.	1,161	39,729
Shutterstock, Inc.	590	42,834
TripAdvisor, Inc. (a)	1,779	35,331
United States Cellular Corp. (a)	1,679	34,806
Warner Music Group Corp., Class A	1,555	51,890
World Wrestling Entertainment, Inc., Class A	770	70,270
Yelp, Inc. (a)	1,570	48,199
Ziff Davis, Inc. (a)	778	60,723
ZipRecruiter, Inc. (a)	2,003	31,928
		821,367
Consumer Discretionary (15.2%):
Abercrombie & Fitch Co. (a)	1,231	34,160
Academy Sports & Outdoors, Inc.	731	47,698
Acushnet Holdings Corp.	1,370	69,788
American Eagle Outfitters, Inc.	2,789	37,484
Arhaus, Inc. (a)	2,339	19,390
Asbury Automotive Group, Inc. (a)	197	41,370
Bloomin' Brands, Inc.	1,942	49,812
Boot Barn Holdings, Inc. (a)	473	36,251
Brinker International, Inc. (a)	1,034	39,292
Camping World Holdings, Inc., Class A	1,777	37,086
Carter's, Inc.	752	54,084
Cavco Industries, Inc. (a)	171	54,334
Century Communities, Inc.	710	45,383
Chegg, Inc. (a)	2,002	32,633
Cracker Barrel Old Country Store, Inc.	513	58,277
Crocs, Inc. (a)	262	33,127
Dave & Buster's Entertainment, Inc. (a)	1,116	41,058
Dillard's, Inc., Class A	106	32,614
Dine Brands Global, Inc.	703	47,551
Dorman Products, Inc.	650	56,069
Everi Holdings, Inc. (a)	2,815	48,277
Foot Locker, Inc.	950	37,706
Fox Factory Holding Corp. (a)	350	42,479
Frontdoor, Inc. (a)	1,768	49,292
Gentherm, Inc. (a)	731	44,167
Graham Holdings Co., Class B	134	79,843
Grand Canyon Education, Inc. (a)	581	66,176
Green Brick Partners, Inc. (a)	1,270	44,526
Group 1 Automotive, Inc.	215	48,680
Helen of Troy Ltd. (a)	379	36,069
Hyatt Hotels Corp., Class A (a)	529	59,137
Installed Building Products, Inc.	362	41,279
Jack in the Box, Inc.	584	51,153
KB Home	1,452	58,341
Kontoor Brands, Inc.	808	39,099
Laureate Education, Inc.	4,227	49,710
La-Z-Boy, Inc.	1,560	45,365
LCI Industries	417	45,816
Leslie's, Inc. (a)	3,318	36,531
Levi Strauss & Co., Class A	2,775	50,588
LGI Homes, Inc. (a)	395	45,042
M/I Homes, Inc. (a)	803	50,661
Malibu Boats, Inc., Class A (a)	935	52,781

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MDC Holdings, Inc.	1,422	$55,273
Meritage Homes Corp.	453	52,892
Mister Car Wash, Inc. (a)	4,348	37,480
Modine Manufacturing Co. (a)	1,801	41,513
Monarch Casino & Resort, Inc.	752	55,761
Monro, Inc.	1,176	58,130
National Vision Holdings, Inc. (a)	1,331	25,076
Nordstrom, Inc. (b)	1,639	26,667
Ollie's Bargain Outlet Holdings, Inc. (a)	714	41,369
Oxford Industries, Inc.	420	44,348
Papa John's International, Inc.	657	49,229
Patrick Industries, Inc.	685	47,135
Playa Hotels & Resorts NV (a)	5,828	55,949
PVH Corp.	513	45,739
Ralph Lauren Corp.	444	51,801
Red Rock Resorts, Inc., Class A	1,250	55,712
Revolve Group, Inc. (a)	1,142	30,035
Sally Beauty Holdings, Inc. (a)	2,756	42,938
SeaWorld Entertainment, Inc. (a)	695	42,610
Signet Jewelers Ltd.	479	37,257
Six Flags Entertainment Corp. (a)	1,237	33,040
Skyline Champion Corp. (a)	596	44,837
Sonic Automotive, Inc., Class A	748	40,646
Sonos, Inc. (a)	2,109	41,379
Steven Madden Ltd.	1,406	50,616
Strategic Education, Inc.	806	72,403
Stride, Inc. (a)	868	34,069
Target Hospitality Corp. (a)	1,948	25,597
Taylor Morrison Home Corp. (a)	1,354	51,804
The Buckle, Inc.	1,470	52,464
The Cheesecake Factory, Inc.	1,193	41,815
The Gap, Inc.	3,182	31,947
The Goodyear Tire & Rubber Co. (a)	3,641	40,124
The ODP Corp. (a)	1,226	55,145
Topgolf Callaway Brands Corp. (a)	2,410	52,104
Travel + Leisure Co.	1,235	48,412
Tri Pointe Homes, Inc. (a)	2,121	53,704
Under Armour, Inc., Class A (a)	3,939	37,381
Upbound Group, Inc.	1,261	30,907
Urban Outfitters, Inc. (a)	1,673	46,376
Victoria's Secret & Co. (a)	887	30,291
Vista Outdoor, Inc. (a)	1,871	51,845
Visteon Corp. (a)	312	48,931
Wingstop, Inc.	200	36,716
Winnebago Industries, Inc.	709	40,909
XPEL, Inc. (a)	630	42,809
YETI Holdings, Inc. (a)	819	32,760
		4,056,124
Consumer Staples (7.3%):
BellRing Brands, Inc. (a)	1,756	59,704
Cal-Maine Foods, Inc.	976	59,428
Central Garden & Pet Co., Class A (a)	1,925	75,210
Coca-Cola Consolidated, Inc.	96	51,368
e.l.f. Beauty, Inc. (a)	637	52,457
Edgewell Personal Care Co.	1,859	78,859
Fresh Del Monte Produce, Inc.	2,147	64,646
Grocery Outlet Holding Corp. (a)	2,232	63,076
Herbalife Nutrition Ltd. (a)	1,589	25,583
Hostess Brands, Inc. (a)	3,230	80,362
Ingles Markets, Inc., Class A	845	74,951
Inter Parfums, Inc.	525	74,676
J & J Snack Foods Corp.	558	82,707
Lancaster Colony Corp.	369	74,863
Medifast, Inc.	407	42,194

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MGP Ingredients, Inc.	564	$54,550
Nu Skin Enterprises, Inc., Class A	1,349	53,029
PriceSmart, Inc.	1,020	72,909
Spectrum Brands Holdings, Inc.	599	39,666
Sprouts Farmers Market, Inc. (a)	1,859	65,121
The Andersons, Inc.	1,102	45,535
The Boston Beer Co., Inc., Class A (a)	132	43,388
The Chefs' Warehouse, Inc. (a)	1,581	53,833
The Duckhorn Portfolio, Inc. (a)	3,600	57,240
The Hain Celestial Group, Inc. (a)	2,665	45,705
The Simply Good Foods Co. (a)	1,599	63,592
Tootsie Roll Industries, Inc.	2,074	93,156
United Natural Foods, Inc. (a)	1,422	37,470
Universal Corp.	1,553	82,138
Vector Group Ltd.	5,165	62,032
WD-40 Co.	317	56,442
Weis Markets, Inc.	870	73,663
		1,959,553
Energy (4.4%):
Arch Resources, Inc.	244	32,076
Archrock, Inc.	4,770	46,603
Cactus, Inc., Class A	868	35,788
California Resources Corp.	1,112	42,812
Callon Petroleum Co. (a)	857	28,658
ChampionX Corp.	1,351	36,653
Comstock Resources, Inc.	2,521	27,202
CONSOL Energy, Inc.	611	35,603
Crescent Energy Co., Class A	3,261	36,882
CVR Energy, Inc.	1,163	38,123
Delek U.S. Holdings, Inc.	1,511	34,677
Denbury, Inc. (a)	537	47,057
Earthstone Energy, Inc., Class A (a)	2,303	29,962
Excelerate Energy, Inc., Class A	1,779	39,387
Gulfport Energy Corp. (a)	604	48,320
International Seaways, Inc.	860	35,845
Kinetik Holdings, Inc.	1,703	53,304
Kosmos Energy Ltd. (a)	4,093	30,452
Liberty Energy, Inc.	2,505	32,089
NexTier Oilfield Solutions, Inc. (a)	3,559	28,294
Northern Oil and Gas, Inc.	1,099	33,355
Oceaneering International, Inc. (a)	1,547	27,274
Par Pacific Holdings, Inc. (a)	1,515	44,238
Patterson-UTI Energy, Inc.	2,335	27,319
PBF Energy, Inc., Class A	755	32,737
Peabody Energy Corp. (a)	1,135	29,056
Permian Resources Corp.	3,042	31,941
RPC, Inc.	3,653	28,091
Sitio Royalties Corp., Class A	1,973	44,590
Talos Energy, Inc. (a)	1,760	26,118
Valaris Ltd. (a)	596	38,776
Weatherford International PLC (a)	566	33,592
World Fuel Services Corp.	1,604	40,982
		1,177,856
Financials (22.6%):
American Equity Investment Life Holding Co.	1,044	38,096
Ameris Bancorp.	1,582	57,870
Artisan Partners Asset Management, Inc., Class A	1,834	58,651
Associated Banc-Corp.	3,272	58,831
Assured Guaranty Ltd.	1,072	53,889
Atlantic Union Bankshares Corp.	2,241	78,547
Axis Capital Holdings Ltd.	1,303	71,040
Axos Financial, Inc. (a)	1,084	40,021
BancFirst Corp.	697	57,921
Bank of Hawaii Corp.	1,103	57,444

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	1,873	$42,292
Banner Corp.	1,376	74,813
BGC Partners, Inc., Class A	9,720	50,836
Bread Financial Holdings, Inc.	905	27,440
Cathay General Bancorp.	1,857	64,104
City Holding Co.	1,114	101,240
CNO Financial Group, Inc.	2,586	57,383
Cohen & Steers, Inc.	943	60,314
Columbia Banking System, Inc.	2,513	53,828
Community Bank System, Inc.	1,377	72,279
CVB Financial Corp.	4,100	68,388
Donnelley Financial Solutions, Inc. (a)	985	40,247
Eastern Bankshares, Inc.	5,355	67,580
Enova International, Inc. (a)	1,028	45,674
Enterprise Financial Services Corp.	1,510	67,331
Evercore, Inc.	461	53,190
FB Financial Corp.	1,882	58,493
Federal Agricultural Mortgage Corp., Class C	535	71,257
Federated Hermes, Inc.	1,999	80,240
First Bancorp.	4,606	52,601
First Bancorp/Southern Pines NC	1,851	65,747
First Commonwealth Financial Corp.	5,127	63,729
First Financial Bancorp.	3,498	76,151
First Hawaiian, Inc.	2,857	58,940
First Merchants Corp.	2,103	69,294
FirstCash Holdings, Inc.	731	69,715
FNB Corp.	5,918	68,649
Fulton Financial Corp.	4,601	63,586
Genworth Financial, Inc. (a)	10,577	53,097
Goosehead Insurance, Inc., Class A (a)	586	30,589
Hamilton Lane, Inc., Class A	751	55,559
Hancock Whitney Corp.	1,471	53,544
Heartland Financial USA, Inc.	1,743	66,861
Hilltop Holdings, Inc.	2,012	59,696
Hope Bancorp, Inc.	6,006	58,979
Houlihan Lokey, Inc.	748	65,442
Independent Bank Corp.	1,235	81,041
Independent Bank Group, Inc.	1,320	61,182
International Bancshares Corp.	1,758	75,278
Jackson Financial, Inc., Class A	941	35,203
Lakeland Financial Corp.	1,216	76,170
Lazard Ltd., Class A	1,501	49,698
Live Oak Bancshares, Inc.	1,232	30,024
MGIC Investment Corp.	5,365	71,998
Moelis & Co., Class A	1,178	45,282
Mr. Cooper Group, Inc. (a)	1,238	50,721
National Bank Holdings Corp., Class A	1,795	60,061
Navient Corp.	2,972	47,522
NBT Bancorp, Inc.	1,993	67,184
Nelnet, Inc., Class A	1,031	94,739
NMI Holdings, Inc., Class A (a)	2,704	60,380
Northwest Bancshares, Inc.	6,789	81,672
OFG Bancorp.	2,787	69,508
Pacific Premier Bancorp, Inc.	2,232	53,613
PacWest Bancorp.	1,837	17,874
Palomar Holdings, Inc. (a)	639	35,273
Park National Corp.	649	76,952
PennyMac Financial Services, Inc.	787	46,913
Piper Sandler Cos	398	55,167
PJT Partners, Inc., Class A	942	68,003
PRA Group, Inc. (a)	2,155	83,959
Provident Financial Services, Inc.	3,349	64,234
Radian Group, Inc.	3,529	77,991
Renasant Corp.	2,244	68,622

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Repay Holdings Corp. (a)	2,980	$19,579
Rocket Cos., Inc., Class A (a)(b)	4,664	42,256
S&T Bancorp, Inc.	2,432	76,486
Sandy Spring Bancorp, Inc.	2,255	58,585
Seacoast Banking Corp. of Florida	2,473	58,610
Simmons First National Corp., Class A	3,235	56,580
SLM Corp.	3,349	41,494
Stellar Bancorp, Inc.	2,347	57,760
Stock Yards Bancorp, Inc.	1,365	75,266
StoneX Group, Inc. (a)	650	67,294
Texas Capital Bancshares, Inc. (a)	998	48,862
The Bancorp, Inc. (a)	1,451	40,410
Towne Bank	3,017	80,403
TriCo Bancshares	1,837	76,401
Trustmark Corp.	2,692	66,492
UMB Financial Corp.	842	48,600
United Community Banks, Inc.	2,250	63,270
UWM Holdings Corp.	9,004	44,210
Veritex Holdings, Inc.	2,425	44,280
Victory Capital Holdings, Inc., Class A (c)	1,652	48,354
Virtu Financial, Inc., Class A	3,786	71,555
Virtus Investment Partners, Inc.	232	44,170
Walker & Dunlop, Inc.	622	47,378
Washington Federal, Inc.	2,252	67,830
WesBanco, Inc.	2,756	84,609
Westamerica Bancorp.	1,767	78,278
WSFS Financial Corp.	1,479	55,625
		6,032,319
Health Care (6.6%):
AdaptHealth Corp. (a)	2,456	30,528
Addus HomeCare Corp. (a)	633	67,579
Agiliti, Inc. (a)	2,044	32,663
Amedisys, Inc. (a)	495	36,407
Amphastar Pharmaceuticals, Inc. (a)	1,896	71,100
Apollo Medical Holdings, Inc. (a)	1,056	38,512
Avanos Medical, Inc. (a)	2,480	73,755
Catalyst Pharmaceuticals, Inc. (a)	2,015	33,409
Certara, Inc. (a)	2,023	48,775
Corcept Therapeutics, Inc. (a)	2,570	55,666
CorVel Corp. (a)	395	75,161
Cytek Biosciences, Inc. (a)	3,967	36,457
Dynavax Technologies Corp. (a)	3,839	37,661
Embecta Corp.	1,226	34,475
Figs, Inc., Class A (a)	3,154	19,523
Haemonetics Corp. (a)	857	70,917
Harmony Biosciences Holdings, Inc. (a)	998	32,585
Integer Holdings Corp. (a)	686	53,165
Ironwood Pharmaceuticals, Inc. (a)	6,018	63,309
Maravai LifeSciences Holdings, Inc., Class A (a)	2,566	35,950
Merit Medical Systems, Inc. (a)	999	73,876
Neogen Corp. (a)	2,684	49,708
Pacira BioSciences, Inc. (a)	1,399	57,093
Patterson Cos., Inc.	2,596	69,495
Pediatrix Medical Group, Inc. (a)	2,926	43,627
Prestige Consumer Healthcare, Inc. (a)	1,399	87,619
Progyny, Inc. (a)	763	24,508
RadNet, Inc. (a)	1,832	45,855
Select Medical Holdings Corp.	1,810	46,788
STAAR Surgical Co. (a)	626	40,033
Supernus Pharmaceuticals, Inc. (a)	1,864	67,533
The Ensign Group, Inc.	849	81,113
U.S. Physical Therapy, Inc.	488	47,780
Veradigm, Inc. (a)	3,349	43,704

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	1,690	$39,326
		1,765,655
Industrials (20.8%):
AAON, Inc.	601	58,111
AAR Corp. (a)	1,188	64,805
ABM Industries, Inc.	1,387	62,332
Air Transport Services Group, Inc. (a)	2,580	53,741
Alamo Group, Inc.	378	69,612
Albany International Corp.	743	66,394
Allegiant Travel Co. (a)	382	35,136
Allison Transmission Holdings, Inc.	1,494	67,589
Ameresco, Inc., Class A (a)	715	35,192
API Group Corp. (a)	2,386	53,637
Applied Industrial Technologies, Inc.	415	58,984
ArcBest Corp.	457	42,236
Arcosa, Inc.	890	56,168
Armstrong World Industries, Inc.	963	68,604
Atkore, Inc. (a)	292	41,020
Barnes Group, Inc.	1,596	64,287
Beacon Roofing Supply, Inc. (a)	908	53,436
Boise Cascade Co.	706	44,654
Brady Corp., Class A	1,594	85,646
Casella Waste Systems, Inc. (a)	991	81,916
CBIZ, Inc. (a)	1,643	81,312
Comfort Systems USA, Inc.	393	57,362
Construction Partners, Inc., Class A (a)	1,529	41,191
Core & Main, Inc., Class A (a)	2,585	59,714
CSW Industrials, Inc.	456	63,352
Dycom Industries, Inc. (a)	578	54,130
Encore Wire Corp.	220	40,773
Energy Recovery, Inc. (a)	1,965	45,293
Enerpac Tool Group Corp.	2,425	61,837
EnerSys	615	53,431
EnPro Industries, Inc.	561	58,282
Esab Corp.	944	55,762
ESCO Technologies, Inc.	716	68,342
Federal Signal Corp.	1,427	77,358
First Advantage Corp. (a)	2,886	40,289
Flowserve Corp.	1,714	58,276
Fluor Corp. (a)	1,382	42,718
Forward Air Corp.	591	63,686
Franklin Electric Co., Inc.	755	71,046
GATX Corp.	691	76,024
Gibraltar Industries, Inc. (a)	1,030	49,955
GMS, Inc. (a)	826	47,817
GrafTech International Ltd.	5,917	28,757
Granite Construction, Inc.	1,493	61,332
H&E Equipment Services, Inc.	851	37,640
Hayward Holdings, Inc. (a)	3,308	38,770
Heartland Express, Inc.	4,404	70,112
Helios Technologies, Inc.	759	49,639
Herc Holdings, Inc.	317	36,106
Hillenbrand, Inc.	1,205	57,274
HNI Corp.	2,248	62,584
Hub Group, Inc., Class A (a)	721	60,521
Huron Consulting Group, Inc. (a)	1,075	86,398
ICF International, Inc.	741	81,288
Insperity, Inc.	547	66,488
Janus International Group, Inc. (a)	4,611	45,464
John Bean Technologies Corp.	469	51,257
Kadant, Inc.	280	58,386
Kennametal, Inc.	1,852	51,078
Kforce, Inc.	975	61,659
Kirby Corp. (a)	789	54,993

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Korn Ferry	1,151	$59,553
Lindsay Corp.	416	62,870
ManpowerGroup, Inc.	799	65,941
Marten Transport Ltd.	2,544	53,297
Matson, Inc.	738	44,036
McGrath RentCorp.	779	72,688
MillerKnoll, Inc.	1,715	35,072
Moog, Inc., Class A	773	77,880
MSC Industrial Direct Co., Inc.	1,057	88,788
Mueller Industries, Inc.	771	56,653
Mueller Water Products, Inc., Class A	5,080	70,815
MYR Group, Inc. (a)	462	58,217
NOW, Inc. (a)	3,660	40,809
NV5 Global, Inc. (a)	519	53,960
PGT Innovations, Inc. (a)	2,359	59,234
Primoris Services Corp.	2,081	51,317
Resideo Technologies, Inc. (a)	2,133	38,991
Rush Enterprises, Inc., Class A	1,238	67,595
Ryder System, Inc.	600	53,544
Schneider National, Inc., Class B	2,484	66,447
Shoals Technologies Group, Inc., Class A (a)	1,058	24,112
SPX Technologies, Inc. (a)	911	64,298
Standex International Corp.	641	78,484
Stericycle, Inc. (a)	1,332	58,089
SunPower Corp. (a)	2,012	27,846
Tennant Co.	1,047	71,751
Terex Corp.	858	41,510
The AZEK Co., Inc. (a)	1,568	36,911
The Brink's Co.	952	63,594
Trinity Industries, Inc.	1,949	47,478
Triton International Ltd.	1,044	66,002
UniFirst Corp.	416	73,312
Veritiv Corp.	282	38,109
Vicor Corp. (a)	663	31,121
Wabash National Corp.	1,708	42,000
Watts Water Technologies, Inc., Class A	378	63,625
Werner Enterprises, Inc.	1,596	72,602
		5,569,747
Information Technology (9.6%):
ACI Worldwide, Inc. (a)	1,957	52,800
Advanced Energy Industries, Inc.	588	57,624
Agilysys, Inc. (a)	590	48,681
Alarm.com Holdings, Inc. (a)	1,003	50,431
Avid Technology, Inc. (a)	1,515	48,450
Axcelis Technologies, Inc. (a)	280	37,310
Badger Meter, Inc.	565	68,828
Belden, Inc.	715	62,041
Box, Inc., Class A (a)	1,774	47,525
Calix, Inc. (a)	734	39,335
Cohu, Inc. (a)	1,197	45,953
CommVault Systems, Inc. (a)	987	56,002
CSG Systems International, Inc.	1,275	68,468
CTS Corp.	1,273	62,963
Diodes, Inc. (a)	529	49,070
DoubleVerify Holdings, Inc. (a)	1,709	51,526
ePlus, Inc. (a)	996	48,844
EVERTEC, Inc.	1,973	66,589
Extreme Networks, Inc. (a)	2,257	43,154
FormFactor, Inc. (a)	1,214	38,666
Harmonic, Inc. (a)	3,639	53,093
Insight Enterprises, Inc. (a)	603	86,205
InterDigital, Inc.	686	50,009
MACOM Technology Solutions Holdings, Inc. (a)	734	51,997
Maximus, Inc.	796	62,645

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MaxLinear, Inc. (a)	1,125	$39,611
Methode Electronics, Inc.	1,381	60,598
NCR Corp. (a)	1,694	39,961
NetScout Systems, Inc. (a)	2,179	62,428
Onto Innovation, Inc. (a)	509	44,731
OSI Systems, Inc. (a)	830	84,959
Perficient, Inc. (a)	692	49,955
Plexus Corp. (a)	657	64,104
Progress Software Corp.	1,352	77,672
Sanmina Corp. (a)	943	57,514
Semtech Corp. (a)	1,296	31,285
Shift4 Payments, Inc., Class A (a)	521	39,492
SiTime Corp. (a)	210	29,868
SPS Commerce, Inc. (a)	361	54,980
Super Micro Computer, Inc. (a)	356	37,932
TaskUS, Inc., Class A (a)	1,390	20,072
Teradata Corp. (a)	1,370	55,184
TTEC Holdings, Inc.	1,133	42,182
TTM Technologies, Inc. (a)	2,953	39,836
Ultra Clean Holdings, Inc. (a)	1,212	40,190
Verra Mobility Corp. (a)	3,521	59,575
Viavi Solutions, Inc. (a)	4,785	51,822
Vishay Intertechnology, Inc.	2,941	66,525
Vontier Corp.	2,086	57,031
		2,555,716
Materials (4.8%):
Alpha Metallurgical Resources, Inc.	216	33,696
ATI, Inc. (a)	1,187	46,839
Avient Corp.	963	39,637
Balchem Corp.	537	67,920
Cabot Corp.	660	50,582
Ecovyst, Inc. (a)	5,117	56,543
Greif, Inc., Class A	978	61,976
HB Fuller Co.	957	65,507
Ingevity Corp. (a)	699	49,993
Innospec, Inc.	705	72,382
Materion Corp.	368	42,688
Mativ Holdings, Inc.	1,711	36,735
Minerals Technologies, Inc.	994	60,057
NewMarket Corp.	266	97,085
O-I Glass, Inc. (a)	2,074	47,101
Orion Engineered Carbons SA	1,924	50,197
Perimeter Solutions SA (a)	4,735	38,259
Ryerson Holding Corp.	951	34,597
Sensient Technologies Corp.	957	73,268
Stepan Co.	734	75,624
Summit Materials, Inc., Class A (a)	1,847	52,621
Sylvamo Corp.	968	44,780
Warrior Met Coal, Inc.	1,178	43,244
Worthington Industries, Inc.	791	51,138
		1,292,469
Real Estate (1.2%):
eXp World Holdings, Inc. (b)	2,534	32,157
Kennedy-Wilson Holdings, Inc.	3,915	64,950
Marcus & Millichap, Inc.	1,943	62,390
Newmark Group, Inc., Class A	5,515	39,046
The Howard Hughes Corp. (a)	655	52,400
The St. Joe Co.	1,417	58,961
		309,904
Utilities (4.2%):
ALLETE, Inc.	1,342	86,385
American States Water Co.	815	72,445
Avista Corp.	1,868	79,297
California Water Service Group	1,279	74,438

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Chesapeake Utilities Corp.	586	$75,002
Clearway Energy, Inc., Class C	2,289	71,714
MGE Energy, Inc.	1,258	97,709
Middlesex Water Co.	887	69,292
Montauk Renewables, Inc. (a)	3,543	27,883
New Jersey Resources Corp.	1,556	82,779
Northwest Natural Holding Co.	1,708	81,233
NorthWestern Corp.	1,578	91,303
Otter Tail Corp.	811	58,611
SJW Group	1,016	77,348
Spire, Inc.	1,148	80,521
		1,125,960
Total Common Stocks (Cost $24,483,570)

Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	11,643	11,643
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	11,643	11,643
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	11,643	11,643
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	11,643	11,643
Total Collateral for Securities Loaned (Cost $46,572)		46,572

Total Investments (Cost $24,530,142) — 100.0%		26,713,242
Other assets in excess of liabilities — 0.0%		3,434
NET ASSETS - 100.00%		$26,716,676

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security.
(d)	Rate disclosed is the daily yield on March 31, 2023.

PLC —Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	6/16/23	$90,544	$90,675	$131

	Total unrealized appreciation				$131
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$131

Affiliated Holdings

Net Change in
				Realized	Capital	Unrealized
	Fair Value	Purchases	Proceeds	Gains	Gain	Appreciation/	Fair Value	Dividend
	6/30/2022	at Cost	from Sales	(Losses)	Distribution	Depreciation	3/31/2023	Income
Victory Capital Holdings, Inc.	$35,620	$13,971	$(9,153)	$(1,477)	$—	$9,393	$48,354	$1,430

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (5.6%):
Communication Services (0.5%):
REA Group Ltd.	1,401	$129,236
Telstra Corp. Ltd.	107,962	304,478
		433,714
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	7,057	175,443
Wesfarmers Ltd.	6,104	204,986
		380,429
Consumer Staples (0.6%):
Coles Group Ltd.	22,018	265,158
Woolworths Group Ltd.	10,022	253,844
		519,002
Energy (0.3%):
Santos Ltd.	30,663	141,396
Woodside Energy Group Ltd.	5,287	117,800
		259,196
Financials (1.5%):
ANZ Group Holdings Ltd.	12,367	189,514
Commonwealth Bank of Australia	3,285	215,849
Macquarie Group Ltd.	1,338	157,073
National Australia Bank Ltd.	11,079	205,242
QBE Insurance Group Ltd.	17,093	166,666
Suncorp Group Ltd.	20,439	165,415
Westpac Banking Corp.	14,642	211,949
		1,311,708
Health Care (0.9%):
Cochlear Ltd.	1,070	169,253
CSL Ltd.	1,266	243,922
Ramsay Health Care Ltd.	4,187	186,191
Sonic Healthcare Ltd.	6,969	162,264
		761,630
Industrials (0.3%):
Brambles Ltd.	24,989	224,284

Information Technology (0.3%):
Computershare Ltd.	10,541	152,092
WiseTech Global Ltd.	2,301	100,170
		252,262
Materials (0.8%):
BHP Group Ltd.	4,630	146,141
Fortescue Metals Group Ltd.	7,081	106,428
Mineral Resources Ltd.	1,611	86,766
Newcrest Mining Ltd.	7,889	141,559
Rio Tinto Ltd.	1,873	150,383
South32 Ltd.	37,800	110,394
		741,671
		4,883,896
Austria (0.4%):
Energy (0.1%):
OMV AG	2,247	102,972

Financials (0.1%):
Erste Group Bank AG	3,429	113,411

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Verbund AG	1,356	$117,636
		334,019
Belgium (1.2%):
Consumer Discretionary (0.2%):
D'ieteren Group	745	144,529

Consumer Staples (0.3%):
Anheuser-Busch InBev SA	3,557	236,562

Financials (0.1%):
KBC Group NV	1,939	133,098

Health Care (0.2%):
UCB SA	2,043	182,640

Materials (0.2%):
Solvay SA, Class A	1,235	141,088

Utilities (0.2%):
Elia Group SA	1,298	171,158
		1,009,075
Canada (11.5%):
Communication Services (0.8%):
BCE, Inc.	5,934	265,851
Rogers Communications, Inc., Class B	4,319	200,209
TELUS Corp. (a)	12,446	247,114
		713,174
Consumer Discretionary (0.6%):
Dollarama, Inc.	3,501	209,262
Magna International, Inc.	1,953	104,623
Restaurant Brands International, Inc.	3,055	205,121
		519,006
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc.	4,104	206,369
George Weston Ltd.	1,807	239,498
Loblaw Cos. Ltd.	2,570	234,254
Metro, Inc.	5,489	301,970
Saputo, Inc.	6,296	162,933
		1,145,024
Energy (1.4%):
Cameco Corp.	3,453	90,433
Canadian Natural Resources Ltd.	2,145	118,719
Cenovus Energy, Inc.	5,073	88,523
Enbridge, Inc.	6,180	235,666
Imperial Oil Ltd.	2,349	119,475
Pembina Pipeline Corp.	5,571	180,492
Suncor Energy, Inc.	3,486	108,246
TC Energy Corp.	4,392	170,863
Tourmaline Oil Corp.	2,396	99,861
		1,212,278
Financials (3.2%):
Bank of Montreal	2,420	215,585
Brookfield Asset Management Ltd., Class A	2,533	82,984
Brookfield Corp.	4,542	147,994
Canadian Imperial Bank of Commerce (a)	4,438	188,220
Fairfax Financial Holdings Ltd.	232	154,317
Great-West Lifeco, Inc.	8,087	214,368
Intact Financial Corp.	1,570	224,724

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Manulife Financial Corp.	10,691	$196,209
National Bank of Canada (a)	3,079	220,267
Power Corp. (a)	9,175	234,518
Royal Bank of Canada	2,656	254,043
Sun Life Financial, Inc. (a)	5,013	234,234
The Bank of Nova Scotia	4,500	226,682
The Toronto-Dominion Bank	3,626	217,216
		2,811,361
Industrials (1.5%):
Canadian National Railway Co.	2,064	243,577
Canadian Pacific Railway Ltd.	2,721	209,557
TFI International, Inc.	1,079	128,773
Thomson Reuters Corp.	2,069	269,232
Waste Connections, Inc.	1,633	227,312
WSP Global, Inc.	1,485	194,546
		1,272,997
Information Technology (0.7%):
CGI, Inc. (b)	2,478	238,851
Constellation Software, Inc.	112	210,599
Lumine Group, Inc. (b)	303	3,298
Open Text Corp.	3,976	153,385
		606,133
Materials (1.1%):
Aginco Eagle Mines Ltd.	2,466	125,736
Barrick Gold Corp.	7,552	140,220
First Quantum Minerals Ltd.	2,851	65,552
Franco-Nevada Corp.	1,225	178,705
Ivanhoe Mines Ltd. (b)	9,117	82,379
Nutrien Ltd.	1,384	102,226
Teck Resources Ltd., Class B	2,435	88,927
Wheaton Precious Metals Corp. (a)	3,227	155,440
		939,185
Utilities (0.9%):
Emera, Inc.	5,447	223,798
Fortis, Inc.	6,584	279,916
Hydro One Ltd. (c)	9,795	278,925
		782,639
		10,001,797
Denmark (1.5%):
Consumer Discretionary (0.1%):
Pandora A/S	1,057	100,859

Financials (0.3%):
Tryg A/S	10,462	228,322

Health Care (0.6%):
Coloplast A/S, Class B	1,271	166,874
Genmab A/S (b)	394	148,511
Novo Nordisk A/S, Class B	1,171	185,114
		500,499
Industrials (0.3%):
AP Moller - Maersk A/S, Class B	55	99,653
DSV A/S	724	139,822
		239,475
Materials (0.1%):
Novozymes A/S, Class B	2,758	140,899

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Orsted A/S (c)	1,311	$111,353
		1,321,407
Finland (1.6%):
Communication Services (0.3%):
Elisa Oyj	4,677	281,785

Energy (0.1%):
Neste Oyj	2,566	126,412

Financials (0.5%):
Nordea Bank Abp	16,191	172,659
Sampo Oyj, A Shares	4,581	215,993
		388,652
Industrials (0.2%):
Kone Oyj, Class B	2,670	138,976

Information Technology (0.2%):
Nokia Oyj	33,602	164,536

Materials (0.3%):
Stora Enso Oyj, Class R	9,663	125,533
UPM-Kymmene Oyj (b)	4,846	162,642
		288,175
		1,388,536
France (8.6%):
Communication Services (1.0%):
Bollore SE	39,188	241,799
Orange SA	23,318	276,932
Publicis Groupe SA	1,935	150,617
Vivendi SE	18,559	187,166
		856,514
Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA (b)	4,697	143,354
Hermes International	81	163,727
Kering SA	245	159,406
LVMH Moet Hennessy Louis Vuitton SE	198	181,302
Sodexo SA	2,189	213,780
		861,569
Consumer Staples (1.0%):
Carrefour SA	8,222	166,104
Danone SA (a)	4,492	279,164
L'Oreal SA	433	193,100
Pernod Ricard SA	1,000	226,314
		864,682
Energy (0.1%):
TotalEnergies SE (a)	2,423	142,831

Financials (1.0%):
Amundi SA (c)	2,166	136,348
AXA SA	5,974	182,458
BNP Paribas SA	2,381	142,550
Credit Agricole SA	14,496	163,451
Societe Generale SA	4,908	110,623
Worldline SA (b)(c)	2,661	112,855
		848,285
Health Care (0.9%):
BioMerieux	1,651	173,663
EssilorLuxottica SA	954	171,730

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Ipsen SA	1,141	$125,586
Sanofi	1,966	213,704
Sartorius Stedim Biotech	302	92,352
		777,035
Industrials (2.4%):
Aeroports de Paris (b)	1,071	152,897
Airbus SE	1,200	160,422
Bouygues SA	6,322	213,140
Bureau Veritas SA	7,144	205,062
Cie de Saint-Gobain	2,224	126,180
Eiffage SA	1,941	209,935
Getlink SE	12,445	204,994
Legrand SA	1,834	167,217
Schneider Electric SE	949	158,151
Teleperformance	330	79,336
Thales SA	1,166	172,402
Vinci SA	1,877	215,184
		2,064,920
Information Technology (0.6%):
Capgemini SE	745	137,945
Dassault Systemes SE	3,349	137,549
Edenred	3,781	223,620
		499,114
Materials (0.2%):
Air Liquide SA	1,195	199,821

Utilities (0.4%):
Engie SA	11,985	189,411
Veolia Environnement SA	4,992	153,738
		343,149
		7,457,920
Germany (6.3%):
Communication Services (0.5%):
Deutsche Telekom AG	11,496	278,621
Telefonica Deutschland Holding AG	58,842	181,024
		459,645
Consumer Discretionary (0.7%):
adidas AG	624	110,148
Bayerische Motoren Werke AG	1,659	181,593
Mercedes-Benz Group AG	1,684	129,253
Puma SE	1,704	105,067
Zalando SE (b)(c)	1,794	74,976
		601,037
Consumer Staples (0.3%):
Beiersdorf AG	1,948	253,384

Financials (1.5%):
Allianz SE, Registered Shares	954	220,145
Commerzbank AG (b)	8,163	85,882
Deutsche Bank AG, Registered Shares	9,465	96,028
Deutsche Boerse AG	1,352	263,093
Hannover Rueck SE	962	188,140
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	589	205,984
Talanx AG	4,302	199,199
		1,258,471
Health Care (0.8%):
Bayer AG, Registered Shares	2,529	161,036
Carl Zeiss Meditec AG	945	131,169

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA (a)	3,040	$128,896
Fresenius SE & Co. KGaA	5,253	141,554
Merck KGaA	831	154,590
		717,245
Industrials (1.3%):
Brenntag SE	1,880	141,076
Daimler Truck Holding AG (b)	4,687	158,119
Deutsche Lufthansa AG, Registered Shares (b)	12,833	142,779
Deutsche Post AG, Registered Shares	3,482	162,702
Knorr-Bremse AG	1,697	112,769
MTU Aero Engines AG	628	157,039
Rheinmetall AG	390	115,710
Siemens AG, Registered Shares	925	149,718
		1,139,912
Information Technology (0.4%):
Infineon Technologies AG	3,077	125,726
SAP SE	1,571	197,719
		323,445
Materials (0.5%):
Evonik Industries AG	6,379	133,920
HeidelbergCement AG	2,080	151,708
Symrise AG	1,580	171,678
		457,306
Real Estate (0.1%):
Vonovia SE	3,967	74,593

Utilities (0.2%):
E.ON SE	15,508	193,394
		5,478,432
Hong Kong (3.1%):
Financials (0.5%):
AIA Group Ltd.	12,011	126,465
Hang Seng Bank Ltd.	12,114	172,380
Hong Kong Exchanges & Clearing Ltd.	2,684	119,058
		417,903
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	213,320	119,572

Industrials (0.6%):
CK Hutchison Holdings Ltd.	33,262	206,360
MTR Corp. Ltd.	51,565	248,638
Techtronic Industries Co. Ltd.	7,683	83,048
		538,046
Real Estate (1.2%):
CK Asset Holdings Ltd.	29,809	180,950
Henderson Land Development Co. Ltd.	42,891	148,348
Hongkong Land Holdings Ltd.	35,800	157,162
Sino Land Co. Ltd.	125,761	170,144
Sun Hung Kai Properties Ltd.	14,904	208,854
Swire Pacific Ltd., Class A	18,515	142,229
		1,007,687
Utilities (0.7%):
CLP Holdings Ltd.	28,500	205,861
Hong Kong & China Gas Co. Ltd.	212,205	186,802

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Power Assets Holdings Ltd.	45,186	$242,344
		635,007
		2,718,215
Ireland (1.2%):
Consumer Staples (0.2%):
Kerry Group PLC	1,979	197,091

Financials (0.3%):
AIB Group PLC	27,481	111,513
Bank of Ireland Group PLC	9,852	99,613
		211,126
Industrials (0.4%):
Experian PLC	4,886	160,302
Kingspan Group PLC	1,366	93,380
Ryanair Holdings PLC (b)	8,037	129,684
		383,366
Materials (0.3%):
CRH PLC	3,530	177,903
Smurfit Kappa Group PLC	3,288	118,661
		296,564
		1,088,147
Israel (0.7%):
Financials (0.4%):
Bank Hapoalim BM	19,162	158,635
Bank Leumi Le-Israel BM	21,919	164,685
		323,320
Information Technology (0.2%):
Nice Ltd. (b)	570	127,717

Materials (0.1%):
ICL Group Ltd.	17,803	119,542
		570,579
Italy (2.6%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA (c)	17,186	225,874

Consumer Discretionary (0.2%):
Moncler SpA	2,016	138,908

Energy (0.2%):
Eni SpA	10,573	147,972

Financials (1.0%):
Assicurazioni Generali SpA	9,608	191,499
FinecoBank Banca Fineco SpA	7,032	107,825
Intesa Sanpaolo SpA	52,590	135,015
Mediobanca Banca di Credito Finanziario SpA	15,884	159,638
Poste Italiane SpA (c)	14,985	152,942
UniCredit SpA	5,651	106,687
		853,606
Industrials (0.2%):
Prysmian SpA	3,967	166,480

Information Technology (0.1%):
Nexi SpA (b)(c)	13,341	108,300

Utilities (0.7%):
Enel SpA	29,732	181,422
Snam SpA	39,191	207,776

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	23,758	$194,924
		584,122
		2,225,262
Japan (19.9%):
Communication Services (1.6%):
KDDI Corp.	8,400	258,973
Nexon Co. Ltd.	6,200	147,341
Nintendo Co. Ltd.	4,900	189,378
Nippon Telegraph & Telephone Corp.	9,300	277,543
SoftBank Corp.	34,300	395,034
Z Holdings Corp.	44,200	124,117
		1,392,386
Consumer Discretionary (2.8%):
Bandai Namco Holdings, Inc.	8,700	186,667
Bridgestone Corp.	5,400	218,302
Denso Corp.	3,100	173,797
Fast Retailing Co. Ltd.	800	174,028
Honda Motor Co. Ltd.	7,500	198,290
Nissan Motor Co. Ltd.	38,400	144,940
Oriental Land Co. Ltd.	6,000	204,640
Panasonic Corp.	19,900	177,176
Sekisui House Ltd.	12,900	262,159
Shimano, Inc.	900	154,836
Sony Group Corp.	1,800	162,496
Suzuki Motor Corp.	4,600	166,454
Toyota Motor Corp.	14,900	210,997
		2,434,782
Consumer Staples (2.2%):
Aeon Co. Ltd.	10,700	206,811
Ajinomoto Co., Inc.	6,700	232,451
Asahi Group Holdings Ltd.	5,400	200,283
Japan Tobacco, Inc.	11,200	236,047
Kao Corp.	5,500	214,059
Kirin Holdings Co. Ltd.	17,200	271,552
Seven & i Holdings Co. Ltd.	4,300	193,526
Shiseido Co. Ltd.	3,200	148,985
Unicharm Corp.	5,100	209,017
		1,912,731
Energy (0.1%):
Inpex Corp.	11,400	119,959

Financials (2.6%):
Dai-ichi Life Holdings, Inc.	7,400	135,726
Japan Post Holdings Co. Ltd.	32,300	261,908
Mitsubishi UFJ Financial Group, Inc.	25,800	164,777
Mizuho Financial Group, Inc.	15,470	218,836
MS&AD Insurance Group Holdings, Inc.	6,100	188,661
Nomura Holdings, Inc.	65,400	251,088
ORIX Corp.	10,300	168,861
Resona Holdings, Inc.	31,000	149,326
Sompo Holdings, Inc.	4,400	174,064
Sumitomo Mitsui Financial Group, Inc.	4,800	191,552
Sumitomo Mitsui Trust Holdings, Inc.	5,300	181,284
Tokio Marine Holdings, Inc.	8,700	166,909
		2,252,992
Health Care (2.2%):
Astellas Pharma, Inc.	15,300	217,007
Chugai Pharmaceutical Co. Ltd.	7,700	189,658
Daiichi Sankyo Co. Ltd.	3,800	138,021
Eisai Co. Ltd.	2,100	118,698

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Hoya Corp.	1,300	$142,573
M3, Inc.	4,300	106,917
Olympus Corp.	8,600	150,189
Otsuka Holdings Co. Ltd.	7,400	234,274
Shionogi & Co. Ltd.	4,100	184,587
Takeda Pharmaceutical Co. Ltd.	8,500	278,510
Terumo Corp.	6,500	174,985
		1,935,419
Industrials (4.5%):
Central Japan Railway Co.	2,100	250,083
Daikin Industries Ltd.	900	160,361
East Japan Railway Co.	4,900	270,725
FANUC Corp.	5,000	179,271
Hitachi Ltd.	3,600	196,649
ITOCHU Corp.	6,400	207,339
Komatsu Ltd.	7,600	187,596
Kubota Corp.	10,500	158,101
Marubeni Corp.	12,000	162,293
Mitsubishi Corp.	4,700	168,196
Mitsubishi Electric Corp.	18,900	224,719
Mitsui & Co. Ltd.	5,700	176,719
Nidec Corp.	2,700	139,210
Nippon Yusen KK (a)	4,700	109,357
Recruit Holdings Co. Ltd.	4,900	134,717
Secom Co. Ltd.	4,700	289,024
SMC Corp.	300	157,796
Sumitomo Corp.	11,100	195,730
Toshiba Corp.	6,300	210,933
Toyota Industries Corp.	3,000	166,089
Toyota Tsusho Corp.	3,800	160,862
		3,905,770
Information Technology (2.6%):
Advantest Corp.	1,500	137,391
Canon, Inc.	9,900	220,394
FUJIFILM Holdings Corp.	4,000	201,808
Fujitsu Ltd.	1,300	174,642
Keyence Corp.	300	145,639
Kyocera Corp.	4,400	228,286
Lasertec Corp.	500	87,677
Murata Manufacturing Co. Ltd.	3,200	193,793
Nomura Research Institute Ltd.	6,278	144,939
NTT Data Corp.	11,900	155,248
Obic Co. Ltd.	1,400	220,398
Renesas Electronics Corp. (b)	8,800	126,836
TDK Corp.	3,800	135,244
Tokyo Electron Ltd.	1,000	120,819
		2,293,114
Materials (0.6%):
Nippon Paint Holdings Co. Ltd.	13,500	125,889
Nippon Steel Corp.	7,300	171,558
Shin-Etsu Chemical Co. Ltd.	5,500	177,105
		474,552
Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	10,400	243,941
Mitsubishi Estate Co. Ltd.	16,200	192,372
Mitsui Fudosan Co. Ltd.	9,500	177,749
		614,062
		17,335,767

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA	5,953	$84,566

Health Care (0.2%):
Eurofins Scientific SE	1,876	125,396

Materials (0.1%):
ArcelorMittal SA	4,107	124,123
		334,085
Netherlands (3.5%):
Communication Services (0.5%):
Koninklijke KPN NV	80,269	283,414
Universal Music Group NV	5,638	142,483
		425,897
Consumer Discretionary (0.1%):
Prosus NV	1,235	96,344

Consumer Staples (1.0%):
Davide Campari-Milano NV	14,735	179,759
Heineken Holding NV	2,541	232,974
Heineken NV	2,180	234,177
Koninklijke Ahold Delhaize NV	6,497	221,858
		868,768
Financials (0.5%):
ABN AMRO Bank NV (c)	7,616	120,743
ING Groep NV	10,667	126,431
NN Group NV	4,403	159,758
		406,932
Health Care (0.1%):
Koninklijke Philips NV	6,509	118,834

Industrials (0.6%):
IMCD NV	885	144,338
Randstad NV (a)	2,518	149,086
Wolters Kluwer NV	1,770	223,321
		516,745
Information Technology (0.4%):
Adyen NV (b)(c)	55	87,030
ASM International NV	254	102,435
ASML Holding NV	172	116,610
		306,075
Materials (0.3%):
Akzo Nobel NV	2,115	165,086
Koninklijke DSM NV	1,116	131,548
		296,634
		3,036,229
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	8,552	142,467

Norway (1.1%):
Communication Services (0.2%):
Telenor ASA	16,684	195,618

Consumer Staples (0.2%):
Mowi ASA	7,268	134,319

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Aker BP ASA	4,156	$101,786
Equinor ASA	3,917	111,803
		213,589
Financials (0.2%):
DNB Bank ASA	10,102	180,853

Materials (0.3%):
Norsk Hydro ASA	15,518	115,367
Yara International ASA	3,245	140,747
		256,114
		980,493
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	8,549	200,429

Energy (0.1%):
Galp Energia SGPS SA	10,589	120,109

Utilities (0.3%):
EDP - Energias de Portugal SA	39,784	216,399
		536,937
Singapore (2.5%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	139,900	258,665

Consumer Discretionary (0.3%):
Genting Singapore Ltd.	302,800	254,894

Consumer Staples (0.3%):
Wilmar International Ltd.	79,000	249,974

Financials (1.0%):
DBS Group Holdings Ltd.	11,200	277,790
Oversea-Chinese Banking Corp. Ltd.	36,700	341,209
United Overseas Bank Ltd.	12,200	272,884
		891,883
Industrials (0.4%):
Singapore Airlines Ltd.	81,900	352,715

Real Estate (0.2%):
Capitaland Investment Ltd.	59,400	164,293
		2,172,424
South Korea (4.2%):
Communication Services (0.2%):
Kakao Corp.	2,065	96,928
NAVER Corp.	687	106,610
		203,538
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	988	163,946
Hyundai Motor Co.	1,256	178,023
Kia Corp.	2,675	166,455
LG Electronics, Inc.	1,510	133,750
		642,174
Consumer Staples (0.3%):
KT&G Corp.	3,932	253,434

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.2%):
SK Innovation Co. Ltd. (b)	968	$133,335

Financials (0.7%):
Hana Financial Group, Inc.	3,600	112,560
KakaoBank Corp.	3,696	68,571
KB Financial Group, Inc.	3,460	126,657
Samsung Life Insurance Co. Ltd.	3,618	174,549
Shinhan Financial Group Co. Ltd.	5,021	136,354
		618,691
Health Care (0.4%):
Celltrion, Inc.	1,331	153,163
Samsung Biologics Co. Ltd. (b)(c)	337	204,007
		357,170
Industrials (0.7%):
Ecopro BM Co. Ltd.	689	118,830
LG Corp.	2,981	189,619
Samsung C&T Corp.	2,033	168,987
SK, Inc.	1,123	148,819
		626,255
Information Technology (0.5%):
Samsung Electronics Co. Ltd.	3,836	188,603
Samsung SDI Co. Ltd.	226	127,610
SK Hynix, Inc.	1,977	134,564
		450,777
Materials (0.5%):
LG Chem Ltd.	210	114,865
POSCO Future M Co. Ltd.	528	110,532
POSCO Holdings, Inc.	561	158,599
		383,996
		3,669,370
Spain (2.7%):
Communication Services (0.2%):
Telefonica SA	48,883	210,603

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,615	188,147

Energy (0.2%):
Repsol SA	8,543	131,410

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	19,931	142,020
Banco Santander SA	36,454	135,432
CaixaBank SA	29,435	114,399
		391,851
Industrials (0.5%):
Aena SME SA (b)(c)	1,165	188,109
Ferrovial SA	7,345	215,769
		403,878
Information Technology (0.2%):
Amadeus IT Group SA (b)	2,487	166,291

Utilities (1.0%):
Acciona SA	888	177,856
Endesa SA	9,145	198,337
Iberdrola SA	20,187	251,415

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Red Electrica Corp. SA	11,747	$206,363
		833,971
		2,326,151
Sweden (3.3%):
Consumer Discretionary (0.3%):
Evolution AB (c)	957	128,046
H & M Hennes & Mauritz AB, Class B (a)	9,488	135,180
		263,226
Consumer Staples (0.3%):
Essity AB, Class B (a)	7,607	217,318

Financials (0.8%):
EQT AB	3,574	72,547
L E Lundbergforetagen AB, Class B	3,524	159,197
Skandinaviska Enskilda Banken AB, Class A (b)	14,955	164,826
Svenska Handelsbanken AB, Class A (a)	16,925	146,555
Swedbank AB, Class A (a)	8,615	141,283
		684,408
Industrials (1.3%):
Alfa Laval AB	4,035	143,779
Assa Abloy AB, Class B	6,548	156,707
Atlas Copco AB, Class A	11,198	141,972
Epiroc AB, Class A	7,341	145,614
Lifco AB, Class B	6,267	134,700
Nibe Industrier AB, Class B	9,161	104,014
Sandvik AB	6,783	143,699
Volvo AB, Class B (a)	8,535	175,921
		1,146,406
Information Technology (0.3%):
Hexagon AB, Class B	12,359	141,575
Telefonaktiebolaget LM Ericsson, Class B	23,724	138,568
		280,143
Materials (0.3%):
Boliden AB	2,850	112,020
Svenska Cellulosa AB SCA, Class B (a)	10,864	142,879
		254,899
		2,846,400
Switzerland (6.7%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	422	269,061

Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	895	142,758
The Swatch Group AG	451	154,524
		297,282
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares	134	284,056
Chocoladefabriken Lindt & Spruengli AG	18	212,529
Coca-Cola HBC AG	7,413	202,338
Nestle SA, Registered Shares	2,452	298,786
		997,709
Financials (1.2%):
Julius Baer Group Ltd.	2,431	165,628
Partners Group Holding AG	119	111,467
Swiss Life Holding AG	336	206,882
Swiss Re AG	1,962	201,284
UBS Group AG	6,701	141,317

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	514	$245,958
		1,072,536
Health Care (1.3%):
Alcon, Inc.	2,517	178,036
Lonza Group AG, Registered Shares	219	131,060
Novartis AG, Registered Shares	3,080	282,039
Roche Holding AG	839	239,354
Sonova Holding AG	499	146,531
Straumann Holding AG, Class R	739	110,159
		1,087,179
Industrials (1.1%):
ABB Ltd., Registered Shares	5,638	193,357
Geberit AG, Registered Shares	262	145,852
Kuehne + Nagel International AG, Class R	594	176,570
Schindler Holding AG	666	147,151
SGS SA, Registered Shares	90	197,868
VAT Group AG (c)	331	118,765
		979,563
Information Technology (0.3%):
Logitech International SA, Class R	1,946	112,969
STMicroelectronics NV	2,468	131,018
		243,987
Materials (1.1%):
EMS-Chemie Holding AG	211	173,930
Givaudan SA, Registered Shares	51	165,763
Glencore PLC	20,491	117,421
Holcim AG	3,067	197,492
SIG Group AG	6,033	155,129
Sika AG, Registered Shares	418	116,758
		926,493
		5,873,810
United Kingdom (9.0%):
Communication Services (0.8%):
BT Group PLC	78,350	140,896
Informa PLC	22,499	192,198
Vodafone Group PLC	154,409	170,069
WPP PLC	12,353	146,054
		649,217
Consumer Discretionary (1.0%):
Burberry Group PLC	5,314	169,493
Compass Group PLC	9,759	244,706
Entain PLC	6,958	107,833
InterContinental Hotels Group PLC	2,477	162,288
JD Sports Fashion PLC	43,680	95,762
Next PLC	1,556	126,128
		906,210
Consumer Staples (2.0%):
Associated British Foods PLC	6,680	159,838
British American Tobacco PLC	5,513	193,146
Diageo PLC	5,464	243,557
Haleon PLC (b)	40,068	159,131
Imperial Brands PLC	9,775	224,732
Reckitt Benckiser Group PLC	3,414	259,302
Tesco PLC	64,604	211,716
Unilever PLC	5,769	298,138
		1,749,560

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Shell PLC	5,038	$143,447

Financials (1.6%):
3i Group PLC	7,746	160,983
Barclays PLC	71,768	129,060
HSBC Holdings PLC	21,547	146,088
Legal & General Group PLC	48,929	144,173
Lloyds Banking Group PLC	252,255	148,331
London Stock Exchange Group PLC	2,265	219,804
NatWest Group PLC	39,210	127,481
Prudential PLC	7,551	102,633
Schroders PLC	23,791	134,981
Standard Chartered PLC	13,681	103,641
		1,417,175
Health Care (0.6%):
AstraZeneca PLC	1,518	210,296
GSK PLC	9,980	175,900
Smith & Nephew PLC	12,129	167,849
		554,045
Industrials (1.3%):
Ashtead Group PLC	1,922	117,534
BAE Systems PLC	17,279	209,410
Bunzl PLC	5,899	222,421
RELX PLC	7,652	247,085
Rentokil Initial PLC	28,360	206,936
Spirax-Sarco Engineering PLC	1,036	151,483
		1,154,869
Information Technology (0.4%):
Halma PLC	5,418	148,953
The Sage Group PLC	20,008	191,253
		340,206
Materials (0.6%):
Anglo American PLC	3,020	99,752
Antofagasta PLC	5,745	112,027
Croda International PLC	1,903	152,518
Evraz PLC (b)(d)(e)	34,029	16,998
Rio Tinto PLC	2,172	146,752
		528,047
Utilities (0.5%):
National Grid PLC	17,285	233,766
SSE PLC	8,471	188,379
		422,145
		7,864,921
United States (0.2%):
Utilities (0.2%):
Brookfield Renewable Corp., Class A	5,558	194,384
Total Common Stocks (Cost $77,639,440)		85,790,723

Collateral for Securities Loaned (2.8%)^
United States (2.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (f)	632,372	632,372
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (f)	632,372	632,372
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (f)	632,372	632,372
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (f)	632,372	632,372
Total Collateral for Securities Loaned (Cost $2,529,488)		2,529,488

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Total Investments (Cost $80,168,928) — 101.4%		$88,320,211
Liabilities in excess of other assets — (1.4)%		(1,257,247)
NET ASSETS - 100.00%		$87,062,964

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $2,048,273 and amounted to 2.4% of net assets.
(d)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$213,602

(e)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(f)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini MSCI EAFE Index Futures	7	6/16/23	$702,019	$733,775	$31,756

	Total unrealized appreciation				$31,756
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$31,756

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (5.0%):
Comcast Corp., Class A	95,299	$3,612,785
Omnicom Group, Inc.	47,396	4,471,339
Paramount Global, Class B	96,703	2,157,444
The Interpublic Group of Cos., Inc.	108,897	4,055,324
Verizon Communications, Inc.	122,534	4,765,347
		19,062,239
Consumer Discretionary (4.3%):
Best Buy Co., Inc.	32,556	2,548,158
Darden Restaurants, Inc.	28,216	4,377,995
Garmin Ltd.	36,974	3,731,416
Vail Resorts, Inc.	14,889	3,479,261
VF Corp.	93,113	2,133,219
		16,270,049
Consumer Staples (12.3%):
Altria Group, Inc.	102,423	4,570,114
Conagra Brands, Inc.	143,125	5,375,775
Kellogg Co.	82,442	5,520,316
Kimberly-Clark Corp.	46,982	6,305,924
Philip Morris International, Inc.	52,343	5,090,357
The Clorox Co.	25,273	3,999,200
The Coca-Cola Co.	106,913	6,631,813
The Kraft Heinz Co.	128,391	4,964,880
Tyson Foods, Inc., Class A	78,185	4,637,934
		47,096,313
Energy (8.7%):
Chevron Corp.	21,194	3,458,013
Coterra Energy, Inc.	103,460	2,538,908
Devon Energy Corp.	38,681	1,957,645
EOG Resources, Inc.	22,159	2,540,086
Exxon Mobil Corp.	30,248	3,316,996
Kinder Morgan, Inc.	243,060	4,255,981
ONEOK, Inc.	50,142	3,186,023
Phillips 66	27,283	2,765,951
Pioneer Natural Resources Co.	13,554	2,768,269
The Williams Cos., Inc.	125,455	3,746,086
Valero Energy Corp.	18,350	2,561,660
		33,095,618
Financials (17.6%):
Ally Financial, Inc.	71,742	1,828,704
Ares Management Corp., Class A	33,841	2,823,693
Blackstone, Inc.	24,585	2,159,546
Citigroup, Inc.	68,900	3,230,721
Citizens Financial Group, Inc.	86,464	2,625,912
CME Group, Inc.	27,626	5,290,932
Comerica, Inc.	48,068	2,087,113
Fidelity National Financial, Inc.	88,811	3,102,168
Fifth Third Bancorp	91,480	2,437,027
Franklin Resources, Inc.	99,680	2,685,379
Huntington Bancshares, Inc.	238,144	2,667,213
KeyCorp	174,475	2,184,427
M&T Bank Corp.	22,854	2,732,653
Morgan Stanley	41,025	3,601,995
Northern Trust Corp.	35,065	3,090,278
Principal Financial Group, Inc.	41,303	3,069,639
Regions Financial Corp.	154,487	2,867,279
T Rowe Price Group, Inc.	22,572	2,548,379
The Carlyle Group, Inc.	74,139	2,302,757
The PNC Financial Services Group, Inc.	23,479	2,984,181
Truist Financial Corp.	76,535	2,609,843
U.S. Bancorp	84,409	3,042,944
Unum Group	75,206	2,975,149

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	64,759	$2,552,800
		67,500,732
Health Care (10.1%):
AbbVie, Inc.	32,838	5,233,392
Amgen, Inc.	22,600	5,463,550
Bristol-Myers Squibb Co.	75,781	5,252,381
Gilead Sciences, Inc.	50,409	4,182,435
Johnson & Johnson	44,388	6,880,140
Medtronic PLC	53,422	4,306,882
Pfizer, Inc.	109,113	4,451,810
Viatris, Inc.	283,150	2,723,903
		38,494,493
Industrials (3.5%):
3M Co.	34,376	3,613,261
Stanley Black & Decker, Inc.	28,328	2,282,670
United Parcel Service, Inc., Class B	22,505	4,365,745
Watsco, Inc. (a)	10,015	3,186,373
		13,448,049
Information Technology (8.9%):
Cisco Systems, Inc.	93,872	4,907,159
Corning, Inc.	113,291	3,996,906
Dell Technologies, Inc., Class C	71,071	2,857,765
Hewlett Packard Enterprise Co.	235,560	3,752,471
HP, Inc.	104,269	3,060,295
International Business Machines Corp.	38,823	5,089,307
NetApp, Inc.	56,946	3,636,002
Paychex, Inc.	37,558	4,303,771
Seagate Technology Holdings PLC	39,414	2,606,054
		34,209,730
Materials (4.3%):
Dow, Inc.	62,741	3,439,462
Eastman Chemical Co.	34,725	2,928,706
International Paper Co.	90,876	3,276,989
LyondellBasell Industries NV, Class A	34,604	3,248,970
Packaging Corp. of America	26,444	3,671,220
		16,565,347
Utilities (24.2%):
Alliant Energy Corp.	87,412	4,667,801
American Electric Power Co., Inc.	50,343	4,580,710
CMS Energy Corp.	77,296	4,744,428
Consolidated Edison, Inc.	55,168	5,277,923
Dominion Energy, Inc.	76,449	4,274,264
DTE Energy Co.	42,767	4,684,697
Duke Energy Corp.	52,019	5,018,273
Edison International	57,460	4,056,101
Entergy Corp.	41,006	4,417,986
Evergy, Inc.	74,595	4,559,246
Eversource Energy	57,336	4,487,115
Exelon Corp.	102,362	4,287,944
FirstEnergy Corp.	115,233	4,616,234
NiSource, Inc.	153,267	4,285,345
PPL Corp.	171,244	4,758,871
Public Service Enterprise Group, Inc.	70,766	4,419,337
Sempra Energy	29,933	4,524,672
The Southern Co.	74,777	5,202,984
WEC Energy Group, Inc.	51,897	4,919,317
Xcel Energy, Inc.	70,308	4,741,572
		92,524,820
Total Common Stocks (Cost $376,359,396)		378,267,390

Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	1,045	1,045
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	1,045	1,045

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	1,045	$1,045
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	1,045	1,045
Total Collateral for Securities Loaned (Cost $4,180)		4,180

Total Investments (Cost $376,363,576) — 98.9%		378,271,570
Other assets in excess of liabilities — 1.1%		4,234,714
NET ASSETS - 100.00%		$382,506,284

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	16	6/16/23	$3,159,971	$3,310,200	$150,229

	Total unrealized appreciation				$150,229
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$150,229

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.1%):
Cogent Communications Holdings, Inc.	77,725	$4,952,637
John Wiley & Sons, Inc., Class A	92,914	3,602,276
Warner Music Group Corp., Class A	107,127	3,574,828
		12,129,741
Consumer Discretionary (21.9%):
Bloomin' Brands, Inc.	133,766	3,431,098
Camping World Holdings, Inc., Class A (a)	122,381	2,554,092
Carter's, Inc.	51,793	3,724,953
Cracker Barrel Old Country Store, Inc.	35,328	4,013,261
Dine Brands Global, Inc.	48,449	3,277,090
Foot Locker, Inc.	65,405	2,595,924
Jack in the Box, Inc.	40,199	3,521,030
Kontoor Brands, Inc.	55,645	2,692,662
Laureate Education, Inc.	291,161	3,424,053
La-Z-Boy, Inc.	107,443	3,124,442
LCI Industries	28,755	3,159,312
Levi Strauss & Co., Class A	191,151	3,484,683
MDC Holdings, Inc.	97,970	3,808,094
Monro, Inc.	81,009	4,004,275
Nordstrom, Inc. (a)	112,865	1,836,314
Papa John's International, Inc.	45,266	3,391,781
Patrick Industries, Inc.	47,148	3,244,254
Ralph Lauren Corp.	30,581	3,567,885
Red Rock Resorts, Inc., Class A	86,135	3,839,037
Steven Madden Ltd.	96,839	3,486,204
Strategic Education, Inc.	55,512	4,986,643
The Buckle, Inc.	101,259	3,613,934
The Cheesecake Factory, Inc.	82,175	2,880,234
The Gap, Inc.	219,159	2,200,356
Travel + Leisure Co.	85,042	3,333,646
Upbound Group, Inc.	86,882	2,129,478
		85,324,735
Consumer Staples (8.6%):
Cal-Maine Foods, Inc.	67,193	4,091,382
Fresh Del Monte Produce, Inc.	147,904	4,453,389
J & J Snack Foods Corp.	38,402	5,691,944
Medifast, Inc.	28,013	2,904,108
Nu Skin Enterprises, Inc., Class A	92,936	3,653,314
Spectrum Brands Holdings, Inc.	41,276	2,733,297
Universal Corp.	106,957	5,656,956
Vector Group Ltd.	355,720	4,272,197
		33,456,587
Energy (5.6%):
Archrock, Inc.	328,573	3,210,158
Comstock Resources, Inc.	173,636	1,873,532
CONSOL Energy, Inc.	42,062	2,450,953
Crescent Energy Co., Class A	224,595	2,540,169
CVR Energy, Inc.	80,119	2,626,301
Kinetik Holdings, Inc.	117,299	3,671,459
Northern Oil and Gas, Inc.	75,679	2,296,858
Sitio Royalties Corp., Class A	135,869	3,070,639
		21,740,069
Financials (22.0%):
Artisan Partners Asset Management, Inc., Class A	126,329	4,040,002
Associated Banc-Corp.	225,369	4,052,135
Bank of Hawaii Corp.	75,988	3,957,455
Bread Financial Holdings, Inc.	62,348	1,890,391
Columbia Banking System, Inc.	173,120	3,708,230
First Financial Bancorp	240,904	5,244,480
First Hawaiian, Inc.	196,768	4,059,324
Fulton Financial Corp.	316,899	4,379,544
Hope Bancorp, Inc.	413,672	4,062,259

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Jackson Financial, Inc., Class A	64,781	$2,423,457
Lazard Ltd., Class A	103,403	3,423,673
Moelis & Co., Class A	81,171	3,120,213
Navient Corp.	204,719	3,273,457
Northwest Bancshares, Inc.	467,591	5,625,120
Pacific Premier Bancorp, Inc.	153,754	3,693,171
PacWest Bancorp	126,523	1,231,069
Provident Financial Services, Inc.	230,643	4,423,733
Radian Group, Inc.	243,092	5,372,333
Sandy Spring Bancorp, Inc.	155,288	4,034,382
UWM Holdings Corp. (a)	620,196	3,045,162
Virtu Financial, Inc., Class A	260,799	4,929,101
WesBanco, Inc.	189,811	5,827,198
		85,815,889
Health Care (1.2%):
Patterson Cos., Inc.	178,790	4,786,208

Industrials (12.5%):
Flowserve Corp.	118,049	4,013,666
GATX Corp.	47,607	5,237,722
H&E Equipment Services, Inc.	58,625	2,592,984
HNI Corp.	154,838	4,310,690
Kennametal, Inc.	127,581	3,518,684
Kforce, Inc.	67,142	4,246,060
ManpowerGroup, Inc.	55,071	4,545,010
MillerKnoll, Inc.	118,159	2,416,351
MSC Industrial Direct Co., Inc.	72,787	6,114,108
Ryder System, Inc.	41,348	3,689,895
Trinity Industries, Inc.	134,231	3,269,867
Triton International Ltd.	71,894	4,545,139
		48,500,176
Information Technology (2.8%):
CSG Systems International, Inc.	87,843	4,717,169
InterDigital, Inc.	47,277	3,446,494
TTEC Holdings, Inc.	78,049	2,905,764
		11,069,427
Materials (6.4%):
Avient Corp.	66,342	2,730,637
Greif, Inc., Class A	67,400	4,271,138
Mativ Holdings, Inc.	117,842	2,530,068
NewMarket Corp.	18,311	6,683,149
Sensient Technologies Corp.	65,943	5,048,596
Worthington Industries, Inc.	54,488	3,522,649
		24,786,237
Real Estate (1.2%):
Kennedy-Wilson Holdings, Inc.	269,652	4,473,527

Utilities (14.3%):
ALLETE, Inc.	92,431	5,949,784
Avista Corp.	128,642	5,460,853
Clearway Energy, Inc., Class C	157,692	4,940,490
MGE Energy, Inc.	86,632	6,728,707
New Jersey Resources Corp.	107,206	5,703,359
Northwest Natural Holding Co.	117,672	5,596,480
NorthWestern Corp.	108,677	6,288,051
Otter Tail Corp.	55,873	4,037,942
SJW Group	69,946	5,324,989
Spire, Inc.	79,047	5,544,357
		55,575,012
Total Common Stocks (Cost $382,541,552)		387,657,608

Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (b)	1,113,260	1,113,260

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (b)	1,113,260	$1,113,260
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (b)	1,113,260	1,113,260
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (b)	1,113,260	1,113,260
Total Collateral for Securities Loaned (Cost $4,453,040)		4,453,040

Total Investments (Cost $386,994,592) — 100.7%		392,110,648
Liabilities in excess of other assets — (0.7)%		(2,757,816)
NET ASSETS - 100.00%		$389,352,832

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on March 31, 2023.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	15	6/16/23	$1,321,506	$1,360,125	$38,619

	Total unrealized appreciation				$38,619
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$38,619

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Australia (7.7%):
Energy (1.4%):
Santos Ltd.	28,946	$133,478
Woodside Energy Group Ltd.	4,991	111,206
		244,684
Financials (3.4%):
ANZ Group Holdings Ltd.	11,674	178,894
National Australia Bank Ltd.	10,458	193,738
Westpac Banking Corp.	13,822	200,079
		572,711
Materials (2.9%):
BHP Group Ltd.	4,370	137,934
Fortescue Metals Group Ltd.	6,685	100,476
Rio Tinto Ltd.	1,768	141,952
South32 Ltd.	35,681	104,206
		484,568
		1,301,963
Austria (0.6%):
Energy (0.6%):
OMV AG	2,121	97,198

Canada (14.3%):
Communication Services (2.8%):
BCE, Inc.	5,602	250,977
TELUS Corp. (a)	11,749	233,276
		484,253
Energy (3.9%):
Enbridge, Inc.	5,833	222,434
Pembina Pipeline Corp.	5,259	170,383
Suncor Energy, Inc.	3,291	102,191
TC Energy Corp.	4,145	161,254
		656,262
Financials (4.8%):
Canadian Imperial Bank of Commerce (a)	4,190	177,702
Great-West Lifeco, Inc.	7,634	202,361
Power Corp. (a)	8,661	221,380
The Bank of Nova Scotia	4,248	213,987
		815,430
Utilities (2.8%):
Emera, Inc.	5,142	211,266
Fortis, Inc.	6,215	264,228
		475,494
		2,431,439
Denmark (0.5%):
Industrials (0.5%):
AP Moller - Maersk A/S, Class B	52	94,217

Finland (1.6%):
Financials (0.9%):
Nordea Bank Abp	15,283	162,976

Materials (0.7%):
Stora Enso Oyj, Class R	9,123	118,518
		281,494

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
France (8.7%):
Communication Services (1.5%):
Orange SA	22,013	$261,434

Energy (0.8%):
TotalEnergies SE	2,287	134,814

Financials (4.1%):
Amundi SA (b)	2,044	128,668
AXA SA	5,640	172,257
BNP Paribas SA	2,248	134,587
Credit Agricole SA	13,682	154,273
Societe Generale SA	4,633	104,424
		694,209
Industrials (1.2%):
Bouygues SA	5,967	201,171

Utilities (1.1%):
Engie SA	11,314	178,807
		1,470,435
Germany (5.9%):
Communication Services (1.0%):
Telefonica Deutschland Holding AG	55,547	170,887

Consumer Discretionary (1.7%):
Bayerische Motoren Werke AG	1,566	171,413
Mercedes-Benz Group AG	1,590	122,039
		293,452
Industrials (0.9%):
Deutsche Post AG, Registered Shares	3,287	153,591

Materials (0.8%):
Evonik Industries AG	6,022	126,426

Real Estate (0.4%):
Vonovia SE	3,744	70,400

Utilities (1.1%):
E.ON SE	14,638	182,544
		997,300
Hong Kong (5.1%):
Real Estate (2.9%):
Sino Land Co. Ltd.	120,000	162,350
Sun Hung Kai Properties Ltd.	14,000	196,186
Swire Pacific Ltd., Class A	17,500	134,432
		492,968
Utilities (2.2%):
CLP Holdings Ltd.	27,500	198,638
Hong Kong & China Gas Co. Ltd.	199,000	175,178
		373,816
		866,784
Israel (0.7%):
Materials (0.7%):
ICL Group Ltd.	16,805	112,841

Italy (7.6%):
Energy (0.8%):
Eni SpA	9,981	139,687

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Financials (3.6%):
Assicurazioni Generali SpA	9,070	$180,776
Intesa Sanpaolo SpA	49,642	127,446
Mediobanca Banca di Credito Finanziario SpA	14,993	150,683
Poste Italiane SpA (b)	14,144	144,359
		603,264
Utilities (3.2%):
Enel SpA	28,067	171,262
Snam SpA	36,996	196,139
Terna - Rete Elettrica Nazionale	22,426	183,996
		551,397
		1,294,348
Japan (13.3%):
Communication Services (2.2%):
SoftBank Corp.	32,400	373,152

Consumer Discretionary (1.5%):
Sekisui House Ltd.	12,100	245,901

Consumer Staples (1.3%):
Japan Tobacco, Inc.	10,500	221,294

Energy (0.7%):
Inpex Corp.	10,800	113,646

Health Care (1.5%):
Takeda Pharmaceutical Co. Ltd.	8,000	262,127

Industrials (2.6%):
Marubeni Corp.	11,300	152,826
Nippon Yusen KK (a)	4,400	102,377
Sumitomo Corp.	10,500	185,150
		440,353
Information Technology (1.2%):
Canon, Inc.	9,300	207,036

Materials (1.0%):
Nippon Steel Corp.	6,900	162,157

Real Estate (1.3%):
Daiwa House Industry Co. Ltd.	9,700	227,522
		2,253,188
Netherlands (4.6%):
Communication Services (1.6%):
Koninklijke KPN NV	75,775	267,546

Financials (1.5%):
ABN AMRO Bank NV (b)	7,190	113,990
NN Group NV	4,156	150,796
		264,786
Health Care (0.7%):
Koninklijke Philips NV	6,146	112,207

Industrials (0.8%):
Randstad NV (a)	2,377	140,738
		785,277
Norway (3.1%):
Communication Services (1.1%):
Telenor ASA	15,748	184,644

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.6%):
Aker BP ASA	3,924	$96,104

Materials (1.4%):
Norsk Hydro ASA	14,647	108,892
Yara International ASA	3,063	132,853
		241,745
		522,493
Portugal (1.8%):
Consumer Staples (1.1%):
Jeronimo Martins SGPS SA	8,070	189,199

Energy (0.7%):
Galp Energia SGPS SA	9,995	113,371
		302,570
Singapore (2.8%):
Communication Services (1.4%):
Singapore Telecommunications Ltd.	131,900	243,874

Consumer Staples (1.4%):
Wilmar International Ltd.	74,400	235,418
		479,292
South Korea (4.4%):
Consumer Discretionary (0.9%):
Kia Corp.	2,525	157,121

Consumer Staples (1.4%):
KT&G Corp.	3,712	239,254

Financials (2.1%):
Hana Financial Group, Inc.	3,399	106,276
KB Financial Group, Inc.	3,267	119,592
Shinhan Financial Group Co. Ltd.	4,739	128,696
		354,564
		750,939
Spain (2.3%):
Communication Services (1.2%):
Telefonica SA	46,145	198,807

Utilities (1.1%):
Endesa SA	8,632	187,211
		386,018
Sweden (2.3%):
Consumer Discretionary (0.7%):
H & M Hennes & Mauritz AB, Class B (a)	8,956	127,600

Financials (0.8%):
Swedbank AB, Class A (a)	8,133	133,378

Information Technology (0.8%):
Telefonaktiebolaget LM Ericsson, Class B	22,396	130,812
		391,790
Switzerland (2.7%):
Financials (1.1%):
Swiss Re AG	1,852	189,999

Industrials (1.0%):
Kuehne + Nagel International AG, Class R (a)	560	166,463

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Materials (0.6%):
Glencore PLC	19,343	$110,842
		467,304
United Kingdom (7.0%):
Communication Services (1.0%):
Vodafone Group PLC	145,761	160,545

Consumer Staples (2.3%):
British American Tobacco PLC	5,204	182,320
Imperial Brands PLC	9,228	212,156
		394,476
Health Care (1.0%):
GSK PLC	9,421	166,047

Materials (1.4%):
Anglo American PLC	2,852	94,202
Evraz PLC (c)(d)(e)	23,292	11,635
Rio Tinto PLC	2,051	138,577
		244,414
Utilities (1.3%):
National Grid PLC	16,318	220,688
		1,186,170
United States (1.1%):
Utilities (1.1%):
Brookfield Renewable Corp., Class A	5,248	183,542

Total Common Stocks (Cost $16,664,517)		16,656,602

Collateral for Securities Loaned (5.9%)^
United States (5.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (f)	249,819	249,819
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (f)	249,819	249,819
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (f)	249,819	249,819
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (f)	249,819	249,819
Total Collateral for Securities Loaned (Cost $999,276)		999,276

Total Investments (Cost $17,663,793) — 104.0%		17,655,878
Liabilities in excess of other assets — (4.0)%		(673,467)
NET ASSETS - 100.00%		$16,982,411

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $387,017 and amounted to 2.3% of net assets.
(c)	Non-income producing security.
(d)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$141,369

(e)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(f)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2023
(Unaudited)

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini MSCI EAFE Index Futures	1	6/16/23	$101,309	$104,825	$3,516

	Total unrealized appreciation				$3,516
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$3,516

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Aerospace & Defense (2.6%):
Lockheed Martin Corp.	7,615	$3,599,839
Northrop Grumman Corp.	5,369	2,478,975
		6,078,814
Building Products (1.2%):
Carlisle Cos., Inc.	12,320	2,785,182

Commercial Services & Supplies (0.7%):
Cintas Corp.	3,339	1,544,889

Communication Services (0.5%):
AT&T, Inc.	64,638	1,244,282

Consumer Discretionary (6.9%):
Genuine Parts Co.	15,769	2,638,311
Leggett & Platt, Inc.	91,946	2,931,239
Lithia Motors, Inc.	10,998	2,517,772
Lowe's Cos., Inc.	6,954	1,390,591
NIKE, Inc., Class B	33,783	4,143,147
Target Corp.	14,123	2,339,193
		15,960,253
Consumer Staples (18.9%):
Altria Group, Inc.	26,379	1,177,031
Archer-Daniels-Midland Co.	32,001	2,549,200
Brown-Forman Corp., Class B	56,529	3,633,119
Colgate-Palmolive Co.	64,919	4,878,663
Costco Wholesale Corp.	8,035	3,992,350
Hormel Foods Corp.	63,792	2,544,025
Kimberly-Clark Corp.	24,795	3,327,985
McCormick & Co., Inc.	27,004	2,247,003
PepsiCo, Inc.	15,245	2,779,163
Sysco Corp.	24,771	1,913,064
The Clorox Co.	26,400	4,177,536
The Coca-Cola Co.	39,298	2,437,655
The Procter & Gamble Co.	17,909	2,662,889
Walgreens Boots Alliance, Inc.	46,685	1,614,367
Walmart, Inc.	24,755	3,650,125
		43,584,175
Electrical Equipment (1.5%):
Emerson Electric Co.	39,155	3,411,967

Energy (0.9%):
ONEOK, Inc.	32,849	2,087,225

Financials (9.2%):
Aflac, Inc.	39,103	2,522,925
Aon PLC, Class A	23,604	7,442,105
Axis Capital Holdings Ltd.	25,953	1,414,958
Cincinnati Financial Corp.	8,962	1,004,461
Commerce Bancshares, Inc.	40,637	2,371,169
Franklin Resources, Inc.	89,900	2,421,906
Old Republic International Corp.	38,548	962,543
S&P Global, Inc.	3,513	1,211,177
T Rowe Price Group, Inc.	16,703	1,885,769
		21,237,013
Health Care (11.5%):
Abbott Laboratories	28,526	2,888,543
Becton Dickinson and Co.	8,567	2,120,675
Elevance Health, Inc.	12,924	5,942,584
Johnson & Johnson	12,081	1,872,555
Medtronic PLC	49,295	3,974,163
Merck & Co., Inc.	41,133	4,376,140
Quest Diagnostics, Inc.	28,675	4,056,939

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	3,890	$1,347,768
		26,579,367
Industrial Conglomerates (4.6%):
3M Co.	66,634	7,003,900
Honeywell International, Inc.	18,743	3,582,162
		10,586,062
Information Technology (14.4%):
Apple, Inc.	48,466	7,992,044
Automatic Data Processing, Inc.	10,972	2,442,696
Cisco Systems, Inc.	134,979	7,056,027
Jack Henry & Associates, Inc.	15,773	2,377,307
Mastercard, Inc., Class A	14,213	5,165,146
Microchip Technology, Inc.	29,202	2,446,544
QUALCOMM, Inc.	17,552	2,239,284
Texas Instruments, Inc.	19,702	3,664,769
		33,383,817
Machinery (13.3%):
Caterpillar, Inc.	11,403	2,609,462
Donaldson Co., Inc.	74,183	4,847,117
Dover Corp.	25,623	3,893,159
Illinois Tool Works, Inc.	20,354	4,955,181
ITT, Inc.	11,769	1,015,665
Lincoln Electric Holdings, Inc.	50,596	8,555,784
Nordson Corp.	11,880	2,640,449
Stanley Black & Decker, Inc.	28,501	2,296,610
		30,813,427
Materials (5.5%):
Air Products and Chemicals, Inc.	7,936	2,279,298
Nucor Corp.	4,719	728,944
PPG Industries, Inc.	23,708	3,166,915
RPM International, Inc.	38,465	3,355,687
Sonoco Products Co.	25,801	1,573,861
The Sherwin-Williams Co.	7,320	1,645,316
		12,750,021
Professional Services (2.0%):
Robert Half International, Inc.	56,451	4,548,257

Trading Companies & Distributors (2.4%):
WW Grainger, Inc.	7,948	5,474,662

Utilities (3.4%):
Consolidated Edison, Inc.	64,744	6,194,059
National Fuel Gas Co.	8,960	517,350
UGI Corp.	30,396	1,056,565
		7,767,974
Total Common Stocks (Cost $224,864,731)		229,837,387

Total Investments (Cost $224,864,731) — 99.5%		229,837,387
Other assets in excess of liabilities — 0.5%		1,114,236
NET ASSETS - 100.00%		$230,951,623

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini S&P 500 Futures	4	6/16/23	$785,751	$827,550	$41,799

	Total unrealized appreciation				$41,799
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$41,799

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (9.8%):
Charter Communications, Inc., Class A (a)	9,920	$3,547,491
Comcast Corp., Class A	74,333	2,817,964
Electronic Arts, Inc.	24,172	2,911,517
Fox Corp., Class A	45,382	1,545,257
Lumen Technologies, Inc.	37,713	99,940
Nexstar Media Group, Inc.	6,322	1,091,557
		12,013,726
Consumer Discretionary (1.8%):
Gentex Corp.	18,414	516,145
Lowe's Cos., Inc.	6,955	1,390,791
Thor Industries, Inc.	4,125	328,515
		2,235,451
Consumer Staples (14.0%):
General Mills, Inc.	21,745	1,858,327
Kellogg Co.	37,055	2,481,203
The Hershey Co.	15,166	3,858,382
The J.M. Smucker Co.	9,617	1,513,427
The Kroger Co.	6,951	343,171
The Procter & Gamble Co.	15,175	2,256,371
Tyson Foods, Inc., Class A	5,369	318,489
Walmart, Inc.	29,893	4,407,723
		17,037,093
Energy (9.4%):
Chevron Corp.	28,491	4,648,592
ConocoPhillips	3,239	321,341
Devon Energy Corp.	4,512	228,352
EOG Resources, Inc.	2,427	278,207
Exxon Mobil Corp.	4,083	447,742
Hess Corp.	2,488	329,262
Kinder Morgan, Inc.	134,101	2,348,109
ONEOK, Inc.	7,339	466,320
Phillips 66	3,363	340,941
Pioneer Natural Resources Co.	10,031	2,048,731
		11,457,597
Financials (7.0%):
Arch Capital Group Ltd. (a)	52,815	3,584,554
Essent Group Ltd.	7,920	317,196
First American Financial Corp.	6,209	345,593
Old Republic International Corp.	43,648	1,089,891
The Hartford Financial Services Group, Inc.	45,693	3,184,345
		8,521,579
Health Care (17.9%):
Abbott Laboratories	2,803	283,832
AbbVie, Inc.	29,608	4,718,627
AmerisourceBergen Corp.	2,005	321,021
Amgen, Inc.	4,038	976,186
Bristol-Myers Squibb Co.	52,441	3,634,686
Hologic, Inc. (a)	4,205	339,343
Johnson & Johnson	28,701	4,448,655
Merck & Co., Inc.	33,606	3,575,342
Pfizer, Inc.	79,697	3,251,638
UnitedHealth Group, Inc.	536	253,308
		21,802,638
Industrials (15.6%):
A O Smith Corp.	5,585	386,203
Builders FirstSource, Inc. (a)	4,689	416,289
CACI International, Inc., Class A (a)	3,190	945,133
CSX Corp.	13,576	406,466
Cummins, Inc.	11,640	2,780,563
Illinois Tool Works, Inc.	5,149	1,253,524
Lockheed Martin Corp.	9,197	4,347,698
Republic Services, Inc.	20,552	2,779,041

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	8,614	$925,660
Textron, Inc.	4,742	334,928
United Parcel Service, Inc., Class B	5,090	987,409
Waste Management, Inc.	21,561	3,518,108
		19,081,022
Information Technology (22.7%):
Cognizant Technology Solutions Corp., Class A	58,190	3,545,517
HP, Inc.	72,993	2,142,345
Jack Henry & Associates, Inc.	10,676	1,609,087
Microsoft Corp.	39,038	11,254,655
NetApp, Inc.	29,264	1,868,506
Skyworks Solutions, Inc.	19,561	2,307,807
Texas Instruments, Inc.	23,842	4,434,850
The Western Union Co.	20,460	228,129
Visa, Inc., Class A	1,554	350,365
		27,741,261
Materials (0.6%):
Avery Dennison Corp.	1,835	328,337
Packaging Corp. of America	2,962	411,214
		739,551
Real Estate (0.6%):
CBRE Group, Inc., Class A (a)	4,091	297,866
Weyerhaeuser Co.	12,303	370,689
		668,555
Total Common Stocks (Cost $115,172,173)		121,298,473

Total Investments (Cost $115,172,173) — 99.4%		121,298,473
Other assets in excess of liabilities — 0.6%		713,151
NET ASSETS - 100.00%		$122,011,624

(a)     Non-income producing security.

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini S&P 500 Futures	3	6/16/23	$586,865	$620,663	$33,798

	Total unrealized appreciation				$33,798
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$33,798

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.5%):
Alphabet, Inc., Class A (a)	13,186	$1,367,784
Charter Communications, Inc., Class A (a)	3,038	1,086,419
Comcast Corp., Class A	40,863	1,549,116
Electronic Arts, Inc.	17,637	2,124,377
Fox Corp., Class A	43,845	1,492,922
Liberty Broadband Corp., Class C (a)	12,980	1,060,466
Live Nation Entertainment, Inc. (a)	16,937	1,185,590
Match Group, Inc. (a)	19,190	736,704
Meta Platforms, Inc., Class A (a)	4,349	921,727
Netflix, Inc. (a)	2,771	957,325
News Corp., Class A	82,733	1,428,799
Omnicom Group, Inc.	20,321	1,917,083
Paramount Global, Class B	41,463	925,040
The Interpublic Group of Cos., Inc.	46,694	1,738,885
The Trade Desk, Inc., Class A (a)	9,795	596,613
The Walt Disney Co. (a)	12,861	1,287,772
T-Mobile U.S., Inc. (a)	13,808	1,999,951
Verizon Communications, Inc.	52,542	2,043,358
Warner Music Group Corp., Class A	34,614	1,155,069
ZoomInfo Technologies, Inc. (a)	28,284	698,898
		26,273,898
Consumer Discretionary (9.6%):
Airbnb, Inc., Class A (a)	6,798	845,671
Aptiv PLC (a)	8,523	956,195
Aramark	41,775	1,495,545
AutoZone, Inc. (a)	845	2,077,137
Bath & Body Works, Inc.	19,249	704,128
Best Buy Co., Inc.	13,961	1,092,727
Booking Holdings, Inc. (a)	512	1,358,034
BorgWarner, Inc.	27,352	1,343,257
Burlington Stores, Inc. (a)	4,080	824,568
CarMax, Inc. (a)	12,709	816,935
Chipotle Mexican Grill, Inc. (a)	870	1,486,212
Churchill Downs, Inc.	5,824	1,497,059
D.R. Horton, Inc.	13,169	1,286,480
Darden Restaurants, Inc.	12,098	1,877,126
Deckers Outdoor Corp. (a)	2,886	1,297,401
Dick's Sporting Goods, Inc.	8,287	1,175,842
Dollar General Corp.	9,406	1,979,587
Dollar Tree, Inc. (a)	10,158	1,458,181
Domino's Pizza, Inc.	4,694	1,548,410
Expedia Group, Inc. (a)	8,869	860,559
Five Below, Inc. (a)	4,869	1,002,868
Floor & Decor Holdings, Inc., Class A (a)	8,662	850,782
Garmin Ltd.	15,855	1,600,087
General Motors Co.	28,872	1,059,025
Genuine Parts Co.	12,204	2,041,851
Hilton Worldwide Holdings, Inc.	10,502	1,479,417
Hyatt Hotels Corp., Class A (a)	11,784	1,317,333
Lennar Corp., Class A	12,875	1,353,291
LKQ Corp.	30,559	1,734,529
Lowe's Cos., Inc.	7,120	1,423,786
Marriott International, Inc., Class A	8,826	1,465,469
McDonald's Corp.	9,992	2,793,863
MGM Resorts International	24,472	1,087,046
NIKE, Inc., Class B	9,796	1,201,381
NVR, Inc. (a)	270	1,504,491
O'Reilly Automotive, Inc. (a)	2,618	2,222,630
Penske Automotive Group, Inc.	8,249	1,169,791
Pool Corp.	2,999	1,026,978
PulteGroup, Inc.	21,344	1,243,928
Ross Stores, Inc.	12,668	1,344,455

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Service Corp. International	24,735	$1,701,273
Starbucks Corp.	15,421	1,605,789
Tapestry, Inc.	27,085	1,167,634
Target Corp.	7,480	1,238,912
Tesla, Inc. (a)	3,536	733,579
The Home Depot, Inc.	5,446	1,607,223
The TJX Cos., Inc.	23,982	1,879,230
Tractor Supply Co.	6,783	1,594,276
Ulta Beauty, Inc. (a)	3,446	1,880,379
Vail Resorts, Inc.	6,385	1,492,047
VF Corp.	39,927	914,728
Yum! Brands, Inc.	18,189	2,402,403
		73,121,528
Consumer Staples (10.0%):
Altria Group, Inc.	43,917	1,959,577
Archer-Daniels-Midland Co.	20,117	1,602,520
BJ's Wholesale Club Holdings, Inc. (a)	23,048	1,753,261
Brown-Forman Corp., Class B	32,297	2,075,728
Bunge Ltd.	15,196	1,451,522
Campbell Soup Co.	43,560	2,394,929
Church & Dwight Co., Inc.	23,618	2,088,067
Colgate-Palmolive Co.	33,408	2,510,611
Conagra Brands, Inc.	61,368	2,304,982
Constellation Brands, Inc., Class A	8,526	1,925,938
Costco Wholesale Corp.	3,618	1,797,676
Coty, Inc., Class A (a)	87,497	1,055,214
Darling Ingredients, Inc. (a)	16,940	989,296
General Mills, Inc.	27,011	2,308,360
Hormel Foods Corp.	59,477	2,371,943
Kellogg Co.	35,352	2,367,170
Keurig Dr Pepper, Inc.	72,049	2,541,889
Kimberly-Clark Corp.	20,145	2,703,862
Lamb Weston Holdings, Inc.	19,372	2,024,762
McCormick & Co., Inc.	26,711	2,222,622
Mondelez International, Inc., Class A	38,770	2,703,044
Monster Beverage Corp. (a)	38,382	2,073,012
PepsiCo, Inc.	15,848	2,889,090
Performance Food Group Co. (a)	26,083	1,573,848
Philip Morris International, Inc.	22,445	2,182,776
Sysco Corp.	26,009	2,008,675
The Clorox Co.	10,835	1,714,531
The Coca-Cola Co.	45,841	2,843,517
The Estee Lauder Cos., Inc.	5,100	1,256,946
The Hershey Co.	10,113	2,572,848
The J.M. Smucker Co.	18,345	2,886,953
The Kraft Heinz Co.	55,051	2,128,822
The Kroger Co.	39,999	1,974,751
The Procter & Gamble Co.	17,229	2,561,780
Tyson Foods, Inc., Class A	33,525	1,988,703
Walmart, Inc.	14,248	2,100,868
		75,910,093
Energy (4.0%):
APA Corp.	22,072	795,916
Cheniere Energy, Inc.	7,577	1,194,135
Chesapeake Energy Corp.	12,335	937,953
Chevron Corp.	9,090	1,483,124
ConocoPhillips	10,836	1,075,040
Coterra Energy, Inc.	44,360	1,088,594
Devon Energy Corp.	16,587	839,468
Diamondback Energy, Inc.	7,391	999,041
EOG Resources, Inc.	9,501	1,089,100
EQT Corp.	25,161	802,888
Exxon Mobil Corp.	12,972	1,422,510
Halliburton Co.	26,285	831,657

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Hess Corp.	7,734	$1,023,518
HF Sinclair Corp.	21,906	1,059,812
Kinder Morgan, Inc.	104,220	1,824,892
Marathon Oil Corp.	38,205	915,392
Marathon Petroleum Corp.	10,003	1,348,704
Occidental Petroleum Corp.	18,418	1,149,836
ONEOK, Inc.	21,503	1,366,301
Ovintiv, Inc.	18,848	680,036
Phillips 66	11,700	1,186,146
Pioneer Natural Resources Co.	5,811	1,186,839
Schlumberger NV	19,323	948,759
Targa Resources Corp.	15,681	1,143,929
Texas Pacific Land Corp.	538	915,149
The Williams Cos., Inc.	53,796	1,606,349
Valero Energy Corp.	7,870	1,098,652
		30,013,740
Financials (14.1%):
Aflac, Inc.	30,412	1,962,182
Ally Financial, Inc.	30,760	784,072
American Express Co.	8,346	1,376,673
American Financial Group, Inc.	13,459	1,635,269
American International Group, Inc.	27,469	1,383,339
Ameriprise Financial, Inc.	4,369	1,339,098
Aon PLC, Class A	6,811	2,147,440
Arch Capital Group Ltd. (a)	24,142	1,638,518
Ares Management Corp., Class A	14,510	1,210,714
Arthur J. Gallagher & Co.	10,781	2,062,513
Bank of America Corp.	48,398	1,384,183
BlackRock, Inc.	1,901	1,271,997
Blackstone, Inc.	10,544	926,185
Brown & Brown, Inc.	28,100	1,613,502
Capital One Financial Corp.	10,135	974,582
Cboe Global Markets, Inc.	16,237	2,179,655
Chubb Ltd.	9,751	1,893,449
Citigroup, Inc.	29,541	1,385,177
Citizens Financial Group, Inc.	37,072	1,125,877
CME Group, Inc.	11,844	2,268,363
Comerica, Inc.	20,610	894,886
Discover Financial Services	11,630	1,149,509
East West Bancorp, Inc.	16,693	926,462
Equitable Holdings, Inc.	45,613	1,158,114
Erie Indemnity Co., Class A	7,244	1,678,145
Everest Re Group Ltd.	4,142	1,482,919
FactSet Research Systems, Inc.	4,020	1,668,662
Fidelity National Financial, Inc.	38,079	1,330,099
Fifth Third Bancorp	39,227	1,045,007
First Citizens BancShares, Inc., Class A	2,286	2,224,507
First Republic Bank (b)	9,321	130,401
Franklin Resources, Inc.	42,742	1,151,469
Globe Life, Inc.	16,749	1,842,725
Huntington Bancshares, Inc.	102,113	1,143,666
Interactive Brokers Group, Inc.	17,909	1,478,567
Intercontinental Exchange, Inc.	18,257	1,904,023
JPMorgan Chase & Co.	12,589	1,640,473
KeyCorp.	74,812	936,646
Loews Corp.	34,342	1,992,523
LPL Financial Holdings, Inc.	5,413	1,095,591
M&T Bank Corp.	9,801	1,171,906
MarketAxess Holdings, Inc.	3,754	1,468,903
Marsh & McLennan Cos., Inc.	12,355	2,057,725
MetLife, Inc.	28,200	1,633,908
Moody's Corp.	4,767	1,458,797
Morgan Stanley	17,593	1,544,665
Morningstar, Inc.	6,476	1,314,822

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MSCI, Inc.	2,451	$1,371,800
Nasdaq, Inc.	30,928	1,690,834
Northern Trust Corp.	15,034	1,324,946
Principal Financial Group, Inc.	17,709	1,316,133
Raymond James Financial, Inc.	14,962	1,395,506
Regions Financial Corp.	66,239	1,229,396
Reinsurance Group of America, Inc.	11,651	1,546,787
Rocket Cos., Inc., Class A (a)(b)	103,790	940,337
Ryan Specialty Holdings, Inc. (a)	27,444	1,104,347
S&P Global, Inc.	4,808	1,657,654
State Street Corp.	14,826	1,122,180
Synchrony Financial	31,128	905,202
T Rowe Price Group, Inc.	9,677	1,092,533
The Bank of New York Mellon Corp.	34,349	1,560,819
The Carlyle Group, Inc.	31,790	987,397
The Charles Schwab Corp.	20,095	1,052,576
The Goldman Sachs Group, Inc.	4,811	1,573,726
The Hartford Financial Services Group, Inc.	25,666	1,788,664
The PNC Financial Services Group, Inc.	10,069	1,279,770
The Progressive Corp.	13,341	1,908,563
The Travelers Cos., Inc.	11,260	1,930,077
Tradeweb Markets, Inc., Class A	23,464	1,854,125
Truist Financial Corp.	32,818	1,119,094
U.S. Bancorp	36,193	1,304,758
Unum Group	32,247	1,275,691
W.R. Berkley Corp.	28,811	1,793,773
Webster Financial Corp.	27,769	1,094,654
Wells Fargo & Co.	34,877	1,303,702
		106,612,952
Health Care (13.5%):
Abbott Laboratories	19,104	1,934,471
AbbVie, Inc.	14,080	2,243,930
Agilent Technologies, Inc.	10,356	1,432,649
Align Technology, Inc. (a)	2,401	802,270
AmerisourceBergen Corp.	13,805	2,210,319
Amgen, Inc.	9,690	2,342,557
Avantor, Inc. (a)	49,556	1,047,614
Becton Dickinson and Co.	8,738	2,163,005
Biogen, Inc. (a)	3,211	892,754
BioMarin Pharmaceutical, Inc. (a)	15,206	1,478,631
Bio-Techne Corp.	17,823	1,322,288
Boston Scientific Corp. (a)	45,139	2,258,304
Bristol-Myers Squibb Co.	32,492	2,252,021
Bruker Corp.	19,584	1,544,003
Catalent, Inc. (a)	11,400	749,094
Centene Corp. (a)	22,539	1,424,690
Charles River Laboratories International, Inc. (a)	4,918	992,551
CVS Health Corp.	23,191	1,723,323
Danaher Corp.	5,852	1,474,938
Dexcom, Inc. (a)	8,788	1,020,990
Edwards Lifesciences Corp. (a)	15,541	1,285,707
Elevance Health, Inc.	3,745	1,721,988
Eli Lilly & Co.	5,852	2,009,694
GE HealthCare Technologies, Inc. (a)	14,682	1,204,364
Gilead Sciences, Inc.	21,614	1,793,314
HCA Healthcare, Inc.	5,545	1,462,106
Henry Schein, Inc. (a)	23,721	1,934,210
Hologic, Inc. (a)	22,602	1,823,981
Humana, Inc.	3,721	1,806,397
IDEXX Laboratories, Inc. (a)	2,509	1,254,701
Incyte Corp. (a)	25,033	1,809,135
Insulet Corp. (a)	3,784	1,206,945
Intuitive Surgical, Inc. (a)	5,555	1,419,136
IQVIA Holdings, Inc. (a)	6,522	1,297,161

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Johnson & Johnson	19,034	$2,950,270
Laboratory Corp. of America Holdings	7,078	1,623,835
Masimo Corp. (a)	6,630	1,223,500
McKesson Corp.	6,166	2,195,404
Medtronic PLC	22,907	1,846,762
Merck & Co., Inc.	21,732	2,312,067
Mettler-Toledo International, Inc. (a)	991	1,516,438
Moderna, Inc. (a)	5,526	848,683
Molina Healthcare, Inc. (a)	6,441	1,722,903
Neurocrine Biosciences, Inc. (a)	14,275	1,444,915
PerkinElmer, Inc.	10,698	1,425,615
Pfizer, Inc.	46,784	1,908,787
Quest Diagnostics, Inc.	14,768	2,089,377
Regeneron Pharmaceuticals, Inc. (a)	1,763	1,448,604
Repligen Corp. (a)	4,427	745,330
ResMed, Inc.	8,118	1,777,761
Stryker Corp.	5,862	1,673,425
Teleflex, Inc.	5,705	1,445,134
The Cigna Group	6,901	1,763,413
The Cooper Cos., Inc.	4,423	1,651,371
Thermo Fisher Scientific, Inc.	2,944	1,696,833
United Therapeutics Corp. (a)	7,149	1,601,090
UnitedHealth Group, Inc.	4,142	1,957,468
Veeva Systems, Inc., Class A (a)	7,065	1,298,476
Vertex Pharmaceuticals, Inc. (a)	5,333	1,680,268
Viatris, Inc.	121,409	1,167,955
Waters Corp. (a)	4,739	1,467,337
West Pharmaceutical Services, Inc.	3,281	1,136,768
Zimmer Biomet Holdings, Inc.	14,780	1,909,576
Zoetis, Inc.	8,820	1,468,001
		102,336,607
Industrials (17.4%):
3M Co.	14,739	1,549,216
A O Smith Corp.	20,188	1,396,000
AECOM	21,038	1,773,924
AGCO Corp.	9,282	1,254,926
Allegion PLC	13,119	1,400,191
American Airlines Group, Inc. (a)	61,229	903,128
AMETEK, Inc.	13,846	2,012,239
Avis Budget Group, Inc. (a)	3,486	679,073
Axon Enterprise, Inc. (a)	5,320	1,196,202
Booz Allen Hamilton Holding Corp.	20,400	1,890,876
Builders FirstSource, Inc. (a)	11,997	1,065,094
C.H. Robinson Worldwide, Inc.	15,487	1,538,943
Carlisle Cos., Inc.	5,458	1,233,890
Carrier Global Corp.	32,320	1,478,640
Caterpillar, Inc.	6,132	1,403,247
Cintas Corp.	4,307	1,992,763
Copart, Inc. (a)	23,815	1,791,126
CoStar Group, Inc. (a)	18,683	1,286,325
CSX Corp.	59,125	1,770,202
Cummins, Inc.	7,422	1,772,967
Deere & Co.	3,802	1,569,770
Delta Air Lines, Inc. (a)	32,156	1,122,887
Dover Corp.	11,111	1,688,205
Eaton Corp. PLC	10,346	1,772,684
Emerson Electric Co.	20,168	1,757,439
Equifax, Inc.	5,987	1,214,403
Expeditors International of Washington, Inc.	14,802	1,629,996
Fastenal Co.	31,298	1,688,214
FedEx Corp.	5,304	1,211,911
Fortive Corp.	25,999	1,772,352
General Dynamics Corp.	9,362	2,136,502
Graco, Inc.	26,448	1,930,968

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
HEICO Corp.	10,534	$1,801,735
Honeywell International, Inc.	10,589	2,023,770
Howmet Aerospace, Inc.	38,295	1,622,559
Hubbell, Inc.	6,322	1,538,206
IDEX Corp.	8,373	1,934,414
Illinois Tool Works, Inc.	7,648	1,861,906
Ingersoll Rand, Inc.	24,978	1,453,220
J.B.Hunt Transport Services, Inc.	8,326	1,460,880
Jacobs Solutions, Inc.	14,364	1,687,914
Johnson Controls International PLC	24,756	1,490,806
Knight-Swift Transportation Holdings, Inc.	26,589	1,504,406
L3Harris Technologies, Inc.	7,981	1,566,191
Leidos Holdings, Inc.	20,909	1,924,883
Lennox International, Inc.	5,109	1,283,790
Lincoln Electric Holdings, Inc.	11,188	1,891,891
Lockheed Martin Corp.	4,212	1,991,139
Masco Corp.	24,127	1,199,594
Nordson Corp.	7,030	1,562,488
Norfolk Southern Corp.	7,823	1,658,476
Northrop Grumman Corp.	3,480	1,606,786
Old Dominion Freight Line, Inc.	3,539	1,206,233
Otis Worldwide Corp.	23,257	1,962,891
Owens Corning	12,669	1,213,690
PACCAR, Inc.	24,919	1,824,071
Parker-Hannifin Corp.	4,414	1,483,590
Quanta Services, Inc.	8,361	1,393,277
Raytheon Technologies Corp.	19,176	1,877,906
Regal Rexnord Corp.	7,544	1,061,667
Republic Services, Inc.	17,761	2,401,642
Robert Half International, Inc.	16,869	1,359,135
Rockwell Automation, Inc.	4,777	1,401,811
Rollins, Inc.	47,706	1,790,406
Snap-on, Inc.	7,813	1,928,952
Southwest Airlines Co.	41,172	1,339,737
Stanley Black & Decker, Inc.	12,146	978,725
Textron, Inc.	21,741	1,535,567
The Toro Co.	17,455	1,940,298
Trane Technologies PLC	8,745	1,608,905
TransDigm Group, Inc.	1,995	1,470,415
TransUnion	16,258	1,010,272
U-Haul Holding Co.	22,409	1,336,697
Union Pacific Corp.	8,126	1,635,439
United Airlines Holdings, Inc. (a)	19,913	881,150
United Parcel Service, Inc., Class B	9,649	1,871,809
United Rentals, Inc.	2,577	1,019,873
Verisk Analytics, Inc.	10,529	2,020,094
Waste Management, Inc.	15,771	2,573,354
Watsco, Inc.	4,293	1,365,861
Westinghouse Air Brake Technologies Corp.	16,377	1,655,060
WillScot Mobile Mini Holdings Corp. (a)	28,488	1,335,517
WW Grainger, Inc.	2,229	1,535,357
Xylem, Inc.	14,459	1,513,857
		131,482,615
Information Technology (15.5%):
Accenture PLC, Class A	5,781	1,652,268
Adobe, Inc. (a)	3,436	1,324,131
Advanced Micro Devices, Inc. (a)	10,767	1,055,274
Akamai Technologies, Inc. (a)	21,352	1,671,862
Amphenol Corp., Class A	22,198	1,814,021
Analog Devices, Inc.	7,526	1,484,278
ANSYS, Inc. (a)	3,992	1,328,538
Apple, Inc.	9,550	1,574,795
Applied Materials, Inc.	8,534	1,048,231
Arista Networks, Inc. (a)	8,735	1,466,257

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Autodesk, Inc. (a)	5,171	$1,076,395
Automatic Data Processing, Inc.	8,121	1,807,978
Bentley Systems, Inc., Class B	28,184	1,211,630
Broadcom, Inc.	2,412	1,547,394
Broadridge Financial Solutions, Inc.	11,456	1,679,106
Cadence Design Systems, Inc. (a)	7,060	1,483,235
CDW Corp.	8,344	1,626,162
Cisco Systems, Inc.	40,249	2,104,016
Cognizant Technology Solutions Corp., Class A	23,112	1,408,214
Corning, Inc.	48,577	1,713,797
Dell Technologies, Inc., Class C	30,477	1,225,480
Dynatrace, Inc. (a)	22,035	932,080
Enphase Energy, Inc. (a)	3,658	769,204
Entegris, Inc.	9,052	742,354
EPAM Systems, Inc. (a)	3,040	908,960
Fair Isaac Corp. (a)	1,408	989,387
Fiserv, Inc. (a)	14,200	1,605,026
FleetCor Technologies, Inc. (a)	6,677	1,407,845
Fortinet, Inc. (a)	16,342	1,086,089
Gartner, Inc. (a)	4,748	1,546,756
Gen Digital, Inc.	77,923	1,337,159
Genpact Ltd.	44,694	2,065,757
Global Payments, Inc.	11,240	1,182,898
GoDaddy, Inc., Class A (a)	19,726	1,533,105
Hewlett Packard Enterprise Co.	101,003	1,608,978
HP, Inc.	44,709	1,312,209
Intel Corp.	49,233	1,608,442
International Business Machines Corp.	16,646	2,182,124
Intuit, Inc.	2,708	1,207,308
Jabil, Inc.	17,178	1,514,412
Jack Henry & Associates, Inc.	11,027	1,661,989
Juniper Networks, Inc.	57,174	1,967,929
Keysight Technologies, Inc. (a)	8,873	1,432,812
KLA Corp.	2,906	1,159,988
Lam Research Corp.	1,922	1,018,891
Lattice Semiconductor Corp. (a)	10,603	1,012,586
Manhattan Associates, Inc. (a)	7,448	1,153,323
Mastercard, Inc., Class A	4,931	1,791,975
Microchip Technology, Inc.	13,694	1,147,283
Micron Technology, Inc.	19,371	1,168,846
Microsoft Corp.	5,462	1,574,695
Monolithic Power Systems, Inc.	1,784	892,963
Motorola Solutions, Inc.	6,724	1,923,938
NetApp, Inc.	24,420	1,559,217
NVIDIA Corp.	3,397	943,585
NXP Semiconductors NV	6,374	1,188,592
ON Semiconductor Corp. (a)	10,871	894,901
Oracle Corp.	18,835	1,750,148
Palo Alto Networks, Inc. (a)	5,898	1,178,066
Paychex, Inc.	16,106	1,845,587
Paycom Software, Inc. (a)	3,505	1,065,555
Paylocity Holding Corp. (a)	4,902	974,420
PayPal Holdings, Inc. (a)	13,619	1,034,227
PTC, Inc. (a)	11,792	1,512,088
Pure Storage, Inc., Class A (a)	49,424	1,260,806
Qorvo, Inc. (a)	10,652	1,081,924
QUALCOMM, Inc.	9,151	1,167,485
Roper Technologies, Inc.	4,542	2,001,614
Salesforce, Inc. (a)	6,688	1,336,129
Seagate Technology Holdings PLC	16,898	1,117,296
ServiceNow, Inc. (a)	2,168	1,007,513
Skyworks Solutions, Inc.	9,904	1,168,474
SS&C Technologies Holdings, Inc.	26,548	1,499,166
Synopsys, Inc. (a)	3,756	1,450,755

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
TD SYNNEX Corp.	14,995	$1,451,366
TE Connectivity Ltd.	11,915	1,562,652
Teledyne Technologies, Inc. (a)	3,863	1,728,152
Teradyne, Inc.	10,608	1,140,466
Texas Instruments, Inc.	9,070	1,687,111
Trimble, Inc. (a)	22,333	1,170,696
Tyler Technologies, Inc. (a)	3,866	1,371,038
VeriSign, Inc. (a)	8,155	1,723,396
Visa, Inc., Class A	8,805	1,985,175
Zebra Technologies Corp. (a)	3,320	1,055,760
Zoom Video Communications, Inc., Class A (a)	10,952	808,696
		117,472,429
Materials (4.7%):
Air Products and Chemicals, Inc.	5,930	1,703,155
Albemarle Corp.	3,860	853,214
Avery Dennison Corp.	8,151	1,458,458
Ball Corp.	19,918	1,097,681
Celanese Corp.	9,520	1,036,633
CF Industries Holdings, Inc.	12,400	898,876
Cleveland-Cliffs, Inc. (a)	37,807	693,002
Corteva, Inc.	26,467	1,596,225
Crown Holdings, Inc.	13,425	1,110,382
Dow, Inc.	26,901	1,474,713
DuPont de Nemours, Inc.	20,475	1,469,491
Eastman Chemical Co.	14,891	1,255,907
Ecolab, Inc.	8,750	1,448,388
FMC Corp.	13,870	1,693,943
Freeport-McMoRan, Inc.	22,074	903,047
International Paper Co.	38,968	1,405,186
LyondellBasell Industries NV, Class A	14,838	1,393,140
Martin Marietta Materials, Inc.	4,280	1,519,657
Nucor Corp.	6,484	1,001,584
Packaging Corp. of America	11,337	1,573,916
PPG Industries, Inc.	10,178	1,359,577
Reliance Steel & Aluminum Co.	6,386	1,639,542
RPM International, Inc.	17,101	1,491,891
Steel Dynamics, Inc.	8,832	998,546
The Mosaic Co.	19,548	896,862
The Sherwin-Williams Co.	5,795	1,302,542
Vulcan Materials Co.	9,388	1,610,605
Westlake Corp.	9,956	1,154,697
		36,040,860
Real Estate (0.2%):
CBRE Group, Inc., Class A (a)	17,261	1,256,773

Utilities (7.0%):
Alliant Energy Corp.	37,482	2,001,539
Ameren Corp.	24,051	2,077,766
American Electric Power Co., Inc.	21,585	1,964,019
American Water Works Co., Inc.	12,153	1,780,293
Atmos Energy Corp.	17,084	1,919,558
CenterPoint Energy, Inc.	70,804	2,085,886
CMS Energy Corp.	33,146	2,034,501
Consolidated Edison, Inc.	23,657	2,263,265
Dominion Energy, Inc.	32,779	1,832,674
DTE Energy Co.	18,340	2,008,964
Duke Energy Corp.	22,304	2,151,667
Edison International	24,640	1,739,338
Entergy Corp.	17,585	1,894,608
Essential Utilities, Inc.	42,781	1,867,391
Evergy, Inc.	31,983	1,954,801
Eversource Energy	24,586	1,924,100
Exelon Corp.	43,889	1,838,510
FirstEnergy Corp.	49,412	1,979,445

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	22,721	$1,751,335
NiSource, Inc.	65,722	1,837,587
PG&E Corp. (a)	97,486	1,576,349
PPL Corp.	73,427	2,040,536
Public Service Enterprise Group, Inc.	30,343	1,894,920
Sempra Energy	12,834	1,939,987
The Southern Co.	32,064	2,231,013
WEC Energy Group, Inc.	22,251	2,109,172
Xcel Energy, Inc.	30,147	2,033,114
		52,732,338
Total Common Stocks (Cost $727,756,460)		753,253,833

Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.69% (c)	2,360,595	2,360,595
Total Investment Companies (Cost $2,360,595)		2,360,595

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	131,468	131,468
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	131,468	131,468
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	131,468	131,468
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	131,468	131,468
Total Collateral for Securities Loaned (Cost $525,872)		525,872

Total Investments (Cost $730,642,927) — 99.9%		756,140,300
Other assets in excess of liabilities — 0.1%		694,421
NET ASSETS - 100.00%		$756,834,721

^	Purchased with cash collateral from securities on loan.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini S&P 500 Futures	15	6/16/23	$2,947,204	$3,103,313	$156,109

	Total unrealized appreciation				$156,109
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$156,109

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (5.0%):
Comcast Corp., Class A	474,983	$18,006,605
Omnicom Group, Inc.	236,235	22,286,410
Paramount Global, Class B	481,984	10,753,063
The Interpublic Group of Cos., Inc.	542,753	20,212,122
Verizon Communications, Inc.	610,729	23,751,251
		95,009,451
Consumer Discretionary (4.3%):
Best Buy Co., Inc.	162,261	12,700,169
Darden Restaurants, Inc.	140,633	21,820,616
Garmin Ltd.	184,287	18,598,244
Vail Resorts, Inc.	74,207	17,340,692
VF Corp.	464,091	10,632,325
		81,092,046
Consumer Staples (12.3%):
Altria Group, Inc.	510,497	22,778,376
Conagra Brands, Inc.	713,360	26,793,802
Kellogg Co.	410,905	27,514,199
Kimberly-Clark Corp.	234,171	31,430,432
Philip Morris International, Inc.	260,877	25,370,288
The Clorox Co.	125,964	19,932,543
The Coca-Cola Co.	532,864	33,053,554
The Kraft Heinz Co.	639,926	24,745,938
Tyson Foods, Inc., Class A	389,685	23,116,114
		234,735,246
Energy (8.6%):
Chevron Corp.	105,642	17,236,549
Coterra Energy, Inc.	515,656	12,654,198
Devon Energy Corp.	192,789	9,757,051
EOG Resources, Inc.	110,437	12,659,393
Exxon Mobil Corp.	150,765	16,532,890
Kinder Morgan, Inc.	1,211,444	21,212,384
ONEOK, Inc.	249,916	15,879,663
Phillips 66	135,984	13,786,058
Pioneer Natural Resources Co.	67,548	13,796,004
The Williams Cos., Inc.	625,292	18,671,219
Valero Energy Corp.	91,458	12,767,537
		164,952,946
Financials (17.6%):
Ally Financial, Inc.	357,580	9,114,714
Ares Management Corp., Class A	168,674	14,074,159
Blackstone, Inc.	122,537	10,763,650
Citigroup, Inc.	343,408	16,102,401
Citizens Financial Group, Inc.	430,949	13,087,921
CME Group, Inc.	137,692	26,370,772
Comerica, Inc.	239,582	10,402,651
Fidelity National Financial, Inc.	442,646	15,461,625
Fifth Third Bancorp	455,949	12,146,481
Franklin Resources, Inc.	496,830	13,384,600
Huntington Bancshares, Inc.	1,186,941	13,293,739
KeyCorp	869,606	10,887,467
M&T Bank Corp.	113,908	13,619,980
Morgan Stanley	204,479	17,953,256
Northern Trust Corp.	174,764	15,401,951
Principal Financial Group, Inc.	205,851	15,298,846
Regions Financial Corp.	769,979	14,290,810
T. Rowe Price Group, Inc.	112,499	12,701,137
The Carlyle Group, Inc.	369,531	11,477,633
The PNC Financial Services Group, Inc.	117,015	14,872,607
Truist Financial Corp.	381,469	13,008,093
U.S. Bancorp	420,702	15,166,307
Unum Group	374,846	14,828,908

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	322,769	$12,723,554
		336,433,262
Health Care (10.1%):
AbbVie, Inc.	163,666	26,083,451
Amgen, Inc.	112,644	27,231,687
Bristol-Myers Squibb Co.	377,701	26,178,456
Gilead Sciences, Inc.	251,247	20,845,964
Johnson & Johnson	221,229	34,290,495
Medtronic PLC	266,257	21,465,639
Pfizer, Inc.	543,839	22,188,631
Viatris, Inc.	1,411,265	13,576,369
		191,860,692
Industrials (3.5%):
3M Co.	171,341	18,009,653
Stanley Black & Decker, Inc.	141,189	11,377,010
United Parcel Service, Inc., Class B	112,170	21,759,858
Watsco, Inc.	49,925	15,884,138
		67,030,659
Information Technology (8.9%):
Cisco Systems, Inc.	467,871	24,457,956
Corning, Inc.	564,661	19,921,240
Dell Technologies, Inc., Class C	354,237	14,243,870
Hewlett Packard Enterprise Co.	1,174,063	18,702,824
HP, Inc.	519,694	15,253,019
International Business Machines Corp.	193,498	25,365,653
NetApp, Inc.	283,828	18,122,418
Paychex, Inc.	187,204	21,451,706
Seagate Technology Holdings PLC	196,451	12,989,340
		170,508,026
Materials (4.3%):
Dow, Inc.	312,708	17,142,652
Eastman Chemical Co.	173,073	14,596,977
International Paper Co.	452,943	16,333,125
LyondellBasell Industries NV, Class A	172,473	16,193,490
Packaging Corp. of America	131,799	18,297,655
		82,563,899
Utilities (24.2%):
Alliant Energy Corp.	435,676	23,265,098
American Electric Power Co., Inc.	250,905	22,829,846
CMS Energy Corp.	385,263	23,647,443
Consolidated Edison, Inc.	274,962	26,305,614
Dominion Energy, Inc.	381,026	21,303,164
DTE Energy Co.	213,153	23,348,780
Duke Energy Corp.	259,270	25,011,777
Edison International	286,391	20,216,341
Entergy Corp.	204,388	22,020,763
Evergy, Inc.	371,788	22,723,683
Eversource Energy	285,775	22,364,751
Exelon Corp.	510,183	21,371,566
FirstEnergy Corp.	574,342	23,008,140
NiSource, Inc.	763,917	21,359,119
PPL Corp.	853,499	23,718,737
Public Service Enterprise Group, Inc.	352,705	22,026,427
Sempra Energy	149,191	22,551,712
The Southern Co.	372,710	25,933,162
WEC Energy Group, Inc.	258,666	24,518,950
Xcel Energy, Inc.	350,422	23,632,460
		461,157,533
Total Common Stocks (Cost $1,907,018,375)		1,885,343,760

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Investment Companies (0.9%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.69% (a)	16,762,238	$16,762,238
Total Investment Companies (Cost $16,762,238)		16,762,238

Total Investments (Cost $1,923,780,613) — 99.7%		1,902,105,998
Other assets in excess of liabilities — 0.3%		5,910,468
NET ASSETS - 100.00%		$1,908,016,466

(a)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini S&P 500 Futures	89	6/16/23	$17,542,850	$18,412,988	$870,138

	Total unrealized appreciation				$870,138
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$870,138

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.1%):
Altice USA, Inc., Class A (a)	20,028	$68,496
Cargurus, Inc. (a)	6,842	127,809
Cars.com, Inc. (a)	7,786	150,270
Cogent Communications Holdings, Inc.	3,601	229,456
EchoStar Corp., Class A (a)	9,004	164,683
Gogo, Inc. (a)	8,891	128,919
John Wiley & Sons, Inc., Class A	4,305	166,905
Madison Square Garden Sports Corp.	1,325	258,176
Scholastic Corp.	3,705	126,785
Shutterstock, Inc.	1,882	136,633
TripAdvisor, Inc. (a)	5,678	112,765
United States Cellular Corp. (a)	5,357	111,051
Warner Music Group Corp., Class A	4,963	165,615
World Wrestling Entertainment, Inc., Class A	2,457	224,226
Yelp, Inc. (a)	5,011	153,838
Ziff Davis, Inc. (a)	2,482	193,720
ZipRecruiter, Inc. (a)	6,391	101,872
		2,621,219
Consumer Discretionary (15.1%):
Abercrombie & Fitch Co. (a)	3,929	109,030
Academy Sports & Outdoors, Inc.	2,334	152,293
Acushnet Holdings Corp.	4,372	222,710
American Eagle Outfitters, Inc.	8,901	119,629
Arhaus, Inc. (a)	7,462	61,860
Asbury Automotive Group, Inc. (a)	628	131,880
Bloomin' Brands, Inc.	6,197	158,953
Boot Barn Holdings, Inc. (a)	1,508	115,573
Brinker International, Inc. (a)	3,298	125,324
Camping World Holdings, Inc., Class A	5,670	118,333
Carter's, Inc.	2,400	172,608
Cavco Industries, Inc. (a)	545	173,168
Century Communities, Inc.	2,266	144,843
Chegg, Inc. (a)	6,389	104,141
Cracker Barrel Old Country Store, Inc.	1,637	185,963
Crocs, Inc. (a)	835	105,577
Dave & Buster's Entertainment, Inc. (a)	3,562	131,046
Dillard's, Inc., Class A	338	103,996
Dine Brands Global, Inc.	2,245	151,852
Dorman Products, Inc.	2,074	178,903
Everi Holdings, Inc. (a)	8,981	154,024
Foot Locker, Inc.	3,030	120,261
Fox Factory Holding Corp. (a)	1,116	135,449
Frontdoor, Inc. (a)	5,642	157,299
Gentherm, Inc. (a)	2,333	140,960
Graham Holdings Co., Class B	428	255,020
Grand Canyon Education, Inc. (a)	1,854	211,171
Green Brick Partners, Inc. (a)	4,052	142,063
Group 1 Automotive, Inc.	686	155,324
Helen of Troy Ltd. (a)	1,209	115,061
Hyatt Hotels Corp., Class A (a)	1,689	188,813
Installed Building Products, Inc.	1,157	131,933
Jack in the Box, Inc.	1,862	163,093
KB Home	4,635	186,234
Kontoor Brands, Inc.	2,578	124,749
Laureate Education, Inc.	13,489	158,631
La-Z-Boy, Inc.	4,978	144,760
LCI Industries	1,332	146,347
Leslie's, Inc. (a)	10,587	116,563
Levi Strauss & Co., Class A	8,856	161,445
LGI Homes, Inc. (a)	1,260	143,678
M/I Homes, Inc. (a)	2,564	161,763
Malibu Boats, Inc., Class A (a)	2,983	168,390

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MDC Holdings, Inc.	4,539	$176,431
Meritage Homes Corp.	1,444	168,601
Mister Car Wash, Inc. (a)	13,875	119,602
Modine Manufacturing Co. (a)	5,748	132,491
Monarch Casino & Resort, Inc.	2,399	177,886
Monro, Inc.	3,753	185,511
National Vision Holdings, Inc. (a)	4,249	80,051
Nordstrom, Inc. (b)	5,229	85,076
Ollie's Bargain Outlet Holdings, Inc. (a)	2,280	132,103
Oxford Industries, Inc.	1,339	141,385
Papa John's International, Inc.	2,097	157,128
Patrick Industries, Inc.	2,184	150,281
Playa Hotels & Resorts NV (a)	18,596	178,522
PVH Corp.	1,638	146,044
Ralph Lauren Corp.	1,417	165,321
Red Rock Resorts, Inc., Class A	3,991	177,879
Revolve Group, Inc. (a)	3,646	95,890
Sally Beauty Holdings, Inc. (a)	8,795	137,026
SeaWorld Entertainment, Inc. (a)	2,218	135,986
Signet Jewelers Ltd.	1,528	118,848
Six Flags Entertainment Corp. (a)	3,948	105,451
Skyline Champion Corp. (a)	1,903	143,163
Sonic Automotive, Inc., Class A	2,386	129,655
Sonos, Inc. (a)	6,730	132,043
Steven Madden Ltd.	4,486	161,496
Strategic Education, Inc.	2,572	231,043
Stride, Inc. (a)	2,769	108,683
Target Hospitality Corp. (a)	6,218	81,705
Taylor Morrison Home Corp. (a)	4,321	165,321
The Buckle, Inc.	4,691	167,422
The Cheesecake Factory, Inc.	3,807	133,435
The Gap, Inc.	10,153	101,936
The Goodyear Tire & Rubber Co. (a)	11,619	128,041
The ODP Corp. (a)	3,914	176,052
Topgolf Callaway Brands Corp. (a)	7,691	166,279
Travel + Leisure Co.	3,940	154,448
Tri Pointe Homes, Inc. (a)	6,769	171,391
Under Armour, Inc., Class A (a)	12,570	119,289
Upbound Group, Inc.	4,025	98,653
Urban Outfitters, Inc. (a)	5,338	147,969
Victoria's Secret & Co. (a)	2,830	96,644
Vista Outdoor, Inc. (a)	5,969	165,401
Visteon Corp. (a)	995	156,046
Wingstop, Inc.	639	117,308
Winnebago Industries, Inc.	2,262	130,517
XPEL, Inc. (a)	2,010	136,580
YETI Holdings, Inc. (a)	2,614	104,560
		12,943,306
Consumer Staples (7.3%):
BellRing Brands, Inc. (a)	5,604	190,536
Cal-Maine Foods, Inc.	3,113	189,551
Central Garden & Pet Co., Class A (a)	6,143	240,007
Coca-Cola Consolidated, Inc.	305	163,199
e.l.f. Beauty, Inc. (a)	2,033	167,418
Edgewell Personal Care Co.	5,933	251,678
Fresh Del Monte Produce, Inc.	6,852	206,314
Grocery Outlet Holding Corp. (a)	7,122	201,268
Herbalife Nutrition Ltd. (a)	5,072	81,659
Hostess Brands, Inc. (a)	10,307	256,438
Ingles Markets, Inc., Class A	2,697	239,224
Inter Parfums, Inc.	1,676	238,394
J & J Snack Foods Corp.	1,779	263,683
Lancaster Colony Corp.	1,178	238,993
Medifast, Inc.	1,298	134,564

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MGP Ingredients, Inc.	1,800	$174,096
Nu Skin Enterprises, Inc., Class A	4,306	169,269
PriceSmart, Inc.	3,256	232,739
Spectrum Brands Holdings, Inc.	1,912	126,613
Sprouts Farmers Market, Inc. (a)	5,932	207,798
The Andersons, Inc.	3,516	145,281
The Boston Beer Co., Inc., Class A (a)	420	138,054
The Chefs' Warehouse, Inc. (a)	5,046	171,816
The Duckhorn Portfolio, Inc. (a)	11,488	182,659
The Hain Celestial Group, Inc. (a)	8,503	145,826
The Simply Good Foods Co. (a)	5,104	202,986
Tootsie Roll Industries, Inc.	6,619	297,246
United Natural Foods, Inc. (a)	4,539	119,603
Universal Corp.	4,955	262,070
Vector Group Ltd.	16,480	197,925
WD-40 Co.	1,011	180,008
Weis Markets, Inc.	2,775	234,959
		6,251,874
Energy (4.4%):
Arch Resources, Inc.	777	102,144
Archrock, Inc.	15,222	148,719
Cactus, Inc., Class A	2,769	114,166
California Resources Corp.	3,550	136,675
Callon Petroleum Co. (a)	2,734	91,425
ChampionX Corp.	4,311	116,957
Comstock Resources, Inc.	8,044	86,795
CONSOL Energy, Inc.	1,949	113,568
Crescent Energy Co., Class A	10,405	117,681
CVR Energy, Inc.	3,712	121,679
Delek U.S. Holdings, Inc.	4,822	110,665
Denbury, Inc. (a)	1,713	150,110
Earthstone Energy, Inc., Class A (a)	7,349	95,611
Excelerate Energy, Inc., Class A	5,677	125,689
Gulfport Energy Corp. (a)	1,929	154,320
International Seaways, Inc.	2,745	114,412
Kinetik Holdings, Inc.	5,434	170,084
Kosmos Energy Ltd. (a)	13,061	97,174
Liberty Energy, Inc.	7,995	102,416
NexTier Oilfield Solutions, Inc. (a)	11,358	90,296
Northern Oil and Gas, Inc.	3,506	106,407
Oceaneering International, Inc. (a)	4,937	87,039
Par Pacific Holdings, Inc. (a)	4,833	141,124
Patterson-UTI Energy, Inc.	7,450	87,165
PBF Energy, Inc., Class A	2,408	104,411
Peabody Energy Corp. (a)	3,622	92,723
Permian Resources Corp.	9,707	101,924
RPC, Inc.	11,656	89,635
Sitio Royalties Corp., Class A	6,295	142,267
Talos Energy, Inc. (a)	5,616	83,341
Valaris Ltd. (a)	1,902	123,744
Weatherford International PLC (a)	1,808	107,305
World Fuel Services Corp.	5,119	130,790
		3,758,461
Financials (22.5%):
American Equity Investment Life Holding Co.	3,332	121,585
Ameris Bancorp	5,049	184,692
Artisan Partners Asset Management, Inc., Class A	5,853	187,179
Associated Banc-Corp.	10,441	187,729
Assured Guaranty Ltd.	3,421	171,974
Atlantic Union Bankshares Corp.	7,150	250,608
Axis Capital Holdings Ltd.	4,159	226,749
Axos Financial, Inc. (a)	3,460	127,743
BancFirst Corp.	2,225	184,897
Bank of Hawaii Corp.	3,520	183,322

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	5,977	$134,961
Banner Corp.	4,391	238,739
BGC Partners, Inc., Class A	31,016	162,214
Bread Financial Holdings, Inc.	2,888	87,564
Cathay General Bancorp	5,925	204,531
City Holding Co.	3,554	322,988
CNO Financial Group, Inc.	8,250	183,067
Cohen & Steers, Inc.	3,011	192,584
Columbia Banking System, Inc.	8,020	171,788
Community Bank System, Inc.	4,396	230,746
CVB Financial Corp.	13,085	218,258
Donnelley Financial Solutions, Inc. (a)	3,143	128,423
Eastern Bankshares, Inc.	17,088	215,651
Enova International, Inc. (a)	3,281	145,775
Enterprise Financial Services Corp.	4,817	214,790
Evercore, Inc.	1,470	169,609
FB Financial Corp.	6,006	186,666
Federal Agricultural Mortgage Corp., Class C	1,708	227,489
Federated Hermes, Inc.	6,380	256,093
First Bancorp	14,698	167,851
First Bancorp/Southern Pines NC	5,907	209,817
First Commonwealth Financial Corp.	16,360	203,355
First Financial Bancorp	11,161	242,975
First Hawaiian, Inc.	9,116	188,063
First Merchants Corp.	6,710	221,094
FirstCash Holdings, Inc.	2,332	222,403
FNB Corp.	18,887	219,089
Fulton Financial Corp.	14,681	202,891
Genworth Financial, Inc. (a)	33,753	169,440
Goosehead Insurance, Inc., Class A (a)	1,869	97,562
Hamilton Lane, Inc., Class A	2,397	177,330
Hancock Whitney Corp.	4,695	170,898
Heartland Financial USA, Inc.	5,562	213,358
Hilltop Holdings, Inc.	6,422	190,541
Hope Bancorp, Inc.	19,165	188,200
Houlihan Lokey, Inc.	2,386	208,751
Independent Bank Corp.	3,942	258,674
Independent Bank Group, Inc.	4,213	195,273
International Bancshares Corp.	5,608	240,135
Jackson Financial, Inc., Class A	3,001	112,267
Lakeland Financial Corp.	3,882	243,168
Lazard Ltd., Class A	4,791	158,630
Live Oak Bancshares, Inc.	3,932	95,823
MGIC Investment Corp.	17,122	229,777
Moelis & Co., Class A	3,761	144,573
Mr. Cooper Group, Inc. (a)	3,952	161,913
National Bank Holdings Corp., Class A	5,728	191,659
Navient Corp.	9,484	151,649
NBT Bancorp, Inc.	6,359	214,362
Nelnet, Inc., Class A	3,306	303,788
NMI Holdings, Inc., Class A (a)	8,630	192,708
Northwest Bancshares, Inc.	21,663	260,606
OFG Bancorp	8,895	221,841
Pacific Premier Bancorp, Inc.	7,123	171,094
PacWest Bancorp	5,862	57,037
Palomar Holdings, Inc. (a)	2,038	112,498
Park National Corp.	2,070	245,440
PennyMac Financial Services, Inc.	2,510	149,621
Piper Sandler Cos.	1,269	175,896
PJT Partners, Inc., Class A	3,006	217,003
PRA Group, Inc. (a)	6,876	267,889
Provident Financial Services, Inc.	10,685	204,938
Radian Group, Inc.	11,262	248,890
Renasant Corp.	7,160	218,953

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Repay Holdings Corp. (a)	9,511	$62,487
Rocket Cos., Inc., Class A (a)(b)	14,883	134,840
S&T Bancorp, Inc.	7,762	244,115
Sandy Spring Bancorp, Inc.	7,194	186,900
Seacoast Banking Corp. of Florida	7,892	187,040
Simmons First National Corp., Class A	10,323	180,549
SLM Corp.	10,686	132,400
Stellar Bancorp, Inc.	7,491	184,354
Stock Yards Bancorp, Inc.	4,354	240,080
StoneX Group, Inc. (a)	2,073	214,618
Texas Capital Bancshares, Inc. (a)	3,184	155,889
The Bancorp, Inc. (a)	4,629	128,918
Towne Bank	9,628	256,586
TriCo Bancshares	5,863	243,842
Trustmark Corp.	8,589	212,148
UMB Financial Corp.	2,688	155,151
United Community Banks, Inc.	7,179	201,873
UWM Holdings Corp.	28,733	141,079
Veritex Holdings, Inc.	7,739	141,314
Victory Capital Holdings, Inc., Class A (c)	5,270	154,253
Virtu Financial, Inc., Class A	12,082	228,350
Virtus Investment Partners, Inc.	739	140,698
Walker & Dunlop, Inc.	1,986	151,274
Washington Federal, Inc.	7,185	216,412
WesBanco, Inc.	8,794	269,976
Westamerica Bancorp	5,637	249,719
WSFS Financial Corp.	4,720	177,519
		19,250,521
Health Care (6.6%):
AdaptHealth Corp. (a)	7,836	97,402
Addus HomeCare Corp. (a)	2,021	215,762
Agiliti, Inc. (a)	6,524	104,254
Amedisys, Inc. (a)	1,579	116,136
Amphastar Pharmaceuticals, Inc. (a)	6,050	226,875
Apollo Medical Holdings, Inc. (a)	3,371	122,940
Avanos Medical, Inc. (a)	7,914	235,362
Catalyst Pharmaceuticals, Inc. (a)	6,430	106,609
Certara, Inc. (a)	6,456	155,654
Corcept Therapeutics, Inc. (a)	8,202	177,655
CorVel Corp. (a)	1,261	239,943
Cytek Biosciences, Inc. (a)	12,660	116,345
Dynavax Technologies Corp. (a)	12,252	120,192
Embecta Corp.	3,912	110,005
Figs, Inc., Class A (a)	10,066	62,309
Haemonetics Corp. (a)	2,736	226,404
Harmony Biosciences Holdings, Inc. (a)	3,185	103,990
Integer Holdings Corp. (a)	2,189	169,648
Ironwood Pharmaceuticals, Inc. (a)	19,204	202,026
Maravai LifeSciences Holdings, Inc., Class A (a)	8,189	114,728
Merit Medical Systems, Inc. (a)	3,190	235,901
Neogen Corp. (a)	8,564	158,605
Pacira BioSciences, Inc. (a)	4,464	182,176
Patterson Cos., Inc.	8,283	221,736
Pediatrix Medical Group, Inc. (a)	9,338	139,230
Prestige Consumer Healthcare, Inc. (a)	4,465	279,643
Progyny, Inc. (a)	2,434	78,180
RadNet, Inc. (a)	5,848	146,375
Select Medical Holdings Corp.	5,777	149,336
STAAR Surgical Co. (a)	1,997	127,708
Supernus Pharmaceuticals, Inc. (a)	5,948	215,496
The Ensign Group, Inc.	2,711	259,009
U.S. Physical Therapy, Inc.	1,556	152,348
Veradigm, Inc. (a)	10,686	139,452

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	5,392	$125,472
		5,634,906
Industrials (20.8%):
AAON, Inc.	1,919	185,548
AAR Corp. (a)	3,790	206,744
ABM Industries, Inc.	4,426	198,904
Air Transport Services Group, Inc. (a)	8,232	171,473
Alamo Group, Inc.	1,206	222,097
Albany International Corp.	2,372	211,962
Allegiant Travel Co. (a)	1,218	112,032
Allison Transmission Holdings, Inc.	4,769	215,750
Ameresco, Inc., Class A (a)	2,283	112,369
API Group Corp. (a)	7,615	171,185
Applied Industrial Technologies, Inc.	1,324	188,180
ArcBest Corp.	1,458	134,748
Arcosa, Inc.	2,841	179,296
Armstrong World Industries, Inc.	3,072	218,849
Atkore, Inc. (a)	930	130,646
Barnes Group, Inc.	5,093	205,146
Beacon Roofing Supply, Inc. (a)	2,896	170,430
Boise Cascade Co.	2,253	142,502
Brady Corp., Class A	5,085	273,217
Casella Waste Systems, Inc. (a)	3,164	261,536
CBIZ, Inc. (a)	5,243	259,476
Comfort Systems USA, Inc.	1,253	182,888
Construction Partners, Inc., Class A (a)	4,881	131,494
Core & Main, Inc., Class A (a)	8,248	190,529
CSW Industrials, Inc.	1,455	202,143
Dycom Industries, Inc. (a)	1,845	172,784
Encore Wire Corp.	702	130,102
Energy Recovery, Inc. (a)	6,270	144,523
Enerpac Tool Group Corp.	7,738	197,319
EnerSys	1,962	170,459
EnPro Industries, Inc.	1,789	185,859
Esab Corp.	3,012	177,919
ESCO Technologies, Inc.	2,285	218,103
Federal Signal Corp.	4,553	246,818
First Advantage Corp. (a)	9,210	128,572
Flowserve Corp.	5,469	185,946
Fluor Corp. (a)	4,412	136,375
Forward Air Corp.	1,887	203,343
Franklin Electric Co., Inc.	2,409	226,687
GATX Corp.	2,206	242,704
Gibraltar Industries, Inc. (a)	3,286	159,371
GMS, Inc. (a)	2,635	152,540
GrafTech International Ltd.	18,883	91,771
Granite Construction, Inc.	4,763	195,664
H&E Equipment Services, Inc.	2,716	120,129
Hayward Holdings, Inc. (a)	10,555	123,705
Heartland Express, Inc.	14,053	223,724
Helios Technologies, Inc.	2,421	158,333
Herc Holdings, Inc.	1,011	115,153
Hillenbrand, Inc.	3,844	182,705
HNI Corp.	7,173	199,696
Hub Group, Inc., Class A (a)	2,302	193,230
Huron Consulting Group, Inc. (a)	3,432	275,830
ICF International, Inc.	2,365	259,440
Insperity, Inc.	1,745	212,105
Janus International Group, Inc. (a)	14,714	145,080
John Bean Technologies Corp.	1,496	163,498
Kadant, Inc.	893	186,208
Kennametal, Inc.	5,911	163,025
Kforce, Inc.	3,111	196,740
Kirby Corp. (a)	2,518	175,505

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Korn Ferry	3,673	$190,041
Lindsay Corp.	1,327	200,549
ManpowerGroup, Inc.	2,551	210,534
Marten Transport Ltd.	8,118	170,072
Matson, Inc.	2,353	140,404
McGrath RentCorp	2,485	231,875
MillerKnoll, Inc.	5,474	111,943
Moog, Inc., Class A	2,467	248,550
MSC Industrial Direct Co., Inc.	3,372	283,248
Mueller Industries, Inc.	2,460	180,761
Mueller Water Products, Inc., Class A	16,210	225,967
MYR Group, Inc. (a)	1,474	185,739
NOW, Inc. (a)	11,680	130,232
NV5 Global, Inc. (a)	1,657	172,278
PGT Innovations, Inc. (a)	7,527	189,003
Primoris Services Corp.	6,639	163,718
Resideo Technologies, Inc. (a)	6,806	124,414
Rush Enterprises, Inc., Class A	3,951	215,725
Ryder System, Inc.	1,916	170,984
Schneider National, Inc., Class B	7,927	212,047
Shoals Technologies Group, Inc., Class A (a)	3,376	76,939
SPX Technologies, Inc. (a)	2,905	205,035
Standex International Corp.	2,046	250,512
Stericycle, Inc. (a)	4,252	185,430
SunPower Corp. (a)	6,421	88,867
Tennant Co.	3,340	228,890
Terex Corp.	2,737	132,416
The AZEK Co., Inc. (a)	5,003	117,771
The Brink's Co.	3,036	202,805
Trinity Industries, Inc.	6,219	151,495
Triton International Ltd.	3,331	210,586
UniFirst Corp.	1,327	233,857
Veritiv Corp.	901	121,761
Vicor Corp. (a)	2,115	99,278
Wabash National Corp.	5,449	133,991
Watts Water Technologies, Inc., Class A	1,205	202,826
Werner Enterprises, Inc.	5,093	231,681
		17,772,333
Information Technology (9.5%):
ACI Worldwide, Inc. (a)	6,244	168,463
Advanced Energy Industries, Inc.	1,877	183,946
Agilysys, Inc. (a)	1,884	155,449
Alarm.com Holdings, Inc. (a)	3,202	160,997
Avid Technology, Inc. (a)	4,835	154,623
Axcelis Technologies, Inc. (a)	894	119,125
Badger Meter, Inc.	1,802	219,520
Belden, Inc.	2,282	198,009
Box, Inc., Class A (a)	5,662	151,685
Calix, Inc. (a)	2,341	125,454
Cohu, Inc. (a)	3,818	146,573
CommVault Systems, Inc. (a)	3,148	178,617
CSG Systems International, Inc.	4,070	218,559
CTS Corp.	4,063	200,956
Diodes, Inc. (a)	1,687	156,486
DoubleVerify Holdings, Inc. (a)	5,453	164,408
ePlus, Inc. (a)	3,179	155,898
EVERTEC, Inc.	6,297	212,524
Extreme Networks, Inc. (a)	7,201	137,683
FormFactor, Inc. (a)	3,875	123,419
Harmonic, Inc. (a)	11,611	169,404
Insight Enterprises, Inc. (a)	1,926	275,341
InterDigital, Inc.	2,190	159,651
MACOM Technology Solutions Holdings, Inc. (a)	2,343	165,978
Maximus, Inc.	2,539	199,819

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
MaxLinear, Inc. (a)	3,589	$126,369
Methode Electronics, Inc.	4,405	193,291
NCR Corp. (a)	5,407	127,551
NetScout Systems, Inc. (a)	6,954	199,232
Onto Innovation, Inc. (a)	1,623	142,629
OSI Systems, Inc. (a)	2,649	271,152
Perficient, Inc. (a)	2,209	159,468
Plexus Corp. (a)	2,096	204,507
Progress Software Corp.	4,316	247,954
Sanmina Corp. (a)	3,010	183,580
Semtech Corp. (a)	4,134	99,795
Shift4 Payments, Inc., Class A (a)	1,662	125,980
SiTime Corp. (a)	672	95,579
SPS Commerce, Inc. (a)	1,152	175,450
Super Micro Computer, Inc. (a)	1,135	120,934
TaskUS, Inc., Class A (a)	4,436	64,056
Teradata Corp. (a)	4,373	176,144
TTEC Holdings, Inc.	3,616	134,624
TTM Technologies, Inc. (a)	9,424	127,130
Ultra Clean Holdings, Inc. (a)	3,868	128,263
Verra Mobility Corp. (a)	11,237	190,130
Viavi Solutions, Inc. (a)	15,269	165,363
Vishay Intertechnology, Inc.	9,386	212,311
Vontier Corp.	6,656	181,975
		8,156,054
Materials (4.8%):
Alpha Metallurgical Resources, Inc.	688	107,328
ATI, Inc. (a)	3,787	149,435
Avient Corp.	3,074	126,526
Balchem Corp.	1,714	216,787
Cabot Corp.	2,108	161,557
Ecovyst, Inc. (a)	16,329	180,435
Greif, Inc., Class A	3,123	197,904
HB Fuller Co.	3,053	208,978
Ingevity Corp. (a)	2,229	159,418
Innospec, Inc.	2,248	230,802
Materion Corp.	1,173	136,068
Mativ Holdings, Inc.	5,459	117,205
Minerals Technologies, Inc.	3,172	191,652
NewMarket Corp.	848	309,503
O-I Glass, Inc. (a)	6,617	150,272
Orion Engineered Carbons SA	6,138	160,140
Perimeter Solutions SA (a)	15,110	122,089
Ryerson Holding Corp.	3,035	110,413
Sensient Technologies Corp.	3,055	233,891
Stepan Co.	2,341	241,193
Summit Materials, Inc., Class A (a)	5,895	167,949
Sylvamo Corp.	3,088	142,851
Warrior Met Coal, Inc.	3,759	137,993
Worthington Industries, Inc.	2,524	163,177
		4,123,566
Real Estate (1.2%):
eXp World Holdings, Inc.	8,087	102,624
Kennedy-Wilson Holdings, Inc.	12,493	207,259
Marcus & Millichap, Inc.	6,200	199,082
Newmark Group, Inc., Class A	17,598	124,594
The Howard Hughes Corp. (a)	2,091	167,280
The St. Joe Co.	4,522	188,160
		988,999
Utilities (4.2%):
ALLETE, Inc.	4,282	275,632
American States Water Co.	2,600	231,114
Avista Corp.	5,960	253,002
California Water Service Group	4,081	237,514

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Chesapeake Utilities Corp.	1,871	$239,469
Clearway Energy, Inc., Class C	7,306	228,897
MGE Energy, Inc.	4,013	311,690
Middlesex Water Co.	2,829	221,002
Montauk Renewables, Inc. (a)	11,307	88,986
New Jersey Resources Corp.	4,967	264,245
Northwest Natural Holding Co.	5,452	259,297
NorthWestern Corp.	5,035	291,325
Otter Tail Corp.	2,589	187,107
SJW Group	3,241	246,737
Spire, Inc.	3,662	256,853
		3,592,870
Total Common Stocks (Cost $83,562,622)		85,094,109

Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.69% (d)	247,747	247,747
Total Investment Companies (Cost $247,747)		247,747

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	13,170	13,170
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	13,170	13,170
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	13,170	13,170
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	13,170	13,170
Total Collateral for Securities Loaned (Cost $52,680)		52,680

Total Investments (Cost $83,863,049) — 99.9%		85,394,536
Other assets in excess of liabilities — 0.1%		50,684
NET ASSETS - 100.00%		$85,445,220

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security.
(d)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini Russell 2000 Index Futures	4	6/16/23	$357,069	$362,700	$5,631

	Total unrealized appreciation				$5,631
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$5,631

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Affiliated Holdings

Net Change in
				Realized	Capital	Unrealized
	Fair Value	Purchases	Proceeds	Gains	Gain	Appreciation/	Fair Value	Dividend
	6/30/2022	at Cost	from Sales	(Losses)	Distribution	Depreciation	3/31/2023	Income
Victory Capital Holdings, Inc.	$26,751	$302,593	$(173,498)	$(3,263)	$—	$1,670	$154,253	$3,981

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (24.6%)
Australia (1.4%):
Communication Services (0.1%):
REA Group Ltd.	188	$17,342
Telstra Corp. Ltd.	14,471	40,812
		58,154
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	946	23,518
Wesfarmers Ltd.	818	27,470
		50,988
Consumer Staples (0.1%):
Coles Group Ltd.	2,951	35,538
Woolworths Group Ltd.	1,343	34,017
		69,555
Energy (0.1%):
Santos Ltd.	4,109	18,948
Woodside Energy Group Ltd.	709	15,797
		34,745
Financials (0.4%):
ANZ Group Holdings Ltd.	1,657	25,392
Commonwealth Bank of Australia	440	28,912
Macquarie Group Ltd.	179	21,014
National Australia Bank Ltd.	1,485	27,510
QBE Insurance Group Ltd.	2,292	22,348
Suncorp Group Ltd.	2,740	22,175
Westpac Banking Corp.	1,963	28,415
		175,766
Health Care (0.2%):
Cochlear Ltd.	144	22,778
CSL Ltd.	169	32,561
Ramsay Health Care Ltd.	561	24,947
Sonic Healthcare Ltd.	934	21,747
		102,033
Industrials (0.1%):
Brambles Ltd.	3,350	30,067

Information Technology (0.1%):
Computershare Ltd.	1,413	20,388
WiseTech Global Ltd.	308	13,408
		33,796
Materials (0.2%):
BHP Group Ltd.	621	19,601
Fortescue Metals Group Ltd.	950	14,279
Mineral Resources Ltd.	216	11,633
Newcrest Mining Ltd.	1,057	18,967
Rio Tinto Ltd.	251	20,153
South32 Ltd.	5,066	14,795
		99,428
		654,532
Austria (0.1%):
Energy (0.0%):(a)
OMV AG	301	13,794

Financials (0.0%):(a)
Erste Group Bank AG	460	15,214

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Verbund AG	182	$15,789
		44,797
Belgium (0.3%):
Consumer Discretionary (0.0%):(a)
D'ieteren Group	100	19,400

Consumer Staples (0.1%):
Anheuser-Busch InBev SA	477	31,723

Financials (0.0%):(a)
KBC Group NV	260	17,847

Health Care (0.1%):
UCB SA	274	24,495

Materials (0.0%):(a)
Solvay SA, Class A	165	18,850

Utilities (0.1%):
Elia Group SA	174	22,944
		135,259
Canada (2.9%):
Communication Services (0.2%):
BCE, Inc.	796	35,662
Rogers Communications, Inc., Class B	579	26,840
TELUS Corp. (b)	1,668	33,118
		95,620
Consumer Discretionary (0.2%):
Dollarama, Inc.	469	28,033
Magna International, Inc.	261	13,982
Restaurant Brands International, Inc.	409	27,461
		69,476
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc.	550	27,657
George Weston Ltd.	243	32,207
Loblaw Cos. Ltd.	345	31,446
Metro, Inc.	736	40,490
Saputo, Inc.	844	21,842
		153,642
Energy (0.3%):
Cameco Corp.	463	12,126
Canadian Natural Resources Ltd.	288	15,940
Cenovus Energy, Inc.	680	11,866
Enbridge, Inc.	828	31,575
Imperial Oil Ltd.	315	16,021
Pembina Pipeline Corp.	747	24,201
Suncor Energy, Inc.	467	14,501
TC Energy Corp.	588	22,875
Tourmaline Oil Corp.	321	13,379
		162,484
Financials (0.8%):
Bank of Montreal	324	28,863
Brookfield Asset Management Ltd., Class A	340	11,139
Brookfield Corp.	609	19,843
Canadian Imperial Bank of Commerce (b)	595	25,235
Fairfax Financial Holdings Ltd.	31	20,620
Great-West Lifeco, Inc.	1,084	28,735
Intact Financial Corp.	210	30,059

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Manulife Financial Corp.	1,433	$26,299
National Bank of Canada (b)	413	29,545
Power Corp. (b)	1,229	31,414
Royal Bank of Canada	356	34,051
Sun Life Financial, Inc.	672	31,399
The Bank of Nova Scotia	603	30,375
The Toronto-Dominion Bank	487	29,174
		376,751
Industrials (0.4%):
Canadian National Railway Co.	277	32,689
Canadian Pacific Railway Ltd.	365	28,110
TFI International, Inc.	145	17,305
Thomson Reuters Corp.	277	36,045
Waste Connections, Inc.	219	30,485
WSP Global, Inc.	199	26,071
		170,705
Information Technology (0.2%):
CGI, Inc. (c)	332	32,001
Constellation Software, Inc.	14	26,325
Lumine Group, Inc. (c)	168	1,829
Open Text Corp.	533	20,562
		80,717
Materials (0.3%):
Aginco Eagle Mines Ltd.	331	16,877
Barrick Gold Corp.	1,012	18,790
First Quantum Minerals Ltd.	382	8,783
Franco-Nevada Corp.	164	23,925
Ivanhoe Mines Ltd. (c)	1,222	11,042
Nutrien Ltd.	186	13,738
Teck Resources Ltd., Class B	326	11,906
Wheaton Precious Metals Corp.	433	20,857
		125,918
Utilities (0.2%):
Emera, Inc.	730	29,993
Fortis, Inc.	883	37,541
Hydro One Ltd. (d)	1,313	37,389
		104,923
		1,340,236
Denmark (0.4%):
Consumer Discretionary (0.0%):(a)
Pandora A/S	142	13,550

Financials (0.1%):
Tryg A/S	1,403	30,619

Health Care (0.2%):
Coloplast A/S, Class B	170	22,320
Genmab A/S (c)	53	19,977
Novo Nordisk A/S, Class B	157	24,819
		67,116
Industrials (0.1%):
AP Moller - Maersk A/S, Class B	8	14,495
DSV A/S	97	18,733
		33,228
Materials (0.0%):(a)
Novozymes A/S, Class B	370	18,902

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Utilities (0.0%):(a)
Orsted A/S (d)	176	$14,949
		178,364
Finland (0.4%):
Communication Services (0.1%):
Elisa Oyj	626	37,716

Energy (0.0%):(a)
Neste Oyj	344	16,947

Financials (0.1%):
Nordea Bank Abp	2,170	23,141
Sampo Oyj, A Shares	614	28,950
		52,091
Industrials (0.0%):(a)
Kone Oyj, Class B	358	18,634

Information Technology (0.1%):
Nokia Oyj	4,503	22,049

Materials (0.1%):
Stora Enso Oyj, Class R	1,295	16,824
UPM-Kymmene Oyj (c)	650	21,815
		38,639
		186,076
France (2.1%):
Communication Services (0.2%):
Bollore SE	5,252	32,406
Orange SA	3,126	37,126
Publicis Groupe SA	259	20,160
Vivendi SE	2,487	25,081
		114,773
Consumer Discretionary (0.3%):
Cie Generale des Etablissements Michelin SCA (c)	629	19,198
Hermes International	11	22,235
Kering SA	33	21,471
LVMH Moet Hennessy Louis Vuitton SE	26	23,807
Sodexo SA	294	28,712
		115,423
Consumer Staples (0.3%):
Carrefour SA	1,102	22,263
Danone SA	602	37,412
L'Oreal SA	58	25,866
Pernod Ricard SA	134	30,326
		115,867
Energy (0.0%):(a)
TotalEnergies SE	325	19,158

Financials (0.2%):
Amundi SA (d)	291	18,318
AXA SA	801	24,464
BNP Paribas SA	319	19,098
Credit Agricole SA	1,943	21,909
Societe Generale SA	658	14,831
Worldline SA (c)(d)	356	15,098
		113,718
Health Care (0.2%):
BioMerieux	221	23,246
EssilorLuxottica SA	128	23,042

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Ipsen SA	153	$16,840
Sanofi	263	28,588
Sartorius Stedim Biotech	40	12,232
		103,948
Industrials (0.6%):
Aeroports de Paris (c)	144	20,558
Airbus SE	161	21,523
Bouygues SA	848	28,589
Bureau Veritas SA	957	27,470
Cie de Saint-Gobain	299	16,964
Eiffage SA	260	28,121
Getlink SE	1,668	27,475
Legrand SA	246	22,429
Schneider Electric SE	127	21,165
Teleperformance	44	10,578
Thales SA	157	23,214
Vinci SA	252	28,890
		276,976
Information Technology (0.1%):
Capgemini SE	100	18,516
Dassault Systemes SE	449	18,441
Edenred	507	29,986
		66,943
Materials (0.1%):
Air Liquide SA	161	26,921

Utilities (0.1%):
Engie SA	1,606	25,381
Veolia Environnement SA	670	20,634
		46,015
		999,742
Germany (1.6%):
Communication Services (0.1%):
Deutsche Telekom AG	1,541	37,348
Telefonica Deutschland Holding AG	7,887	24,264
		61,612
Consumer Discretionary (0.2%):
adidas AG	83	14,651
Bayerische Motoren Werke AG	222	24,300
Mercedes-Benz Group AG	226	17,347
Puma SE	228	14,058
Zalando SE (c)(d)	241	10,072
		80,428
Consumer Staples (0.1%):
Beiersdorf AG	261	33,949

Financials (0.4%):
Allianz SE, Registered Shares	128	29,537
Commerzbank AG (c)	1,094	11,510
Deutsche Bank AG, Registered Shares	1,269	12,875
Deutsche Boerse AG	181	35,222
Hannover Rueck SE	129	25,228
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	79	27,628
Talanx AG	577	26,717
		168,717
Health Care (0.2%):
Bayer AG, Registered Shares	339	21,586
Carl Zeiss Meditec AG	126	17,489

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	407	$17,257
Fresenius SE & Co. KGaA	704	18,971
Merck KGaA	112	20,835
		96,138
Industrials (0.3%):
Brenntag SE	252	18,910
Daimler Truck Holding AG (c)	628	21,186
Deutsche Lufthansa AG, Registered Shares (c)	1,720	19,137
Deutsche Post AG, Registered Shares	467	21,821
Knorr-Bremse AG	227	15,085
MTU Aero Engines AG	84	21,005
Rheinmetall AG	52	15,428
Siemens AG, Registered Shares	124	20,070
		152,642
Information Technology (0.1%):
Infineon Technologies AG	412	16,834
SAP SE	210	26,430
		43,264
Materials (0.1%):
Evonik Industries AG	855	17,950
HeidelbergCement AG	279	20,349
Symrise AG	211	22,927
		61,226
Real Estate (0.0%):(a)
Vonovia SE	532	10,004

Utilities (0.1%):
E.ON SE	2,079	25,926
		733,906
Hong Kong (0.8%):
Financials (0.1%):
AIA Group Ltd.	1,480	15,583
Hang Seng Bank Ltd.	1,689	24,034
Hong Kong Exchanges & Clearing Ltd.	381	16,901
		56,518
Health Care (0.0%):(a)
Sino Biopharmaceutical Ltd.	28,469	15,958

Industrials (0.2%):
CK Hutchison Holdings Ltd.	4,094	25,399
MTR Corp. Ltd.	6,949	33,507
Techtronic Industries Co. Ltd.	829	8,961
		67,867
Real Estate (0.3%):
CK Asset Holdings Ltd.	3,791	23,013
Henderson Land Development Co. Ltd.	6,187	21,399
Hongkong Land Holdings Ltd.	4,800	21,072
Sino Land Co. Ltd.	16,868	22,821
Sun Hung Kai Properties Ltd.	2,158	30,241
Swire Pacific Ltd., Class A	2,579	19,811
		138,357
Utilities (0.2%):
China Common Rich Renewable Energy Investments Ltd. (c)(e)	26,000	662
CLP Holdings Ltd.	4,000	28,893
Hong Kong & China Gas Co. Ltd.	28,276	24,891

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Power Assets Holdings Ltd.	6,067	$32,539
		86,985
		365,685
Ireland (0.3%):
Consumer Staples (0.0%):(a)
Kerry Group PLC	265	26,392

Financials (0.1%):
AIB Group PLC	3,683	14,945
Bank of Ireland Group PLC	1,321	13,356
		28,301
Industrials (0.1%):
Experian PLC	655	21,490
Kingspan Group PLC	183	12,510
Ryanair Holdings PLC (c)	1,077	17,378
		51,378
Materials (0.1%):
CRH PLC	473	23,838
Smurfit Kappa Group PLC	440	15,879
		39,717
		145,788
Israel (0.2%):
Financials (0.1%):
Bank Hapoalim BM	2,569	21,268
Bank Leumi Le-Israel BM	2,938	22,074
		43,342
Information Technology (0.1%):
Nice Ltd. (c)	76	17,029

Materials (0.0%):(a)
ICL Group Ltd.	2,387	16,028
		76,399
Italy (0.6%):
Communication Services (0.1%):
Infrastrutture Wireless Italiane SpA (d)	2,303	30,268

Consumer Discretionary (0.0%):(a)
Moncler SpA	270	18,604

Energy (0.0%):(a)
Eni SpA	1,417	19,831

Financials (0.2%):
Assicurazioni Generali SpA	1,288	25,671
FinecoBank Banca Fineco SpA	943	14,459
Intesa Sanpaolo SpA	7,048	18,094
Mediobanca Banca di Credito Finanziario SpA	2,129	21,397
Poste Italiane SpA (d)	2,009	20,505
UniCredit SpA	758	14,311
		114,437
Industrials (0.1%):
Prysmian SpA	532	22,326

Information Technology (0.0%):(a)
Nexi SpA (c)(d)	1,788	14,515

Utilities (0.2%):
Enel SpA	3,985	24,316
Snam SpA	5,253	27,850

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	3,184	$26,123
		78,289
		298,270
Japan (4.9%):
Communication Services (0.4%):
KDDI Corp.	1,108	34,160
Nexon Co. Ltd.	800	19,012
Nintendo Co. Ltd.	700	27,054
Nippon Telegraph & Telephone Corp.	1,228	36,647
SoftBank Corp.	4,600	52,978
Z Holdings Corp.	5,930	16,652
		186,503
Consumer Discretionary (0.7%):
Bandai Namco Holdings, Inc.	900	19,310
Bridgestone Corp.	600	24,256
Denso Corp.	400	22,425
Fast Retailing Co. Ltd.	100	21,754
Honda Motor Co. Ltd.	1,000	26,439
Nissan Motor Co. Ltd.	5,200	19,627
Oriental Land Co. Ltd.	1,000	34,107
Panasonic Corp.	2,600	23,149
Sekisui House Ltd.	1,772	36,011
Shimano, Inc.	140	24,086
Sony Group Corp.	200	18,055
Suzuki Motor Corp.	600	21,711
Toyota Motor Corp.	2,020	28,605
		319,535
Consumer Staples (0.5%):
Aeon Co. Ltd.	1,400	27,059
Ajinomoto Co., Inc.	800	27,755
Asahi Group Holdings Ltd.	660	24,479
Japan Tobacco, Inc.	1,544	32,541
Kao Corp.	718	27,945
Kirin Holdings Co. Ltd.	2,300	36,312
Seven & i Holdings Co. Ltd.	600	27,004
Shiseido Co. Ltd.	400	18,623
Unicharm Corp.	694	28,443
		250,161
Energy (0.0%):(a)
Inpex Corp.	1,500	15,784

Financials (0.7%):
Dai-ichi Life Holdings, Inc.	988	18,121
Japan Post Holdings Co. Ltd.	4,300	34,867
Mitsubishi UFJ Financial Group, Inc.	3,400	21,715
Mizuho Financial Group, Inc.	2,100	29,706
MS&AD Insurance Group Holdings, Inc.	800	24,743
Nomura Holdings, Inc.	8,800	33,786
ORIX Corp.	1,368	22,427
Resona Holdings, Inc.	4,100	19,750
Sompo Holdings, Inc.	600	23,736
Sumitomo Mitsui Financial Group, Inc.	684	27,296
Sumitomo Mitsui Trust Holdings, Inc.	700	23,943
Tokio Marine Holdings, Inc.	1,200	23,022
		303,112
Health Care (0.6%):
Astellas Pharma, Inc.	1,952	27,686
Chugai Pharmaceutical Co. Ltd.	990	24,384
Daiichi Sankyo Co. Ltd.	500	18,160
Eisai Co. Ltd.	254	14,357

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Hoya Corp.	218	$23,908
M3, Inc.	600	14,919
Olympus Corp.	1,200	20,957
Otsuka Holdings Co. Ltd.	1,000	31,659
Shionogi & Co. Ltd.	528	23,771
Takeda Pharmaceutical Co. Ltd.	1,200	39,319
Terumo Corp.	900	24,229
		263,349
Industrials (1.1%):
Central Japan Railway Co.	300	35,726
Daikin Industries Ltd.	166	29,578
East Japan Railway Co.	700	38,675
FANUC Corp.	650	23,305
Hitachi Ltd.	500	27,312
ITOCHU Corp.	900	29,157
Komatsu Ltd.	1,088	26,856
Kubota Corp.	1,404	21,140
Marubeni Corp.	1,600	21,639
Mitsubishi Corp.	592	21,186
Mitsubishi Electric Corp.	2,452	29,154
Mitsui & Co. Ltd.	786	24,369
Nidec Corp.	354	18,252
Nippon Yusen KK (b)	600	13,960
Recruit Holdings Co. Ltd.	620	17,046
Secom Co. Ltd.	610	37,512
SMC Corp.	14	7,364
Sumitomo Corp.	1,500	26,450
Toshiba Corp.	900	30,133
Toyota Industries Corp.	408	22,588
Toyota Tsusho Corp.	500	21,166
		522,568
Information Technology (0.6%):
Advantest Corp.	100	9,160
Canon, Inc.	1,214	27,026
FUJIFILM Holdings Corp.	560	28,253
Fujitsu Ltd.	200	26,868
Keyence Corp.	28	13,593
Kyocera Corp.	600	31,130
Lasertec Corp.	100	17,536
Murata Manufacturing Co. Ltd.	402	24,345
Nomura Research Institute Ltd.	874	20,178
NTT Data Corp.	1,608	20,978
Obic Co. Ltd.	200	31,485
Renesas Electronics Corp. (c)	1,200	17,296
TDK Corp.	500	17,795
Tokyo Electron Ltd.	78	9,424
		295,067
Materials (0.1%):
Nippon Paint Holdings Co. Ltd.	1,890	17,624
Nippon Steel Corp.	1,000	23,501
Shin-Etsu Chemical Co. Ltd.	850	27,371
		68,496
Real Estate (0.2%):
Daiwa House Industry Co. Ltd.	1,400	32,838
Mitsubishi Estate Co. Ltd.	2,252	26,742
Mitsui Fudosan Co. Ltd.	1,278	23,912
		83,492
		2,308,067

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Luxembourg (0.1%):
Energy (0.0%):(a)
Tenaris SA	798	$11,336

Health Care (0.1%):
Eurofins Scientific SE	252	16,845

Materials (0.0%):(a)
ArcelorMittal SA	550	16,622
		44,803
Netherlands (0.9%):
Communication Services (0.1%):
Koninklijke KPN NV	10,759	37,988
Universal Music Group NV	756	19,105
		57,093
Consumer Discretionary (0.0%):(a)
Prosus NV	165	12,872

Consumer Staples (0.3%):
Davide Campari-Milano NV	1,975	24,094
Heineken Holding NV	341	31,265
Heineken NV	293	31,474
Koninklijke Ahold Delhaize NV	871	29,743
		116,576
Financials (0.1%):
ABN AMRO Bank NV (d)	1,021	16,187
ING Groep NV	1,430	16,949
NN Group NV	590	21,407
		54,543
Health Care (0.0%):(a)
Koninklijke Philips NV	872	15,920

Industrials (0.2%):
IMCD NV	118	19,245
Randstad NV	338	20,013
Wolters Kluwer NV	237	29,902
		69,160
Information Technology (0.1%):
Adyen NV (c)(d)	7	11,076
ASM International NV	34	13,712
ASML Holding NV	23	15,593
		40,381
Materials (0.1%):
Akzo Nobel NV	284	22,168
Koninklijke DSM NV	150	17,681
		39,849
		406,394
New Zealand (0.0%):(a)
Health Care (0.0%):(a)
Fisher & Paykel Healthcare Corp. Ltd.	1,146	19,091

Norway (0.3%):
Communication Services (0.1%):
Telenor ASA	2,237	26,229

Consumer Staples (0.0%):(a)
Mowi ASA	974	18,000

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.1%):
Aker BP ASA	557	$13,642
Equinor ASA	525	14,985
		28,627
Financials (0.0%):(a)
DNB Bank ASA	1,354	24,240

Materials (0.1%):
Norsk Hydro ASA	2,080	15,464
Yara International ASA	435	18,867
		34,331
		131,427
Portugal (0.1%):
Consumer Staples (0.0%):(a)
Jeronimo Martins SGPS SA	1,146	26,868

Energy (0.0%):(a)
Galp Energia SGPS SA	1,419	16,095

Utilities (0.1%):
EDP - Energias de Portugal SA	5,332	29,003
		71,966
Singapore (0.6%):
Communication Services (0.1%):
Singapore Telecommunications Ltd.	18,800	34,760

Consumer Discretionary (0.1%):
Genting Singapore Ltd.	40,500	34,093

Consumer Staples (0.1%):
Wilmar International Ltd.	10,662	33,737

Financials (0.2%):
DBS Group Holdings Ltd.	1,578	39,138
Oversea-Chinese Banking Corp. Ltd.	4,938	45,910
United Overseas Bank Ltd.	1,692	37,846
		122,894
Industrials (0.1%):
Singapore Airlines Ltd.	11,000	47,373

Real Estate (0.0%):(a)
Capitaland Investment Ltd.	7,900	21,850
		294,707
South Korea (1.0%):
Communication Services (0.0%):(a)
Kakao Corp.	277	13,002
NAVER Corp.	92	14,277
		27,279
Consumer Discretionary (0.2%):
Hyundai Mobis Co. Ltd.	132	21,904
Hyundai Motor Co.	168	23,812
Kia Corp.	358	22,277
LG Electronics, Inc.	203	17,981
		85,974
Consumer Staples (0.1%):
KT&G Corp.	527	33,967

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.0%):(a)
SK Innovation Co. Ltd. (c)	133	$18,320

Financials (0.2%):
Hana Financial Group, Inc.	483	15,102
KakaoBank Corp.	495	9,184
KB Financial Group, Inc.	464	16,985
Samsung Life Insurance Co. Ltd.	485	23,399
Shinhan Financial Group Co. Ltd.	673	18,276
		82,946
Health Care (0.1%):
Celltrion, Inc.	178	20,517
Samsung Biologics Co. Ltd. (c)(d)	45	27,241
		47,758
Industrials (0.2%):
Ecopro BM Co. Ltd.	92	15,867
LG Corp.	399	25,380
Samsung C&T Corp.	272	22,609
SK, Inc.	151	20,010
		83,866
Information Technology (0.1%):
Samsung Electronics Co. Ltd.	514	25,272
Samsung SDI Co. Ltd.	30	16,939
SK Hynix, Inc.	265	18,037
		60,248
Materials (0.1%):
LG Chem Ltd.	28	15,315
POSCO Future M Co. Ltd.	70	14,654
POSCO Holdings, Inc.	75	21,203
		51,172
		491,530
Spain (0.7%):
Communication Services (0.1%):
Telefonica SA	6,552	28,228

Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	753	25,231

Energy (0.0%):(a)
Repsol SA	1,145	17,613

Financials (0.1%):
Banco Bilbao Vizcaya Argentaria SA	2,670	19,026
Banco Santander SA	4,886	18,152
CaixaBank SA	3,945	15,332
		52,510
Industrials (0.1%):
Aena SME SA (c)(d)	156	25,189
Ferrovial SA	985	28,935
		54,124
Information Technology (0.1%):
Amadeus IT Group SA (c)	334	22,333

Utilities (0.2%):
Acciona SA	119	23,834
Endesa SA	1,226	26,590
Iberdrola SA	2,706	33,701

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Red Electrica Corp. SA	1,575	$27,669
		111,794
		311,833
Sweden (0.8%):
Consumer Discretionary (0.1%):
Evolution AB (d)	128	17,126
H & M Hennes & Mauritz AB, Class B (b)	1,272	18,123
		35,249
Consumer Staples (0.0%):(a)
Essity AB, Class B	1,020	29,140

Financials (0.2%):
EQT AB	479	9,723
L E Lundbergforetagen AB, Class B	473	21,368
Skandinaviska Enskilda Banken AB, Class A (c)	2,005	22,098
Svenska Handelsbanken AB, Class A	2,269	19,647
Swedbank AB, Class A (b)	1,155	18,942
		91,778
Industrials (0.3%):
Alfa Laval AB	540	19,242
Assa Abloy AB, Class B	878	21,012
Atlas Copco AB, Class A	1,501	19,030
Epiroc AB, Class A	984	19,518
Lifco AB, Class B	840	18,055
Nibe Industrier AB, Class B	1,228	13,943
Sandvik AB	909	19,257
Volvo AB, Class B (b)	1,144	23,580
		153,637
Information Technology (0.1%):
Hexagon AB, Class B	1,656	18,970
Telefonaktiebolaget LM Ericsson, Class B	3,179	18,568
		37,538
Materials (0.1%):
Boliden AB	382	15,014
Svenska Cellulosa AB SCA, Class B (b)	1,457	19,162
		34,176
		381,518
Switzerland (1.7%):
Communication Services (0.1%):
Swisscom AG, Registered Shares	57	36,342

Consumer Discretionary (0.1%):
Cie Financiere Richemont SA, Registered Shares	120	19,141
The Swatch Group AG	61	20,900
		40,041
Consumer Staples (0.3%):
Barry Callebaut AG, Registered Shares	17	36,037
Chocoladefabriken Lindt & Spruengli AG	3	35,422
Coca-Cola HBC AG	994	27,131
Nestle SA, Registered Shares	329	40,090
		138,680
Financials (0.3%):
Julius Baer Group Ltd.	326	22,211
Partners Group Holding AG	16	14,987
Swiss Life Holding AG	45	27,707
Swiss Re AG	263	26,981
UBS Group AG	899	18,959

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	69	$33,018
		143,863
Health Care (0.3%):
Alcon, Inc.	338	23,908
Lonza Group AG, Registered Shares	29	17,355
Novartis AG, Registered Shares	413	37,819
Roche Holding AG	113	32,237
Sonova Holding AG	67	19,674
Straumann Holding AG, Class R	99	14,758
		145,751
Industrials (0.3%):
ABB Ltd., Registered Shares	756	25,927
Geberit AG, Registered Shares	35	19,484
Kuehne + Nagel International AG, Class R	79	23,483
Schindler Holding AG	89	19,664
SGS SA, Registered Shares	12	26,383
VAT Group AG (d)	44	15,788
		130,729
Information Technology (0.1%):
Logitech International SA, Class R	260	15,093
STMicroelectronics NV	331	17,572
		32,665
Materials (0.2%):
EMS-Chemie Holding AG	28	23,081
Givaudan SA, Registered Shares	7	22,752
Glencore PLC	2,746	15,736
Holcim AG	411	26,465
SIG Group AG	809	20,802
Sika AG, Registered Shares	56	15,642
		124,478
		792,549
United Kingdom (2.3%):
Communication Services (0.2%):
BT Group PLC	10,501	18,884
Informa PLC	3,016	25,764
Vodafone Group PLC	20,696	22,795
WPP PLC	1,656	19,580
		87,023
Consumer Discretionary (0.3%):
Burberry Group PLC	713	22,742
Compass Group PLC	1,308	32,798
Entain PLC	933	14,459
InterContinental Hotels Group PLC	332	21,752
JD Sports Fashion PLC	5,854	12,834
Next PLC	209	16,941
		121,526
Consumer Staples (0.5%):
Associated British Foods PLC	896	21,439
British American Tobacco PLC	739	25,891
Diageo PLC	732	32,629
Haleon PLC (c)	5,370	21,327
Imperial Brands PLC	1,311	30,141
Reckitt Benckiser Group PLC	457	34,710
Tesco PLC	8,659	28,377
Unilever PLC	773	39,948
		234,462

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Energy (0.0%):(a)
Shell PLC	675	$19,219

Financials (0.4%):
3i Group PLC	1,039	21,593
Barclays PLC	9,619	17,298
HSBC Holdings PLC	2,888	19,581
Legal & General Group PLC	6,557	19,321
Lloyds Banking Group PLC	33,811	19,882
London Stock Exchange Group PLC	303	29,404
NatWest Group PLC	5,255	17,085
Prudential PLC	1,012	13,755
Schroders PLC	3,188	18,087
Standard Chartered PLC	1,833	13,886
		189,892
Health Care (0.2%):
AstraZeneca PLC	204	28,261
GSK PLC	1,338	23,582
Smith & Nephew PLC	1,626	22,502
		74,345
Industrials (0.3%):
Ashtead Group PLC	257	15,716
BAE Systems PLC	2,316	28,068
Bunzl PLC	791	29,825
RELX PLC	1,026	33,130
Rentokil Initial PLC	3,802	27,742
Spirax-Sarco Engineering PLC	139	20,325
		154,806
Information Technology (0.1%):
Halma PLC	726	19,959
The Sage Group PLC	2,682	25,637
		45,596
Materials (0.2%):
Anglo American PLC	405	13,377
Antofagasta PLC	770	15,015
Croda International PLC	255	20,437
Evraz PLC (c)(e)(f)	12,158	6,073
Rio Tinto PLC	291	19,662
		74,564
Utilities (0.1%):
National Grid PLC	2,317	31,336
SSE PLC	1,136	25,262
		56,598
		1,058,031
United States (0.1%):
Utilities (0.1%):
Brookfield Renewable Corp., Class A	745	26,055
Total Common Stocks (Cost $9,364,370)		11,497,025

Investment Companies (74.7%)
United States (74.7%):
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.69% (g)	34,955,943	34,955,943
Total Investment Companies (Cost $34,955,943)		34,955,943

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (g)	13,459	$13,459
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (g)	13,459	13,459
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (g)	13,459	13,459
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (g)	13,459	13,459
Total Collateral for Securities Loaned (Cost $53,836)		53,836

Total Investments (Cost $44,374,149) — 99.4%		46,506,804
Other assets in excess of liabilities — 0.6%		277,530
NET ASSETS - 100.00%		$46,784,334

^	Purchased with cash collateral from securities on loan.

(a)	Amount represents less than 0.05% of net assets.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $273,721 and amounted to 0.6% of net assets.

(e)	Security was fair valued using significant unobservable inputs as of March 31, 2023.

(f)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$75,288

(g)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini MSCI EAFE Index Futures	2	6/16/23	$201,078	$209,650	$8,572

	Total unrealized appreciation				$8,572
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$8,572

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Nasdaq Next 50 ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (14.1%):
Baidu, Inc., ADR (a)	16,413	$2,477,050
Fox Corp., Class A	31,841	1,084,186
Fox Corp., Class B	25,484	797,904
Liberty Media Corp.-Liberty Formula One, Class C (a)	22,242	1,664,369
Match Group, Inc. (a)	29,954	1,149,934
Paramount Global, Class B	65,394	1,458,940
Take-Two Interactive Software, Inc. (a)	18,088	2,157,898
The Trade Desk, Inc., Class A (a)	47,882	2,916,493
Yandex NV, Class A (a)(b)(c)	45,921	8,698
		13,715,472
Consumer Discretionary (13.9%):
Etsy, Inc. (a)	13,367	1,488,148
Expedia Group, Inc. (a)	15,852	1,538,120
LKQ Corp.	28,640	1,625,606
Pool Corp.	4,193	1,435,851
Tractor Supply Co.	11,803	2,774,177
Trip.com Group Ltd., ADR (a)	46,419	1,748,604
Ulta Beauty, Inc. (a)	5,456	2,977,175
		13,587,681
Consumer Staples (3.0%):
Coca-Cola Europacific Partners PLC	49,020	2,901,494

Electronic Equipment, Instruments & Components (6.1%):
CDW Corp.	14,540	2,833,701
Trimble, Inc. (a)	26,482	1,388,186
Zebra Technologies Corp. (a)	5,513	1,753,134
		5,975,021
Health Care (20.6%):
Alnylam Pharmaceuticals, Inc. (a)	13,311	2,666,459
BioMarin Pharmaceutical, Inc. (a)	20,002	1,944,994
Hologic, Inc. (a)	26,439	2,133,627
Horizon Therapeutics PLC (a)	24,492	2,673,057
ICON PLC (a)	8,763	1,871,689
Incyte Corp. (a)	23,910	1,727,976
Insulet Corp. (a)	7,458	2,378,804
Royalty Pharma PLC, Class A	47,523	1,712,254
Sanofi, ADR	31,869	1,734,311
Viatris, Inc.	128,342	1,234,650
		20,077,821
Industrials (8.5%):
Axon Enterprise, Inc. (a)	7,814	1,756,978
Expeditors International of Washington, Inc.	17,065	1,879,197
Grab Holdings Ltd. (a)	396,890	1,194,639
J.B. Hunt Transport Services, Inc.	11,128	1,952,519
United Airlines Holdings, Inc. (a)	35,076	1,552,113
		8,335,446
IT Services (5.8%):
MongoDB, Inc. (a)	7,430	1,732,082
SS&C Technologies Holdings, Inc.	26,886	1,518,252
VeriSign, Inc. (a)	11,247	2,376,829
		5,627,163
Materials (2.1%):
Steel Dynamics, Inc.	18,399	2,080,191

Semiconductors & Semiconductor Equipment (14.8%):
First Solar, Inc. (a)	11,433	2,486,678
Monolithic Power Systems, Inc.	5,073	2,539,239
ON Semiconductor Corp. (a)	46,322	3,813,227
Skyworks Solutions, Inc.	17,048	2,011,323
SolarEdge Technologies, Inc. (a)	6,021	1,830,083

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Nasdaq Next 50 ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Teradyne, Inc.	16,734	$1,799,072
		14,479,622
Software (6.4%):
Check Point Software Technologies Ltd. (a)	13,449	1,748,370
Gen Digital, Inc.	68,538	1,176,112
PTC, Inc. (a)	12,683	1,626,341
Splunk, Inc. (a)	17,555	1,683,174
		6,233,997
Technology Hardware, Storage & Peripherals (2.8%):
NetApp, Inc.	23,117	1,476,020
Western Digital Corp. (a)	34,243	1,289,934
		2,765,954
Utilities (1.5%):
Evergy, Inc.	24,618	1,504,652
Total Common Stocks (Cost $93,933,531)		97,284,514

Total Investments (Cost $93,933,531) — 99.6%		97,284,514
Other assets in excess of liabilities — 0.4%		391,422
NET ASSETS - 100.00%		$97,675,936

(a)	Non-income producing security.

(b)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.

Security Name	Acquisition Date	Cost
Yandex NV, Class A	9/9/2020	$2,892,222

(c)	Security was fair valued using significant unobservable inputs as of March 31, 2023.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
NASDAQ 100 E-Mini Futures	2	6/16/23	$495,214	$532,070	$36,856

	Total unrealized appreciation				$36,856
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$36,856

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (20.4%)
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 8/18/27, Callable 4/18/26 @ 100	$500,000	$452,448
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100 (a)	839,000	783,705
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	676,000	624,538
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100 (a)	500,000	498,037
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 3/15/25 @ 100 (a)	250,000	239,056
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (a)	190,000	183,427
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 3/15/25 @ 100 (a)	116,000	110,672
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	500,000	515,297
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	540,000	512,736
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 1/15/25 @ 100 (a)	78,480	78,195
Carvana Auto Receivables Trust, Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 10/10/27 @ 100	500,000	419,623
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 12/10/26 @ 100	875,000	767,622
CCG Receivables Trust, Series 2023-1, Class C, 6.28%, 9/16/30, Callable 9/14/26 @ 100 (a)	173,174	177,179
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100 (a)	250,000	226,559
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 5/15/24 @ 100 (a)	500,000	493,649
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26, Callable 5/15/24 @ 100 (a)	195,930	195,899
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	296,401
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,333,125	1,139,000
Dell Equipment Finance Trust, Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100 (a)	147,446	148,514
Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32, Callable 4/15/27 @ 100 (a)	100,000	99,999
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	654,000	548,488
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 5/15/24 @ 100	156,869	155,940
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 3/15/25 @ 100	500,000	477,199
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 9/15/24 @ 100 (a)	500,000	494,146
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26 @ 100 (a)	250,000	253,738
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/16/27 (a)	273,000	277,228
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	250,000	248,595
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26 (a)	391,000	366,034
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26 (a)	319,000	298,347
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	250,000	247,092
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/16/27 (a)	152,000	151,549
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26 (a)	250,000	252,239
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	400,000	402,372
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 7/15/24 @ 100 (a)	250,000	238,494
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25, Callable 4/15/24 @ 100 (a)	162,419	159,333
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 5/15/23 @ 100 (a)	141,081	140,774
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	500,000	448,865
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	741,053	665,723
FirstKey Homes Trust, Series 2021-SFR3, Class D, 2.79%, 12/17/38 (a)	750,000	661,928
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 12/15/24 @ 100 (a)	1,265,000	1,194,147
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 3/15/24 @ 100 (a)	206,623	205,135
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 4/15/26 @ 100 (a)	500,000	465,352

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2018-4, Class D, 4.33%, 12/16/24, Callable 5/15/24 @ 100 (a)	$314,315	$312,582
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 11/15/24 @ 100	321,000	313,271
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100	90,000	88,729
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100 (a)	206,000	209,388
Ford Credit Auto Owner Trust, Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100 (a)	750,000	751,240
Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100 (a)	950,000	916,960
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100 (a)	750,000	732,961
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	500,000	442,473
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28, Callable 4/15/25 @ 100 (a)	313,000	314,147
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 11/15/23 @ 100 (a)	500,000	494,169
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (a)	200,000	177,311
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27 (a)	261,000	261,013
Hertz Vehicle Financing III LLC, Series 2023-2A, Class C, 7.13%, 9/25/29 (a)	75,000	75,930
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	100,000	92,818
Hertz Vehicle Financing III LLC, Series 2023-2A, Class B, 6.49%, 9/25/29 (a)	212,000	214,977
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (a)	1,000,000	877,273
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	700,000	671,159
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 4/20/25 @ 100 (a)	333,000	309,931
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @ 100 (a)	1,300,000	1,271,632
Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 2/15/26 @ 100	500,000	452,018
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/25 @ 100 (a)	88,197	85,017
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 11/25/24 @ 100 (a)	86,093	84,443
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 6/25/25 @ 100 (a)	393,356	378,951
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100 (a)	500,000	476,256
LAD Auto Receivables Trust, Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 10/15/26 @ 100 (a)	400,000	394,786
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 10/15/26 @ 100 (a)	226,000	225,422
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 10/15/26 @ 100 (a)	240,000	235,144
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 10/15/25 @ 100 (a)	500,000	454,100
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 10/15/25 @ 100 (a)	250,000	234,647
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,000,000	942,630
Master Credit Card Trust, Series 2022-2A, Class B, 2.38%, 7/21/28 (a)	500,000	456,312
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	312,000	279,068
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27 (a)	150,000	148,858
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	366,000	311,823
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	677,000	583,775
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	250,000	231,851

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100 (a)	$1,000,000	$940,070
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 9/15/25 @ 100 (a)	136,000	125,781
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 3/15/26 @ 100 (a)	76,000	74,709
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100 (a)	250,000	246,550
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100 (a)	609,191	596,164
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100 (a)	256,253	256,488
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100 (a)	609,191	596,858
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 4/15/26 @ 100 (a)	289,201	284,563
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 9/15/25 @ 100 (a)	331,983	318,974
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100 (a)	354,115	339,946
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 10/15/24 @ 100 (a)	250,000	248,896
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 5/15/25 @ 100	250,000	238,496
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100 (a)	250,000	241,179
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 10/20/29 @ 100 (a)	196,294	200,952
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 8/20/26 @ 100 (a)	500,000	443,038
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 10/20/29 @ 100 (a)	329,793	331,430
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	220,000	213,598
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100 (a)	200,000	197,678
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39 (a)	750,000	711,558
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	744,000	666,009
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100 (a)	488,483	459,251
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable 2/10/27 @ 100 (a)	500,000	495,437
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/25 @ 100 (a)	250,000	242,183
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (a)	453,000	382,293
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100 (a)	300,000	272,994
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,500,000	1,352,893
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100 (a)	1,000,000	822,773
Verizon Master Trust, Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100	500,000	467,324
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,250,000	1,246,836
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 4/15/25 @ 100 (a)	500,000	473,155
Total Asset-Backed Securities (Cost $46,800,934)		44,306,415

Collateralized Mortgage Obligations (18.5%)
37 Capital CLO, Series 2021-1A, Class C, 7.04% (LIBOR03M+225bps), 10/15/34, Callable 10/15/23 @ 100 (a)(b)	250,000	231,070
720 East CLO Ltd., Series 2022-1A, Class B, 7.82% (TSFR3M+325bps), 1/20/36, Callable 1/20/25 @ 100 (a)(b)	350,000	348,987

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
720 East CLO Ltd., Series 2022-1A, Class D, 10.72% (TSFR3M+615bps), 1/20/36, Callable 1/20/25 @ 100 (a)(b)	$500,000	$481,375
720 East CLO Ltd., Series 2023-IA, Class B, 7.38% (TSFR3M+250bps), 4/15/36, Callable 4/15/25 @ 100 (a)(b)	250,000	248,992
720 East CLO Ltd., Series 2023-IA, Class D, 10.73% (TSFR3M+585bps), 4/15/36, Callable 4/15/25 @ 100 (a)(b)	500,000	496,389
AB BSL CLO Ltd., Series 2020-1A, Class A2AR, 6.31% (TSFR3M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	500,000	474,215
AIMCO CLO Ltd., Series 2022-17A, Class B, 6.74% (TSFR3M+210bps), 7/20/35, Callable 7/20/24 @ 100 (a)(b)	250,000	248,128
AOA Mortgage Trust, Series 2021-1177, Class D, 6.51% (LIBOR01M+182bps), 10/15/38 (a)(b)	300,000	266,118
AOA Mortgage Trust, Series 2021-1177, Class B, 5.86% (LIBOR01M+117bps), 10/15/38 (a)(b)	250,000	232,105
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.29%, 2/15/55, Callable 2/15/32 @ 100 (a)(c)	500,000	430,799
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40 (a)(c)	100,000	88,135
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40 (a)(c)	790,000	729,343
Ballyrock CLO Ltd., Series 2022-20A, Class A2A, 7.71% (TSFR3M+305bps), 7/15/34, Callable 7/15/23 @ 100 (a)(b)	250,000	250,164
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	750,000	686,107
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	375,000	330,003
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A2, 7.52% (TSFR3M+265bps), 4/20/35, Callable 4/20/24 @ 100 (a)(b)	500,000	498,208
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.17% (TSFR3M+230bps), 4/20/35, Callable 4/20/24 @ 100 (a)(b)	400,000	399,035
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 11.03% (TSFR3M+616bps), 4/20/35, Callable 4/20/24 @ 100 (a)(b)	700,000	689,546
Barrow Hanley CLO I Ltd., Series 2023-1A, Class C, 8.87% (TSFR3M+400bps), 4/20/35, Callable 4/20/24 @ 100 (a)(b)	175,000	173,742
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.32% (LIBOR01M+364bps), 10/15/37 (a)(b)	550,000	521,264
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	135,135	121,945
Benchmark Mortgage Trust, Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100 (c)(d)	10,001,000	497,072
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 10/15/30 @ 100	1,000,000	755,284
BPR Trust, Series 2022-OANA, Class D, 8.52% (TSFR1M+370bps), 4/15/37 (a)(b)	500,000	468,720
BPR Trust, Series 2021-TY, Class A, 5.73% (LIBOR01M+105bps), 9/15/38 (a)(b)	500,000	471,911
BPR Trust, Series 2022-STAR, Class A, 8.06% (TSFR1M+323bps), 8/15/24 (a)(b)	407,215	406,550
BPR Trust, Series 2022-OANA, Class A, 6.73% (TSFR1M+190bps), 4/15/37 (a)(b)	1,000,000	960,888
BPR Trust, Series 2021-TY, Class D, 7.03% (LIBOR01M+235bps), 9/15/38 (a)(b)	500,000	455,521
BX Commercial Mortgage Trust, Series 2021-XL2, Class B, 5.68% (LIBOR01M+100bps), 10/15/38 (a)(b)	231,679	219,468
BX Commercial Mortgage Trust, Series 2022-CSMO, Class D, 9.16% (TSFR1M+434bps), 6/15/27 (a)(b)	500,000	483,028
BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, 8.72% (TSFR1M+389bps), 6/15/27 (a)(b)	1,000,000	970,054
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.39% (LIBOR01M+145bps), 10/15/36 (a)(b)	1,215,500	1,186,800
BX Mortgage Trust, Series 2021-PAC, Class B, 5.58% (LIBOR01M+90bps), 10/15/36 (a)(b)	250,000	236,044
BX Trust, Series 2021-RISE, Class B, 5.93% (LIBOR01M+125bps), 11/15/36 (a)(b)	500,000	477,191
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	250,000	246,228
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (a)(c)	500,000	387,634
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a)(c)	1,250,000	853,805
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a)(c)	250,000	185,434
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (a)	1,000,000	793,707
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.74%, 1/10/36 (a)(c)	615,000	595,591
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 1/24/24 @ 100 (a)	250,000	233,113

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2014- 277P, Class C, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	$333,000	$311,082
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	1,235,000	1,179,174
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	825,000	643,163
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41 (a)	302,000	261,238
Dryden 109 CLO Ltd., Series 2022-112A, Class C, 8.76% (TSFR3M+400bps), 8/15/34, Callable 8/15/23 @ 100 (a)(b)	250,000	241,857
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 6.49% (LIBOR03M+170bps), 1/15/35, Callable 1/15/24 @ 100 (a)(b)	500,000	486,153
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 6.67% (LIBOR03M+175bps), 11/20/33, Callable 5/20/23 @ 100 (a)(b)	750,000	733,335
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class D, 6.43% (TSFR1M+161bps), 8/15/36 (a)(b)	1,000,000	974,152
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (a)(c)	350,000	323,238
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (a)(c)	200,000	181,760
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	250,000	231,517
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (a)(c)	115,000	91,504
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a)(c)	1,000,000	841,555
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39 (a)	1,200,000	1,035,095
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, 8.32% (TSFR1M+349bps), 10/15/39 (a)(b)	100,000	97,626
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.82%, 3/15/32 (a)(c)	750,000	612,934
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 4/15/23 @ 100 (c)	48,129	47,528
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.16%, 1/15/46, Callable 7/15/23 @ 100 (c)	338,000	335,754
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 5.63% (LIBOR01M+95bps), 5/15/36 (a)(b)	250,000	245,548
LCM Ltd., Series 36A, Class A2, 6.19% (LIBOR03M+140bps), 1/15/34, Callable 1/15/24 @ 100 (a)(b)	750,000	707,666
Life Mortgage Trust, Series 2022-BMR2, Class C, 6.92% (TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100 (a)(b)	250,000	239,413
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	500,000	425,062
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.48% (LIBOR01M+80bps), 4/15/38 (a)(b)	250,000	241,504
MHC Commercial Mortgage Trust, Series MHC, Class D, 6.28% (LIBOR01M+160bps), 4/15/38 (a)(b)	500,000	466,952
MHP, Series 2022-MHIL, Class D, 6.44% (SOFR30A+161bps), 1/15/27 (a)(b)	485,829	450,495
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/43 (a)	500,000	370,181
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/43 (a)	750,000	517,808
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.22% (TSFR1M+239bps), 3/15/39 (a)(b)	250,000	241,188
Oaktree CLO Ltd., Series 2022-3A, Class B1, 7.76% (TSFR3M+310bps), 7/15/35, Callable 7/15/24 @ 100 (a)(b)	250,000	251,290
Oaktree CLO Ltd., Series 2022-3A, Class C, 8.81% (TSFR3M+415bps), 7/15/35, Callable 7/15/24 @ 100 (a)(b)	250,000	247,677
Oaktree CLO Ltd., Series 2023-1A, Class B, 7.41% (TSFR3M+255bps), 4/15/36, Callable 4/15/25 @ 100 (a)(b)	250,000	249,024
Oaktree CLO Ltd., Series 2022-2A, Class B, 7.41% (TSFR3M+275bps), 7/15/33, Callable 1/15/24 @ 100 (a)(b)	500,000	495,657
Palmer Square Loan Funding Ltd., Series 2022-5A, Class C, 8.57% (TSFR3M+391bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	250,000	237,061
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (a)	500,000	350,533
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	500,000	398,117
SMRT, Series 2022-MINI, Class E, 7.53% (SOFR30A+270bps), 1/15/39 (a)(b)	250,000	227,084
Sound Point CLO XXXII Ltd., Series 2021-4A, Class B1, 6.57% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a)(b)	500,000	473,500
SREIT Trust, Series 2021-MFP2, Class B, 5.86% (LIBOR01M+117bps), 11/15/36 (a)(b)	500,000	475,886
SREIT Trust, Series 2021-MFP2, Class D, 6.25% (LIBOR01M+157bps), 11/15/36 (a)(b)	760,000	701,932
Stratus CLO Ltd., Series 2022-2A, Class C, 8.64% (TSFR3M+400bps), 7/20/30, Callable 7/20/23 @ 100 (a)(b)	250,000	241,472

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Stratus CLO Ltd., Series 2021-3A, Class B, 6.36% (LIBOR03M+155bps), 12/29/29, Callable 4/20/23 @ 100 (a)(b)	$205,000	$199,233
Stratus CLO Ltd., Series 2022-1A, Class B, 6.99% (TSFR3M+235bps), 7/20/30, Callable 7/20/23 @ 100 (a)(b)	250,000	245,538
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @ 100 (a)(c)	363,636	252,441
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 6.44% (LIBOR03M+165bps), 1/15/34, Callable 4/15/23 @ 100 (a)(b)	500,000	487,237
TRESTLES CLO III Ltd., Series 2020-3A, Class C, 7.06% (LIBOR03M+225bps), 1/20/33, Callable 4/20/23 @ 100 (a)(b)	500,000	471,765
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 7.26% (LIBOR03M+247bps), 1/18/35, Callable 1/18/24 @ 100 (a)(b)	750,000	706,722
TSTAT Ltd., Series 2022-1A, Class A2, 7.59% (TSFR3M+295bps), 7/20/31, Callable 10/20/23 @ 100 (a)(b)	250,000	241,756
TTAN, Series 2021-MHC, Class C, 6.04% (LIBOR01M+140bps), 3/15/38 (a)(b)	690,211	656,250
Venture 46 CLO Ltd., Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 7/20/24 @ 100 (a)	475,000	438,451
Venture CLO Ltd., Series 2023-47A, Class AJ, 7.10% (TSFR3M+230bps), 4/20/36, Callable 4/20/25 @ 100 (a)(b)	194,000	195,610
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 6.48% (LIBOR01M+180bps), 2/15/40 (a)(b)	227,255	204,389
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class B, 6.13% (LIBOR01M+145bps), 2/15/40 (a)(b)	227,255	205,533
Total Collateralized Mortgage Obligations (Cost $43,778,520)		40,018,353

Senior Secured Loans (2.7%)
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.31% (LIBOR03M+350bps), 10/8/27 (b)	250,000	247,383
Bausch + Lomb Corp., Initial Term Loans, First Lien, 8.36% (SOFR03M+325bps), 5/10/27 (b)	496,250	481,154
Central Parent, Inc., Initial Term Loan, First Lien, 8.83% (SOFR03M+425bps), 7/6/29 (b)	249,375	248,273
Delta 2 (Lux) S.a.r.l., Term Loan B, First Lien, 7.87% (SOFR01M+325bps), 1/15/30 (b)	500,000	500,210
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.56% (LIBOR03M+375bps), 10/20/27 (b)	225,000	232,848
Directv Financing LLC, Closing Date Term Loans, First Lien, 9.63% (LIBOR01M+500bps), 7/22/27 (b)	401,193	385,282
Great Outdoors Group LLC, Term B1, First Lien, 8.38% (LIBOR01M+375bps), 3/5/28 (b)	492,500	485,423
Hub International Ltd., 2022 Incremental Term Loans, First Lien, 8.73% (SOFR01M+400bps), 11/10/29 (b)(e)	125,000	124,485
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 8.06% (LIBOR03M+325bps), 4/25/25 (b)	636	634
IRB Holding Corp., TLB, First Lien, 7.59% (SOFR03M+300bps), 12/15/27 (b)	99,719	97,891
IRB Holding Corp., TLB, First Lien, 7.59% (SOFR01M+300bps), 12/15/27 (b)	68,977	67,713
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 9.38% (LIBOR01M+475bps), 12/15/24 (b)	250,000	249,375
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.21% (LIBOR03M+525bps), 6/20/27 (b)	402,632	417,279
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.13% (SOFR03M+350bps), 11/8/27 (b)	248,101	243,635
OEG Borrower LLC, Initial Term Loans, First Lien, 9.74% (SOFR03M+500bps), 6/18/29 (b)	497,500	490,038
Reynolds Consumer Products, Inc., Initial Term Loan, First Lien, 6.47% (SOFR01M+175bps), 2/4/27 (b)	492,743	488,432
Scientific Games International, Inc., Initial Term B Loans, First Lien, 7.86% (SOFR01M+300bps), 4/16/29 (b)	246,881	244,617
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.33% (LIBOR03M+450bps), 1/15/27 (b)	243,133	241,309
TIBCO Software, Inc., Term A Loan, First Lien, 9.08% (SOFR03M+450bps), 9/30/28 (b)	250,000	224,955
UKG, Inc., Incremental Term Loans, First Lien, 8.03% (LIBOR03M+325bps), 5/3/26 (b)	245,013	238,390
Whatabrands LLC, Initial Term B Loans, First Lien, 7.88% (LIBOR01M+325bps), 7/21/28 (b)	112,502	111,158
Total Senior Secured Loans (Cost $5,814,450)		5,820,484

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (28.2%)
Communication Services (1.5%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	$250,000	$234,440
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a)	81,000	62,741
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 4/1/38, Callable 10/1/37 @ 100	250,000	217,463
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a)	613,000	589,431
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	250,000	166,010
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75	500,000	449,636
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100	669,000	569,956
2.88%, 11/20/50, Callable 5/20/50 @ 100	250,000	166,848
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 (a)	500,000	446,140
5.05%, 3/15/42, Callable 9/15/41 @ 100 (a)	131,000	109,536
5.14%, 3/15/52, Callable 9/15/51 @ 100 (a)	100,000	81,128
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @ 101.94(a)	250,000	216,572
		3,309,901
Consumer Discretionary (2.6%):
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	250,000	192,024
3.85%, 3/1/32, Callable 12/1/31 @ 100	750,000	639,131
Caesars Entertainment, Inc., 7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a)	81,000	82,402
Carnival Corp., 9.88%, 8/1/27, Callable 2/1/24 @ 104.94(a)	250,000	257,392
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	500,000	418,081
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102(a)	100,000	87,983
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100	200,000	133,897
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (a)	250,000	216,181
4.38%, 1/15/31, Callable 10/15/25 @ 102.19 (a)	250,000	215,570
Marriott International, Inc., 2.75%, 10/15/33, Callable 7/15/33 @ 100	250,000	202,349
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	173,000	145,795
NCL Corp. Ltd., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a)	190,000	190,776
Newell Brands, Inc., 6.63%, 9/15/29, Callable 6/15/29 @ 100	273,000	275,159
PulteGroup, Inc., 6.00%, 2/15/35	250,000	254,378
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	500,000	367,839
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	500,000	419,372
Sotheby's, 7.38%, 10/15/27, Callable 4/21/23 @ 103.69(a)	250,000	236,539
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	670,000	602,579
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	750,000	595,481
		5,532,928
Consumer Staples (1.3%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100 (a)	250,000	197,955
2.80%, 2/10/51, Callable 8/2/50 @ 100 (a)	1,350,000	874,368
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	500,000	466,716
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	250,000	213,262
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	250,000	208,181
Kellogg Co., 5.25%, 3/1/33, Callable 12/1/32 @ 100	196,000	201,084
Kraft Heinz Foods Co., 5.00%, 6/4/42	250,000	239,185
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75(a)	250,000	200,812
Unilever Capital Corp., 2.63%, 8/12/51, Callable 2/12/51 @ 100	250,000	172,861
		2,774,424
Energy (0.7%):
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	250,000	218,175
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100	500,000	452,096
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)	250,000	233,566
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100	250,000	222,993

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 5/11/23 @ 102.69(a)	$500,000	$484,330
		1,611,160
Financials (8.8%):
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100	212,000	219,315
Bank of America Corp., 3.85% (H15T5Y+200bps), 3/8/37, Callable 3/8/32 @ 100(b)	750,000	643,853
Blackstone Holdings Finance Co. LLC
1.60%, 3/30/31, Callable 12/30/30 @ 100 (a)	500,000	377,211
6.20%, 4/22/33, Callable 1/22/33 @ 100 (a)	250,000	260,816
Blackstone Private Credit Fund
7.05%, 9/29/25 (a)	250,000	248,908
3.25%, 3/15/27, Callable 2/15/27 @ 100 (a)	750,000	636,619
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	1,250,000	934,769
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	500,000	450,498
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100 (b)	287,000	270,236
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100 (b)	250,000	235,443
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	500,000	355,076
F&G Global Funding, 2.00%, 9/20/28(a)	500,000	422,925
Fifth Third Bancorp
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100 (b)	380,000	330,658
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100 (b)	412,000	360,777
First Horizon Corp., 3.55%, 5/26/23, Callable 5/11/23 @ 100	162,000	160,444
Five Corners Funding Trust III, 5.79%, 2/15/33, Callable 11/15/32 @ 100(a)	196,000	201,137
Global Atlantic Fin Co.
4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	750,000	669,247
3.13%, 6/15/31, Callable 3/15/31 @ 100 (a)	250,000	196,730
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b)	1,000,000	699,639
JPMorgan Chase & Co.
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)	250,000	215,291
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (b)	250,000	255,077
KeyBank NA, 4.90%, 8/8/32	97,000	85,088
KeyCorp., 4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b)	367,000	328,992
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a)	350,000	412,925
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a)	500,000	418,720
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b)	250,000	197,677
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	925,000	699,555
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a)	65,000	60,241
New York Life Global Funding, 1.85%, 8/1/31(a)	1,600,000	1,295,530
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	250,000	266,387
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	500,000	486,502
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	375,000	340,495
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	152,000	150,101
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)	149,000	135,914
State Street Corp., 4.16% (SOFR+173bps), 8/4/33, Callable 8/4/32 @ 100(b)	750,000	705,923
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	500,000	410,203
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)	380,000	361,290
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)	1,324,000	1,254,715
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100(b)	750,000	710,902
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100(b)	744,000	689,493
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b)(f)	331,000	290,157
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (b)	500,000	465,358
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(b)	922,000	874,387
United Financial Bancorp, Inc., 5.75%, 10/1/24	300,000	289,250
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	500,000	438,206
		19,512,680
Health Care (1.7%):
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a)	250,000	265,630

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100	$350,000	$240,280
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	500,000	453,049
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	614,000	496,928
CVS Health Corp.
1.88%, 2/28/31, Callable 11/28/30 @ 100	500,000	405,033
5.63%, 2/21/53, Callable 8/21/52 @ 100	250,000	253,236
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	55,000	48,761
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100(a)	250,000	265,786
HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	662,000	589,736
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	250,000	206,677
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a)	209,000	179,705
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19	50,000	44,888
		3,449,709
Industrials (3.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	250,000	203,687
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	250,000	206,267
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	246,000	236,104
Ashtead Capital, Inc.
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	250,000	196,803
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	250,000	245,734
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	250,000	209,430
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28	123,856	106,516
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	500,000	479,655
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	250,000	194,828
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	250,000	241,599
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,062,500	1,059,965
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a)	244,000	244,407
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100	347,000	295,051
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104(a)	800,000	804,522
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100	250,000	228,477
5.81%, 5/1/50, Callable 11/1/49 @ 100	1,130,000	1,136,136
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	500,000	464,339
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a)	500,000	519,832
		7,073,352
Information Technology (3.1%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	350,000	291,173
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	500,000	392,164
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	250,000	209,120
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100	500,000	487,455
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100	500,000	409,800
4.15%, 8/15/49, Callable 2/15/49 @ 100	750,000	560,389
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	250,000	200,048
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a)	153,000	126,229
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100	750,000	637,665
3.60%, 4/1/50, Callable 10/1/49 @ 100	250,000	177,073
Seagate HDD Cayman, 9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a)	1,155,450	1,304,559
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100	196,000	197,680
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	500,000	429,199
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	500,000	395,049
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	450,000	339,858
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	250,000	228,857
		6,386,318
Materials (1.9%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,000,000	831,735
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	507,000	447,036
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	250,000	197,325

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	$631,000	$517,465
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100	250,000	185,166
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	100,000	93,817
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	355,000	298,241
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100	231,000	267,350
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100	815,000	746,550
4.50%, 6/15/47, Callable 12/15/46 @ 100	545,000	484,813
		4,069,498
Real Estate (2.9%):
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33, Callable 11/1/32 @ 100	750,000	561,742
5.15%, 4/15/53, Callable 10/15/52 @ 100	250,000	228,828
American Tower Trust, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a)	260,000	262,432
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100	1,883,000	1,264,387
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	197,929
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100	565,000	402,848
Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32 @ 100	250,000	227,100
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	483,000	394,356
Healthpeak Properties, Inc., 2.13%, 12/1/28, Callable 10/1/28 @ 100	500,000	433,578
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	125,000	105,958
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	388,000	241,011
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	163,000	154,406
6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	211,000	222,688
2.59%, 10/15/31 (a)	500,000	404,907
Simon Property Group LP, 5.85%, 3/8/53, Callable 9/3/52 @ 100	391,000	389,197
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	876,000	778,379
		6,269,746
Utilities (0.5%):
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	100,000	80,572
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	250,000	207,068
NRG Energy, Inc.
4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)	500,000	455,226
7.00%, 3/15/33, Callable 12/15/32 @ 100 (a)	489,000	508,232
		1,251,098
Total Corporate Bonds (Cost $66,161,077)		61,240,814

Yankee Dollars (5.2%)
Communication Services (0.7%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	1,250,000	1,125,072
Rogers Communications, Inc.
3.80%, 3/15/32, Callable 12/15/31 @ 100 (a)	250,000	224,333
4.55%, 3/15/52, Callable 9/15/51 @ 100 (a)	250,000	206,040
		1,555,445
Consumer Discretionary (0.0%):(g)
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a)	97,000	87,468

Consumer Staples (0.2%):
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	500,000	403,926

Financials (2.8%):
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b)	500,000	399,333
Barclays PLC, 3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100(b)	750,000	589,090
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)	250,000	239,478
Brookfield Finance I PLC/Brookfield Finance, Inc., 2.34%, 1/30/32, Callable 10/30/31 @ 100	250,000	198,966
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	600,000	498,279
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(b)	500,000	401,222
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b)	750,000	544,838

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
HSBC Holdings PLC, 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(b)	$250,000	$279,180
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	350,000	238,121
Lloyds Banking Group PLC
3.75% (H15T1Y+180bps), 3/18/28, Callable 3/18/27 @ 100 (b)	250,000	232,371
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100 (b)	152,000	168,065
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	750,000	574,106
Mizuho Financial Group, Inc., 2.56%, 9/13/31	500,000	393,584
Societe Generale SA
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a)(b)	500,000	392,509
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100 (a)(b)	250,000	166,515
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(b)	750,000	586,058
		5,901,715
Health Care (0.2%):
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	400,000	334,624

Industrials (0.1%):
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a)	250,000	237,506

Information Technology (0.4%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100	500,000	409,401
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	144,000	148,465
SK Hynix, Inc., 6.50%, 1/17/33(a)	322,000	317,283
		875,149
Materials (0.2%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100	250,000	262,396
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a)	125,000	137,975
		400,371
Real Estate (0.6%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	1,992,000	1,567,008
Total Yankee Dollars (Cost $13,182,018)		11,363,212

Municipal Bonds (0.7%)
Alabama (0.1%):
Homewood Educational Building Authority Revenue, 2.25%, 12/1/29	250,000	210,594

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 4.48%, 8/1/39	145,000	138,560

Montana (0.1%):
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31	250,000	204,001

New York (0.1%):
New York City Housing Development Corp. Revenue, 3.76%, 1/1/29	250,000	235,743

South Carolina (0.1%):
County of Charleston SC Revenue, 1.92%, 12/1/29	250,000	212,518

Washington (0.2%):
Port of Seattle WA Revenue, 3.91%, 8/1/30	500,000	479,921
Total Municipal Bonds (Cost $1,643,464)		1,481,337

U.S. Government Agency Mortgages (3.8%)
Federal Home Loan Mortgage Corporation
4.50%, 11/1/42 - 7/1/52	481,847	474,456
3.00%, 1/1/52	212,753	190,378

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/52 - 10/1/52	$1,269,779	$1,265,815
		1,930,649
Federal National Mortgage Association
4.00%, 9/1/42 - 9/1/52	2,601,071	2,491,787
4.50%, 6/1/52 - 9/1/52	1,900,817	1,861,254
5.50%, 6/1/52 - 10/1/52	1,414,787	1,428,901
6.00%, 7/1/52	444,808	453,864
		6,235,806
Total U.S. Government Agency Mortgages (Cost $8,309,846)		8,166,455

U.S. Treasury Obligations (18.3%)
U.S. Treasury Bonds
1.38%, 11/15/40	2,500,000	1,720,313
1.75%, 8/15/41	14,650,000	10,605,226
3.38%, 8/15/42	2,275,000	2,136,723
1.25%, 5/15/50	1,000,000	581,563
2.00%, 8/15/51	4,250,000	2,989,609
3.63%, 2/15/53	196,000	194,622
U.S. Treasury Notes
2.38%, 3/31/29	175,000	163,379
4.00%, 2/28/30	1,250,000	1,283,398
0.63%, 8/15/30	1,600,000	1,304,000
1.25%, 8/15/31	4,500,000	3,774,375
1.88%, 2/15/32	10,250,000	8,997,577
2.75%, 8/15/32	4,850,000	4,564,305
3.50%, 2/15/33	1,228,000	1,230,111
Total U.S. Treasury Obligations (Cost $41,617,491)		39,545,201

Commercial Papers (0.3%)
Aviation Capital Group, 5.10%, 4/3/23 (a)(h)	600,000	599,745

Total Commercial Papers (Cost $599,812)		599,745

Total Investments (Cost $227,907,612) — 98.1%		212,542,016
Other assets in excess of liabilities — 1.9%		4,077,858
NET ASSETS - 100.00%		$216,619,874

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $108,416,728 and amounted to 50.0% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2023.
(d)	Security is interest only.
(e)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(f)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rate represents the effective yield at March 31, 2023.

bps—Basis points

H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

H15T10Y—10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

LIBOR—London Interbank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Victory Portfolios II
VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Plus Intermediate Bond ETF)	March 31, 2023
(Unaudited)

SOFR—Secured Overnight Financing Rate

SOFR01M—1 Month SOFR, rate disclosed as of March 31, 2023.

SOFR03M—3 Month SOFR, rate disclosed as of March 31, 2023.

SOFR30A—30 day average of SOFR, rate disclosed as of March 31, 2023

TSFR1M—1 month Term SOFR, rate disclosed as of March 31, 2023.

TSFR3M—3 month Term SOFR, rate disclosed as of March 31, 2023.

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
10-Year U.S. Treasury Note Futures	63	6/21/23	$7,052,732	$7,240,078	$187,346
5-Year U.S. Treasury Note Futures	11	6/30/23	1,175,868	1,204,586	28,718
U.S. Long Bond Futures	37	6/21/23	4,664,417	4,852,781	188,364
					$404,428
	Total unrealized appreciation				$404,428
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$404,428

Victory Portfolios II
VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments
(Also Known as VictoryShares Corporate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (79.6%)
Communication Services (7.8%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100	$2,000,000	$1,476,795
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 4/1/38, Callable 10/1/37 @ 100	750,000	652,389
Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100(a)	1,000,000	682,410
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	500,000	468,537
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100	445,000	402,953
4.20%, 6/1/29, Callable 3/1/29 @ 100	750,000	688,732
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(a)	500,000	428,380
T-Mobile USA, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,270,682
2.25%, 11/15/31, Callable 8/15/31 @ 100	500,000	409,295
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100	1,000,000	805,227
2.88%, 11/20/50, Callable 5/20/50 @ 100	1,000,000	667,391
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(a)	389,000	325,262
		8,278,053
Consumer Discretionary (5.0%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	250,000	212,500
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100	500,000	426,088
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a)	350,000	302,079
General Motors Financial Co., Inc., 4.30%, 4/6/29, Callable 2/6/29 @ 100	500,000	465,860
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	167,000	138,761
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	500,000	469,783
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100	250,000	167,372
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	1,000,000	707,377
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100	500,000	438,243
Newell Brands, Inc., 6.38%, 9/15/27, Callable 6/15/27 @ 100	250,000	252,279
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	750,000	629,059
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	600,000	378,367
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	500,000	396,988
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a)	500,000	486,369
		5,471,125
Consumer Staples (3.8%):
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30, Callable 3/1/30 @ 100	750,000	707,450
3.75%, 7/15/42	750,000	639,786
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	500,000	425,056
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	250,000	209,158
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	750,000	624,541
Keurig Dr Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100	250,000	239,697
4.50%, 4/15/52, Callable 10/15/51 @ 100	75,000	66,665
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	500,000	401,085
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	500,000	416,802
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	250,000	186,961
		3,917,201
Energy (0.8%):
Energy Transfer LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)	250,000	220,595
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100(a)	250,000	228,593
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100	500,000	445,985
		895,173
Financials (24.3%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100	278,000	282,457
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b)	500,000	491,445
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	500,000	383,119
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	250,000	189,611

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Corporate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100 (b)	$500,000	$426,340
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	1,500,000	1,394,796
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b)	2,000,000	1,670,025
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	250,000	204,355
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	250,000	186,954
BMW U.S. Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(a)	500,000	463,713
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(b)	500,000	485,990
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100 (b)	227,000	213,741
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100 (b)	250,000	235,443
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	500,000	475,989
F&G Global Funding, 2.00%, 9/20/28(a)	250,000	211,462
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	750,000	696,240
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)	250,000	217,538
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	750,000	580,592
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100	250,000	259,451
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a)	300,000	271,224
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(a)	250,000	196,730
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100 (b)	250,000	229,025
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100 (b)	500,000	349,819
JPMorgan Chase & Co.
4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (b)	500,000	467,069
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100 (b)	500,000	463,911
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)	250,000	215,291
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	2,500,000	2,011,375
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100 (b)	1,000,000	732,670
KeyBank NA, 3.90%, 4/13/29	500,000	425,044
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100(a)	500,000	361,682
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(b)	250,000	231,319
MetLife, Inc., 4.13%, 8/13/42	500,000	420,946
Morgan Stanley
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100 (b)	2,500,000	2,251,450
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b)	500,000	395,353
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	250,000	189,069
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100 (b)	1,000,000	660,350
New York Life Global Funding, 1.85%, 8/1/31(a)	500,000	404,853
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	500,000	532,773
OWL Rock Core Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100(a)	375,000	340,495
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	250,000	210,487
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	500,000	396,325
Regions Bank, 6.45%, 6/26/37	1,000,000	1,019,232
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	250,000	196,724
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100(b)	500,000	486,592
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)	250,000	237,691
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)	250,000	236,918
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100	250,000	240,565
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	500,000	426,501
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b)(c)	500,000	438,304
1.89% (SOFR+63bps), 6/7/29, Callable 6/7/28 @ 100, MTN (b)	1,000,000	835,691
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	250,000	180,963
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	452,426
		25,578,128
Health Care (6.4%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100	500,000	441,115
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100	500,000	434,199
4.20%, 2/22/52, Callable 8/22/51 @ 100	250,000	212,308
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(a)	250,000	203,676
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	250,000	236,129
Bristol-Myers Squibb Co., 2.55%, 11/13/50, Callable 5/13/50 @ 100	500,000	335,145
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	500,000	478,445

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Corporate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30 @ 100	$2,000,000	$1,625,736
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	886,568
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)	500,000	380,341
HCA, Inc., 4.38%, 3/15/42, Callable 9/15/41 @ 100(a)	94,000	78,845
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	413,355
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	500,000	412,117
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	500,000	440,554
Royalty Pharma PLC, 3.55%, 9/2/50, Callable 3/2/50 @ 100	250,000	172,088
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	191,000	149,322
		6,899,943
Industrials (8.6%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	750,000	611,062
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	250,000	206,267
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a)	500,000	491,468
Burlington Northern Santa Fe LLC
3.65%, 9/1/25, Callable 6/1/25 @ 100	133,000	130,229
3.90%, 8/1/46, Callable 2/1/46 @ 100	500,000	423,273
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	700,000	598,022
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	750,000	595,620
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	250,000	239,827
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	250,000	203,116
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	250,000	224,868
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	750,000	584,485
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	500,000	415,379
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	440,656
Leidos, Inc., 5.75%, 3/15/33, Callable 12/15/32 @ 100	250,000	255,523
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	500,000	387,634
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	500,000	517,425
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100	500,000	426,794
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a)	81,000	81,135
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	500,000	459,922
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100	750,000	685,432
5.81%, 5/1/50, Callable 11/1/49 @ 100	500,000	502,715
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	500,000	464,339
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100	250,000	258,458
		9,203,649
Information Technology (7.5%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	750,000	623,942
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	1,000,000	784,329
Dell International LLC/EMC Corp., 5.75%, 2/1/33, Callable 11/1/32 @ 100	40,000	39,974
Dell, Inc., 5.40%, 9/10/40	500,000	451,290
Global Payments, Inc., 5.40%, 8/15/32, Callable 5/15/32 @ 100	250,000	244,825
HP, Inc., 4.00%, 4/15/29, Callable 2/15/29 @ 100	500,000	474,201
Intel Corp., 5.63%, 2/10/43, Callable 8/10/42 @ 100	250,000	256,095
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	500,000	420,824
Micron Technology, Inc., 5.88%, 2/9/33, Callable 11/9/32 @ 100	250,000	252,823
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	500,000	462,905
2.53%, 6/1/50, Callable 12/1/49 @ 100	250,000	176,068
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	918,769
2.95%, 4/1/30, Callable 1/1/30 @ 100	500,000	441,425
3.60%, 4/1/50, Callable 10/1/49 @ 100	250,000	177,073
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	1,000,000	828,475
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	1,000,000	858,397
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	250,000	188,810
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	500,000	468,391
		8,068,616
Materials (4.7%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	500,000	491,974

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Corporate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	$588,000	$518,456
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	394,650
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	500,000	472,335
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	128,000	129,659
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	250,000	205,018
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100	250,000	166,051
LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100	500,000	392,133
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	750,000	511,373
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500,000	420,058
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100	500,000	544,015
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	1,000,000	820,220
		5,065,942
Real Estate (4.3%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	1,000,000	764,051
American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	500,000	425,616
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100	500,000	355,862
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	197,929
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100	250,000	207,288
2.90%, 4/1/41, Callable 10/1/40 @ 100	250,000	178,251
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	500,000	467,090
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	500,000	407,231
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	117,000	95,527
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	423,832
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	650,000	403,756
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	250,000	199,334
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	210,000	221,633
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100	250,000	195,732
		4,543,132
Utilities (6.4%):
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	500,000	353,640
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	226,983
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	398,284
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	250,000	217,395
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	839,083
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	250,000	201,430
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	500,000	414,135
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100	250,000	188,152
2.88%, 12/4/51, Callable 6/4/51 @ 100	500,000	352,007
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	500,000	470,957
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100	500,000	338,221
NextEra Energy Capital Holdings, Inc.
5.10% (SOFR+40bps), 11/3/23, Callable 5/11/23 @ 100 (b)	250,000	248,835
2.44%, 1/15/32, Callable 10/15/31 @ 100	500,000	414,578
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100(a)	312,000	265,787
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	500,000	419,690
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	500,000	356,406
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	250,000	173,899
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100	500,000	408,659
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	250,000	171,815
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	408,983
		6,868,939
Total Corporate Bonds (Cost $99,541,673)		84,789,901

Yankee Dollars (17.0%)
Communication Services (0.4%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	500,000	450,029

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Corporate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a)	$500,000	$437,735
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	500,000	495,418
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	250,000	201,963
		1,135,116
Energy (0.7%):
Shell International Finance BV, 2.75%, 4/6/30, Callable 1/6/30 @ 100	500,000	456,141
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a)	250,000	267,610
		723,751
Financials (12.2%):
Bank of New Zealand, 2.87%, 1/27/32(a)	250,000	212,514
Barclays PLC, 4.95%, 1/10/47	1,000,000	898,573
BNP Paribas SA, 4.63%, 3/13/27(a)	500,000	481,172
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b)	500,000	478,956
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b)	250,000	225,899
BPCE SA, 3.25%, 1/11/28(a)	250,000	227,437
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	500,000	415,232
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32(a)	227,603	261,108
Commonwealth Bank of Australia, 2.69%, 3/11/31(a)	500,000	396,103
Credit Agricole SA, 3.25%, 10/4/24(a)	500,000	483,608
Credit Suisse Group AG
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a)(b)	500,000	401,222
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a)(b)	435,000	447,996
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100 (a)(b)	250,000	297,122
Deutsche Bank AG, 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b)	500,000	407,163
Enel Finance International NV, 7.50%, 10/14/32, Callable 7/14/32 @ 100(a)	500,000	557,555
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(b)	1,000,000	840,797
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a)	250,000	191,395
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	882,757
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100 (b)	303,000	335,025
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	500,000	382,737
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(b)	1,000,000	881,300
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	250,000	237,085
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100	500,000	382,336
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100(a)(b)	500,000	437,016
Standard Chartered PLC, 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(a)(b)	500,000	537,698
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	250,000	215,853
The Bank of Nova Scotia, 4.50%, 12/16/25	500,000	490,021
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(b)	500,000	473,269
Westpac Banking Corp., 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100(b)	500,000	474,647
		12,953,596
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	152,000	137,187
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	475,000	385,201
		522,388
Industrials (0.6%):
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	500,000	434,524
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	250,000	237,506
		672,030
Information Technology (0.4%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	98,000	101,039
SK Hynix, Inc., 6.50%, 1/17/33(a)	321,000	316,298
		417,337
Materials (0.7%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100	250,000	262,396
Braskem Netherlands Finance BV, 7.25%, 2/13/33, Callable 11/13/32 @ 100(a)	100,000	96,409

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Corporate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100(a)	$500,000	$458,657
		817,462
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	504,000	396,472

Total Yankee Dollars (Cost $20,338,234)		18,088,181

U.S. Treasury Obligations (1.1%)
U.S. Treasury Notes, 1.13%, 1/15/25	1,250,000	1,184,570
Total U.S. Treasury Obligations (Cost $1,183,553)		1,184,570

Commercial Papers (0.8%)
Wisconsin Energy Corp., 5.03%, 4/4/23 (a)(d)	900,000	899,497

Total Commercial Papers (Cost $899,625)		899,497

Total Investments (Cost $121,963,085) — 98.5%		104,962,149
Other assets in excess of liabilities — 1.5%		1,652,021
NET ASSETS - 100.00%		$106,614,170

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $21,682,808 and amounted to 20.3% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	Rate represents the effective yield at March 31, 2023.

bps—Basis points

H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

H15T10Y—10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

LIBOR—London Interbank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

USISDA05—5 Year ICE Swap Rate, rate disclosed as of March 31, 2023

USSW5—USD 5 Year Swap Rate, rate disclosed as of March 31, 2023.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares THB Mid Cap ESG ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (4.4%):
HEICO Corp.	597	$102,111

Building Products (2.6%):
Carlisle Cos., Inc.	266	60,135

Commercial Services & Supplies (10.2%):
Cintas Corp.	168	77,730
Copart, Inc. (a)	1,280	96,269
Rollins, Inc.	1,744	65,452
		239,451
Consumer Discretionary (10.3%):
LKQ Corp.	1,176	66,750
NVR, Inc. (a)	17	94,727
Pool Corp.	238	81,500
		242,977
Consumer Staples (5.7%):
Darling Ingredients, Inc. (a)	1,059	61,846
The Hershey Co.	282	71,743
		133,589
Ground Transportation (8.2%):
J.B. Hunt Transport Services, Inc.	373	65,447
Landstar System, Inc.	333	59,694
Old Dominion Freight Line, Inc.	193	65,781
		190,922
Health Care (17.4%):
Chemed Corp.	158	84,964
Hologic, Inc. (a)	1,151	92,886
Laboratory Corp. of America Holdings	304	69,744
STERIS PLC	356	68,096
Waters Corp. (a)	296	91,650
		407,340
Information Technology (20.0%):
Amphenol Corp., Class A	1,130	92,345
Cadence Design Systems, Inc. (a)	481	101,053
Keysight Technologies, Inc. (a)	430	69,436
PTC, Inc. (a)	550	70,527
Teledyne Technologies, Inc. (a)	184	82,314
Zebra Technologies Corp. (a)	166	52,788
		468,463
Machinery (7.2%):
Graco, Inc.	1,068	77,975
The Toro Co.	812	90,262
		168,237
Materials (3.1%):
Crown Holdings, Inc.	865	71,544

Professional Services (7.2%):
CACI International, Inc., Class A (a)	257	76,144
Verisk Analytics, Inc.	484	92,860
		169,004
Trading Companies & Distributors (3.5%):
Fastenal Co.	1,500	80,910

Total Common Stocks (Cost $2,256,450)		2,334,683
Total Investments (Cost $2,256,450) — 99.8%		2,334,683
Other assets in excess of liabilities — 0.2%		4,279
NET ASSETS - 100.00%		$2,338,962

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares THB Mid Cap ESG ETF	March 31, 2023
(Unaudited)

(a)	Non-income producing security.
PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares WestEnd U.S. Sector ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Biotechnology (4.6%):
AbbVie, Inc.	14,105	$2,247,914
Alnylam Pharmaceuticals, Inc. (a)	958	191,907
Amgen, Inc.	4,251	1,027,679
Biogen, Inc. (a)	1,181	328,353
BioMarin Pharmaceutical, Inc. (a)	1,454	141,387
Gilead Sciences, Inc.	9,953	825,800
Horizon Therapeutics PLC (a)	1,763	192,414
Incyte Corp. (a)	1,808	130,664
Moderna, Inc. (a)	2,664	409,137
Regeneron Pharmaceuticals, Inc. (a)	813	668,018
Seagen, Inc. (a)	1,478	299,251
Vertex Pharmaceuticals, Inc. (a)	2,052	646,524
		7,109,048
Communication Services (13.6%):
Activision Blizzard, Inc.	5,433	465,010
Alphabet, Inc., Class C (a)	38,997	4,055,688
Alphabet, Inc., Class A (a)	43,542	4,516,612
AT&T, Inc.	51,424	989,912
Charter Communications, Inc., Class A (a)	802	286,803
Comcast Corp., Class A	31,626	1,198,941
Electronic Arts, Inc.	1,959	235,962
Endeavor Group Holdings, Inc., Class A (a)	1,287	30,798
Fox Corp., Class A	2,260	76,953
Fox Corp., Class B	984	30,809
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	564	15,843
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1,695	47,443
Live Nation Entertainment, Inc. (a)	1,115	78,050
Match Group, Inc. (a)	2,016	77,394
Meta Platforms, Inc., Class A (a)	16,416	3,479,207
Netflix, Inc. (a)	3,170	1,095,172
Omnicom Group, Inc.	1,546	145,850
Paramount Global, Class B	4,506	100,529
Pinterest, Inc., Class A (a)	3,929	107,144
ROBLOX Corp., Class A (a)	3,048	137,099
Sirius XM Holdings, Inc.	4,067	16,146
Snap, Inc., Class A (a)	6,916	77,528
Take-Two Interactive Software, Inc. (a)	1,145	136,599
The Trade Desk, Inc., Class A (a)	3,288	200,272
The Walt Disney Co. (a)	13,178	1,319,512
T-Mobile U.S., Inc. (a)	4,052	586,892
Verizon Communications, Inc.	30,570	1,188,867
Warner Bros Discovery, Inc. (a)	16,510	249,301
Warner Music Group Corp., Class A	980	32,703
ZoomInfo Technologies, Inc. (a)	1,869	46,183
		21,025,222
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	1,088	182,632
Cisco Systems, Inc.	19,456	1,017,062
Motorola Solutions, Inc.	783	224,040
		1,423,734
Consumer Discretionary (11.3%):
Airbnb, Inc., Class A (a)	1,878	233,623
Amazon.com, Inc. (a)	42,919	4,433,104
AutoZone, Inc. (a)	94	231,066
Best Buy Co., Inc.	965	75,531
Booking Holdings, Inc. (a)	193	511,915
CarMax, Inc. (a)	788	50,653
Chewy, Inc., Class A (a)	384	14,354
Chipotle Mexican Grill, Inc. (a)	128	218,661
D.R. Horton, Inc.	1,519	148,391

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares WestEnd U.S. Sector ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Darden Restaurants, Inc.	598	$92,786
Dollar General Corp.	1,912	402,400
Dollar Tree, Inc. (a)	1,941	278,631
Domino's Pizza, Inc.	190	62,675
DoorDash, Inc., Class A (a)	1,240	78,814
DraftKings, Inc. (a)	1,656	32,060
eBay, Inc.	2,814	124,857
Etsy, Inc. (a)	562	62,567
Expedia Group, Inc. (a)	791	76,751
Ford Motor Co.	19,641	247,477
General Motors Co.	7,092	260,135
Genuine Parts Co.	639	106,912
Hilton Worldwide Holdings, Inc.	1,300	183,131
Las Vegas Sands Corp. (a)	1,624	93,299
Lennar Corp., Class A	1,144	120,246
LKQ Corp.	1,369	77,704
Lowe's Cos., Inc.	2,999	599,710
Lucid Group, Inc. (a)	1,925	15,477
Marriott International, Inc., Class A	1,304	216,516
McDonald's Corp.	3,544	990,938
MGM Resorts International	1,436	63,787
NIKE, Inc., Class B	6,023	738,660
NVR, Inc. (a)	16	89,155
O'Reilly Automotive, Inc. (a)	298	252,996
Pool Corp.	173	59,242
Rivian Automotive, Inc., Class A (a)	2,275	35,217
Ross Stores, Inc.	1,595	169,277
Starbucks Corp.	5,397	561,990
Target Corp.	3,896	645,294
Tesla, Inc. (a)	12,568	2,607,356
The Home Depot, Inc.	4,977	1,468,812
The TJX Cos., Inc.	5,563	435,917
Tractor Supply Co.	509	119,635
Ulta Beauty, Inc. (a)	233	127,141
VF Corp.	2,072	47,470
Yum! Brands, Inc.	1,400	184,912
		17,647,245
Consumer Staples (13.1%):
Albertsons Cos., Inc., Class A	1,518	31,544
Altria Group, Inc.	15,348	684,828
Archer-Daniels-Midland Co.	4,783	381,014
Brown-Forman Corp., Class B	2,640	169,673
Bunge Ltd.	1,286	122,839
Campbell Soup Co.	1,663	91,432
Church & Dwight Co., Inc.	2,078	183,716
Colgate-Palmolive Co.	7,174	539,126
Conagra Brands, Inc.	4,167	156,513
Constellation Brands, Inc., Class A	1,474	332,962
Costco Wholesale Corp.	3,798	1,887,113
General Mills, Inc.	5,194	443,879
Hormel Foods Corp.	2,316	92,362
Kellogg Co.	2,972	199,005
Keurig Dr Pepper, Inc.	7,217	254,616
Kimberly-Clark Corp.	2,951	396,083
McCormick & Co., Inc.	2,241	186,474
Mondelez International, Inc., Class A	11,813	823,601
Monster Beverage Corp. (a)	6,322	341,451
PepsiCo, Inc.	11,831	2,156,791
Philip Morris International, Inc.	13,272	1,290,702
Sysco Corp.	4,262	329,154
The Clorox Co.	1,057	167,260
The Coca-Cola Co.	36,741	2,279,044
The Estee Lauder Cos., Inc.	1,957	482,322
The Hershey Co.	1,277	324,882

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares WestEnd U.S. Sector ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
The J.M. Smucker Co.	878	$138,171
The Kraft Heinz Co.	9,438	364,967
The Kroger Co.	6,011	296,763
The Procter & Gamble Co.	20,503	3,048,591
Tyson Foods, Inc., Class A	2,529	150,020
Walgreens Boots Alliance, Inc.	6,296	217,716
Walmart, Inc.	12,103	1,784,587
		20,349,201
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	2,697	220,398
CDW Corp.	629	122,586
Corning, Inc.	3,607	127,255
Keysight Technologies, Inc. (a)	858	138,550
Teledyne Technologies, Inc. (a)	217	97,077
Trimble, Inc. (a)	1,214	63,638
Zebra Technologies Corp. (a)	255	81,090
		850,594
Health Care Equipment & Supplies (4.3%):
Abbott Laboratories	13,882	1,405,690
Align Technology, Inc. (a)	599	200,150
Baxter International, Inc.	3,938	159,725
Becton Dickinson and Co.	2,261	559,688
Boston Scientific Corp. (a)	11,419	571,293
Dexcom, Inc. (a)	3,118	362,249
Edwards Lifesciences Corp. (a)	4,948	409,348
GE HealthCare Technologies, Inc. (a)	2,926	240,020
Hologic, Inc. (a)	1,921	155,025
IDEXX Laboratories, Inc. (a)	659	329,553
Insulet Corp. (a)	527	168,092
Intuitive Surgical, Inc. (a)	2,800	715,316
ResMed, Inc.	1,143	250,306
Stryker Corp.	2,804	800,458
The Cooper Cos., Inc.	391	145,984
Zimmer Biomet Holdings, Inc.	1,666	215,247
		6,688,144
Health Care Providers & Services (5.3%):
AmerisourceBergen Corp.	1,265	202,539
Cardinal Health, Inc.	2,126	160,513
Centene Corp. (a)	4,494	284,066
CVS Health Corp.	10,545	783,599
Elevance Health, Inc.	1,918	881,916
HCA Healthcare, Inc.	1,712	451,420
Humana, Inc.	986	478,664
Laboratory Corp. of America Holdings	693	158,988
McKesson Corp.	1,134	403,761
Molina Healthcare, Inc. (a)	449	120,103
Quest Diagnostics, Inc.	901	127,473
The Cigna Group	2,361	603,306
UnitedHealth Group, Inc.	7,470	3,530,247
		8,186,595
Health Care Technology (0.1%):
Veeva Systems, Inc., Class A (a)	1,114	204,742

IT Services (0.9%):
Akamai Technologies, Inc. (a)	803	62,875
Cloudflare, Inc., Class A (a)	1,357	83,673
Cognizant Technology Solutions Corp., Class A	2,304	140,383
EPAM Systems, Inc. (a)	263	78,637
Gartner, Inc. (a)	343	111,739
International Business Machines Corp.	4,187	548,873
MongoDB, Inc. (a)	337	78,561

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares WestEnd U.S. Sector ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Okta, Inc. (a)	705	$60,799
Snowflake, Inc., Class A (a)	1,309	201,966
VeriSign, Inc. (a)	460	97,212
		1,464,718
Life Sciences Tools & Services (3.3%):
Agilent Technologies, Inc.	2,333	322,747
Avantor, Inc. (a)	4,992	105,531
Bio-Rad Laboratories, Inc., Class A (a)	157	75,206
Bio-Techne Corp.	1,227	91,031
Danaher Corp.	5,239	1,320,438
Illumina, Inc. (a)	1,252	291,153
IQVIA Holdings, Inc. (a)	1,474	293,164
Mettler-Toledo International, Inc. (a)	172	263,196
PerkinElmer, Inc.	966	128,729
Thermo Fisher Scientific, Inc.	3,137	1,808,072
Waters Corp. (a)	495	153,267
West Pharmaceutical Services, Inc.	583	201,992
		5,054,526
Pharmaceuticals (7.5%):
Bristol-Myers Squibb Co.	17,127	1,187,072
Catalent, Inc. (a)	1,322	86,869
Eli Lilly & Co.	7,013	2,408,404
Johnson & Johnson	20,977	3,251,435
Merck & Co., Inc.	20,185	2,147,482
Pfizer, Inc.	44,655	1,821,924
Royalty Pharma PLC, Class A	2,990	107,730
Zoetis, Inc.	3,779	628,977
		11,639,893
Semiconductors & Semiconductor Equipment (6.6%):
Advanced Micro Devices, Inc. (a)	7,410	726,254
Analog Devices, Inc.	2,388	470,961
Applied Materials, Inc.	3,982	489,109
Broadcom, Inc.	1,852	1,188,132
Enphase Energy, Inc. (a)	644	135,420
Entegris, Inc.	724	59,375
First Solar, Inc. (a)	445	96,788
GLOBALFOUNDRIES, Inc. (a)	223	16,096
Intel Corp.	19,358	632,426
KLA Corp.	648	258,662
Lam Research Corp.	640	339,277
Marvell Technology, Inc.	4,072	176,318
Microchip Technology, Inc.	2,566	214,979
Micron Technology, Inc.	5,223	315,156
Monolithic Power Systems, Inc.	211	105,614
NVIDIA Corp.	11,157	3,099,080
ON Semiconductor Corp. (a)	2,079	171,143
QUALCOMM, Inc.	5,270	672,347
Skyworks Solutions, Inc.	777	91,670
Teradyne, Inc.	703	75,580
Texas Instruments, Inc.	4,294	798,727
Wolfspeed, Inc. (a)	478	31,046
		10,164,160
Software (10.4%):
Adobe, Inc. (a)	2,149	828,160
ANSYS, Inc. (a)	429	142,771
Aspen Technology, Inc. (a)	148	33,873
Autodesk, Inc. (a)	1,041	216,695
BILL Holdings, Inc. (a)	402	32,618
Cadence Design Systems, Inc. (a)	1,287	270,386
Crowdstrike Holdings, Inc., Class A (a)	1,001	137,397

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares WestEnd U.S. Sector ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Datadog, Inc., Class A (a)	1,293	$93,949
Fortinet, Inc. (a)	3,142	208,817
Gen Digital, Inc.	2,720	46,675
HubSpot, Inc. (a)	223	95,611
Intuit, Inc.	1,287	573,783
Microsoft Corp.	34,098	9,830,454
Oracle Corp.	7,115	661,126
Palantir Technologies, Inc., Class A (a)	7,511	63,468
Palo Alto Networks, Inc. (a)	1,329	265,454
Paycom Software, Inc. (a)	213	64,754
Paylocity Holding Corp. (a)	163	32,401
PTC, Inc. (a)	499	63,987
Roper Technologies, Inc.	487	214,616
Salesforce, Inc. (a)	4,561	911,198
ServiceNow, Inc. (a)	940	436,837
Splunk, Inc. (a)	664	63,664
Synopsys, Inc. (a)	714	275,783
Tyler Technologies, Inc. (a)	181	64,190
Unity Software, Inc. (a)	1,045	33,900
VMware, Inc., Class A (a)	1,001	124,975
Workday, Inc., Class A (a)	941	194,354
Zoom Video Communications, Inc., Class A (a)	1,069	78,935
Zscaler, Inc. (a)	421	49,185
		16,110,016
Technology Hardware, Storage & Peripherals (8.2%):
Apple, Inc.	75,027	12,371,952
Dell Technologies, Inc., Class C	1,192	47,930
Hewlett Packard Enterprise Co.	6,296	100,295
HP, Inc.	4,749	139,383
NetApp, Inc.	963	61,488
Western Digital Corp. (a)	1,265	47,653
		12,768,701
Utilities (8.9%):
Alliant Energy Corp.	3,619	193,255
Ameren Corp.	3,656	315,842
American Electric Power Co., Inc.	7,343	668,140
American Water Works Co., Inc.	2,609	382,193
Atmos Energy Corp.	1,936	217,529
Avangrid, Inc.	1,122	44,745
CenterPoint Energy, Inc.	9,169	270,119
CMS Energy Corp.	4,102	251,781
Consolidated Edison, Inc.	5,106	488,491
Constellation Energy Corp.	4,627	363,220
Dominion Energy, Inc.	11,753	657,110
DTE Energy Co.	2,765	302,878
Duke Energy Corp.	10,900	1,051,523
Edison International	5,460	385,421
Entergy Corp.	2,830	304,904
Essential Utilities, Inc.	3,825	166,961
Evergy, Inc.	3,213	196,379
Eversource Energy	4,874	381,439
Exelon Corp.	14,047	588,429
FirstEnergy Corp.	8,184	327,851
NextEra Energy, Inc.	28,161	2,170,650
PG&E Corp. (a)	22,060	356,710
PPL Corp.	10,479	291,211
Public Service Enterprise Group, Inc.	7,079	442,084
Sempra Energy	4,479	677,045
The AES Corp.	9,254	222,836
The Southern Co.	15,474	1,076,681
WEC Energy Group, Inc.	4,553	431,579

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares WestEnd U.S. Sector ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	7,744	$522,255
		13,749,261
Total Common Stocks (Cost $143,711,659)		154,435,800

Rights (0.0%)(b)
Health Care (0.0%):(b)
Abiomed, Inc. CVR (a)(c)	532	543
Total Rights (Cost $–)		543

Total Investments (Cost $143,711,659) — 99.5%		154,436,343
Other assets in excess of liabilities — 0.5%		708,258
NET ASSETS - 100.00% 1.88172043010753		$155,144,601

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Security was fair valued using significant unobservable inputs as of March 31, 2023.

CVR—Contingent Value Right

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini S&P 500 Futures	3	6/16/23	$587,851	$620,662	$32,811

	Total unrealized appreciation				$32,811
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$32,811

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (26.4%)
AFG ABS I LLC, Series 2023-1, Class B, 7.51%, 9/16/30, Callable 2/15/27 @ 100 (a)	$833,000	$842,706
American Credit Acceptance Receivables Trust, Series 2023-1B, Class B, 5.38%, 5/12/27, Callable 7/12/26 @ 100 (a)	1,000,000	998,033
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable 10/18/25 @ 100	1,000,000	903,180
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100 (a)	1,500,000	1,401,140
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	541,000	499,815
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	421,278	403,262
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 3/15/25 @ 100 (a)	866,916	853,431
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (a)	762,000	735,638
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 10/15/24 @ 100 (a)	589,449	576,081
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class A, 3.70%, 9/20/24, Callable 10/20/23 @ 100 (a)	1,500,000	1,492,898
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	1,000,000	1,030,594
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 10/20/23 @ 100 (a)	1,000,000	994,667
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 11/19/23 @ 100 (a)	1,000,000	978,309
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 11/19/23 @ 100 (a)	1,156,000	1,129,080
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 4/15/25 @ 100	1,619,797	1,561,486
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 12/15/24 @ 100	541,053	526,549
CarNow Auto Receivables Trust, Series 2023-1A, Class A, 6.62%, 12/16/24 (a)	362,107	362,832
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 4/15/23 @ 100 (a)	581,557	553,182
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 1/10/26 @ 100	495,013	464,820
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 1/15/25 @ 100 (a)	156,960	156,389
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 1/10/26 @ 100	513,235	475,505
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 12/10/26 @ 100	904,117	867,830
CCG Receivables Trust, Series 2023-1, Class C, 6.28%, 9/16/30, Callable 9/14/26 @ 100 (a)	1,777,778	1,818,890
CCG Receivables Trust, Series 2023-1B, Class B, 5.99%, 9/16/30, Callable 9/14/26 @ 100 (a)	1,000,000	1,023,138
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26, Callable 5/15/24 @ 100 (a)	1,343,034	1,342,823
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 10/15/23 @ 100.25 (a)	577,868	570,813
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 5/15/24 @ 100 (a)	1,500,000	1,480,947
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25 @ 100 (a)	1,085,366	1,073,594
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 12/15/23 @ 100 (a)	172,123	171,677
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 5/15/27 @ 100 (a)	1,500,000	1,558,213
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 12/15/25 @ 100 (a)	800,000	772,013
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 10/15/26 @ 100 (a)	1,000,000	1,039,220
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37%, 7/16/29, Callable 12/15/23 @ 100 (a)	189,849	188,983
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 4/15/26 @ 100 (a)	1,000,000	977,621
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	296,401
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100 (a)	1,000,000	1,022,742

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	$333,000	$317,882
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (a)	1,000,000	993,935
Dell Equipment Finance Trust, Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100 (a)	909,091	915,675
Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32, Callable 4/15/27 @ 100 (a)	2,000,000	1,999,989
Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100 (a)	1,000,000	999,994
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	655,000	549,326
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 8/20/25 @ 100 (a)	1,000,000	973,062
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 10/15/24 @ 100	544,695	534,695
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 5/15/24 @ 100	280,122	278,464
DT Auto Owner Trust, Series 2019-4A, Class E, 3.93%, 10/15/26, Callable 4/15/24 @ 100 (a)	1,000,000	977,518
Encina Equipment Finance LLC, Series 2022-1A, Class A2, 4.88%, 11/15/28, Callable 7/15/26 @ 100 (a)	975,000	960,920
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 9/20/25 @ 100 (a)	973,807	963,521
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 6/20/25 @ 100 (a)	424,982	415,083
Enterprise Fleet Financing LLC, Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 5/20/26 @ 100 (a)	1,125,000	1,095,860
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26 @ 100 (a)	1,000,000	1,014,951
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	1,000,000	994,379
Evergreen Credit Card Trust, Series 2023-CRT3, Class C, 7.31%, 2/16/27 (a)	423,000	421,745
Evergreen Credit Card Trust, Series 2023-CRT3, Class B, 6.58%, 2/16/27 (a)	762,000	773,801
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26 (a)	1,500,000	1,412,137
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	1,000,000	1,005,929
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 7/15/24 @ 100 (a)	250,000	238,494
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 5/15/25 @ 100	1,000,000	951,054
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 1/15/25 @ 100	131,294	130,526
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 4/15/25 @ 100	1,500,000	1,461,390
Exeter Automobile Receivables Trust, Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 1/15/26 @ 100	1,000,000	1,020,578
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	988,070	887,630
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000,000	897,729
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,000,000	886,542
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 12/15/24 @ 100 (a)	1,000,000	943,990
Flagship Credit Auto Trust, Series 4, Class B, 1.49%, 2/15/27, Callable 4/15/26 @ 100 (a)	1,000,000	946,228
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 4/15/26 @ 100 (a)	1,000,000	930,703
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	1,000,000	891,223
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 11/15/24 @ 100	643,000	627,519
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100	360,000	354,917
Ford Credit Auto Owner Trust, Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100 (a)	1,000,000	1,001,653
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100 (a)	822,000	835,518
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100 (a)	2,000,000	1,954,561
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class B, 0.98%, 9/15/25	1,400,000	1,368,636
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 4/15/25 @ 100 (a)	600,000	576,508
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.59%, 6/15/27, Callable 9/15/25 @ 100 (a)	1,000,000	987,169

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 4/15/25 @ 100 (a)	$1,000,000	$945,059
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28, Callable 4/15/25 @ 100 (a)	626,000	628,295
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.16%, 6/16/25, Callable 9/15/24 @ 100 (a)	389,540	387,770
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 11/15/23 @ 100 (a)	1,000,000	988,338
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	977,074
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class B, 4.70%, 9/15/26, Callable 8/15/26 @ 100 (a)	1,000,000	987,455
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26 (a)	500,000	482,385
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25 (a)	215,282	212,814
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26 (a)	1,000,000	970,818
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	928,179
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	932,129
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27 (a)	1,000,000	1,000,050
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100 (a)	1,000,000	980,976
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100 (a)	1,000,000	963,646
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 1/18/24 @ 100	358,471	351,952
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (a)	109,493	109,305
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 2/20/24 @ 100 (a)	1,000,000	957,392
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 2/20/24 @ 100 (a)	1,300,000	1,265,641
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 4/20/25 @ 100 (a)	667,000	620,793
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 4/20/23 @ 100 (a)	772,494	771,246
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 4/15/25 @ 100	493,936	482,211
John Deere Owner Trust, Series 2021-B, Class A3, 0.52%, 3/16/26, Callable 4/15/25 @ 100	1,500,000	1,432,656
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 6/25/25 @ 100 (a)	393,356	378,951
JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 6/25/25 @ 100 (a)	312,510	296,488
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100 (a)	1,000,000	952,512
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 10/15/25 @ 100 (a)	327,610	317,573
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 6/15/26 @ 100 (a)	700,759	696,857
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 10/15/25 @ 100 (a)	1,000,000	908,200
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 10/15/25 @ 100 (a)	1,750,000	1,642,526
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 10/15/26 @ 100 (a)	453,000	451,841
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 6/15/26 @ 100 (a)	800,000	785,573
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,500,000	1,413,945
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27 (a)	600,000	595,433
Master Credit Card Trust II, Series 2022-1A, Class B, 1.97%, 7/21/26 (a)	1,000,000	942,435
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	903,000	778,654
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293,000	249,629

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2023
(Also Known as VictoryShares Short-Term Bond ETF)	(Unaudited)

Security Description	Principal Amount	Value
NMEF Funding LLC, Series 2022-A, Class A2, 2.58%, 10/16/28, Callable 8/15/25 @ 100 (a)	$849,134	$828,193
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 10/15/26 @ 100 (a)	1,000,000	1,003,993
NMEF Funding LLC, Series 2022-A, Class B, 3.35%, 10/16/28, Callable 8/15/25 @ 100 (a)	1,000,000	945,022
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	2,500,000	2,318,514
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 3/10/26 @ 100 (a)	1,000,000	955,813
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 9/15/25 @ 100 (a)	1,112,878	1,069,759
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 9/15/26 @ 100 (a)	1,000,000	1,002,896
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100 (a)	1,000,000	986,200
PenFed Auto Receivables Owner Trust, Series 2022-A, Class C, 4.83%, 12/15/28, Callable 3/15/26 @ 100 (a)	667,000	658,838
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 3/15/26 @ 100 (a)	202,000	199,610
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 4/15/23 @ 100 (a)	457,941	457,150
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	68,534	67,684
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100 (a)	761,488	745,205
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100 (a)	512,505	512,977
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100 (a)	873,158	873,239
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100 (a)	873,158	874,007
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100 (a)	609,191	596,858
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.72%, 8/16/32, Callable 4/15/26 @ 100 (a)	723,003	720,513
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100 (a)	221,322	212,466
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 9/15/24 @ 100	375,391	371,878
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100 (a)	2,000,000	1,929,430
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 10/20/29 @ 100 (a)	428,571	437,156
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 11/20/24 @ 100 (a)	275,035	272,459
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	437,164	430,692
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/15/40 (a)	785,714	779,402
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable 2/10/27 @ 100 (a)	2,000,000	1,981,748
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/25 @ 100 (a)	1,000,000	968,732
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	900,742
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	891,715
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 4/15/25 @ 100 (a)	1,000,000	926,508
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 12/15/25 @ 100 (a)	800,000	785,377
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 7/15/26 @ 100 (a)	500,000	500,097
Westlake Automobile Receivables Trust, Series 2022-1A, Class B, 2.75%, 3/15/27, Callable 6/15/25 @ 100 (a)	1,000,000	968,908
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000,000	997,469
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100 (a)	753,109	734,468

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2023
(Also Known as VictoryShares Short-Term Bond ETF)	(Unaudited)

Security Description	Principal Amount	Value
World Omni Select Auto Trust, Series 2021-A, Class A3, 0.53%, 3/15/27, Callable 7/15/25 @ 100	$1,815,292	$1,755,001
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 8/15/24 @ 100	120,510	120,101
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 11/15/26 @ 100	1,000,000	999,576
Total Asset-Backed Securities (Cost $129,132,253)		126,203,133

Collateralized Mortgage Obligations (5.6%)
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40 (a)(b)	1,000,000	881,352
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.17% (TSFR3M+230bps), 4/20/35, Callable 4/20/24 @ 100 (a)(c)	1,000,000	997,588
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.32% (LIBOR01M+364bps), 10/15/37 (a)(c)	1,000,000	947,752
BBCMS Mortgage Trust, Series 2020-BID, Class B, 7.22% (LIBOR01M+254bps), 10/15/37 (a)(c)	1,750,000	1,674,187
BPR Trust, Series 2021-TY, Class A, 5.73% (LIBOR01M+105bps), 9/15/38 (a)(c)	1,000,000	943,822
BPR Trust, Series 2021-TY, Class C, 6.38% (LIBOR01M+170bps), 9/15/38 (a)(c)	1,000,000	919,947
BPR Trust, Series 2022-STAR, Class A, 8.06% (TSFR1M+323bps), 8/15/24 (a)(c)	2,000,000	1,996,736
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.39% (LIBOR01M+145bps), 10/15/36 (a)(c)	2,465,000	2,406,795
BX Trust, Series 2022-LBA6, Class C, 6.43% (TSFR1M+160bps), 1/15/39 (a)(c)	1,000,000	948,045
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	1,000,000	984,914
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	488,773
COMM Mortgage Trust, Series 2014- 277P, Class C, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(b)	333,000	311,082
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(b)	3,000,000	2,864,388
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (b)	1,500,000	1,433,272
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	926,068
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	1,000,000	911,677
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.16%, 1/15/46, Callable 7/15/23 @ 100 (b)	1,000,000	989,308
KNDL Mortgage Trust, Series 2019-KNSQ, Class C, 5.73% (LIBOR01M+105bps), 5/15/36 (a)(c)	1,175,000	1,150,655
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 5.63% (LIBOR01M+95bps), 5/15/36 (a)(c)	500,000	491,096
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 5.48% (LIBOR03M+80bps), 2/20/28, Callable 5/20/23 @ 100 (a)(c)	99,340	98,886
SMRT, Series 2022-MINI, Class B, 6.18% (TSFR1M+135bps), 1/15/39 (a)(c)	1,000,000	959,691
SREIT Trust, Series 2021-MFP2, Class A, 5.51% (LIBOR01M+82bps), 11/15/36 (a)(c)	1,000,000	959,751
SREIT Trust, Series 2021-MFP2, Class B, 5.86% (LIBOR01M+117bps), 11/15/36 (a)(c)	1,000,000	951,772
Stratus CLO Ltd., Series 2021-3A, Class A, 5.76% (LIBOR03M+95bps), 12/29/29, Callable 4/20/23 @ 100 (a)(c)	860,163	849,937
Stratus CLO Ltd., Series 2021-3A, Class B, 6.36% (LIBOR03M+155bps), 12/29/29, Callable 4/20/23 @ 100 (a)(c)	821,000	797,905
Total Collateralized Mortgage Obligations (Cost $27,727,847)		26,885,399

Senior Secured Loans (0.5%)
Celanese US Holdings LLC, Delayed Term Loan, First Lien, 6.04% (SOFR01M+138bps), 10/31/23 (c)	1,000,000	1,000,000
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.56% (LIBOR03M+375bps), 10/20/27 (c)	1,425,000	1,474,704
Total Senior Secured Loans (Cost $2,458,137)		2,474,704

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2023
(Also Known as VictoryShares Short-Term Bond ETF)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (43.4%)
Communication Services (1.4%):
Magallanes, Inc., 3.64%, 3/15/25 (a)	$2,000,000	$1,935,069
Sprint Corp., 7.88%, 9/15/23	2,000,000	2,016,273
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100 (a)	1,054,000	1,047,423
TEGNA, Inc., 4.75%, 3/15/26, Callable 5/11/23 @ 102.38 (a)	2,000,000	1,896,444
		6,895,209
Consumer Discretionary (2.8%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100	1,000,000	1,034,107
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	712,935
Borgwarner Jersey, Ltd., 5.00%, 10/1/25 (a)	500,000	482,650
Daimler Trucks Finance North America LLC, 1.63%, 12/13/24 (a)	2,000,000	1,893,956
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	1,000,000	1,013,395
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	500,000	449,712
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 5/11/23 @ 103.47 (a)	2,000,000	1,867,345
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/11/23 @ 101.88	1,000,000	969,957
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 2/9/26 @ 100 (a)	3,044,000	2,696,639
1.85%, 9/16/26, Callable 8/16/26 @ 100 (a)	513,000	443,709
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/26/23 @ 100	1,500,000	1,433,199
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100	617,000	356,906
		13,354,510
Consumer Staples (0.7%):
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 4/15/29, Callable 4/15/24 @ 103.25 (a)	319,000	328,252
5.50%, 1/15/30, Callable 1/15/25 @ 102.75 (a)	1,000,000	955,154
Philip Morris International, Inc., 4.88%, 2/15/28, Callable 1/15/28 @ 100	2,000,000	2,017,290
		3,300,696
Energy (4.1%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 5/11/23 @ 100	500,000	496,945
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(c)	500,000	489,913
Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 5/11/23 @ 102.88 (a)	1,500,000	1,489,133
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100 (c)	1,000,000	882,382
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100 (c)(d)	167,000	147,413
4.90%, 2/1/24, Callable 11/1/23 @ 100	1,000,000	991,785
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	833,000	818,841
Laredo Petroleum, Inc., 9.50%, 1/15/25, Callable 5/11/23 @ 102.38	1,000,000	1,002,190
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	2,500,000	2,456,525
Murphy Oil Corp., 5.88%, 12/1/27, Callable 5/11/23 @ 102.94	1,690,000	1,652,739
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 5/11/23 @ 102.06 (a)	2,000,000	1,887,636
PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/11/23 @ 102.88	1,000,000	973,450
SM Energy Co., 5.63%, 6/1/25, Callable 5/11/23 @ 100.94	1,000,000	971,131
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27, Callable 5/11/23 @ 104.88	1,000,000	1,025,795
5.00%, 1/15/28, Callable 5/11/23 @ 102.5	871,000	848,681
Western Midstream Operating LP, 3.35%, 2/1/25, Callable 1/1/25 @ 100	2,000,000	1,912,180
Williams Cos., Inc. The, 5.40%, 3/2/26	1,000,000	1,020,015
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	505,765
		19,572,519
Financials (20.6%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	3,560,000	3,451,614
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 (e)	2,556,000	2,596,983
AmTrust Financial Services, Inc., 6.13%, 8/15/23	1,500,000	1,466,679
Antares Holdings LP
6.00%, 8/15/23, Callable 7/15/23 @ 100 (a)	1,546,000	1,536,660
8.50%, 5/18/25, Callable 4/18/25 @ 100 (a)	1,000,000	1,019,197
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	687,592

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2023
(Also Known as VictoryShares Short-Term Bond ETF)	(Unaudited)

Security Description	Principal Amount	Value
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100	$1,765,000	$1,784,744
Athene Global Funding
2.80%, 5/26/23 (a)	750,000	746,185
1.20%, 10/13/23 (a)	500,000	485,296
1.72%, 1/7/25 (a)	2,000,000	1,861,688
Blackstone Private Credit Fund
1.75%, 9/15/24 (a)	1,000,000	929,257
2.35%, 11/22/24 (a)	1,000,000	928,194
7.05%, 9/29/25 (a)	1,000,000	995,630
BMW US Capital LLC, 3.25%, 4/1/25(a)	1,000,000	972,955
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	1,832,000	1,712,170
Cadence Bank, 7.25% (US0003M+454bps), 6/28/29, Callable 6/28/24 @ 100 (a)(c)	1,000,000	988,433
Capital One Financial Corp., 5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100 (c)	1,000,000	974,799
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100 (c)	113,000	106,400
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100 (c)	2,000,000	1,883,546
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 4/21/23 @ 101.66 (e)	500,000	467,520
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	250,000	235,374
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100 (a)	925,000	901,724
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27	585,249	572,613
F&G Global Funding, 5.15%, 7/7/25(a)	1,000,000	984,836
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100 (c)	2,166,000	1,884,751
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (c)	1,000,000	920,320
First Financial Bancorp, 5.13%, 8/25/25	1,000,000	922,646
First Horizon Corp.
3.55%, 5/26/23, Callable 5/11/23 @ 100	500,000	495,197
4.00%, 5/26/25, Callable 4/26/25 @ 100	1,000,000	930,969
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	927,674
2.70%, 8/10/26, Callable 7/10/26 @ 100	2,000,000	1,780,236
FS KKR Capital Corp.
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	1,400,000	1,310,900
3.40%, 1/15/26, Callable 12/15/25 @ 100	2,024,000	1,823,246
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (c)	1,000,000	926,291
GA Global Funding Trust, 1.63%, 1/15/26 (a)	500,000	450,913
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100 (c)(d)	1,150,000	949,890
Hyundai Capital America, 5.50%, 3/30/26 (a)	1,000,000	1,001,796
KeyCorp., 3.88% (SOFR+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN (c)	2,000,000	1,925,653
Luther Burbank Corp., 6.50%, 9/30/24, Callable 8/31/24 @ 100 (a)	1,250,000	1,243,985
Main Street Capital Corp.
5.20%, 5/1/24	2,400,000	2,350,600
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	437,775
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100	2,000,000	1,883,280
Morgan Stanley, 0.79% (SOFR+53bps), 5/30/25, Callable 5/30/24 @ 100 (c)	2,000,000	1,893,753
National General Holdings Corp., 6.75%, 5/15/24 (a)	1,000,000	1,004,945
OneMain Finance Corp., 8.25%, 10/1/23	500,000	501,424
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	2,000,000	1,946,007
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	1,000,000	987,503
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000,000	974,473
PNC Financial Services Group, Inc. The, 3.90%, 4/29/24, Callable 3/29/24 @ 100	1,250,000	1,224,896
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a)	1,000,000	999,738
ProAssurance Corp., 5.30%, 11/15/23	1,809,000	1,794,933
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (c)	2,363,000	2,324,291
Radian Group, Inc., 4.50%, 10/1/24, Callable 7/1/24 @ 100	2,503,000	2,429,146
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (c)	2,998,000	2,734,698
SCE Recovery Funding LLC, 0.86%, 11/15/31	1,732,651	1,475,091
SLM Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100	1,650,000	1,485,527
Starwood Property Trust, Inc.
3.75%, 12/31/24, Callable 9/30/24 @ 100 (a)	250,000	231,024
3.63%, 7/15/26, Callable 1/15/26 @ 100 (a)	500,000	415,166
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	1,500,000	1,180,342
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100	1,000,000	937,672
Synchrony Financial

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
4.88%, 6/13/25, Callable 5/13/25 @ 100	$1,000,000	$927,203
3.95%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	848,280
Synovus Bank Columbus Ga, 5.63%, 2/15/28, Callable 1/15/28 @ 100	1,000,000	906,963
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (c)	1,500,000	1,219,258
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (c)	1,500,000	1,230,609
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (c)	2,376,000	2,259,015
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100 (c)	3,000,000	2,843,010
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (c)	2,000,000	1,895,738
The Prudential Insurance Co. of America, 8.30%, 7/1/25 (a)	1,000,000	1,055,056
TIAA FSB Holdings, Inc.
5.75%, 7/2/25, Callable 6/2/25 @ 100	1,000,000	944,706
9.57% (LIBOR03M+470bps), 3/15/26, Callable 5/11/23 @ 100 (c)	750,000	739,646
Toyota Motor Credit Corp., 4.80%, 1/10/25	1,000,000	1,006,808
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (c)	3,000,000	2,792,150
U.S. Bancorp, 3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN	1,500,000	1,391,967
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	750,000	711,320
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	2,550,000	2,435,786
		98,204,355
Health Care (1.6%):
Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100	1,000,000	1,021,220
Astrazeneca Finance LLC, 0.70%, 5/28/24, Callable 5/11/23 @ 100	1,000,000	956,129
CommonSpirit Health, 6.07%, 11/1/27, Callable 8/1/27 @ 100	1,500,000	1,540,347
CVS Health Corp., 5.00%, 2/20/26, Callable 1/20/26 @ 100	1,000,000	1,011,549
HCA, Inc., 7.50%, 12/15/23	1,000,000	1,008,724
Hikma Finance USA LLC, 3.25%, 7/9/25	2,000,000	1,879,405
		7,417,374
Industrials (3.5%):
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,000,000	985,388
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 4/26/23 @ 102.19 (a)	3,435,000	3,274,330
Aviation Capital Group LLC
3.88%, 5/1/23 (a)	1,000,000	997,564
5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	1,000,000	988,425
British Airways Pass Through Trust, 4.63%, 6/20/24 (a)	500,000	493,388
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28	850,515	746,845
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100	1,600,000	1,566,769
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)	1,700,000	1,695,946
Regal Rexnord Corp.
6.05%, 2/15/26 (a)	1,000,000	1,006,840
6.05%, 4/15/28, Callable 3/15/28 @ 100 (a)	1,000,000	1,003,724
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	793,021	776,241
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 3/6/24 @ 100	1,000,000	1,009,535
The Nature Conservancy, 0.63%, 7/1/24	650,000	612,228
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	286,715	270,755
United Airlines Pass Through Trust
4.15%, 4/11/24	532,422	521,417
4.88%, 1/15/26	248,161	239,299
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75 (a)	500,000	519,832
		16,708,526
Information Technology (1.4%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100	1,000,000	1,002,046
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100	825,000	750,946
Intel Corp., 4.88%, 2/10/28, Callable 1/10/28 @ 100	1,667,000	1,693,468
Micron Technology, Inc., 6.75%, 11/1/29, Callable 9/1/29 @ 100	1,000,000	1,063,915
Qorvo, Inc., 1.75%, 12/15/24, Callable 4/21/23 @ 100 (a)	1,675,000	1,562,065
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100	500,000	481,599
		6,554,039

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Materials (2.1%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	$1,000,000	$944,670
Berry Global, Inc., 4.88%, 7/15/26, Callable 5/11/23 @ 102.44 (a)	3,150,000	3,070,707
Celanese US Holdings LLC
5.90%, 7/5/24	1,000,000	1,000,469
1.40%, 8/5/26, Callable 7/5/26 @ 100	1,000,000	859,256
6.17%, 7/15/27, Callable 6/15/27 @ 100	1,000,000	1,010,960
Cleveland-Cliffs, Inc., 6.75%, 3/15/26, Callable 5/11/23 @ 103.38 (a)	1,000,000	1,017,414
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 5/11/23 @ 102.5	1,000,000	984,509
Vulcan Materials Co., 5.80%, 3/1/26, Callable 3/1/24 @ 100	1,000,000	1,009,653
		9,897,638
Real Estate (4.4%):
Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100	1,500,000	1,485,946
Boston Properties, LP, 3.13%, 9/1/23, Callable 6/1/23 @ 100	750,000	734,821
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100	1,044,000	1,009,026
Kilroy Realty, LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100	1,100,000	997,908
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100	500,000	475,376
Kite Realty Group, LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100	500,000	458,407
LXP Industrial Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	1,000,000	978,535

MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 5/11/23 @ 102.5	2,500,000	2,055,757
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	800,000	793,810
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	3,418,000	3,382,797
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 5/11/23 @ 100	497,000	491,911
Piedmont Operating Partnership, LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	1,750,000	1,654,719
Realty Income Corp., 5.05%, 1/13/26, Callable 1/13/24 @ 100	1,000,000	994,413
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23, Callable 9/15/23 @ 100	1,000,000	985,800
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	2,250,000	2,131,368
6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	421,000	444,321
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 5/11/23 @ 100.88 (a)	864,000	818,576
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	1,500,000	1,203,951
		21,097,442
Utilities (0.8%):
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100	1,000,000	1,034,734
Florida Power Light Co., 5.05%, 4/1/28, Callable 3/1/28 @ 100	1,000,000	1,033,534
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	1,000,000	1,017,538
Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	1,000,000	975,919
		4,061,725
Total Corporate Bonds (Cost $213,813,033)		207,064,033

Yankee Dollars (10.7%)
Consumer Discretionary (0.1%):
Stellantis NV, 5.25%, 4/15/23	500,000	499,598

Consumer Staples (0.3%):
Imperial Brands Finance PLC, 3.13%, 7/26/24, Callable 6/26/24 @ 100 (a)	948,000	918,118
Leviathan Bond Ltd., 5.75%, 6/30/23, Callable 5/11/23 @ 100 (a)	500,000	498,314
		1,416,432
Energy (1.6%):
Enbridge, Inc., 5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100 (c)	600,000	535,463
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a)	405,995	378,272
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	1,500,000	1,335,279
Petroleos Mexicanos, 8.63%, 12/1/23	1,000,000	1,003,118
Transcanada Pipelines, Ltd., 6.20%, 3/9/26, Callable 3/9/24 @ 100	1,000,000	1,006,936
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100 (a)	1,000,000	956,376

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
7.50%, 1/15/28, Callable 12/15/27 @ 100 (a)	$2,334,000	$2,453,254
		7,668,698
Financials (4.3%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	974,477
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	750,000	665,792
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(c)	1,500,000	1,460,970
Barclays PLC, 7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100 (c)	1,000,000	1,028,390
BAT International Finance PLC
1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	910,742
4.45%, 3/16/28, Callable 2/16/28 @ 100	1,000,000	950,851
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (c)	2,000,000	1,915,827
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)	400,000	383,227
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25 (a)	1,000,000	975,484
NatWest Group PLC
6.10%, 6/10/23	500,000	499,046
7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100 (c)	1,000,000	1,037,240
Ontario Teachers' Finance Trust, 0.38%, 9/29/23 (a)	1,000,000	977,426
ORIX Corp., 5.00%, 9/13/27	1,000,000	999,064
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	2,100,000	1,991,510
Popular, Inc., 6.13%, 9/14/23, Callable 8/14/23 @ 100	2,135,000	2,109,493
Santander UK Group Holdings PLC, 6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @ 100 (c)	2,000,000	2,034,396
Standard Chartered PLC, 6.30% (H15T1Y+245bps), 1/9/29, Callable 1/9/28 @ 100 (a)(c)	1,000,000	1,019,344
VEON Holdings BV, 5.95%, 10/13/23	500,000	479,856
		20,413,135
Industrials (0.6%):
Air Canada Pass Through Trust
5.00%, 12/15/23 (a)	196,666	196,312
4.13%, 5/15/25 (a)	1,527,900	1,436,120
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	1,455,000	1,310,374
		2,942,806
Information Technology (1.1%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100 (a)	2,892,000	2,981,669
SK Hynix, Inc., 6.25%, 1/17/26 (a)	2,000,000	2,019,783
		5,001,452
Materials (2.5%):
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 6/15/23 @ 102.75 (a)(e)	1,613,000	1,592,232
ArcelorMittal SA, 6.55%, 11/29/27, Callable 10/29/27 @ 100	1,500,000	1,563,949
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100 (a)	2,000,000	1,828,049
OCI NV, 4.63%, 10/15/25, Callable 5/11/23 @ 102.31 (a)	2,000,000	1,905,371
POSCO
4.38%, 8/4/25 (a)	1,000,000	984,611
5.75%, 1/17/28 (a)	250,000	257,414
Syngenta Finance NV
4.44%, 4/24/23 (a)	1,644,000	1,642,365
4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	1,423,000	1,387,779
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (a)	1,000,000	985,920
		12,147,690
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @ 100 (a)	1,000,000	935,590
Total Yankee Dollars (Cost $51,842,872)		51,025,401

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (4.4%)
California (0.7%):
California Municipal Finance Authority Revenue, 1.36%, 2/1/24	$495,000	$478,792
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @ 100	1,065,000	925,059
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,385,000	1,232,979
City of Gardena Revenue, 1.30%, 4/1/23	565,000	565,000
Placentia Public Financing Authority Revenue, Series A, 1.93%, 6/1/23	300,000	298,380
		3,500,210
Colorado (0.4%):
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26	420,000	391,684
Denver City & County Housing Authority Revenue, 1.33%, 6/1/24, Continuously Callable @ 100	750,000	717,013
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	687,806
		1,796,503
Florida (0.2%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,177,597

Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series B, 0.90%, 7/1/23	300,000	297,010

Illinois (0.2%):
State of Illinois Sales Tax Revenue, Series B, 0.94%, 6/15/24	1,000,000	950,397

Indiana (0.2%):
Indiana Finance Authority Revenue
0.96%, 3/1/2024	450,000	434,222
1.41%, 3/1/2025	570,000	537,937
		972,159
Maine (0.1%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	551,979

Maryland (0.4%):
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/2025	1,000,000	929,805
1.89%, 1/1/2026	1,000,000	898,018
		1,827,823
Michigan (0.3%):
Michigan Finance Authority Revenue
2.21%, 12/1/2023	185,000	181,750
2.31%, 12/1/2024	105,000	101,227
Series A-1, 2.33%, 6/1/2030	497,786	489,052
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	494,193
		1,266,222
Nebraska (0.1%):
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @ 100	545,000	522,470

New Jersey (0.4%):
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/2024	750,000	714,221
Series B, 2.20%, 11/1/2025	750,000	698,285
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	404,056
		1,816,562
Oklahoma (0.1%):
The University of Oklahoma Revenue, Series B, 0.93%, 7/1/24	350,000	333,754

Pennsylvania (0.1%):
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	483,299

Rhode Island (0.1%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	610,000	582,912

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	$600,000	$572,991

Texas (0.9%):
Aledo Independent School District, GO (NBGA - Texas Permanent School Fund), 2/15/24 (f)	250,000	239,640
Harris County Cultural Education Facilities Finance Corp. Revenue
1.59%, 11/15/2023	675,000	659,690
1.84%, 11/15/2024	500,000	475,758
Series B, 2.30%, 5/15/2024	600,000	578,573
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	730,561
State of Texas, GO, 3.11%, 10/1/23	500,000	495,126
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.07%, 9/1/2023	525,000	515,780
1.36%, 9/1/2024	700,000	664,802
		4,359,930
Total Municipal Bonds (Cost $22,176,360)		21,011,818

U.S. Treasury Obligations (4.0%)
U.S. Treasury Notes
0.50%, 11/30/23	3,000,000	2,917,617
3.00%, 7/31/24	2,000,000	1,963,203
4.50%, 11/30/24	10,000,000	10,038,672
4.25%, 10/15/25	4,000,000	4,031,563
Total U.S. Treasury Obligations (Cost $18,891,305)		18,951,055

Commercial Papers (5.7%)(g)
Aviation Capital Group, 5.10%, 4/3/23 (a)	1,600,000	1,599,321
Canadian Natural Resources Ltd., 5.44%, 4/12/23 (a)	1,000,000	998,189
Crown Castle International Corp., 5.45%, 4/6/23 (a)	1,000,000	999,093
Global Payments, Inc., 5.61%, 4/5/23 (a)	4,700,000	4,696,341
International Flavors & Fragrance, Inc., 5.19%, 4/14/23 (a)	1,500,000	1,496,981
Jabil, Inc., 5.65%, 4/6/23 (a)	2,200,000	2,197,931
Jabil, Inc., 5.62%, 4/3/23 (a)	2,500,000	2,498,829
Ovintiv, Inc., 5.48%, 4/10/23 (a)	4,000,000	3,993,923
Quanta Services, Inc., 5.46%, 4/4/23 (a)	4,700,000	4,697,149
Walgreens Boots Alliance, Inc., 5.24%, 4/3/23 (a)	3,200,000	3,198,603
Walgreens Boots Alliance, Inc., 5.27%, 4/6/23 (a)	700,000	699,385
Total Commercial Papers (Cost $27,080,257)		27,075,745

	Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (h)	985,410	985,410
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (h)	985,410	985,410
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (h)	985,410	985,410
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (h)	985,410	985,410
Total Collateral for Securities Loaned (Cost $3,941,640)		3,941,640
Total Investments (Cost $497,063,704) — 101.5%		484,632,928
Liabilities in excess of other assets — (1.5)%		(7,322,559)
NET ASSETS - 100.00%		$477,310,369

^	Purchased with cash collateral from securities on loan.

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $263,596,603 and amounted to 55.2% of net assets.

(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2023.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.

(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

Victory Portfolios II
VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Short-Term Bond ETF)	March 31, 2023
(Unaudited)

(e)	All or a portion of this security is on loan.

(f)	Zero-coupon bond.

(g)	Rate represents the effective yield at March 31, 2023.

(h)	Rate disclosed is the daily yield on March 31, 2023.

bps—Basis points

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

IDA—Industrial Development Authority

LIBOR—London Interbank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

SOFR01M—1 Month SOFR, rate disclosed as of March 31, 2023.

TSFR1M—1 month Term SOFR, rate disclosed as of March 31, 2023.

TSFR3M—3 month Term SOFR, rate disclosed as of March 31, 2023.

US0003M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

USSW5—USD 5 Year Swap Rate, rate disclosed as of March 31, 2023.

Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (9.6%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500,000	$1,321,231
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 11/13/24 @ 100 (a)	1,000,000	961,751
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 11/13/24 @ 100 (a)	1,000,000	983,053
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class B, 1.17%, 8/18/27, Callable 4/18/26 @ 100	1,000,000	925,485
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100 (a)	1,600,000	1,494,550
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	841,848	805,846
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100 (a)	1,500,000	1,494,111
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 3/15/25 @ 100 (a)	467,000	445,550
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (a)	762,000	735,638
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 6/15/23 @ 100 (a)	509,523	506,080
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 10/20/23 @ 100 (a)	1,000,000	994,667
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	1,000,000	1,030,594
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25,Callable 10/20/24 @ 100 (a)	500,000	483,777
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 8/15/23 @ 100 (a)	1,062,000	1,035,518
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 11/19/23 @ 100 (a)	433,000	423,943
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	2,300,000	2,196,309
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 3/15/24 @ 100	1,275,000	1,240,282
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 5/15/24 @ 100	780,000	777,533
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26, Callable 4/15/25 @ 100	2,000,000	1,844,893
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 1/10/27 @ 100	1,500,000	1,289,553
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 9/14/26 @ 100 (a)	1,000,000	1,012,037
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,418,472	1,251,879
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 5/15/24 @ 100 (a)	1,500,000	1,480,947
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 5/15/27 @ 100 (a)	2,000,000	2,077,618
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 12/15/25 @ 100 (a)	1,200,000	1,158,020
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 12/15/23 @ 100 (a)	344,247	343,353
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 10/15/26 @ 100 (a)	1,500,000	1,555,593
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	1,038,000	970,105
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	6,418	6,405
Dell Equipment Finance Trust, Series 2023-1A3, Class A3, 5.65%, 9/22/28, Callable 10/22/25 @ 100 (a)	1,000,000	1,004,355
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	1,000,000	855,818
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,125,000	970,915
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 8/20/25 @ 100 (a)	2,000,000	1,946,125
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	1,327,000	1,253,754
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 9/15/25 @ 100 (a)	2,000,000	1,957,687
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 2/15/24 @ 100 (a)	265,498	263,006
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/16/27, Callable 2/15/24 @ 100 (a)	1,187,000	1,157,109
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 6/20/23 @ 100 (a)	820,000	813,506

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 22-1, Class A3, 3.27%, 1/20/28, Callable 6/20/25 @ 100 (a)	$1,000,000	$954,737
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26 @ 100 (a)	2,000,000	2,029,903
Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.38%, 7/20/29, Callable 5/20/26 @ 100 (a)	1,000,000	981,492
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	1,500,000	1,482,552
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	1,000,000	1,005,929
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26, Callable 2/15/24 @ 100 (a)	1,200,000	1,168,990
Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.05%, 5/15/26, Callable 5/15/25 @ 100	989,094	970,724
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 4/25/23 @ 100 (a)	500,000	475,692
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 4/15/23 @ 100 (a)	750,000	749,739
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 1/15/24 @ 100 (a)	458,719	456,851
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	1,153,846	1,011,118
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 2/15/25 @ 100 (a)	1,000,000	994,700
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26, Callable 8/15/25 @ 100	800,000	798,463
Ford Credit Auto Owner Trust, Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100 (a)	822,000	835,518
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,403,116
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 4/15/25 @ 100 (a)	1,200,000	1,153,017
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 6/15/24 @ 100 (a)	1,203,977	1,187,833
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28, Callable 4/15/25 @ 100 (a)	1,253,000	1,257,593
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 11/15/23 @ 100 (a)	1,000,000	988,338
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 2/15/24 @ 100 (a)	1,500,000	1,465,611
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24, Callable 4/16/23 @ 100	2,000,000	1,997,798
GM Financial Consumer Automobile Receivables Trust, Series 19-4, Class A4, 1.76%, 1/16/25, Callable 7/16/23 @ 100	304,078	301,792
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 1/16/24 @ 100	750,000	731,338
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 9/16/23 @ 100	1,000,000	985,719
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	1,000,000	883,564
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	1,000,000	958,799
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,333,000	1,243,239
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 4/20/25 @ 100 (a)	2,000,000	1,881,380
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 2/20/24 @ 100 (a)	1,500,000	1,436,087
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 4/20/23 @ 100 (a)	772,494	771,246
Hyundai Auto Receivables Trust, Series 2021-C, Class B, 1.49%, 12/15/27, Callable 2/15/26 @ 100	2,000,000	1,819,275
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 4/15/25 @ 100	1,271,000	1,177,224
John Deere Owner Trust, Series 22-A, Class A4, 2.49%, 1/16/29, Callable 11/15/25 @ 100	1,000,000	945,600
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 6/15/23 @ 100	2,000,000	1,983,757
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/25 @ 100 (a)	281,876	271,713
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/25 @ 100 (a)	294,294	284,977

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 9/15/23 @ 100 (a)	$433,000	$427,431
Kubota Credit Owner Trust, Series 22-1A, Class A4, 2.78%, 2/15/28, Callable 2/15/26 @ 100 (a)	2,000,000	1,877,853
LAD Auto Receivables Trust, Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 10/15/26 @100 (a)	600,000	587,861
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 10/15/25 @ 100 (a)	655,220	635,145
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 10/15/25 @ 100 (a)	1,500,000	1,362,299
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 6/15/26 @ 100 (a)	1,600,000	1,571,146
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	539,000	508,834
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	625,000	559,030
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44 (a)	1,500,000	1,425,719
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 7/20/26 @ 100 (a)	520,793	478,424
Navient Student Loan Trust, Series 2018-2A, Class B, 6.00% (LIBOR01M+115bps), 3/25/67, Callable 11/25/34 @ 100 (a)(b)	1,000,000	911,108
Navient Student Loan Trust, Series 2015-2, Class B, 6.35% (LIBOR01M+150bps), 8/25/50, Callable 8/25/31 @ 100 (b)	3,000,000	2,674,001
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 7/25/34 @ 100 (a)	2,376,897	2,158,439
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,807,000	1,558,170
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100 (a)	708,141	633,846
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49, Callable 4/20/23 @ 100 (a)	498,295	456,150
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @ 100 (a)	1,500,000	1,378,537
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 1/15/24 @ 100 (a)	1,000,000	977,744
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 3/15/26 @ 100 (a)	749,000	740,138
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100 (a)	1,000,000	986,200
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 4/15/23 @ 100 (a)	457,941	457,150
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 11/15/23 @ 100 (a)	444,830	442,374
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 10/15/25 @ 100 (a)	1,000,000	934,099
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	1,098,743	976,944
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	943,304
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 4/15/26 @ 100 (a)	667,331	664,612
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100 (a)	609,191	596,164
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100 (a)	1,011,884	971,396
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 10/15/24 @ 100 (a)	1,000,000	995,585
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable 7/15/25 @ 100	1,062,000	1,040,865
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100 (a)	1,500,000	1,447,073
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 10/20/29 @ 100 (a)	1,071,429	1,092,890
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 3/20/25 @ 100 (a)	1,529,000	1,473,383
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	291,443	287,128
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/40 (a)	1,000,000	1,012,583
SLM Student Loan Trust, Series 2007-1, Class B, 5.04% (LIBOR03M+22bps), 1/27/42, Callable 7/25/29 @ 100 (b)	251,031	223,961

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
SLM Student Loan Trust, Series 2006-10, Class B, 5.04% (LIBOR03M+22bps), 3/25/44, Callable 4/25/32 @ 100 (b)	$157,143	$143,500
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	1,995,600
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 4/25/35, Callable 4/25/27 @ 100 (a)	2,000,000	1,924,970
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	2,000,000	1,793,243
Toyota Auto Receivables Trust, Series 2023-A, Class A3, 4.63%, 9/15/27, Callable 3/15/27 @ 100	4,000,000	3,985,775
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 5/23/23 @ 100 (a)	415,406	413,725
Trillium Credit Card Trust II, Series 2021-1A, Class A, 1.53%, 10/26/29 (a)	2,000,000	1,796,701
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	2,000,000	1,790,349
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100 (a)	500,000	454,990
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	891,715
Volvo Financial Equipment LLC, Series 2020-1A, Class A3, 0.51%, 10/15/24, Callable 8/15/24 @ 100 (a)	624,050	614,470
WEPCO ENVIRONMENTAL TRUST FINANCE I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	1,337,394	1,141,427
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 12/15/25 @ 100 (a)	1,071,000	1,056,102
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 4/15/25 @ 100 (a)	1,000,000	946,309
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable 1/15/24 @ 100 (a)	1,000,000	974,750
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000,000	997,469
Total Asset-Backed Securities (Cost $142,323,465)		136,502,701

Collateralized Mortgage Obligations (3.8%)
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.29%, 2/15/55, Callable 2/15/32 @ 100 (a)(c)	2,000,000	1,723,195
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40 (a)(c)	1,000,000	881,352
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40 (a)(c)	1,740,000	1,606,402
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a)(c)	1,000,000	849,518
BBCMS Mortgage Trust, Series 2020-BID, Class B, 7.22% (LIBOR01M+254bps), 10/15/37 (a)(b)	1,750,000	1,674,187
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	540,540	487,779
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 3/15/30 @ 100	1,000,000	882,185
BPR Trust, Series 2021-TY, Class A, 5.73% (LIBOR01M+105bps), 9/15/38 (a)(b)	865,000	816,406
BPR Trust, Series 2022-STAR, Class A, 8.06% (TSFR1M+323bps), 8/15/24 (a)(b)	2,690,909	2,686,517
BPR Trust, Series 2022-OANA, Class B, 7.27% (TSFR1M+245bps), 4/15/37 (a)(b)	2,000,000	1,878,782
BPR Trust, Series 2022-OANA, Class D, 8.52% (TSFR1M+370bps), 4/15/37 (a)(b)	1,000,000	937,440
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 6.02% (LIBOR01M+108bps), 10/15/36 (a)(b)	218,450	214,418
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 6.19% (LIBOR01M+125bps), 10/15/36 (a)(b)	566,950	554,442
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.39% (LIBOR01M+145bps), 10/15/36 (a)(b)	1,015,750	991,766
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.97% (TSFR1M+314bps), 6/15/27 (a)(b)	1,500,000	1,466,203
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	2,000,000	1,969,827
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100 (a)	923,077	788,851
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a)(c)	1,500,000	1,112,604
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a)(c)	500,000	341,522
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (a)(c)	550,000	426,398
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 2/15/53, Callable 2/15/30 @ 100	732,000	658,719

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	$500,000	$453,255
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	487,371
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	1,672,487
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100 (c)	250,000	233,247
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.30%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	792,352
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	1,750,000	1,672,151
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	1,500,000	1,169,387
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	2,420,000	2,310,606
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41 (a)	2,252,000	1,948,039
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,750,000	1,459,915
Extended Stay America Trust, Series 2021-ESH, Class B, 6.06% (LIBOR01M+138bps), 7/15/38 (a)(b)	759,261	735,534
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	916,183
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.56% (TSFR1M+73bps), 8/15/36 (a)(b)	1,000,000	987,820
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,500,000	1,389,102
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a)(c)	535,000	450,232
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	1,000,000	911,677
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32 (a)	2,000,000	1,712,527
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 7.57% (TSFR1M+274bps), 10/15/39 (a)(b)	2,000,000	1,952,750
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)(c)	1,000,000	794,271
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 4/15/23 @ 100 (c)	246,540	243,463
Magnetite XXXV Ltd., Series 2022-35A, Class A1, 6.71% (TSFR3M+205bps), 10/25/35, Callable 10/25/23 @ 100 (a)(b)	1,000,000	1,000,961
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	750,000	637,593
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.48% (LIBOR01M+80bps), 4/15/38 (a)(b)	2,290,000	2,212,174
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/43 (a)	1,000,000	740,363
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 6.22% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100 (a)(b)	964,517	959,348
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	800,000	636,987
SMRT, Series 2022-MINI, Class B, 6.18% (TSFR1M+135bps), 1/15/39 (a)(b)	1,500,000	1,439,536
SREIT Trust, Series 2021-MFP2, Class B, 5.86% (LIBOR01M+117bps), 11/15/36 (a)(b)	1,500,000	1,427,659
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 8/17/36 (a)(c)	250,000	226,858

Total Collateralized Mortgage Obligations (Cost $58,990,013)		54,522,361

Corporate Bonds (29.5%)
Communication Services (1.7%):
AT&T, Inc.
4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	979,217
3.10%, 2/1/43, Callable 8/1/42 @ 100	2,000,000	1,476,795
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	463,584
2.25%, 1/15/29, Callable 11/15/28 @ 100	2,000,000	1,667,850
2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500,000	1,901,189
5.38%, 4/1/38, Callable 10/1/37 @ 100	750,000	652,389
Comcast Corp.
3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	721,078
2.89%, 11/1/51, Callable 5/1/51 @ 100 (a)	1,250,000	853,013
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	991,130
Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(a)	2,000,000	1,859,861

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100	$444,000	$402,048
4.20%, 6/1/29, Callable 3/1/29 @ 100	1,250,000	1,147,885
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 4/21/23 @ 102.38	643,000	635,814
3.88%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	937,889
2.25%, 11/15/31, Callable 8/15/31 @ 100	4,500,000	3,683,657
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	1,500,000	1,336,483
3.40%, 3/22/41, Callable 9/22/40 @ 100	4,000,000	3,183,960
Warnermedia Holdings, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(a)	1,000,000	892,279
		23,786,121
Consumer Discretionary (2.2%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	2,000,000	1,700,001
American Honda Finance Corp., 1.30%, 9/9/26	1,000,000	897,917
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	3,000,000	2,304,290
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	461,326
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	1,500,000	1,136,557
Daimler Finance North America LLC
3.70%, 5/4/23 (a)	1,000,000	998,463
3.45%, 1/6/27 (a)	1,000,000	955,373
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a)	1,050,000	906,236
General Motors Financial Co., Inc., 4.30%, 4/6/29, Callable 2/6/29 @ 100	1,500,000	1,397,580
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	1,000,000	899,423
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	1,000,000	830,906
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100	3,500,000	3,187,402
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100	1,500,000	1,004,229
Marriott International, Inc.
2.85%, 4/15/31, Callable 1/15/31 @ 100	2,000,000	1,704,248
3.50%, 10/15/32, Callable 7/15/32 @ 100	1,000,000	876,486
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	923,039
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	235,000	198,045
Newell Brands, Inc.
4.70%, 4/1/26, Callable 1/1/26 @ 100	500,000	481,375
6.38%, 9/15/27, Callable 6/15/27 @ 100	750,000	756,838
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100	750,000	535,459
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	2,000,000	1,580,939
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	962,012
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	1,300,000	956,380
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	3,000,000	2,516,235
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	1,400,000	882,857
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	1,000,000	793,975
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a)	1,500,000	1,459,107
		31,306,698
Consumer Staples (2.2%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100 (a)	1,500,000	1,187,730
2.80%, 2/10/51, Callable 8/2/50 @ 100 (a)	1,000,000	647,680
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	1,500,000	1,180,799
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,500,000	1,414,900
4.38%, 4/15/38, Callable 10/15/37 @ 100	1,500,000	1,422,855
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	524,935
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	930,735
3.75%, 7/15/42	750,000	639,786
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100	1,000,000	811,294
7.75%, 10/19/32, Callable 7/19/32 @ 100	1,000,000	1,109,040
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	1,020,287
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	2,000,000	1,700,223

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100 (a)	$1,000,000	$829,067
5.13%, 10/11/32, Callable 7/11/32 @ 100 (a)	1,500,000	1,548,796
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	836,631
Constellation Brands, Inc.
3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	722,989
2.25%, 8/1/31, Callable 5/1/31 @ 100	1,769,000	1,453,038
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	943,783
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26 @ 100(a)	1,500,000	1,321,695
Keurig Dr Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100	750,000	719,093
2.25%, 3/15/31, Callable 12/15/30 @ 100	1,000,000	838,540
4.50%, 4/15/52, Callable 10/15/51 @ 100	1,000,000	888,860
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,000,000	956,740
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100(a)	1,000,000	874,200
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	802,170
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100	2,000,000	2,043,747
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	1,500,000	1,250,406
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	1,710,831
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	1,000,000	747,843
		31,078,693
Energy (1.4%):
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	500,000	488,306
4.80%, 5/3/29, Callable 2/3/29 @ 100	500,000	490,326
Boardwalk Pipelines, LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100	1,000,000	861,907
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	887,326
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,091,000	939,920
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100 (b)	1,000,000	882,381
4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	938,027
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	514,000	539,726
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a)	1,500,000	1,276,448
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a)	1,334,000	1,204,550
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13(a)	1,000,000	950,691
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	1,793,691
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)	2,500,000	2,335,660
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	485,221
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	717,825
4.80%, 2/15/29, Callable 11/15/28 @ 100	250,000	247,434
Murphy Oil Corp., 5.75%, 8/15/25, Callable 5/11/23 @ 101.44	278,000	275,946
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	390,908
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100(a)	1,000,000	914,370
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	1,500,000	1,219,516
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	2,038,914
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	1,000,000	895,425
		20,774,518
Financials (7.5%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100(d)	833,000	846,356
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b)	1,500,000	1,474,333
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	1,000,000	766,238
Assurant, Inc.
6.10%, 2/27/26, Callable 1/27/26 @ 100	882,000	891,866
2.65%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	758,445
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	833,477
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100 (b)	1,000,000	852,680
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	500,000	452,335
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	3,750,000	3,065,325
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100 (b)	1,000,000	757,541

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100(a)	$1,000,000	$770,889
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100(a)	1,290,000	1,084,571
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)	1,000,000	747,815
BMW U.S. Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(a)(d)	1,500,000	1,391,138
BMW US Capital LLC
1.25%, 8/12/26, Callable 7/12/26 @ 100 (a)	1,000,000	897,881
3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	962,999
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	1,000,000	900,997
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100(b)	625,000	581,413
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	909,537
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b)	1,000,000	713,906
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100 (b)	1,000,000	971,980
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(b)	2,000,000	1,634,284
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100 (b)	907,000	854,022
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100 (b)	500,000	470,886
Citizens Financial Group, Inc.
2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	1,579,602
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100 (b)	1,000,000	920,778
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100(a)(b)	500,000	367,841
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 4/21/23 @ 101.66(d)	500,000	467,521
Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	961,288
F&G Global Funding, 2.00%, 9/20/28(a)	2,000,000	1,691,699
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	1,750,000	1,624,561
Fifth Third Bancorp
3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	451,546
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100 (b)	2,000,000	1,751,343
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	3,025,000	2,341,721
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	920,320
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	2,000,000	1,878,048
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100	1,500,000	1,556,707
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,000,000	948,599
2.90%, 2/10/29, Callable 12/10/28 @ 100	500,000	414,142
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	965,633
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	700,000	632,855
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	418,778
2.85%, 4/27/31, Callable 1/27/31 @ 100 (a)	1,000,000	840,884
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100(a)	1,714,000	1,529,452
Guardian Life Global Funding, 1.25%, 5/13/26(a)	2,000,000	1,800,315
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100 (b)	500,000	458,051
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100 (b)	1,000,000	699,639
Hyundai Capital America
3.40%, 6/20/24 (a)	500,000	488,749
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	470,437
ILFC E-Capital Trust I, 6.55%, 12/21/65, Callable 5/11/23 @ 100(a)	500,000	317,854
JPMorgan Chase & Co.
4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (b)	1,000,000	934,137
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	3,000,000	2,565,981
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	4,000,000	3,218,200
KeyBank NA, 3.90%, 4/13/29	1,500,000	1,275,133
KeyCorp.
2.25%, 4/6/27, MTN	500,000	424,761
4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN (b)	757,000	678,602
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	1,500,000	800,803
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,500,000	1,085,045
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	453,049
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,000,000	898,786
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(b)	1,750,000	1,619,236

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	$1,000,000	$875,550
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100	500,000	470,820
MassMutual Global Funding II, 1.20%, 7/16/26(a)	1,500,000	1,355,013
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	962,573
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a)	2,000,000	1,674,882
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (b)	3,000,000	2,455,515
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	2,000,000	1,512,552
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100(b)	1,250,000	1,186,429
New York Life Global Funding, 1.85%, 8/1/31(a)	1,500,000	1,214,560
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	1,000,000	1,065,546
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	500,000	486,502
3.13%, 9/23/26, Callable 8/23/26 @ 100 (a)	250,000	213,222
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	1,125,000	1,021,485
Pacific Life Global Funding II, 1.38%, 4/14/26(a)	2,000,000	1,798,098
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	500,000	468,944
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	1,750,000	1,473,408
Principal Life Global Funding II, 1.25%, 8/16/26(a)	2,000,000	1,764,666
Protective Life Global Funding, 1.90%, 7/6/28(a)	2,000,000	1,717,697
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	792,650
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100 (b)(d)	1,000,000	936,930
Raymond James Financial, Inc., 4.95%, 7/15/46	1,000,000	907,980
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)	595,000	542,744
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	707,968
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a)	1,200,000	970,146
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	2,250,000	1,770,512
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	500,000	459,490
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	453,910
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	440,097
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(b)	500,000	407,915
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(b)	500,000	406,419
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	228,277
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b)(e)	1,000,000	824,222
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (b)	500,000	475,382
3.99% (SOFR+115bps), 6/13/28, Callable 6/13/27 @ 100, MTN (b)	1,000,000	972,412
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100	1,000,000	962,258
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,279,503
4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100 (b)	500,000	463,369
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	861,840
Truist Financial Corp., 4.25%, 9/30/24	750,000	728,093
US BanCorp, 2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(b)	1,500,000	1,160,205
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	1,172,000	848,355
Webster Financial Corp.
4.38%, 2/15/24, Callable 1/16/24 @ 100	1,000,000	955,210
4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	452,426
Wells Fargo & Co., 3.00%, 10/23/26	1,000,000	934,957
Wells Fargo Co., 2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(b)	1,000,000	867,797
		106,571,539
Health Care (2.7%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100	1,000,000	927,573
4.25%, 11/21/49, Callable 5/21/49 @ 100	500,000	441,115
Amgen, Inc.
5.25%, 3/2/33, Callable 12/2/32 @ 100	1,000,000	1,027,031
5.60%, 3/2/43, Callable 9/2/42 @ 100	1,000,000	1,031,120
3.00%, 1/15/52, Callable 7/15/51 @ 100	1,250,000	858,142
4.20%, 2/22/52, Callable 8/22/51 @ 100	1,250,000	1,061,537

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	$323,000	$292,837
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100	1,750,000	1,425,731
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	1,250,000	1,180,645
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	490,637
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,500,000	1,213,995
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,689,958
CVS Health Corp.
1.75%, 8/21/30, Callable 5/21/30 @ 100	3,500,000	2,845,039
2.13%, 9/15/31, Callable 6/15/31 @ 100	2,000,000	1,632,501
5.63%, 2/21/53, Callable 8/21/52 @ 100	500,000	506,472
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	4,000,000	3,546,271
Duke University Health System, Inc., 2.60%, 6/1/30	2,000,000	1,740,895
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	335,000	321,262
Elevance Health, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,719,362
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)	2,500,000	1,901,707
HCA, Inc., 4.38%, 3/15/42, Callable 9/15/41 @ 100(a)	750,000	629,085
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000,000	1,653,418
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	472,815
2.89%, 10/1/35	1,000,000	813,001
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,236,352
2.25%, 9/15/31, Callable 6/15/31 @ 100	500,000	400,774
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	1,500,000	1,321,661
Royalty Pharma PLC
2.20%, 9/2/30, Callable 6/2/30 @ 100	2,000,000	1,631,849
2.15%, 9/2/31, Callable 6/2/31 @ 100	1,500,000	1,187,356
3.55%, 9/2/50, Callable 3/2/50 @ 100	750,000	516,263
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	781,005
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	3,262,000	2,550,204
		39,047,613
Industrials (3.6%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,250,000	1,833,184
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	825,069
American Airlines Pass Through Trust
3.70%, 10/1/26	287,866	256,984
3.85%, 2/15/28	357,289	319,881
3.60%, 10/15/29	378,224	321,421
Arconic, Inc., 5.90%, 2/1/27	250,000	254,915
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,327,233
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	667,000	525,069
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	750,000	737,201
British Airways Pass Through Trust
3.35%, 6/15/29 (a)	349,862	301,661
3.80%, 9/20/31 (a)	524,996	482,939
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a)	500,000	501,909
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	2,000,000	1,708,635
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	2,250,000	1,786,860
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	2,091,000	1,751,671
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	1,250,000	1,199,137
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	2,250,000	1,828,043
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100(d)	1,000,000	916,643
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	1,250,000	1,124,339
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	2,000,000	1,558,626
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	87,128	78,463
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	976,753
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	292,491
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	1,500,000	1,327,685
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,246,135
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100	1,500,000	1,284,528
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	440,656

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	$500,000	$484,129
JetBlue Pass Through Trust, 2.95%, 5/15/28	211,274	178,787
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	1,022,445
Leidos, Inc.
2.30%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,219,407
5.75%, 3/15/33, Callable 12/15/32 @ 100	2,250,000	2,299,703
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	775,268
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100(a)	1,000,000	892,311
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	2,000,000	2,069,701
Quanta Services, Inc.
2.90%, 10/1/30, Callable 7/1/30 @ 100	1,500,000	1,280,382
2.35%, 1/15/32, Callable 10/15/31 @ 100	250,000	198,054
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a)	570,000	570,952
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	2,000,000	1,839,686
Spirit Airlines Pass Through Trust, 3.38%, 2/15/30	990,160	869,312
The Boeing Co.
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,398,405
3.63%, 2/1/31, Callable 11/1/30 @ 100	2,750,000	2,513,250
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	1,008,840
5.81%, 5/1/50, Callable 11/1/49 @ 100	2,000,000	2,010,860
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	2,100,000	1,950,227
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100	1,750,000	1,809,205
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,000,000	760,639
United Airlines Pass Through Trust
4.88%, 1/15/26	248,161	239,299
3.70%, 3/1/30	392,166	334,907
		50,933,900
Information Technology (2.6%):
Amphenol Corp.
4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	498,885
2.20%, 9/15/31, Callable 6/15/31 @ 100	1,125,000	934,029
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	2,500,000	2,046,050
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,000,000	1,672,960
3.47%, 4/15/34, Callable 1/15/34 @ 100 (a)	500,000	410,843
4.93%, 5/15/37, Callable 2/15/37 @ 100 (a)	500,000	453,665
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100	260,000	259,833
3.38%, 12/15/41, Callable 6/15/41 @ 100 (a)	500,000	349,840
Dell, Inc., 5.40%, 9/10/40	2,000,000	1,805,161
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100	1,500,000	1,229,399
5.40%, 8/15/32, Callable 5/15/32 @ 100	1,000,000	979,299
HP, Inc.
4.00%, 4/15/29, Callable 2/15/29 @ 100	1,500,000	1,422,604
2.65%, 6/17/31, Callable 3/17/31 @ 100 (a)	1,500,000	1,224,393
Intel Corp., 5.63%, 2/10/43, Callable 8/10/42 @ 100	1,500,000	1,536,570
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	1,474,000	1,240,590
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	1,050,000	916,064
Micron Technology, Inc., 5.88%, 2/9/33, Callable 11/9/32 @ 100	1,250,000	1,264,114
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	2,000,000	1,851,620
2.53%, 6/1/50, Callable 12/1/49 @ 100	750,000	528,202
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100	1,000,000	822,206
5.60%, 6/1/32, Callable 3/1/32 @ 100	1,000,000	1,005,757
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	882,850
3.85%, 7/15/36, Callable 1/15/36 @ 100	2,000,000	1,700,440
3.60%, 4/1/50, Callable 10/1/49 @ 100	1,000,000	708,290
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	3,909,000	3,238,511
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,200,000	1,001,167
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	1,707,551

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	$3,400,000	$2,918,549
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	2,000,000	1,510,479
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	1,500,000	1,405,174
		37,525,095
Materials (1.7%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	1,500,000	1,475,923
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	2,102,000	1,853,394
Avery Dennison Corp.
2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	683,059
2.25%, 2/15/32, Callable 11/15/31 @ 100	1,500,000	1,183,951
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	1,500,000	1,241,664
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a)	1,500,000	1,417,004
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	641,000	649,310
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	1,000,000	894,972
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	854,744
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	2,500,000	2,050,178
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100	1,250,000	830,254
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	1,500,000	1,416,061
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100	500,000	370,333
4.20%, 5/1/50, Callable 11/1/49 @ 100	500,000	392,133
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	820,344
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	1,250,000	1,040,035
Packaging Corp. of America
3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	475,401
3.05%, 10/1/51, Callable 4/1/51 @ 100	1,875,000	1,278,432
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	1,000,000	840,116
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100	1,500,000	1,632,046
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	486,309
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	916,012
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	1,500,000	1,230,329
		24,032,004
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	2,750,000	2,101,139
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	750,000	700,038
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	1,000,000	842,598
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100	1,250,000	889,654
2.45%, 10/1/33, Callable 7/1/33 @ 100	1,750,000	1,175,081
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,187,572
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100	1,500,000	1,243,731
2.90%, 4/1/41, Callable 10/1/40 @ 100	1,750,000	1,247,760
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	1,000,000	859,673
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,000,000	814,461
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	870,406
3.25%, 1/15/32, Callable 10/15/31 @ 100	933,000	761,768
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100	500,000	424,224
3.50%, 9/15/30, Callable 6/15/30 @ 100	1,017,000	862,076
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	343,967
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	348,500
3.25%, 1/15/30, Callable 10/15/29 @ 100	1,500,000	961,646
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	2,500,000	1,552,907
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	1,000,000	797,336
SBA Tower Trust
2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	500,000	473,637

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	$1,158,000	$1,222,147
VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	2,000,000	1,890,580
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	451,584
		22,022,485
Utilities (2.4%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,104,210
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	2,000,000	1,414,560
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	1,400,000	1,217,518
3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	907,933
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,273,954
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	1,500,000	1,270,245
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100	1,500,000	1,235,408
DTE Electric Co.
2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	867,209
3.00%, 3/1/32, Callable 12/1/31 @ 100	1,000,000	879,057
3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	398,284
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	750,000	652,185
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	1,200,000	966,866
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,741,566
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	936,523
Florida Power & Light Co., 2.88%, 12/4/51, Callable 6/4/51 @ 100	1,000,000	704,014
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	1,525,000	1,400,265
ITC Holdings Corp., 4.95%, 9/22/27, Callable 8/22/27 @ 100(a)	1,000,000	1,005,377
NextEra Energy Capital Holdings, Inc.
5.10% (SOFR+40bps), 11/3/23, Callable 5/11/23 @ 100 (b)	1,500,000	1,493,010
2.44%, 1/15/32, Callable 10/15/31 @ 100	2,000,000	1,658,311
NRG Energy, Inc.
4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)	1,000,000	910,453
7.00%, 3/15/33, Callable 12/15/32 @ 100 (a)	1,000,000	1,039,329
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100(a)	938,000	799,064
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100(a)	1,500,000	1,011,677
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,633,635
Public Service Electric & Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN	2,000,000	1,628,104
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a)	955,361	865,346
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	848,370
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	798,327
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	750,000	521,696
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	815,620
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	500,000	445,887
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	1,250,000	859,076
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	408,983
		33,712,062

Total Corporate Bonds (Cost $478,988,574)		420,790,728

Yankee Dollars (7.5%)
Communication Services (0.3%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	1,000,000	900,058
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	4,000,000	3,589,322
		4,489,380
Consumer Discretionary (0.3%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a)	1,000,000	787,047
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a)	1,500,000	1,164,228
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(a)	1,000,000	957,556
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a)	1,269,000	960,330
		3,869,161

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	$667,000	$583,939
3.44%, 5/13/41, Callable 11/13/40 @ 100 (a)	750,000	558,839
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,476,802
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	464,147
4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	500,000	495,418
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	1,750,000	1,413,742
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a)	1,000,000	894,292
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100(a)	750,000	642,533
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a)	3,000,000	2,362,049
		8,891,761
Energy (0.2%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a)	750,000	678,128
Korea National Oil Corp., 2.63%, 4/18/32(a)	1,500,000	1,272,563
Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100	500,000	398,295
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a)	1,000,000	1,070,440
		3,419,426
Financials (4.7%):
ABN AMRO Bank NV, 4.80%, 4/18/26(a)	500,000	487,550
ANZ Bank New Zealand Ltd., 5.55%, 8/11/32, Callable 8/11/27 @ 100(a)	833,000	820,618
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b)	1,500,000	1,198,000
Bank of New Zealand
1.00%, 3/3/26 (a)	1,600,000	1,428,100
2.87%, 1/27/32 (a)	750,000	637,541
Barclays PLC
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (b)	2,000,000	1,758,217
5.75% (H15T1Y+300bps), 8/9/33, Callable 8/9/32 @ 100 (b)	500,000	489,946
7.44% (H15T1Y+350bps), 11/2/33, Callable 11/2/32 @ 100 (b)	1,000,000	1,104,367
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100(a)(b)	1,000,000	990,402
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b)	2,000,000	1,915,827
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b)	750,000	677,698
BPCE SA
4.00%, 9/12/23 (a)	500,000	496,117
3.25%, 1/11/28 (a)	1,000,000	909,748
5.75% (SOFR+287bps), 7/19/33, Callable 7/19/32 @ 100 (a)(b)	1,000,000	985,082
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	1,000,000	830,465
Commonwealth Bank of Australia
2.69%, 3/11/31 (a)	1,000,000	792,205
3.78%, 3/14/32 (a)	2,000,000	1,685,355
Cooperatieve Rabobank UA
1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a)(b)	2,000,000	1,771,435
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	600,000	581,947
Credit Agricole SA, 3.25%, 10/4/24(a)	1,250,000	1,209,020
Credit Suisse Group AG
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100 (a)(b)	1,000,000	886,274
1.30% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100 (a)(b)	1,000,000	851,602
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a)(b)	2,174,000	2,238,949
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100 (a)(b)	500,000	594,244
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	460,673
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b)	3,750,000	2,724,188
Enel Finance International NV
1.88%, 7/12/28, Callable 5/12/28 @ 100 (a)	2,000,000	1,687,245
7.50%, 10/14/32, Callable 7/14/32 @ 100 (a)	500,000	557,555
Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27(a)(d)	2,000,000	1,954,646
HSBC Holdings PLC
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	1,000,000	840,797
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100 (b)	1,000,000	1,116,718
ING Groep NV, 2.73% (SOFR+112bps), 4/1/32, Callable 4/1/31 @ 100(b)	2,000,000	1,645,995
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a)	1,000,000	765,580
Lloyds Banking Group PLC

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	$1,000,000	$882,757
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	228,624
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100 (b)	606,000	670,050
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	1,250,000	956,844
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(b)	1,000,000	952,409
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100(b)	1,500,000	1,488,406
Mizuho Financial Group, Inc.
2.56%, 9/13/31	1,000,000	787,168
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	1,500,000	1,178,099
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100(a)(b)	1,500,000	1,315,367
Nationwide Building Society
4.36% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	745,657
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	231,348
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	449,495
Nomura Holdings, Inc., 5.61%, 7/6/29	1,500,000	1,478,893
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	1,000,000	948,338
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)	1,000,000	879,865
Royal Bank of Scotland Group PLC, 4.45% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100(b)	1,000,000	936,642
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100(b)	2,000,000	1,622,070
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100	1,500,000	1,147,009
Societe Generale SA
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	500,000	437,016
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a)(b)	1,000,000	785,019
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100 (a)(b)	1,000,000	929,286
Standard Chartered PLC
7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100 (a)(b)	1,000,000	1,075,397
4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	500,000	459,036
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	1,500,000	1,196,666
Swedbank AB, 0.85%, 3/18/24(a)	1,500,000	1,437,348
The Bank of Nova Scotia
4.50%, 12/16/25	500,000	490,022
1.30%, 9/15/26	1,000,000	883,695
2.45%, 2/2/32	1,000,000	826,040
The Toronto-Dominion Bank, 2.00%, 9/10/31	1,500,000	1,207,295
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	949,294
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	780,140
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	1,000,000	781,410
		66,230,811
Health Care (0.3%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	758,000	684,132
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	2,650,000	2,149,017
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,673,120
		4,506,269
Industrials (0.4%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a)	1,713,965	1,611,008
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	496,691
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a)	750,000	688,926
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	1,800,000	1,564,287
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	750,000	712,517
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a)	275,000	261,237
		5,334,666
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100(a)	1,500,000	1,228,204
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a)	686,000	707,270

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
SK Hynix, Inc., 6.50%, 1/17/33(a)	$1,071,000	$1,055,312
		2,990,786
Materials (0.3%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100	1,500,000	1,574,373
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)	1,000,000	847,686
7.25%, 2/13/33, Callable 11/13/32 @ 100 (a)	300,000	289,226
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a)	2,000,000	1,700,516
		4,411,801
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	3,233,000	2,543,240
Total Yankee Dollars (Cost $119,527,714)		106,687,301

Municipal Bonds (2.3%)
Arizona (0.0%):(f)
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000,000	833,507

California (0.2%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27	1,000,000	872,433
City of El Cajon Revenue
Series A, 1.70%, 4/1/2027	620,000	546,528
Series A, 1.90%, 4/1/2028	500,000	432,464
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	471,174
		2,322,599
Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,291,015

Connecticut (0.1%):
State of Connecticut, GO
Series A, 3.43%, 4/15/2028	500,000	477,406
Series A, 2.55%, 7/1/2028	800,000	729,551
		1,206,957
Florida (0.3%):
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	1,500,000	1,230,852
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable @100	1,020,000	864,313
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	1,500,000	1,286,106
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	705,766
		4,087,037
Georgia (0.1%):
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	1,500,000	1,214,094

Hawaii (0.0%):(f)
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	814,442

Illinois (0.0%):(f)
Illinois Finance Authority Revenue, 3.55%, 8/15/29	500,000	464,748

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
1.55%, 2/1/2027	700,000	631,849
Series A, 4.48%, 8/1/2039	835,000	797,914
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	410,300
		1,840,063

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Michigan (0.1%):
Michigan Finance Authority Revenue
2.47%, 12/1/2025	$1,000,000	$950,461
3.08%, 12/1/2034	1,000,000	871,924
		1,822,385
New Jersey (0.2%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	951,006
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	773,498
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	803,314
		2,527,818
New York (0.1%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,185,662

Oklahoma (0.1%):
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	1,000,000	869,118

Pennsylvania (0.2%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	474,714
Public Parking Authority of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	751,238
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,204,539
		2,430,491
Texas (0.5%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	666,497
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	526,429
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100	1,070,000	864,528
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/2037	2,000,000	1,674,713
Series D, 2.28%, 7/1/2034	370,000	279,047
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	940,525
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29	1,270,000	1,053,635
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/2026	525,000	473,319
1.82%, 9/1/2027	700,000	618,740
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/2031	270,000	227,355
Series B, 2.78%, 9/1/2033, Continuously Callable @100	500,000	412,013
		7,736,801
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/2028	225,000	197,433
Series J, 2.27%, 11/1/2031, Continuously Callable @100	225,000	186,912
Series J, 2.42%, 11/1/2032, Continuously Callable @100	275,000	226,317
Series J, 2.47%, 11/1/2033, Continuously Callable @100	270,000	218,554
Series J, 2.52%, 11/1/2034, Continuously Callable @100	250,000	199,303
Series J, 2.57%, 11/1/2035, Continuously Callable @100	300,000	236,077
		1,264,596
Washington (0.1%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	1,000,000	887,189
Total Municipal Bonds (Cost $37,804,186)		32,798,522

U.S. Government Agency Mortgages (7.3%)
Federal Home Loan Mortgage Corporation
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	962,269
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,442,210
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	82,395
Series K071, Class A2, 3.29%, 11/25/27	500,000	480,189
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	487,274
Series K087, Class A2, 3.77%, 12/25/28	500,000	488,875
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,203,980
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	922,828
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	1,812,446
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	907,502

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Series KG02, Class A2, 2.41%, 8/25/29	$909,000	$819,419
Series K100, Class A2, 2.67%, 9/25/29	545,000	497,604
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	490,254
3.00%, 3/1/31 - 1/1/52	2,037,617	1,837,974
3.50%, 5/1/33 - 11/1/47	1,170,710	1,110,895
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	958,697
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	887,744
4.00%, 7/1/42 - 9/1/52	2,499,269	2,412,921
4.50%, 11/1/42 - 7/1/52	3,215,102	3,171,192
5.00%, 9/1/52 - 2/1/53	7,714,580	7,690,396
		28,667,064
Federal National Mortgage Association
Series 2018-M4, Class A2, 3.09%, 3/25/28 (c)	398,580	379,980
Series 2019-M1, Class A2, 3.55%, 9/25/28 (c)	672,979	652,557
Series 2019-M12, Class A2, 2.89%, 6/25/29 (c)	1,000,000	927,442
2.50%, 11/1/34	257,998	240,514
4.50%, 1/1/38 - 9/1/52	27,252,656	26,715,123
4.00%, 12/1/41 - 6/1/52	30,750,052	29,477,034
3.50%, 9/1/45 - 2/1/50	4,220,773	3,966,727
3.00%, 2/1/50 - 2/1/52	2,337,576	2,105,253
2.00%, 11/1/51 - 12/1/51	3,196,915	2,653,327
5.00%, 6/1/52	2,809,670	2,800,796
5.50%, 10/1/52	3,808,070	3,846,061
		73,764,814
Government National Mortgage Association
3.00%, 10/20/51	2,563,776	2,341,345
Total U.S. Government Agency Mortgages (Cost $109,956,792)		104,773,223

U.S. Treasury Obligations (38.3%)
U.S. Treasury Bonds
5.25%, 2/15/29	7,000,000	7,585,156
4.38%, 2/15/38	750,000	821,016
3.50%, 2/15/39	2,770,000	2,736,673
4.38%, 11/15/39	1,000,000	1,091,719
1.13%, 5/15/40	1,000,000	665,469
1.38%, 11/15/40	5,000,000	3,440,625
1.88%, 2/15/41	9,000,000	6,733,125
1.75%, 8/15/41	21,000,000	15,202,031
2.00%, 11/15/41	9,000,000	6,789,375
2.38%, 2/15/42	3,000,000	2,411,719
3.38%, 8/15/42	15,000,000	14,088,281
4.00%, 11/15/42	10,000,000	10,271,875
3.13%, 2/15/43	5,000,000	4,492,969
2.88%, 5/15/43	2,000,000	1,726,250
3.38%, 5/15/44	7,000,000	6,508,906
2.75%, 8/15/47	500,000	415,625
2.75%, 11/15/47	500,000	416,016
3.00%, 2/15/48	3,500,000	3,052,656
3.38%, 11/15/48	7,012,000	6,559,507
1.38%, 8/15/50	7,000,000	4,205,469
1.63%, 11/15/50	3,000,000	1,925,156
1.88%, 2/15/51	3,000,000	2,049,844
2.00%, 8/15/51	2,000,000	1,406,875
4.00%, 11/15/52	2,000,000	2,123,438
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	592,260	581,770
U.S. Treasury Notes
0.13%, 8/31/23	5,000,000	4,906,250
0.25%, 11/15/23	7,000,000	6,807,227
3.00%, 7/31/24	7,000,000	6,871,211
0.38%, 8/15/24	10,000,000	9,468,359

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
0.38%, 9/15/24	$5,000,000	$4,723,633
1.50%, 10/31/24	3,000,000	2,873,086
0.75%, 11/15/24	10,000,000	9,451,953
1.00%, 12/15/24	14,000,000	13,265,547
4.25%, 12/31/24	5,000,000	5,004,102
2.25%, 12/31/24	5,000,000	4,835,937
1.13%, 1/15/25	4,000,000	3,790,625
2.75%, 2/28/25	850,000	828,850
2.63%, 4/15/25	8,000,000	7,774,375
2.88%, 6/15/25	5,000,000	4,882,422
3.00%, 7/15/25	5,000,000	4,892,969
3.00%, 9/30/25	300,000	293,391
0.38%, 11/30/25	3,000,000	2,736,562
3.88%, 1/15/26	5,000,000	5,001,953
0.38%, 1/31/26	4,000,000	3,631,250
0.75%, 5/31/26	5,000,000	4,548,047
1.50%, 8/15/26	2,000,000	1,856,719
1.38%, 8/31/26	8,000,000	7,386,250
1.63%, 10/31/26	5,000,000	4,646,094
1.13%, 10/31/26	10,000,000	9,122,656
2.00%, 11/15/26	2,700,000	2,539,477
1.25%, 12/31/26	10,000,000	9,135,937
2.38%, 5/15/27	7,000,000	6,648,906
0.50%, 6/30/27	2,500,000	2,189,844
2.25%, 8/15/27	1,000,000	943,516
2.25%, 11/15/27	1,700,000	1,599,461
0.63%, 11/30/27	13,000,000	11,332,344
0.75%, 1/31/28	10,000,000	8,735,156
2.75%, 2/15/28	9,000,000	8,644,922
1.25%, 3/31/28	8,000,000	7,136,250
1.25%, 4/30/28	10,000,000	8,903,906
2.88%, 5/15/28	4,000,000	3,858,750
1.25%, 6/30/28	15,000,000	13,314,844
1.00%, 7/31/28	22,000,000	19,229,375
2.88%, 8/15/28	630,000	606,818
1.13%, 8/31/28	5,000,000	4,391,016
1.25%, 9/30/28	10,000,000	8,823,437
3.13%, 11/15/28	1,000,000	974,844
2.63%, 2/15/29	1,000,000	948,281
2.38%, 3/31/29	18,000,000	16,804,687
2.88%, 4/30/29	5,000,000	4,800,781
2.75%, 5/31/29	5,000,000	4,765,625
1.63%, 8/15/29	10,000,000	8,921,875
3.50%, 1/31/30	22,000,000	21,914,062
0.63%, 5/15/30	2,500,000	2,046,484
0.63%, 8/15/30	5,000,000	4,075,000
0.88%, 11/15/30	17,000,000	14,072,813
1.13%, 2/15/31	12,000,000	10,104,375
1.63%, 5/15/31	20,000,000	17,384,375
1.25%, 8/15/31	5,000,000	4,193,750
1.38%, 11/15/31	4,000,000	3,376,250
1.88%, 2/15/32	6,000,000	5,266,875
2.88%, 5/15/32	6,000,000	5,710,312
2.75%, 8/15/32	7,000,000	6,587,656
4.13%, 11/15/32	56,500,000	59,377,969
Total U.S. Treasury Obligations (Cost $585,047,301)		546,260,986

Commercial Papers (1.1%)(g)
Arizona Public Service, 5.03%, 4/3/23 (a)	5,000,000	4,997,906
CSLB Holdings, Inc., 5.08%, 4/5/23 (a)	5,000,000	4,996,472

Victory Portfolios II
VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued
(Also Known as VictoryShares Core Intermediate Bond ETF)	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Hannover Funding Co. LLC, 5.01%, 4/12/23 (a)	$5,000,000	$4,991,657
Total Commercial Papers (Cost $14,987,344)		14,986,035

	Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (h)	1,350,298	1,350,298
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (h)	1,350,298	1,350,298
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (h)	1,350,298	1,350,298
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (h)	1,350,298	1,350,298
Total Collateral for Securities Loaned (Cost $5,401,192)		5,401,192

Total Investments (Cost $1,553,026,581) — 99.8%		1,422,723,049
Other assets in excess of liabilities — 0.2%		3,256,239
NET ASSETS - 100.00%		$1,425,979,288

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $331,155,853 and amounted to 23.2% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2023.
(d)	All or a portion of this security is on loan.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate represents the effective yield at March 31, 2023.
(h)	Rate disclosed is the daily yield on March 31, 2023.

bps—Basis points

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2023.

IDA—Industrial Development Authority

LIBOR—London Interbank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

TSFR1M—1 month Term SOFR, rate disclosed as of March 31, 2023.

TSFR3M—3 month Term SOFR, rate disclosed as of March 31, 2023.

USISDA05—5 Year ICE Swap Rate, rate disclosed as of March 31, 2023

USSW5—USD 5 Year Swap Rate, rate disclosed as of March 31, 2023.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (5.5%):
Alphabet, Inc., Class A (a)	14,834	$1,538,731
AT&T, Inc.	107,669	2,072,628
Fox Corp., Class A	49,330	1,679,687
Liberty Media Corp.-Liberty Formula One, Class C (a)	25,100	1,878,233
Omnicom Group, Inc.	22,865	2,157,084
Paramount Global, Class B	46,658	1,040,940
T-Mobile U.S., Inc. (a)	15,538	2,250,524
		12,617,827
Consumer Discretionary (10.7%):
AutoZone, Inc. (a)	948	2,330,326
Best Buy Co., Inc.	15,705	1,229,230
D.R. Horton, Inc.	14,816	1,447,375
Dollar General Corp.	10,585	2,227,719
Dollar Tree, Inc. (a)	11,432	1,641,064
Ford Motor Co.	97,360	1,226,736
General Motors Co.	32,491	1,191,770
Genuine Parts Co.	13,729	2,296,999
Lennar Corp., Class A	14,487	1,522,729
LKQ Corp.	34,392	1,952,090
O'Reilly Automotive, Inc. (a)	2,947	2,501,944
PulteGroup, Inc.	24,015	1,399,594
Ross Stores, Inc.	14,252	1,512,565
Ulta Beauty, Inc. (a)	3,876	2,115,017
		24,595,158
Consumer Staples (7.9%):
General Mills, Inc.	30,388	2,596,958
Kellogg Co.	39,777	2,663,468
The Hershey Co.	11,383	2,895,949
The J.M. Smucker Co.	20,642	3,248,432
The Kraft Heinz Co.	61,945	2,395,413
The Kroger Co.	45,015	2,222,391
Tyson Foods, Inc., Class A	37,717	2,237,372
		18,259,983
Energy (3.6%):
Chevron Corp.	10,226	1,668,474
Exxon Mobil Corp.	14,594	1,600,378
Marathon Oil Corp.	42,989	1,030,016
Marathon Petroleum Corp.	11,255	1,517,512
Occidental Petroleum Corp.	20,725	1,293,862
Valero Energy Corp.	8,854	1,236,018
		8,346,260
Financials (12.6%):
Aflac, Inc.	34,223	2,208,068
American International Group, Inc.	30,909	1,556,577
Arch Capital Group Ltd. (a)	27,161	1,843,417
Berkshire Hathaway, Inc., Class B (a)	7,864	2,428,167
Capital One Financial Corp.	11,405	1,096,705
Chubb Ltd.	10,971	2,130,349
Citigroup, Inc.	33,240	1,558,623
Corebridge Financial, Inc.	83,444	1,336,773
Everest Re Group Ltd.	4,659	1,668,015
Loews Corp.	38,646	2,242,241
MetLife, Inc.	31,734	1,838,668
Principal Financial Group, Inc.	19,928	1,481,049
Prudential Financial, Inc.	19,313	1,597,958
Regions Financial Corp.	74,545	1,383,555
Synchrony Financial	35,027	1,018,585
The Allstate Corp.	13,470	1,492,611
W.R. Berkley Corp.	32,427	2,018,905
		28,900,266
Health Care (18.3%):
AbbVie, Inc.	15,843	2,524,899

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Amgen, Inc.	10,904	$2,636,042
Biogen, Inc. (a)	3,612	1,004,244
Bristol-Myers Squibb Co.	36,568	2,534,528
Cardinal Health, Inc.	27,923	2,108,186
Centene Corp. (a)	25,362	1,603,132
Elevance Health, Inc.	4,211	1,936,260
Eli Lilly & Co.	6,584	2,261,077
Gilead Sciences, Inc.	24,320	2,017,830
Hologic, Inc. (a)	25,429	2,052,120
Humana, Inc.	4,186	2,032,136
Laboratory Corp. of America Holdings	7,964	1,827,101
McKesson Corp.	6,936	2,469,563
Merck & Co., Inc.	24,445	2,600,704
Moderna, Inc. (a)	6,219	955,114
Molina Healthcare, Inc. (a)	7,250	1,939,302
Pfizer, Inc.	52,637	2,147,590
Quest Diagnostics, Inc.	16,620	2,351,398
The Cigna Group	7,761	1,983,168
Vertex Pharmaceuticals, Inc. (a)	6,000	1,890,420
Viatris, Inc.	136,619	1,314,275
		42,189,089
Industrials (12.3%):
Booz Allen Hamilton Holding Corp.	22,951	2,127,328
Cummins, Inc.	8,355	1,995,842
FedEx Corp.	5,970	1,364,085
General Dynamics Corp.	10,536	2,404,421
HEICO Corp.	11,852	2,027,166
L3Harris Technologies, Inc.	8,982	1,762,628
Leidos Holdings, Inc.	23,530	2,166,172
Lockheed Martin Corp.	4,738	2,239,795
Northrop Grumman Corp.	3,914	1,807,172
PACCAR, Inc.	28,039	2,052,455
Quanta Services, Inc.	9,406	1,567,416
Snap-on, Inc.	8,790	2,170,163
U-Haul Holding Co.	25,209	1,503,717
United Rentals, Inc.	2,902	1,148,495
Westinghouse Air Brake Technologies Corp.	18,425	1,862,030
		28,198,885
Information Technology (11.1%):
Analog Devices, Inc.	8,470	1,670,453
Aspen Technology, Inc. (a)	6,838	1,565,013
Broadcom, Inc.	2,715	1,741,781
Cadence Design Systems, Inc. (a)	7,944	1,668,955
First Solar, Inc. (a)	6,106	1,328,055
Gartner, Inc. (a)	5,345	1,741,241
Hewlett Packard Enterprise Co.	113,632	1,810,158
HP, Inc.	50,313	1,476,686
Intel Corp.	55,393	1,809,689
International Business Machines Corp.	18,729	2,455,185
KLA Corp.	3,270	1,305,286
Micron Technology, Inc.	21,799	1,315,352
ON Semiconductor Corp. (a)	12,235	1,007,185
Oracle Corp.	21,193	1,969,254
Synopsys, Inc. (a)	4,225	1,631,906
Western Digital Corp. (a)	29,885	1,125,768
		25,621,967
Materials (4.6%):
CF Industries Holdings, Inc.	13,951	1,011,308
Corteva, Inc.	29,776	1,795,791
DuPont de Nemours, Inc.	23,035	1,653,222
LyondellBasell Industries NV, Class A	16,696	1,567,587
Nucor Corp.	7,298	1,127,322
Steel Dynamics, Inc.	9,936	1,123,364
The Mosaic Co.	21,994	1,009,085

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Westlake Corp.	11,204	$1,299,440
		10,587,119
Real Estate (6.0%):
Gaming and Leisure Properties, Inc.	42,136	2,193,600
Kimco Realty Corp.	86,884	1,696,844
Realty Income Corp.	38,666	2,448,331
Ventas, Inc.	35,202	1,526,007
VICI Properties, Inc.	67,651	2,206,776
Weyerhaeuser Co.	53,844	1,622,320
WP Carey, Inc.	27,935	2,163,566
		13,857,444
Utilities (6.6%):
Atmos Energy Corp.	19,218	2,159,334
CenterPoint Energy, Inc.	79,660	2,346,783
Consolidated Edison, Inc.	26,615	2,546,257
DTE Energy Co.	20,633	2,260,139
Exelon Corp.	49,383	2,068,654
Sempra Energy	14,442	2,183,053
The AES Corp.	61,796	1,488,048
		15,052,268
Total Common Stocks (Cost $216,945,748)		228,226,266

Total Investments (Cost $216,945,748) — 99.2%		228,226,266
Other assets in excess of liabilities — 0.8%		1,905,704
NET ASSETS - 100.00%		$230,131,970

(a)	Non-income producing security.

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
E-Mini S&P 500 Futures	8	6/16/23	$1,581,560	$1,655,100	$73,540

	Total unrealized appreciation				$73,540
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$73,540

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Mid Cap Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (2.5%):
Bumble, Inc., Class A (a)	18,263	$357,042
DISH Network Corp., Class A (a)	41,417	386,420
Iridium Communications, Inc.	12,706	786,882
John Wiley & Sons, Inc., Class A	18,000	697,860
Lumen Technologies, Inc.	155,463	411,977
Nexstar Media Group, Inc.	4,559	787,157
Telephone and Data Systems, Inc.	38,737	407,126
World Wrestling Entertainment, Inc., Class A	10,276	937,788
Yelp, Inc. (a)	20,960	643,472
		5,415,724
Consumer Discretionary (12.1%):
Academy Sports & Outdoors, Inc.	9,760	636,840
Adtalem Global Education, Inc. (a)	20,235	781,476
Asbury Automotive Group, Inc. (a)	2,627	551,670
AutoNation, Inc. (a)	4,789	643,450
Dick's Sporting Goods, Inc.	4,969	705,051
Dillard's, Inc., Class A	1,412	434,444
Foot Locker, Inc.	12,667	502,753
Graham Holdings Co., Class B	1,788	1,065,362
Grand Canyon Education, Inc. (a)	7,754	883,181
Green Brick Partners, Inc. (a)	16,947	594,162
Group 1 Automotive, Inc.	2,869	649,599
H&R Block, Inc.	22,552	794,958
Harley-Davidson, Inc.	15,061	571,866
KB Home	19,385	778,889
Kohl's Corp.	16,983	399,780
Laureate Education, Inc.	56,413	663,417
LCI Industries	5,572	612,196
Levi Strauss & Co., Class A	37,038	675,203
M/I Homes, Inc. (a)	10,721	676,388
Macy's, Inc.	25,858	452,256
Meritage Homes Corp.	6,041	705,347
Mohawk Industries, Inc. (a)	6,038	605,128
Murphy USA, Inc.	3,677	948,850
Oxford Industries, Inc.	5,601	591,409
Patrick Industries, Inc.	9,135	628,579
Penske Automotive Group, Inc.	4,946	701,392
Ralph Lauren Corp.	5,925	691,270
Service Corp. International	14,836	1,020,420
Signet Jewelers Ltd.	6,392	497,170
Sonic Automotive, Inc., Class A	9,974	541,987
Strategic Education, Inc.	10,754	966,032
Stride, Inc. (a)	11,579	454,476
Taylor Morrison Home Corp. (a)	18,069	691,320
The Buckle, Inc.	19,620	700,238
The ODP Corp. (a)	16,363	736,008
Toll Brothers, Inc.	12,439	746,713
Tri Pointe Homes, Inc. (a)	28,306	716,708
Visteon Corp. (a)	4,162	652,726
Winnebago Industries, Inc.	9,461	545,900
		26,214,614
Consumer Staples (4.6%):
BJ's Wholesale Club Holdings, Inc. (a)	13,819	1,051,211
Cal-Maine Foods, Inc.	13,018	792,666
e.l.f. Beauty, Inc. (a)	8,501	700,057
Hostess Brands, Inc. (a)	43,106	1,072,477
Ingles Markets, Inc., Class A	11,280	1,000,536
MGP Ingredients, Inc.	7,529	728,205
Molson Coors Beverage Co., Class B	19,639	1,014,944
Post Holdings, Inc. (a)	13,649	1,226,636
Sprouts Farmers Market, Inc. (a)	24,805	868,919
TreeHouse Foods, Inc. (a)	21,204	1,069,318

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Mid Cap Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
United Natural Foods, Inc. (a)	18,981	$500,149
		10,025,118
Energy (5.4%):
Antero Resources Corp. (a)	17,795	410,887
Arch Resources, Inc. (b)	3,250	427,245
California Resources Corp.	14,849	571,687
Comstock Resources, Inc.	33,637	362,943
CONSOL Energy, Inc.	8,149	474,842
CVR Energy, Inc.	15,522	508,811
Delek U.S. Holdings, Inc.	20,165	462,787
DT Midstream, Inc.	19,248	950,274
Helix Energy Solutions Group, Inc. (a)	50,861	393,664
Helmerich & Payne, Inc.	11,384	406,978
HF Sinclair Corp.	13,134	635,423
International Seaways, Inc.	11,478	478,403
Kosmos Energy Ltd. (a)	54,617	406,351
Matador Resources Co.	9,234	440,000
Murphy Oil Corp.	14,399	532,475
PBF Energy, Inc., Class A	10,070	436,635
PDC Energy, Inc.	7,456	478,526
Peabody Energy Corp. (a)	15,143	387,661
Permian Resources Corp.	40,582	426,111
SM Energy Co.	16,852	474,552
Talos Energy, Inc. (a)	23,486	348,532
Tidewater, Inc. (a)	10,423	459,446
Transocean Ltd. (a)	53,590	340,832
Weatherford International PLC (a)	7,561	448,745
World Fuel Services Corp.	21,409	547,000
		11,810,810
Financials (14.1%):
American Equity Investment Life Holding Co.	13,934	508,452
American Financial Group, Inc.	8,070	980,505
Apollo Commercial Real Estate Finance, Inc.	52,294	486,857
Associated Banc-Corp.	43,668	785,151
Assured Guaranty Ltd.	14,304	719,062
Banner Corp.	18,365	998,505
Bread Financial Holdings, Inc.	12,080	366,266
Brighthouse Financial, Inc. (a)	12,501	551,419
Cannae Holdings, Inc. (a)	29,594	597,207
CNO Financial Group, Inc.	34,505	765,666
CVB Financial Corp.	54,731	912,913
Encore Capital Group, Inc. (a)	15,280	770,876
Enstar Group Ltd. (a)	4,307	998,320
First Bancorp	61,470	701,987
FNB Corp.	78,990	916,284
Fulton Financial Corp.	61,391	848,424
Genworth Financial, Inc. (a)	141,166	708,653
Hilltop Holdings, Inc.	26,858	796,877
Hope Bancorp, Inc.	80,151	787,083
International Bancshares Corp.	23,453	1,004,258
Jackson Financial, Inc., Class A	12,551	469,533
Jefferies Financial Group, Inc.	22,036	699,423
Lincoln National Corp.	14,988	336,780
MGIC Investment Corp.	71,600	960,872
Mr. Cooper Group, Inc. (a)	16,530	677,234
Navient Corp.	39,662	634,195
New York Community Bancorp, Inc.	95,583	864,070
Northwest Bancshares, Inc.	90,598	1,089,894
PennyMac Financial Services, Inc.	10,499	625,845
Prosperity Bancshares, Inc.	16,710	1,027,999
Radian Group, Inc.	47,103	1,040,976
Reinsurance Group of America, Inc.	6,987	927,594
Rithm Capital Corp.	74,490	595,920
SouthState Corp.	12,569	895,667

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Mid Cap Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
United Bankshares, Inc.	28,717	$1,010,839
Unum Group	19,338	765,011
Voya Financial, Inc.	12,030	859,664
Washington Federal, Inc.	30,043	904,895
White Mountains Insurance Group Ltd.	768	1,057,912
		30,649,088
Health Care (13.0%):
Acadia Healthcare Co., Inc. (a)	12,707	918,081
AdaptHealth Corp. (a)	32,769	407,319
Akero Therapeutics, Inc. (a)	7,910	302,637
Amphastar Pharmaceuticals, Inc. (a)	25,301	948,787
Catalyst Pharmaceuticals, Inc. (a)	26,881	445,687
Corcept Therapeutics, Inc. (a)	34,298	742,895
Dynavax Technologies Corp. (a)	51,236	502,625
Embecta Corp.	16,360	460,043
Encompass Health Corp.	17,068	923,379
Enovis Corp. (a)	13,555	725,057
Envista Holdings Corp. (a)	22,901	936,193
Evolent Health, Inc., Class A (a)	16,534	536,528
Haemonetics Corp. (a)	11,444	946,991
Halozyme Therapeutics, Inc. (a)	16,506	630,364
Harmony Biosciences Holdings, Inc. (a)	13,318	434,833
Henry Schein, Inc. (a)	14,227	1,160,070
Immunovant, Inc. (a)	21,343	331,030
Ironwood Pharmaceuticals, Inc. (a)	80,312	844,882
Jazz Pharmaceuticals PLC (a)	7,436	1,088,110
Karuna Therapeutics, Inc. (a)	1,806	328,042
Lantheus Holdings, Inc. (a)	6,933	572,388
Madrigal Pharmaceuticals, Inc. (a)	1,328	321,721
Neurocrine Biosciences, Inc. (a)	8,561	866,544
Option Care Health, Inc. (a)	23,218	737,636
Organon & Co.	33,851	796,176
Perrigo Co. PLC	24,025	861,777
Pliant Therapeutics, Inc. (a)	11,299	300,553
Premier, Inc., Class A	40,974	1,326,328
Prestige Consumer Healthcare, Inc. (a)	18,669	1,169,239
Privia Health Group, Inc. (a)	18,900	521,829
Prometheus Biosciences, Inc. (a)	2,942	315,735
QuidelOrtho Corp. (a)	7,198	641,270
Sarepta Therapeutics, Inc. (a)	5,902	813,473
Select Medical Holdings Corp.	24,155	624,407
Shockwave Medical, Inc. (a)	2,676	580,237
Supernus Pharmaceuticals, Inc. (a)	24,880	901,402
Tenet Healthcare Corp. (a)	7,985	474,469
United Therapeutics Corp. (a)	4,286	959,893
Universal Health Services, Inc., Class B	5,639	716,717
Vaxcyte, Inc. (a)	8,790	329,449
Ventyx Biosciences, Inc. (a)	8,324	278,854
Vir Biotechnology, Inc. (a)	22,549	524,715
		28,248,365
Industrials (18.9%):
AAR Corp. (a)	15,851	864,672
ABM Industries, Inc.	18,510	831,839
Air Lease Corp.	18,785	739,566
Air Transport Services Group, Inc. (a)	34,426	717,094
Allison Transmission Holdings, Inc.	19,947	902,402
Applied Industrial Technologies, Inc.	5,533	786,405
ArcBest Corp.	6,100	563,762
Atkore, Inc. (a)	3,891	546,608
Avis Budget Group, Inc. (a)	2,089	406,937
Beacon Roofing Supply, Inc. (a)	12,113	712,850
Boise Cascade Co.	9,422	595,942
Builders FirstSource, Inc. (a)	7,193	638,595
BWX Technologies, Inc.	18,353	1,156,973

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Mid Cap Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
CACI International, Inc., Class A (a)	3,875	$1,148,085
CBIZ, Inc. (a)	21,925	1,085,068
Clean Harbors, Inc. (a)	6,570	936,619
Comfort Systems USA, Inc.	5,239	764,685
CoreCivic, Inc. (a)	67,888	624,570
Curtiss-Wright Corp.	6,042	1,064,963
Dycom Industries, Inc. (a)	7,716	722,603
EMCOR Group, Inc.	5,866	953,753
Encore Wire Corp.	2,936	544,129
FTI Consulting, Inc. (a)	4,174	823,739
GATX Corp.	9,225	1,014,935
GMS, Inc. (a)	11,019	637,890
GrafTech International Ltd.	78,967	383,780
Granite Construction, Inc.	19,914	818,067
Griffon Corp.	17,537	561,359
Hertz Global Holdings, Inc. (a)	32,284	525,906
Hub Group, Inc., Class A (a)	9,628	808,174
Huntington Ingalls Industries, Inc.	5,280	1,093,066
KAR Auction Services, Inc. (a)	44,133	603,739
KBR, Inc.	17,476	962,054
Knight-Swift Transportation Holdings, Inc.	15,942	901,998
Matson, Inc.	9,842	587,272
Moog, Inc., Class A	10,314	1,039,136
Mueller Industries, Inc.	10,291	756,183
NV5 Global, Inc. (a)	6,930	720,512
Owens Corning	7,598	727,888
Parsons Corp. (a)	26,188	1,171,651
Rush Enterprises, Inc., Class A	16,523	902,156
Ryder System, Inc.	8,010	714,812
Schneider National, Inc., Class B	33,149	886,736
Science Applications International Corp.	11,332	1,217,737
SPX Technologies, Inc. (a)	12,149	857,476
The GEO Group, Inc. (a)	58,988	465,415
Trinity Industries, Inc.	26,009	633,579
Triton International Ltd.	13,928	880,528
UFP Industries, Inc.	8,538	678,515
Valmont Industries, Inc.	3,040	970,611
Veritiv Corp.	3,766	508,937
Werner Enterprises, Inc.	21,302	969,028
		41,130,999
Information Technology (10.7%):
Allegro MicroSystems, Inc. (a)	14,827	711,548
Amkor Technology, Inc.	22,885	595,468
Arrow Electronics, Inc. (a)	7,272	908,055
Avnet, Inc.	21,712	981,382
Axcelis Technologies, Inc. (a)	3,737	497,955
Belden, Inc.	9,542	827,959
Box, Inc., Class A (a)	23,678	634,334
Cirrus Logic, Inc. (a)	7,496	819,912
Cohu, Inc. (a)	15,967	612,973
CSG Systems International, Inc.	17,021	914,028
Dell Technologies, Inc., Class C	18,274	734,798
Diodes, Inc. (a)	7,055	654,422
DXC Technology Co. (a)	21,853	558,563
ExlService Holdings, Inc. (a)	4,878	789,407
Impinj, Inc. (a)	3,240	439,085
Insight Enterprises, Inc. (a)	8,051	1,150,971
Jabil, Inc.	10,303	908,312
National Instruments Corp.	14,670	768,855
NCR Corp. (a)	22,615	533,488
NetScout Systems, Inc. (a)	29,080	833,142
Onto Innovation, Inc. (a)	6,788	596,529
Plexus Corp. (a)	8,765	855,201
Progress Software Corp.	18,047	1,036,800

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Mid Cap Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Pure Storage, Inc., Class A (a)	29,639	$756,091
Rambus, Inc. (a)	17,394	891,616
Sanmina Corp. (a)	12,590	767,864
Super Micro Computer, Inc. (a)	4,746	505,686
TD SYNNEX Corp.	8,994	870,529
TTM Technologies, Inc. (a)	39,415	531,708
Vishay Intertechnology, Inc.	39,259	888,039
Xerox Holdings Corp.	36,689	565,011
		23,139,731
Materials (4.9%):
Alpha Metallurgical Resources, Inc.	2,878	448,968
Cabot Corp.	8,814	675,505
Carpenter Technology Corp.	12,900	577,404
Commercial Metals Co.	14,608	714,331
Graphic Packaging Holding Co.	39,701	1,011,978
Greif, Inc., Class A	13,060	827,612
Louisiana-Pacific Corp.	11,058	599,454
O-I Glass, Inc. (a)	27,677	628,545
Ryerson Holding Corp.	12,687	461,553
Silgan Holdings, Inc.	21,277	1,141,937
Sonoco Products Co.	17,915	1,092,815
Sylvamo Corp.	12,915	597,448
United States Steel Corp.	17,547	457,977
Warrior Met Coal, Inc.	15,719	577,045
Westrock Co.	23,630	720,006
		10,532,578
Real Estate (8.3%):
Agree Realty Corp.	18,927	1,298,581
Apartment Investment and Management Co.	109,498	842,040
Apple Hospitality REIT, Inc.	57,953	899,431
Corporate Office Properties Trust	40,890	969,502
EPR Properties	21,468	817,931
Equity Commonwealth	48,816	1,010,979
Four Corners Property Trust, Inc.	46,813	1,257,397
Getty Realty Corp.	36,141	1,302,160
Global Net Lease, Inc.	64,821	833,598
InvenTrust Properties Corp.	35,689	835,123
LTC Properties, Inc.	33,974	1,193,507
National Health Investors, Inc.	18,679	963,463
National Retail Properties, Inc.	29,502	1,302,513
Omega Healthcare Investors, Inc.	38,875	1,065,564
Paramount Group, Inc.	139,490	636,074
Phillips Edison & Co., Inc.	31,377	1,023,518
Sabra Health Care REIT, Inc.	68,552	788,348
SL Green Realty Corp.	20,008	470,588
The Macerich Co.	53,469	566,771
		18,077,088
Utilities (4.8%):
Clearway Energy, Inc., Class C	30,554	957,257
National Fuel Gas Co.	18,634	1,075,927
New Jersey Resources Corp.	20,773	1,105,124
Northwest Natural Holding Co.	22,797	1,084,225
NRG Energy, Inc.	23,863	818,262
OGE Energy Corp.	33,249	1,252,158
Otter Tail Corp.	10,827	782,467
Pinnacle West Capital Corp.	15,707	1,244,623
Spire, Inc.	15,316	1,074,264
Vistra Corp.	39,613	950,712
		10,345,019
Total Common Stocks (Cost $204,189,697)		215,589,134

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Mid Cap Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Rights (0.0%)(c)
Health Care (0.0%):(c)
Achillion Pharmaceuticals, CVR1/29/49 (a)(d)	17,954	$4,129
Total Rights (Cost $–)		4,129

Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (e)	85,995	85,995
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (e)	85,995	85,995
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (e)	85,995	85,995
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (e)	85,995	85,995
Total Collateral for Securities Loaned (Cost $343,980)		343,980

Total Investments (Cost $204,533,677) — 99.5%		215,937,243
Other assets in excess of liabilities — 0.5%		1,133,527
NET ASSETS - 100.00%		$217,070,770

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(e)	Rate disclosed is the daily yield on March 31, 2023.

CVR—Contingent Value Right

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	14	6/16/23	$1,227,435	$1,269,450	$42,015

	Total unrealized appreciation				$42,015
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$42,015

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Australia (3.1%):
Energy (0.6%):
Whitehaven Coal Ltd.	112,898	$507,778
Worley, Ltd.	114,238	1,100,138
		1,607,916
Financials (0.5%):
National Australia Bank Ltd.	78,024	1,445,420

Industrials (0.5%):
Aurizon Holdings Ltd.	575,398	1,292,053

Materials (1.1%):
Incitec Pivot, Ltd.	489,848	1,024,657
Rio Tinto Ltd.	13,498	1,083,751
South32 Ltd.	270,897	791,149
		2,899,557
Real Estate (0.4%):
Vicinity Centres	857,442	1,114,543
		8,359,489
Austria (0.8%):
Energy (0.4%):
OMV AG	22,739	1,042,053

Financials (0.4%):
Raiffeisen Bank International AG	78,611	1,207,079
		2,249,132
Belgium (1.1%):
Financials (0.5%):
Ageas SA	32,547	1,406,816

Utilities (0.6%):
Elia Group SA	12,811	1,689,295
		3,096,111
Canada (8.4%):
Consumer Discretionary (1.5%):
Dollarama, Inc.	35,061	2,095,669
Restaurant Brands International, Inc.	30,503	2,048,055
		4,143,724
Consumer Staples (2.5%):
Empire Co. Ltd., Class A	73,176	1,961,938
George Weston Ltd.	18,142	2,404,523
Loblaw Cos. Ltd.	25,785	2,350,284
		6,716,745
Energy (0.4%):
Tourmaline Oil Corp.	24,166	1,007,200

Financials (1.2%):
Element Fleet Management Corp.	123,687	1,624,690
Fairfax Financial Holdings Ltd.	2,339	1,555,808
		3,180,498
Materials (1.1%):
Nutrien Ltd.	13,956	1,030,821
Teck Resources Ltd., Class B	24,412	891,536
West Fraser Timber Co. Ltd.	14,784	1,054,671
		2,977,028

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Real Estate (0.7%):
RioCan Real Estate Investment Trust	135,866	$2,050,106

Utilities (1.0%):
Canadian Utilities Ltd., Class A (a)	99,316	2,767,883
		22,843,184
Denmark (1.1%):
Health Care (0.7%):
Novo Nordisk A/S, Class B	11,583	1,831,060

Industrials (0.4%):
AP Moller - Maersk A/S, Class B	555	1,005,587
		2,836,647
Finland (0.5%):
Health Care (0.5%):
Orion Oyj, Class B	32,712	1,461,127

France (8.5%):
Communication Services (2.6%):
Bollore SE	387,060	2,388,249
Orange SA	230,276	2,734,835
Vivendi SE	180,326	1,818,571
		6,941,655
Consumer Discretionary (0.3%):
Renault SA (b)	22,993	937,503

Consumer Staples (0.6%):
Carrefour SA	81,804	1,652,633

Health Care (1.2%):
Ipsen SA	11,293	1,242,981
Sanofi	19,509	2,120,631
		3,363,612
Industrials (2.2%):
Bouygues SA	62,124	2,094,446
Eiffage SA	19,333	2,091,017
Thales SA	11,360	1,679,664
		5,865,127
Real Estate (0.9%):
Covivio	20,121	1,169,508
Klepierre SA (a)	51,319	1,160,308
		2,329,816
Utilities (0.7%):
Engie SA	115,520	1,825,681
		22,916,027
Germany (8.0%):
Communication Services (1.0%):
Deutsche Telekom AG	114,503	2,775,130

Consumer Discretionary (2.1%):
Bayerische Motoren Werke AG	16,345	1,789,111
Mercedes-Benz Group AG	16,728	1,283,937
Porsche Automobil Holding SE, Preference Shares	22,078	1,266,976
Volkswagen AG, Preference Shares	9,702	1,321,838
		5,661,862

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Consumer Staples (1.1%):
Henkel AG And Co. KGaA, Preference Shares	38,007	$2,969,934

Financials (0.7%):
Commerzbank AG (b)	80,972	851,893
Deutsche Bank AG, Registered Shares	93,946	953,142
		1,805,035
Health Care (1.6%):
Fresenius Medical Care AG & Co. KGaA	30,380	1,288,112
Fresenius SE & Co. KGaA	52,368	1,411,176
Merck KGaA	8,285	1,541,247
		4,240,535
Industrials (0.4%):
Rheinmetall AG	3,771	1,118,824

Materials (0.5%):
HeidelbergCement AG	20,809	1,517,739

Utilities (0.6%):
RWE AG	35,850	1,541,033
		21,630,092
Greece (0.8%):
Consumer Discretionary (0.8%):
OPAP SA	130,322	2,090,138

Hong Kong (4.2%):
Consumer Staples (0.4%):
WH Group Ltd. (c)	1,844,087	1,099,447

Industrials (0.5%):
CK Hutchison Holdings Ltd.	239,871	1,488,174

Real Estate (3.3%):
CK Asset Holdings Ltd.	215,501	1,308,155
Henderson Land Development Co. Ltd.	299,000	1,034,160
Hongkong Land Holdings Ltd.	257,000	1,128,230
Sino Land Co. Ltd.	897,222	1,213,868
Sun Hung Kai Properties Ltd.	104,487	1,464,205
Swire Pacific Ltd., Class A	130,903	1,005,574
The Wharf Holdings Ltd.	356,311	815,234
Wharf Real Estate Investment Co. Ltd.	163,000	936,507
		8,905,933
		11,493,554
Ireland (0.4%):
Financials (0.4%):
AIB Group PLC	267,512	1,085,516

Israel (0.6%):
Communication Services (0.6%):
Bezeq The Israeli Telecommunication Corp. Ltd.	1,280,117	1,740,498

Italy (1.3%):
Financials (0.8%):
Banco BPM SpA	263,111	1,028,569
UniCredit SpA	55,540	1,048,561
		2,077,130

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Industrials (0.5%):
Leonardo SpA	118,894	$1,395,006
		3,472,136
Japan (25.3%):
Communication Services (1.6%):
Capcom Co. Ltd.	16,500	588,487
Dentsu Group, Inc.	18,500	647,974
KDDI Corp.	29,800	918,736
Nexon Co. Ltd.	21,700	515,694
Nippon Telegraph & Telephone Corp.	32,300	963,939
Toho Co. Ltd.	20,200	771,422
		4,406,252
Consumer Discretionary (2.8%):
Aisin Corp.	27,300	749,537
Bridgestone Corp.	18,800	760,015
Honda Motor Co. Ltd.	26,300	695,337
Iida Group Holdings Co. Ltd.	43,800	712,294
Isuzu Motors Ltd.	52,000	618,469
Mazda Motor Corp.	49,700	458,591
Mitsubishi Motors Corp. (b)	79,000	310,621
Sekisui House Ltd.	45,200	918,572
Subaru Corp.	30,900	492,152
Sumitomo Electric Industries Ltd.	59,500	760,557
Suzuki Motor Corp.	15,900	575,351
Yamaha Motor Co. Ltd.	21,100	549,909
		7,601,405
Consumer Staples (2.0%):
Japan Tobacco, Inc.	38,800	817,734
Kirin Holdings Co. Ltd.	59,900	945,694
MEIJI Holdings Co. Ltd.	39,274	933,334
Nissin Foods Holdings Co. Ltd.	9,204	840,950
Suntory Beverage & Food Ltd.	17,300	643,082
Toyo Suisan Kaisha Ltd.	14,200	593,628
Yakult Honsha Co. Ltd.	10,382	753,078
		5,527,500
Energy (0.7%):
ENEOS Holdings, Inc.	219,000	767,391
Idemitsu Kosan Co. Ltd.	24,900	543,914
Inpex Corp.	41,200	433,537
		1,744,842
Financials (4.1%):
Concordia Financial Group Ltd.	135,100	496,602
Dai-ichi Life Holdings, Inc.	26,400	484,212
Japan Post Holdings Co. Ltd.	109,800	890,326
Japan Post Insurance Co. Ltd.	39,100	608,766
Mitsubishi HC Capital, Inc.	197,200	1,016,005
Mitsubishi UFJ Financial Group, Inc.	90,300	576,720
Mizuho Financial Group, Inc.	53,200	752,558
MS&AD Insurance Group Holdings, Inc.	21,400	661,859
Nomura Holdings, Inc.	224,900	863,449
ORIX Corp.	35,600	583,635
Resona Holdings, Inc.	105,900	510,116
SBI Holdings, Inc.	36,500	721,422
Sompo Holdings, Inc.	15,200	601,314
Sumitomo Mitsui Financial Group, Inc.	16,700	666,440
Sumitomo Mitsui Trust Holdings, Inc.	18,200	622,523
The Chiba Bank Ltd.	79,000	508,775
Tokio Marine Holdings, Inc.	30,200	579,387
		11,144,109

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Health Care (1.7%):
Astellas Pharma, Inc.	52,700	$747,470
Daiichi Sankyo Co. Ltd.	13,300	483,072
Eisai Co. Ltd.	7,100	401,314
Ono Pharmaceutical Co. Ltd.	31,600	657,897
Otsuka Holdings Co. Ltd.	26,100	826,290
Shionogi & Co. Ltd.	13,800	621,291
Takeda Pharmaceutical Co. Ltd.	29,200	956,764
		4,694,098
Industrials (5.5%):
AGC, Inc.	18,100	671,456
Dai Nippon Printing Co. Ltd.	17,500	488,381
Hankyu Hanshin Holdings, Inc.	31,200	922,417
IHI Corp.	18,900	472,642
ITOCHU Corp.	22,200	719,209
Kajima Corp.	61,300	737,853
Kawasaki Kisen Kaisha Ltd.	13,900	316,718
Kintetsu Group Holdings Co. Ltd.	24,100	774,228
Komatsu Ltd.	27,500	678,800
Marubeni Corp.	42,600	576,140
Mitsubishi Corp.	16,500	590,475
Mitsubishi Heavy Industries Ltd.	12,500	459,099
Mitsui & Co. Ltd.	19,900	616,966
Mitsui Osk Lines Ltd.	17,200	428,834
NIPPON EXPRESS HOLDINGS, Inc.	11,600	696,385
Nippon Yusen KK (a)	16,300	379,261
Obayashi Corp.	120,200	917,163
Sojitz Corp.	34,300	713,851
Sumitomo Corp.	39,500	696,516
Taisei Corp.	22,100	681,678
Tobu Railway Co. Ltd.	39,500	943,168
TOPPAN, Inc.	35,400	710,613
Toyota Tsusho Corp.	13,500	571,483
		14,763,336
Information Technology (3.3%):
Canon, Inc.	35,000	779,169
Fujitsu Ltd.	4,500	604,531
Hirose Electric Co. Ltd.	5,300	689,447
Itochu Techno-Solutions Corp.	30,500	747,797
Kyocera Corp.	15,200	788,623
NEC Corp.	19,400	745,255
Ricoh Co. Ltd.	76,400	570,295
Rohm Co. Ltd.	6,400	528,834
SCSK Corp.	46,400	676,288
Seiko Epson Corp.	43,400	614,910
TDK Corp.	13,100	466,236
TIS, Inc.	23,200	609,882
Trend Micro, Inc. Japan	10,800	526,333
Yokogawa Electric Corp.	39,900	646,166
		8,993,766
Materials (0.9%):
JFE Holdings, Inc.	46,300	585,551
Nippon Steel Corp.	25,700	603,977
Sumitomo Chemical Co. Ltd.	197,300	661,333
Toray Industries, Inc.	107,612	613,119
		2,463,980
Real Estate (1.6%):
Daito Trust Construction Co. Ltd.	7,200	715,336
Daiwa House Industry Co. Ltd.	36,900	865,521
Hulic Co. Ltd.	103,900	850,703

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Mitsubishi Estate Co. Ltd.	56,400	$669,739
Mitsui Fudosan Co. Ltd.	33,000	617,445
Sumitomo Realty & Development Co. Ltd.	24,900	559,294
		4,278,038
Utilities (1.1%):
Chubu Electric Power Co., Inc.	67,400	710,249
Osaka Gas Co. Ltd.	41,200	676,839
The Kansai Electric Power Co., Inc.	69,800	678,757
Tokyo Electric Power Co. Holdings, Inc. (b)	108,200	385,497
Tokyo Gas Co. Ltd.	26,700	501,983
		2,953,325
		68,570,651
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal SA	41,018	1,239,654

Netherlands (2.1%):
Financials (1.7%):
Aegon NV	264,802	1,134,533
ASR Nederland NV	43,093	1,716,860
NN Group NV	43,792	1,588,948
		4,440,341
Materials (0.4%):
OCI NV	32,846	1,113,424
		5,553,765
Norway (1.0%):
Energy (0.4%):
Equinor ASA	41,403	1,181,767

Industrials (0.6%):
Kongsberg Gruppen ASA	36,799	1,486,743
		2,668,510
Singapore (2.9%):
Consumer Discretionary (0.7%):
Genting Singapore Ltd.	2,153,900	1,813,129

Industrials (1.0%):
Jardine Cycle & Carriage Ltd.	60,000	1,410,597
Keppel Corp. Ltd.	332,300	1,406,125
		2,816,722
Real Estate (0.6%):
City Developments Ltd.	289,600	1,604,173

Utilities (0.6%):
Sembcorp Industries Ltd.	500,800	1,648,631
		7,882,655
South Korea (8.6%):
Communication Services (1.2%):
KT Corp.	70,108	1,586,142
SK Telecom Co. Ltd.	47,003	1,744,061
		3,330,203
Consumer Discretionary (1.3%):
Hanwha Galleria Co., Ltd. (b)	1,529	2,502
Hyundai Mobis Co. Ltd.	7,030	1,166,536
Hyundai Motor Co.	8,817	1,249,702

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Kia Corp.	18,868	$1,174,086
		3,592,826
Consumer Staples (0.7%):
KT&G Corp.	27,721	1,786,734

Financials (2.3%):
Hana Financial Group, Inc.	26,135	817,158
Industrial Bank of Korea	173,832	1,348,777
KB Financial Group, Inc.	25,128	919,835
Samsung Life Insurance Co. Ltd.	25,603	1,235,207
Shinhan Financial Group Co. Ltd.	36,572	993,178
Woori Financial Group, Inc.	104,241	913,720
		6,227,875
Industrials (1.6%):
HMM Co. Ltd.	44,019	688,167
Hyundai Glovis Co. Ltd.	8,877	1,080,898
LG Corp.	21,314	1,355,765
SK, Inc.	8,024	1,063,332
		4,188,162
Information Technology (0.6%):
LG Innotek Co. Ltd.	3,759	781,140
SK Hynix, Inc.	14,037	955,426
		1,736,566
Materials (0.9%):
Hanwha Solutions Corp. (b)	13,560	559,384
Lotte Chemical Corp.	5,895	864,075
POSCO Holdings, Inc.	4,013	1,134,504
		2,557,963
		23,420,329
Spain (4.2%):
Communication Services (0.8%):
Telefonica SA	479,914	2,067,621

Energy (0.5%):
Repsol SA	87,083	1,339,528

Financials (0.7%):
Banco de Sabadell SA	815,891	874,842
CaixaBank SA	285,393	1,109,176
		1,984,018
Health Care (0.3%):
Grifols SA (b)	74,752	738,303

Industrials (0.8%):
ACS Actividades de Construccion y Servicios SA	67,034	2,133,498

Real Estate (0.5%):
Merlin Properties Socimi SA	158,272	1,383,337

Utilities (0.6%):
Acciona SA	8,853	1,773,154
		11,419,459
Sweden (2.8%):
Financials (1.3%):
Industrivarden AB, Class C (a)	61,889	1,665,453
Investor AB, Class B	93,102	1,848,992
		3,514,445

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Health Care (0.6%):
Swedish Orphan Biovitrum AB (b)	71,181	$1,656,856

Industrials (0.5%):
Saab AB, Class B	21,058	1,280,708

Materials (0.4%):
SSAB AB, Class B	173,491	1,236,068
		7,688,077
Switzerland (1.8%):
Consumer Discretionary (0.6%):
The Swatch Group AG	4,504	1,543,188

Materials (1.2%):
Glencore PLC	205,482	1,177,485
Holcim AG	31,234	2,011,241
		3,188,726
		4,731,914
United Kingdom (10.4%):
Communication Services (0.6%):
Vodafone Group PLC	1,567,039	1,725,971

Consumer Discretionary (1.5%):
Burberry Group PLC	53,523	1,707,149
Frasers Group PLC (b)	98,619	945,113
Pearson PLC	145,608	1,516,477
		4,168,739
Consumer Staples (2.8%):
British American Tobacco PLC	55,960	1,960,536
Haleon PLC (b)	404,625	1,606,982
Imperial Brands PLC	99,162	2,279,783
J Sainsbury PLC	481,515	1,655,195
		7,502,496
Energy (0.6%):
Shell PLC	52,697	1,500,438

Financials (1.4%):
HSBC Holdings PLC	216,747	1,469,539
NatWest Group PLC	396,769	1,289,988
Standard Chartered PLC	137,161	1,039,065
		3,798,592
Health Care (1.4%):
AstraZeneca PLC	15,176	2,102,407
GSK PLC	100,306	1,767,915
		3,870,322
Industrials (0.8%):
BAE Systems PLC	173,561	2,103,445

Information Technology (0.3%):
Wise PLC, Class A (b)	117,860	790,511

Materials (0.5%):
Rio Tinto PLC	22,010	1,487,114

Utilities (0.5%):
Centrica PLC	1,003,885	1,313,098
		28,260,726
Total Common Stocks (Cost $246,699,556)		266,709,391

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (2.5%)^
United States (2.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	1,698,830	$1,698,830
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	1,698,830	1,698,830
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	1,698,830	1,698,830
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	1,698,830	1,698,830
Total Collateral for Securities Loaned (Cost $6,795,320)		6,795,320
Total Investments (Cost $253,494,876) — 100.9%		273,504,711

Liabilities in excess of other assets — (0.9)%		(2,525,643)
NET ASSETS - 100.00%		$270,979,068

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $1,099,447 and amounted to 0.4% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	14	6/16/23	$1,418,427	$1,467,550	$49,123

	Total unrealized appreciation				$49,123
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$49,123

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Markets Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Brazil (5.5%):
Consumer Staples (0.8%):
JBS SA	239,000	$841,799
M Dias Branco SA	111,100	552,880
		1,394,679
Energy (0.4%):
Petroleo Brasileiro SA, Preference Shares	134,800	623,742

Financials (1.2%):
Banco do Brasil SA	111,200	858,153
BB Seguridade Participacoes SA	175,700	1,127,095
		1,985,248
Health Care (0.6%):
Hypera SA	128,200	953,677

Information Technology (0.4%):
Cielo SA	808,900	774,120

Materials (1.0%):
Bradespar SA, Preference Shares	179,000	947,292
Gerdau SA, Preference Shares	155,820	777,578
		1,724,870
Utilities (1.1%):
Cia Energetica de Minas Gerais, Preference Shares	450,600	1,017,160
Cia Paranaense de Energia, Preference Shares	579,000	792,884
		1,810,044
		9,266,380
Chile (2.0%):
Consumer Staples (0.7%):
Cencosud SA	593,365	1,147,234

Industrials (0.4%):
Cia Sud Americana de Vapores SA	6,347,430	631,515

Materials (0.9%):
Empresas CMPC SA	542,806	907,637
Sociedad Quimica y Minera de Chile SA, Class B	7,596	610,021
		1,517,658
		3,296,407
China (24.7%):
Communication Services (0.6%):
China Tower Corp. Ltd., Class H (a)	8,295,499	1,003,952

Consumer Discretionary (1.8%):
China Tourism Group Duty Free Corp., Ltd. (a)(b)	22,200	548,941
Great Wall Motor Co. Ltd., Class H	374,992	462,906
Guangzhou Automobile Group Co. Ltd., Class H	1,321,758	833,497
Koolearn Technology Holding Ltd. (a)(b)	68,074	293,553
Yadea Group Holdings Ltd. (a)	330,225	851,887
		2,990,784
Consumer Staples (0.5%):
Tsingtao Brewery Co. Ltd., Class H	82,000	895,244

Energy (3.7%):
China Coal Energy Co. Ltd., Class H	915,298	693,788
China Petroleum & Chemical Corp., Class H	2,589,449	1,530,637
China Shenhua Energy Co. Ltd., Class H	309,875	975,058
Inner Mongolia Yitai Coal Co. Ltd., Class B	695,400	1,021,543
PetroChina Co. Ltd., Class H	2,237,469	1,325,430

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Markets Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Yankuang Energy Group Co. Ltd., Class H	199,288	$713,402
		6,259,858
Financials (10.7%):
Agricultural Bank of China Ltd., Class H	4,738,654	1,756,689
Bank of China Ltd., Class H	4,673,464	1,792,059
Bank of Communications Co. Ltd., Class H	2,086,789	1,313,265
China CITIC Bank Corp. Ltd., Class H	3,275,600	1,648,295
China Life Insurance Co. Ltd., Class H	505,467	830,672
China Minsheng Banking Corp. Ltd., Class H	3,615,798	1,239,092
CITIC Securities Co. Ltd., Class H	413,001	881,804
GF Securities Co. Ltd., Class H	596,593	845,142
Haitong Securities Co. Ltd., Class H	1,500,869	936,884
Huatai Securities Co. Ltd., Class H (a)	871,639	996,038
Industrial & Commercial Bank of China Ltd., Class H	2,789,957	1,485,665
New China Life Insurance Co. Ltd., Class H	324,246	770,785
PICC Property & Casualty Co. Ltd., Class H	1,221,620	1,246,567
Postal Savings Bank of China Co. Ltd., Class H (a)	1,425,395	846,190
The People's Insurance Co. Group of China Ltd., Class H	4,115,777	1,373,726
		17,962,873
Health Care (1.9%):
3SBio, Inc. (a)	810,000	806,936
China Resources Pharmaceutical Group Ltd. (a)	913,084	723,516
Sinopharm Group Co. Ltd., Class H	395,696	1,197,215
WuXi AppTec Co Ltd., Class H (a)	51,921	543,703
		3,271,370
Industrials (1.6%):
China Railway Group Ltd., Class H	1,731,885	1,056,821
COSCO SHIPPING Holdings Co. Ltd., Class H	661,366	743,960
Weichai Power Co. Ltd.	510,642	819,661
		2,620,442
Materials (3.0%):
Aluminum Corp. of China Ltd., Class H	1,362,000	690,569
Anhui Conch Cement Co. Ltd., Class H	212,294	735,620
China Hongqiao Group Ltd.	603,849	578,486
China National Building Material Co. Ltd., Class H	743,628	610,082
CMOC Group Ltd., Class H	1,146,198	693,586
Jiangxi Copper Co. Ltd., Class H	547,000	926,800
Zijin Mining Group Co. Ltd., Class H	438,128	732,288
		4,967,431
Real Estate (0.5%):
China Vanke Co. Ltd., Class H	320,942	506,167
Seazen Group Ltd. (b)	1,157,513	299,343
		805,510
Utilities (0.4%):
Huaneng Power International, Inc., Class H (b)	1,235,656	648,547
		41,426,011
Cyprus (0.0%):(c)
Financials (0.0%):(c)
TCS Group Holding PLC, GDR (b)(d)	15,868	7,016

Egypt (0.5%):
Financials (0.5%):
Commercial International Bank	468,344	776,918

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Markets Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Greece (0.0%):(c)
Consumer Discretionary (0.0%):(c)
FF Group (b)(d)	14,913	$3,881

Hong Kong (2.5%):
Industrials (0.4%):
Orient Overseas International Ltd.	33,406	639,207

Information Technology (0.6%):
Lenovo Group Ltd.	977,691	1,058,687

Real Estate (0.8%):
China Overseas Land & Investment Ltd., Class H	260,350	628,844
Yuexiu Property Co. Ltd.	437,949	660,575
		1,289,419
Utilities (0.7%):
Beijing Enterprises Holdings Ltd.	330,191	1,188,312
		4,175,625
Hungary (0.7%):
Health Care (0.7%):
Richter Gedeon Nyrt	54,624	1,144,167

India (7.4%):
Consumer Discretionary (2.7%):
Indian Hotels Co. Ltd.	271,047	1,069,807
Mahindra & Mahindra Ltd.	79,706	1,123,852
Page Industries Ltd.	2,886	1,331,130
TVS Motor Co. Ltd.	79,809	1,046,153
		4,570,942
Consumer Staples (1.0%):
ITC Ltd.	363,490	1,696,309

Health Care (1.0%):
Sun Pharmaceutical Industries Ltd.	134,101	1,604,267

Industrials (1.7%):
Adani Enterprises Ltd.	25,211	537,016
Bharat Electronics Ltd.	889,971	1,056,453
Cummins India Ltd.	60,316	1,196,081
		2,789,550
Information Technology (0.5%):
Tata Elxsi Ltd.	12,845	931,455

Utilities (0.5%):
Adani Power Ltd. (b)	354,600	826,764
		12,419,287
Indonesia (7.6%):
Communication Services (0.8%):
PT Telkom Indonesia Persero Tbk	4,915,149	1,331,255

Consumer Discretionary (0.7%):
PT Astra International Tbk	2,860,105	1,144,805

Consumer Staples (1.0%):
PT Indofood Sukses Makmur Tbk	3,853,777	1,593,957

Energy (2.3%):
Medco Energi Internasional Tbk PT	6,838,400	460,759
PT Adaro Energy Indonesia Tbk	3,805,981	736,314

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Markets Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
PT Bukit Asam Tbk	3,532,100	$940,165
PT Indo Tambangraya Megah Tbk	313,700	824,535
United Tractors Tbk PT	471,768	915,841
		3,877,614
Financials (1.5%):
PT Bank Mandiri Persero Tbk	1,739,944	1,198,461
PT Bank Negara Indonesia Persero Tbk	2,241,706	1,398,262
		2,596,723
Health Care (0.6%):
PT Kalbe Farma Tbk	7,175,133	1,005,189

Materials (0.2%):
PT Berkah Beton Sadaya Tbk (d)	10,635,235	401,038

Utilities (0.5%):
PT Perusahaan Gas Negara Tbk	8,850,150	814,757
		12,765,338
Malaysia (6.9%):
Consumer Discretionary (0.9%):
Genting Bhd	1,413,800	1,493,947

Consumer Staples (0.5%):
Sime Darby Plantation Bhd	888,200	860,003

Financials (5.5%):
Hong Leong Bank Bhd	564,500	2,588,252
Malayan Banking Bhd	1,317,500	2,560,312
Public Bank Bhd	2,096,900	1,901,950
RHB Bank Bhd	1,733,100	2,192,902
		9,243,416
		11,597,366
Mexico (4.4%):
Consumer Staples (2.6%):
Arca Continental SAB de CV	177,481	1,612,040
Coca-Cola Femsa SAB de CV	189,169	1,519,648
Grupo Bimbo SAB de CV, Class A	230,254	1,158,919
		4,290,607
Financials (1.1%):
Banco del Bajio SA (a)	250,289	911,339
Grupo Financiero Inbursa SAB de CV (b)	436,684	939,233
		1,850,572
Real Estate (0.7%):
Fibra Uno Administracion SA de CV	837,439	1,169,959
		7,311,138
Philippines (0.4%):
Communication Services (0.4%):
PLDT, Inc.	29,060	759,249

Poland (0.8%):
Materials (0.4%):
KGHM Polska Miedz SA	21,012	595,382

Utilities (0.4%):
PGE Polska Grupa Energetyczna SA (b)	474,724	690,564
		1,285,946

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Markets Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Russian Federation (0.0%):(c)
Consumer Staples (0.0%):(c)
Magnit PJSC, GDR (b)(d)(e)	32,414	$74

Energy (0.0%):(c)
Gazprom PJSC (d)(e)	324,752	10,051

Financials (0.0%):(c)
Sberbank of Russia PJSC (b)(d)(e)	177,888	492

Materials (0.0%):(c)
PhosAgro PJSC, GDR (b)(d)(e)	35,202	273
Severstal PAO (b)(d)(e)	37,552	6,885
United Co. RUSAL International PJSC (d)(e)	555,630	4,501
		11,659
Utilities (0.0%):(c)
Inter RAO UES PJSC (b)(d)(e)	23,475,472	8,700
		30,976
South Africa (2.2%):
Consumer Staples (0.7%):
Shoprite Holdings Ltd.	96,213	1,201,534

Financials (1.5%):
Nedbank Group Ltd.	91,006	1,108,844
OUTsurance Group Ltd.	738,830	1,450,054
		2,558,898
		3,760,432
Taiwan (17.3%):
Communication Services (1.1%):
Far EasTone Telecommunications Co. Ltd.	743,000	1,835,231

Consumer Discretionary (0.4%):
Yulon Motor Co., Ltd.	265,000	654,557

Financials (1.0%):
Taiwan Business Bank	3,772,000	1,666,395

Industrials (3.2%):
Eva Airways Corp.	869,000	766,387
Evergreen Marine Corp. Ltd.	112,400	585,167
Far Eastern New Century Corp.	1,399,000	1,438,289
Tatung Co., Ltd. (b)	1,264,000	1,370,077
Walsin Lihwa Corp.	373,000	597,265
Yang Ming Marine Transport Corp.	327,000	690,626
		5,447,811
Information Technology (11.6%):
ASE Technology Holding Co. Ltd.	255,000	942,273
Asustek Computer, Inc.	118,000	1,056,167
AU Optronics Corp.	1,297,800	784,350
Catcher Technology Co. Ltd.	225,000	1,404,172
Chicony Electronics Co. Ltd.	453,000	1,417,996
Compal Electronics, Inc.	2,385,000	1,978,034
Hon Hai Precision Industry Co. Ltd.	497,000	1,697,750
Innolux Corp.	1,564,995	745,358
Inventec Corp.	1,701,000	1,785,086
Lite-On Technology Corp.	547,000	1,316,968
Macronix International Co. Ltd.	796,000	916,400
Pegatron Corp.	556,000	1,272,892
Powertech Technology, Inc.	452,000	1,351,027
Wistron Corp.	1,266,000	1,740,256

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Markets Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Zhen Ding Technology Holding Ltd.	280,000	$1,048,448
		19,457,177
		29,061,171
Thailand (9.5%):
Communication Services (1.5%):
True Corp. PCL (b)	10,399,910	2,555,014

Consumer Discretionary (0.8%):
Asset World Corp. PCL	7,753,000	1,315,171

Consumer Staples (1.2%):
Charoen Pokphand Foods PCL	3,309,300	2,051,901

Financials (3.2%):
Bangkok Bank PCL	421,500	1,867,646
Kasikornbank PCL	463,700	1,796,956
Krung Thai Bank PCL	3,581,200	1,728,211
		5,392,813
Health Care (1.6%):
Bangkok Dusit Medical Services PCL	1,675,500	1,445,609
Bumrungrad Hospital PCL	186,800	1,234,723
		2,680,332
Information Technology (0.3%):
Delta Electronics Thailand PCL	16,850	562,795

Real Estate (0.9%):
Central Pattana PCL	718,600	1,444,922
		16,002,948
Turkey (6.7%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S	318,744	531,891

Consumer Discretionary (1.2%):
Arcelik A/S	93,299	570,568
Ford Otomotiv Sanayi A/S	24,882	759,398
Tofas Turk Otomobil Fabrikasi A/S	70,628	688,056
		2,018,022
Consumer Staples (1.0%):
BIM Birlesik Magazalar A/S	101,925	790,850
Coca-Cola Icecek A/S	72,904	774,899
		1,565,749
Energy (0.3%):
Turkiye Petrol Rafinerileri A/S	19,246	532,354

Financials (1.2%):
Akbank TAS	511,466	452,098
Haci Omer Sabanci Holding A/S	298,908	617,016
Turkiye Is Bankasi A/S (b)	739,951	500,778
Yapi ve Kredi Bankasi A/S	891,826	445,343
		2,015,235
Industrials (1.9%):
Aselsan Elektronik Sanayi Ve Ticaret A/S	182,052	493,496
Enka Insaat ve Sanayi A/S	310,548	474,787
KOC Holding AS	167,258	667,653
Pegasus Hava Tasimaciligi AS (b)	21,591	510,356
Turk Hava Yollari AO (b)	81,576	504,409
Turkiye Sise ve Cam Fabrikalari A/S	258,990	571,915
		3,222,616

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Markets Value Momentum ETF	March 31, 2023
(Unaudited)

Security Description	Shares	Value
Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS (b)	259,537	$479,408
Koza Altin Isletmeleri A/S	341,263	384,632
		864,040
Utilities (0.3%):
Enerjisa Enerji A/S (a)	345,245	493,606
		11,243,513
United States (0.0%):(c)
Materials (0.0%):(c)
Phosagro Public Joint, GDR (b)(d)	227	2
Total Common Stocks (Cost $159,586,366)		166,333,771

Total Investments (Cost $159,586,366) — 99.1%		166,333,771
Other assets in excess of liabilities — 0.9%		1,545,733
NET ASSETS - 100.00%		$167,879,504

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $8,019,661 and amounted to 4.8% of net assets.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(e)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.

Security Name	Acquisition Date	Cost
Gazprom PJSC	12/8/2017	$722,938
Inter RAO UES PJSC	5/2/2018	1,576,280
Magnit PJSC, GDR	12/21/2021	479,540
PhosAgro PJSC, GDR	12/21/2021	748,678
Sberbank of Russia PJSC	10/24/2017	634,243
Severstal PAO	5/27/2021	881,363
United Co. RUSAL International PJSC	11/30/2021	516,962

GDR—Global Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Markets Value Momentum ETF	March 31, 2023
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	30	6/16/23	$1,438,182	$1,493,250	$55,068

	Total unrealized appreciation				$55,068
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$55,068